As filed with the Securities and Exchange Commission on April 18, 2019
1933 Act Registration No. 333-214143
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 9
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 670
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln InvestmentSolutionsSM RIA
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Leon E. Roday, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

The Lincoln National Life Insurance Company
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.
Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.75%	55-58	3.75%
59-64	4.50%	59-64	4.25%
65-69	5.75%	65-69	5.50%
70-74	5.80%	70-74	5.60%
75+	6.00%	75+	5.75%
The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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The Lincoln National Life Insurance Company
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Market Select® Advantage. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.
Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.25%	59-64	4.00%
65-69	5.25%	65-69	5.15%
70-74	5.50%	70-74	5.25%
75+	5.75%	75+	5.50%
The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.
i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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The Lincoln National Life Insurance Company
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

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The Lincoln National Life Insurance Company
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Max 6 SelectSM Advantage rider. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The rates may be different than those listed below for applications and/or rider election forms signed after May 19, 2019.
The initial Guaranteed Annual Income rate is based on your age as of the date of the first Guaranteed Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Guaranteed Annual Income rate will only increase upon an Automatic Annual Step-up, and will decrease once the Contract Value reaches zero.
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Guaranteed Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Automatic Annual Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Guaranteed Annual Income rate in Table B.
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%
In order to receive the rates indicated in this Rate Sheet, your application and/or election forms must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application and/or election forms in Good Order within 10 days from the date you sign your application and/or election forms, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your application and/or election forms, you will receive the higher set of rates. If the rates have decreased when we compare the Guaranteed Annual Income rates that we are offering on the day you signed your application and/or election forms to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application and/or election forms, subject to meeting the rules above.

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Lincoln InvestmentSolutionsSM RIA Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2019
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-877-534-8255
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please contact the Home Office or your financial professional regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods.
You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®:
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Bond Fund
American Funds Capital Income Builder® Fund
American Funds Global Balanced Fund
American Funds Global Bond Fund
American Funds Global Growth and Income Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds International Growth and Income Fund

1

American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Blue Chip Income and Growth Fund
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Mortgage Fund
American Funds New World Fund®
American Funds U.S. Government/AAA Rated Securities Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Ivy Variable Insurance Portfolios:
Ivy VIP High Income Portfolio
Ivy VIP Mid Cap Growth Portfolio
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Find
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Total Return Series
Northern Lights Variable Trust
TOPS® Balanced ETF Portfolio*
TOPS® Moderate Growth ETF Portfolio*
Putnam Variable Trust:
Putnam VT George Putnam Balanced Fund
* Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports.
2

Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-877-534-8255. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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4

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Com-
mencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Income Base—Under certain Living Benefit Riders, the Income Base is a value used to calculate your Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The initial Income Base is equal to your initial Purchase Payment (or your Contract Value on the effective date of the rider, if you elect the rider after we have issued the contract). The Income Base is increased by Enhancements, Automatic Annual Step-ups and additional Purchase Payments, and

5

reduced upon an Excess Withdrawal (or all withdrawals under 4LATER® Select Advantage).
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Nursing Home Enhancement—A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a financial professional under contract with us:
•	Employees and financial professionals of any member of the selling group (broker-dealers who have selling agreements with us for the products described in this prospectus) and their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase: There are no sales charges, deferred sales charges, or surrender charges associated with this contract.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract that has elected i4LIFE® Advantage and Highest Anniversary Death Benefit.
•	Table D reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
•	Table E reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Account Fee:[1]	$50
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)
Guaranteed Maximum and Current Product Charges:
Product Charge[2]
Guarantee of Principal Death Benefit[3,4]
Age at Issue 1 - 80
Mortality and Expense Risk Charge	0.40%
Administrative Charge	0.10%
Total Separate Account Expenses	0.50%
Age at Issue 81 – 85
Mortality and Expense Risk Charge	0.60%
Administrative Charge	0.10%
Total Separate Account Expenses	0.70%

	Single Life	Joint Life
Optional Rider Charges:
Highest Anniversary Death Benefit[5]
Guaranteed Maximum Annual Charge	1.25%	1.25%
Current Annual Charge	0.25%	0.25%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Market Select® Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
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	Single Life	Joint Life
Lincoln Max 6 SelectSM Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
4LATER® Select Advantage:[7]
Guaranteed Maximum Charge	2.25%	2.45%
Current Charge	1.25%	1.50%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	The product charge consists of a mortality and expense risk charge of 0.40% and an administrative charge of 0.10% for contracts issued at ages 1 - 80. The product charge consists of a mortality and expense risk charge of 0.60% and an administrative charge of 0.10% for contracts issued at ages 81 - 85. The product charge consists of a mortality and expense risk charge of 0.30% and an administrative charge of 0.10% for all contracts on and after the Annuity Commencement Date.
[3]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[4]	The Guarantee of Principal Death Benefit will automatically terminate if all Contractowners and Annuitants are changed. If this happens, the Contract Value Death Benefit will be in effect, and the Product Charge of 0.40% for the Contract Value Death Benefit will apply.
[5]	As an annualized percentage of the highest anniversary value at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. The Guarantee of Principal Death Benefit product charge also applies.
[6]	As an annualized percentage of the Income Base, as increased by subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.
[7]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$50

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed and Current Product Charges:
Guarantee of Principal Death Benefit:3
Age at Issue 1 – 80	0.90%
Age at Issue 81 – 85	1.10%
Account Value Death Benefit	0.80%

	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit:[4]
Guarantee of Principal Death Benefit:[3]
Guaranteed Maximum Charge:
Age at Issue 1 – 80	3.15%	3.35%
Age at Issue 81 – 85	3.35%	3.55%
Current Charge:
Age at Issue 1 – 80	1.85%	2.05%
Age at Issue 81 – 85	2.05%	2.25%
Account Value Death Benefit
Guaranteed Maximum Charge	3.05%	3.25%
Current Charge	1.75%	1.95%
8

[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 0.80% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
[3]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[4]	The current annual charge rate for the Guaranteed Income Benefit is 0.95% of Account Value for the single life option with a guaranteed maximum annual charge rate of 2.25%, and 1.15% of Account Value for the joint life option with a guaranteed maximum annual charge rate of 2.45%. These charges and the Guarantee of Principal Death Benefit product charge are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 0.80%. See Charges and Other Deductions – i4LIFE® Advantage Select Guaranteed Income Benefit Charge for more information.

TABLE C
Expenses for a Contract that has Elected i4LIFE® Advantage and Highest Anniversary Death Benefit
Annual Account Fee:[1]		$50

	Single Life	Joint Life
Highest Anniversary Death Benefit charge:[2]
Guaranteed Maximum Annual Charge	1.25%	1.25%
Current Annual Charge	0.25%	0.25%

i4LIFE® Advantage without a Guaranteed Income Benefit rider[3]	Single/Joint Life
Guaranteed Maximum and Current Product Charges:
Guarantee of Principal Death Benefit:[4]
Age at Issue 1 – 80	0.90%
Age at Issue 81 – 85	1.10%
Account Value Death Benefit	0.80%

i4LIFE® Advantage Select Guaranteed Income Benefit:[5]	Single Life	Joint Life
Guarantee of Principal Death Benefit:[4]
Guaranteed Maximum Charge:
Age at Issue 1 – 80	3.15%	3.35%
Age at Issue 81 – 85	3.35%	3.55%
Current Charge:
Age at Issue 1 – 80	1.85%	2.05%
Age at Issue 81 – 85	2.05%	2.25%
Account Value Death Benefit:
Guaranteed Maximum Charge	3.05%	3.25%
Current Charge	1.75%	1.95%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 0.80% during the Lifetime Income Period. The Guarantee of Principal Death Benefit product charge also applies if the Highest Anniversary Death Benefit is in effect.
[4]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[5]	The current annual charge rate for the Guaranteed Income Benefit is 0.95% of Account Value for the single life option with a guaranteed maximum annual charge rate of 2.25%, and 1.15% of Account Value for the joint life option with a guaranteed maximum annual charge rate of 2.45%. These charges and the Guarantee of
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Principal Death Benefit product charge are added to the i4LIFE® Advantage charges to comprise of the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 0.80%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

TABLE D
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Annual Account Fee:[1]	$50

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)
Guaranteed Maximum and Current Product Charges:
Product Charge[2,3]
Guarantee of Principal Death Benefit:
Age at Issue 1 – 80
Mortality and Expense Risk Charge	0.40%
Administrative Charge	0.10%
Total Separate Account Expenses	0.50%
Age at Issue 81 – 85
Mortality and Expense Risk Charge	0.60%
Administrative Charge	0.10%
Total Separate Account Expenses	0.70%
Account Value Death Benefit
Mortality and Expense Risk Charge	0.30%
Administrative Charge	0.10%
Total Separate Account Expenses	0.40%

Highest Anniversary Death Benefit[4]
Guaranteed Maximum Annual Charge	1.25%
Current Annual Charge	0.25%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[5]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	The product charge rate of 0.50% will apply on and after the Annuity Commencement Date. See Other Charges and Deductions for more information.
[3]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[4]	If elected, the charge for the Highest Anniversary Death Benefit is added to the Guarantee of Principal Death Benefit Product Charge.
[5]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two-part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider. (The charge for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider continues to be a factor in determining the i4LIFE Advantage Guaranteed Income Benefit (Managed Risk) charge.) See Charges and Other Deductions – Rider Charges for more information.

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TABLE E
Expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
Annual Account Fee:[1]	$50

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)
Guaranteed Maximum and Current Product Charges:
Product Charge[2,3]
Guarantee of Principal Death Benefit:
Age at Issue 1 – 80	0.50%
Age at Issue 81 – 85	0.70%
Account Value Death Benefit	0.40%

Highest Anniversary Death Benefit[4]
Guaranteed Maximum Annual Charge	1.25%
Current Annual Charge	0.25%

i4LIFE® Advantage Select Guaranteed Income Benefit:[5]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	This product charge includes an administrative charge of 0.10%. The product charge rate is 0.40% on and after the Annuity Commencement Date.
[3]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[4]	The Guarantee of Principal Death Benefit product charge also applies if the Highest Anniversary Death Benefit is in effect.
[5]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.24%	1.42%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.24%	1.01%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain
11

of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2018:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
ALPS/Stadion Core ETF Portfolio - Class I	0.50%		0.00%		0.44%		0.09%		1.03%	-0.14%	0.89%
American Century VP Balanced Fund - Class I	0.90%		0.00%		0.01%		0.00%		0.91%	-0.16%	0.75%
American Century VP Large Company Value Fund - Class I	0.90%		0.00%		0.01%		0.00%		0.91%	-0.14%	0.77%
American Funds Asset Allocation Fund - Class 1A	0.27%		0.00%		0.27%		0.00%		0.54%	0.00%	0.54%
American Funds Blue Chip Income and Growth Fund - Class 1A	0.39%		0.00%		0.27%		0.00%		0.66%	0.00%	0.66%
American Funds Bond Fund - Class 1A	0.36%		0.00%		0.27%		0.00%		0.63%	0.00%	0.63%
American Funds Capital Income Builder® - Class 1A	0.50%		0.00%		0.29%		0.00%		0.79%	0.00%	0.79%
American Funds Global Balanced Fund - Class 1A	0.66%		0.00%		0.31%		0.00%		0.97%	0.00%	0.97%
American Funds Global Bond Fund - Class 1A	0.53%		0.00%		0.29%		0.00%		0.82%	0.00%	0.82%
American Funds Global Growth and Income Fund - Class 1A	0.59%		0.00%		0.29%		0.00%		0.88%	0.00%	0.88%
American Funds Global Growth Fund - Class 1A	0.52%		0.00%		0.28%		0.00%		0.80%	0.00%	0.80%
American Funds Global Small Capitalization Fund - Class 1A	0.70%		0.00%		0.29%		0.00%		0.99%	0.00%	0.99%
American Funds Growth Fund - Class 1A	0.32%		0.00%		0.27%		0.00%		0.59%	0.00%	0.59%
American Funds Growth-Income Fund - Class 1A	0.26%		0.00%		0.27%		0.00%		0.53%	0.00%	0.53%
American Funds High-Income Bond Fund - Class 1A	0.47%		0.00%		0.28%		0.00%		0.75%	0.00%	0.75%
American Funds International Fund - Class 1A	0.49%		0.00%		0.29%		0.00%		0.78%	0.00%	0.78%
American Funds International Growth and Income Fund - Class 1A	0.61%		0.00%		0.30%		0.00%		0.91%	0.00%	0.91%
American Funds Managed Risk Asset Allocation Fund - Class P1	0.15%		0.00%		0.26%		0.28%		0.69%	-0.05%	0.64%
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	0.15%		0.00%		0.28%		0.39%		0.82%	-0.05%	0.77%
American Funds Managed Risk Growth Fund - Class P1	0.15%		0.00%		0.28%		0.34%		0.77%	-0.05%	0.72%
American Funds Managed Risk Growth-Income Fund - Class P1	0.15%		0.00%		0.29%		0.29%		0.73%	-0.06%	0.67%
American Funds Managed Risk International Fund - Class P1	0.15%		0.00%		0.32%		0.49%		0.96%	-0.09%	0.87%
American Funds Mortgage Fund - Class 1A	0.42%		0.00%		0.31%		0.00%		0.73%	0.00%	0.73%
American Funds New World Fund® - Class 1A	0.70%		0.00%		0.31%		0.00%		1.01%	0.00%	1.01%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	0.34%		0.00%		0.27%		0.00%		0.61%	0.00%	0.61%
BlackRock Global Allocation V.I. Fund - Class I	0.63%		0.00%		0.12%		0.01%		0.76%	-0.01%	0.75%
ClearBridge Variable Large Cap Growth Portfolio - Class I	0.70%		0.00%		0.10%		0.00%		0.80%	0.00%	0.80%
ClearBridge Variable Mid Cap Portfolio - Class I	0.75%		0.00%		0.11%		0.00%		0.86%	-0.01%	0.85%
Delaware VIP® Diversified Income Series - Standard Class	0.58%		0.00%		0.07%		0.00%		0.65%	-0.05%	0.60%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	0.48%		0.00%		0.06%		0.00%		0.54%	0.00%	0.54%
DWS Alternative Asset Allocation VIP Portfolio - Class A	0.56%		0.00%		0.17%		0.69%		1.42%	-0.56%	0.86%
Fidelity® VIP Balanced Portfolio - Initial Class	0.39%		0.00%		0.10%		0.00%		0.49%	0.00%	0.49%
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	0.25%		0.00%		0.00%		0.43%		0.68%	-0.05%	0.63%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	0.60%		0.00%		0.37%		0.00%		0.97%	-0.02%	0.95%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	0.12%		0.00%		0.19%		0.00%		0.31%	0.00%	0.31%
Invesco V.I. International Growth Fund - Series I Shares	0.71%		0.00%		0.22%		0.01%		0.94%	-0.01%	0.93%
Ivy VIP High Income Portfolio - Class I	0.61%		0.00%		0.05%		0.00%		0.66%	0.00%	0.66%
Ivy VIP Mid Cap Growth Portfolio - Class I	0.85%		0.00%		0.05%		0.00%		0.90%	-0.05%	0.85%
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	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	0.40%		0.00%		0.20%		0.00%		0.60%	0.00%	0.60%
LVIP American Balanced Allocation Fund - Standard Class	0.25%		0.00%		0.05%		0.39%		0.69%	-0.05%	0.64%
LVIP American Growth Allocation Fund - Standard Class	0.25%		0.00%		0.05%		0.40%		0.70%	-0.05%	0.65%
LVIP American Income Allocation Fund - Standard Class	0.25%		0.00%		0.08%		0.37%		0.70%	-0.05%	0.65%
LVIP BlackRock Advantage Allocation Fund - Standard Class	0.65%		0.00%		0.36%		0.00%		1.01%	-0.28%	0.73%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.42%		0.00%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP Delaware Diversified Floating Rate Fund - Standard Class	0.58%		0.00%		0.08%		0.00%		0.66%	-0.03%	0.63%
LVIP Delaware Wealth Builder Fund - Standard Class	0.63%		0.00%		0.17%		0.00%		0.80%	-0.09%	0.71%
LVIP Dimensional International Core Equity Fund - Standard Class	0.75%		0.00%		0.25%		0.00%		1.00%	-0.32%	0.68%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	0.25%		0.00%		0.06%		0.53%		0.84%	-0.04%	0.80%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.34%		0.00%		0.08%		0.00%		0.42%	0.00%	0.42%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.72%		0.00%		0.07%		0.00%		0.79%	-0.29%	0.50%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	0.25%		0.00%		0.06%		0.32%		0.63%	0.00%	0.63%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	0.25%		0.00%		0.06%		0.13%		0.44%	-0.05%	0.39%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	0.75%		0.00%		0.24%		0.42%		1.41%	-0.57%	0.84%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	0.75%		0.00%		0.24%		0.42%		1.41%	-0.57%	0.84%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.21%		0.42%		0.88%	-0.13%	0.75%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.05%		0.46%		0.76%	0.00%	0.76%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.05%		0.45%		0.75%	0.00%	0.75%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.05%		0.46%		0.76%	0.00%	0.76%
LVIP Goldman Sachs Income Builder Fund - Standard Class	0.65%		0.00%		0.37%		0.02%		1.04%	-0.27%	0.77%
LVIP Goldman Sachs Income Builder Fund - Standard Class	0.65%		0.00%		0.37%		0.02%		1.04%	-0.27%	0.77%
LVIP Government Money Market Fund - Standard Class	0.38%		0.00%		0.11%		0.00%		0.49%	0.00%	0.49%
LVIP JPMorgan High Yield Fund - Standard Class	0.63%		0.00%		0.08%		0.00%		0.71%	-0.03%	0.68%
LVIP JPMorgan Retirement Income Fund - Standard Class	0.75%		0.00%		0.12%		0.24%		1.11%	-0.39%	0.72%
LVIP PIMCO Low Duration Bond Fund - Standard Class	0.50%		0.00%		0.30%		0.00%		0.80%	-0.04%	0.76%
LVIP PIMCO Low Duration Bond Fund - Standard Class	0.50%		0.00%		0.30%		0.00%		0.80%	-0.04%	0.76%
LVIP SSGA Bond Index Fund - Standard Class	0.40%		0.00%		0.08%		0.00%		0.48%	-0.13%	0.35%
LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.15%		0.00%		0.10%		0.31%		0.56%	-0.05%	0.51%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	0.15%		0.00%		0.08%		0.33%		0.56%	0.00%	0.56%
LVIP SSGA Developed International 150 Fund - Standard Class	0.33%		0.00%		0.08%		0.00%		0.41%	-0.01%	0.40%
LVIP SSGA Emerging Markets 100 Fund - Standard Class	0.34%		0.00%		0.11%		0.00%		0.45%	-0.01%	0.44%
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	0.34%		0.00%		0.14%		0.00%		0.48%	0.00%	0.48%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.40%		0.00%		0.05%		0.25%		0.70%	-0.10%	0.60%
LVIP SSGA International Index Fund - Standard Class	0.40%		0.00%		0.11%		0.00%		0.51%	-0.12%	0.39%
LVIP SSGA Large Cap 100 Fund - Standard Class	0.31%		0.00%		0.07%		0.00%		0.38%	-0.01%	0.37%
LVIP SSGA Mid-Cap Index Fund - Standard Class	0.27%		0.00%		0.09%		0.00%		0.36%	0.00%	0.36%
LVIP SSGA Mid-Cap Index Fund - Standard Class	0.27%		0.00%		0.09%		0.00%		0.36%	0.00%	0.36%
LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.15%		0.00%		0.06%		0.30%		0.51%	0.00%	0.51%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	0.15%		0.00%		0.05%		0.34%		0.54%	0.00%	0.54%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.15%		0.00%		0.06%		0.30%		0.51%	0.00%	0.51%
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	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	0.15%		0.00%		0.06%		0.35%		0.56%	0.00%	0.56%
LVIP SSGA S&P 500 Index Fund - Standard Class	0.17%		0.00%		0.07%		0.00%		0.24%	0.00%	0.24%
LVIP SSGA Short-Term Bond Index Fund - Standard Class	0.28%		0.00%		0.11%		0.00%		0.39%	-0.03%	0.36%
LVIP SSGA Small-Cap Index Fund - Standard Class	0.32%		0.00%		0.07%		0.00%		0.39%	0.00%	0.39%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	0.33%		0.00%		0.08%		0.00%		0.41%	-0.01%	0.40%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.21%		0.53%		0.99%	-0.13%	0.86%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	0.25%		0.00%		0.05%		0.55%		0.85%	0.00%	0.85%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.25%		0.00%		0.06%		0.07%		0.38%	-0.05%	0.33%
LVIP Vanguard International Equity ETF Fund - Standard Class	0.25%		0.00%		0.07%		0.12%		0.44%	-0.05%	0.39%
LVIP Western Asset Core Bond Fund - Standard Class	0.45%		0.00%		0.07%		0.00%		0.52%	0.00%	0.52%
MFS® VIT Total Return Series - Initial Class	0.67%		0.00%		0.04%		0.00%		0.71%	-0.09%	0.62%
Putnam VT George Putnam Balanced Fund - Class IA	0.52%		0.00%		0.19%		0.00%		0.71%	0.00%	0.71%
QS Variable Conservative Growth - Class I	0.00%		0.00%		0.14%		0.57%		0.71%	0.00%	0.71%
TOPS® Balanced ETF Portfolio – Service Class Shares	0.10%		0.00%		0.42%		0.13%		0.65%	0.00%	0.65%
TOPS® Moderate Growth ETF Portfolio – Service Class Shares	0.10%		0.00%		0.41%		0.13%		0.64%	0.00%	0.64%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the Highest Anniversary Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$528	$1,616	$2,748	$5,749
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$528	$1,616	$2,748	$5,749
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the Highest Anniversary Death Benefit and Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$610	$1,814	$2,995	$5,854
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2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$610	$1,814	$2,995	$5,854
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please contact the Home Office or your financial professional regarding availability.
Who can purchase this contract? This contract is issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan generally refers to a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services. You may be able to pay this fee by taking partial withdrawals from your Contract Value. See Additional Services for more information.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a product charge to the daily net asset value of the VAA for the Account Value and Guarantee of Principal Death Benefits. The product charge consists of a mortality and expense risk charge and an administrative charge. The charges for any riders applicable to your contract, including the Highest Anniversary Death Benefit, will also be deducted from your Contract Value (or Account Value if i4LIFE® Advantage is elected). The Guarantee of Principal Death Benefit product charge also applies when you select the Highest Anniversary Death Benefit. See Charges and Other Deductions.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
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Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $2 million or more, your financial professional must submit a request to our Home Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit) after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please contact the Home Office or your financial professional. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
If you elect the Highest Anniversary Death Benefit, and you have not already exceeded the Purchase Payment limit under your Living Benefit Rider, cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year without Home Office approval.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What are the Death Benefit options available under my Contract? The Guarantee of Principal Death Benefit is the default Death Benefit available with the base contract. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of your current Contract Value or the sum of all Purchase Payments, as adjusted for withdrawals. You may also elect the Highest Anniversary Death Benefit, for an additional charge, that provides a Death Benefit equal to the greater of 1) the current Contract Value, 2) the sum of all Purchase Payments, as adjusted for withdrawals, or 3) the highest Contract Value on any contract anniversary, as adjusted for withdrawals. The Guarantee of Principal Death Benefit or the Highest Anniversary Death Benefit will automatically terminate and only the Contract Value will be paid upon the death of a Contractowner or Annuitant who was not the original Contractowner or Annuitant (except if the change occurred because of a death of a prior Contractowner or Annuitant). The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. It is not available for election at the time your contract is issued. If all the Contractowners and Annuitants under the contract are changed then the product charge and Death Benefit will change to the Contract Value Death Benefit. See The Contracts – Death Benefits for a complete description of these Death Benefit options. Refer to the i4LIFE® Advantage Death Benefits for specific Death Benefit features when i4LIFE® Advantage is elected.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage) or a minimum Annuity Payout (4LATER® Select Advantage and i4LIFE® Advantage, with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals (and all withdrawals under the 4LATER® Select Advantage rider) may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either the Home Office or your financial professional prior to requesting a withdrawal to find out what, if
16

any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? In general, the following riders are available to all new and existing Contractowners: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, 4LATER® Select Advantage, i4LIFE® Advantage Select Guaranteed Income Benefit, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). See Living Benefit Riders later in this prospectus regarding limitations on the availability of these riders.
We reserve the right to discontinue offering any of the Living Benefit Riders to new purchasers or existing Contractowners at any time. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available at any time.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
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The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-877-534-8255. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee
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the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-877-534-8255.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds.
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Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your financial professional to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco Equally-Weighted S&P 500 Fund (Series I Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of Capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class I): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class I): Long-term capital growth and income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class I): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Asset Allocation Fund (Class 1A): High total return (including income and capital gains) consistent with preservation of capital over the long term.
•	American Funds Blue Chip Income and Growth Fund (Class 1A): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
•	American Funds Bond Fund (Class 1A): To provide as high a level of current income as is consistent with the preservation of capital.
•	American Funds Capital Income Builder® (Class 1A): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	American Funds Global Balanced Fund (Class 1A): The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
•	American Funds Global Bond Fund (Class 1A): To provide, over the long term, with a high level of total return consistent with prudent investment management.
•	American Funds Global Growth and Income Fund (Class 1A): Long-term growth of capital while providing current income.
•	American Funds Global Growth Fund (Class 1A): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 1A): Long-term capital growth.
•	American Funds Growth Fund (Class 1A): Growth of capital.
•	American Funds Growth-Income Fund (Class 1A): Long-term growth of capital and income.
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•	American Funds High-Income Bond Fund (Class 1A): To provide investors with a high level of current income; capital appreciation is the secondary objective.
•	American Funds International Fund (Class 1A): Long-term growth of capital.
•	American Funds International Growth and Income Fund (Class 1A): Long-term growth of capital while providing current income.
•	American Funds Managed Risk Asset Allocation Fund (Class P1): To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Managed Risk Blue Chip Income and Growth Fund (Class P1): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Managed Risk Growth Fund (Class P1): To provide growth of capital while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Managed Risk Growth-Income Fund (Class P1): To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Managed Risk International Fund (Class P1): To provide long-term growth of capital while seeking to manage volatility and provide downside protection; a fund of funds.
•	American Funds Mortgage Fund (Class 1A): To provide current income and preservation of capital.
•	American Funds New World Fund® (Class 1A): Long-term capital appreciation.
•	American Funds U.S. Government/AAA Rated Securities Fund (Class 1A): To provide a high level of current income consistent with preservation of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class I): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company.(1)
•	Delaware VIP® Diversified Income Series (Standard Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Limited-Term Diversified Income Series (Standard Class): Maximum total return, consistent with reasonable risk.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class A): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Initial Class): Income and capital growth consistent with reasonable risk. This fund will be available on or about May 20, 2019. Consult your financial professional.
•	Fidelity® VIP FundsManager® 50% Portfolio (Investor Class): High total return; a fund of funds.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class II): Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Ivy Variable Insurance Portfolios, advised by Waddell & Reed Investment Management Company.
•	Ivy VIP High Income Portfolio (Class I): To seek to provide total return through a combination of high current income and capital appreciation.
•	Ivy VIP Mid Cap Growth Portfolio (Class I): Growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 1): To maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class I): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class I): Long-term growth of capital.
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•	QS Variable Conservative Growth (Class I): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Standard Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund (Standard Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP American Income Allocation Fund (Standard Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP BlackRock Advantage Allocation Fund (Standard Class): Total return. (formerly LVIP BlackRock Scientific Allocation Fund)
•	LVIP BlackRock Inflation Protected Bond Fund (Standard Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Delaware Diversified Floating Rate Fund (Standard Class)(1): Total return.
•	LVIP Delaware Wealth Builder Fund (Standard Class): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Standard Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Standard Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Standard Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Standard Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Standard Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Standard Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Standard Class): Long-term growth of Capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Standard Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Standard Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Standard Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Moderate Allocation Managed Risk Fund (Standard Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Standard Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Standard Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Standard Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Standard Class): Current income and some capital appreciation.
•	LVIP PIMCO Low Duration Bond Fund (Standard Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Standard Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Standard Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Funds (Standard Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Standard Class): To maximize long-term capital appreciation.
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•	LVIP SSGA Emerging Markets Equity Index Fund (Standard Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Standard Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA Large Cap 100 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSGA Mid-Cap Index Fund (Standard Class): The investment seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Standard Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a funds of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Standard Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund a funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Standard Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Standard Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Standard Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Standard Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Standard Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Standard Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Standard Class): Long-term capital appreciation; a fund of funds.
•	LVIP Western Asset Core Bond Fund (Standard Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Total Return Series (Initial Class): Total return.
Northern Lights Variable Trust, advised by ValMark Advisers, Inc.
•	TOPS® Balanced ETF Portfolio (Service Class Shares): Long-term capital growth, income is secondary objective; a fund of funds.
This fund will be available on or about May 20, 2019. Consult your financial professional.
•	TOPS® Moderate Growth ETF Portfolio (Service Class Shares): Long-term growth, income is secondary objective; a fund of funds.
This fund will be available on or about May 20, 2019. Consult your financial professional.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IA): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
1	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
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Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
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We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from product charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
Contract Value Death Benefit. For the base contract, we apply to the average daily net asset value of the Subaccounts a product charge which is equal to an annual rate of 0.40%*.
Guarantee of Principal Death Benefit. For the base contract, we apply to the daily asset value of the Subaccounts a product charge based on the oldest Contractowner’s or Annuitant’s age at the time the contract is issued, according to the following table:
Age at Issue 1 – 80	0.50%*
Age at Issue 81 – 85	0.70%*
*0.10% of the product charge is attributable to an administrative charge and the balance is for the mortality and expense risk charge.
The Guarantee of Principal Death Benefit is the default Death Benefit under this contract. The only time the charge will change to the Contract Value Death Benefit charge is if all Contractowners and Annuitants are changed. Once you have the Contract Value Death Benefit, it cannot be changed.
Account Fee
During the accumulation period, we will deduct an account fee of $50 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals.
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Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Highest Anniversary Death Benefit Charge. While this rider is in effect, there is a charge for the Highest Anniversary Death Benefit. The current annual rider charge rate is 0.25% (0.0625% quarterly).
We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The quarterly charge equals the quarterly charge rate multiplied by the highest anniversary value at the time of the charge. The deduction of the charge will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the charge is assessed. The product charge for the Guarantee of Principal Death Benefit will also apply.
The charge rate may not change prior to the 20th rider date anniversary; thereafter, the charge rate may change every year. Any increase or decrease will be effective on the rider anniversary date, but the rate will never exceed the guaranteed maximum annual charge rate of 1.25%. We will notify you in writing of such an increase or decrease. A portion of the charge, based on the number of days the death benefit was in effect that quarter, will be deducted upon surrender of the contract or the election of any Annuity Payout option (except i4LIFE® Advantage). The charge will not be deducted upon death.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, and 4LATER® Select Advantage Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
The charge rates for the riders listed above are:
	Guaranteed Maximum Annual Charge Rate		Current Initial Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) ; Lincoln Market Select® Advantage; Lincoln Max 6 SelectSM Advantage; or 4LATER® Select Advantage	2.25%	2.45%	1.25% (0.3125% quarterly)	1.50% (0.3750% quarterly)

The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Income Base is decreased by all withdrawals under 4LATER® Select Advantage.); and
•	may increase every Benefit Year upon an Enhancement that occurs after the tenth Benefit Year anniversary, or upon an Automatic Annual Step-up. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage). This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups. If you opt out of an Automatic Annual Step-up, you are still eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
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The following paragraph applies to all the above-listed Living Benefit Riders except:
•	Lincoln Market Select® Advantage riders elected prior to February 20, 2018 (subject to state approval); and
•	4LATER® Select Advantage riders elected prior June 11, 2018 (subject to state approval).
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
Guarantee of Principal Death Benefit:
Age at Issue 1 – 80	0.90%
Age at Issue 81 – 85	1.10%
Account Value Death Benefit	0.80%
During the Lifetime Income Period, the rate for all Death Benefit options is 0.80%. This rate consists of a mortality and expense risk charge and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
For purchasers of the Highest Anniversary Death Benefit who have elected i4LIFE® Advantage, the charge for the Highest Anniversary Death Benefit will be in addition to the charge for i4LIFE® Advantage.
i4LIFE® Advantage with Guaranteed Income Benefit Charge. Select Guaranteed Income Benefit is subject to a current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Guarantee of Principal Death Benefit (Issue Age 1 – 80)	1.85%	2.05%
Guarantee of Principal Death Benefit (Issue Age 81 – 85)	2.05%	2.25%
Account Value Death Benefit	1.75%	1.95%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
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For all of the above options, the charge for the Highest Anniversary Death Benefit, if elected, will be in addition to the i4LIFE® Advantage Guaranteed Income Benefit charge for the Guarantee of Principal Death Benefit.
The applicable Guaranteed Income Benefit annual charge rates will not change unless there is an automatic step up of the Guaranteed Income Benefit during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the annual charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate. If we automatically administer the step-up for you and your charge rate is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage (a “Prior Rider”), you may carry over certain features of that rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in i4LIFE® Advantage Guaranteed Income Benefit will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Market Select® Advantage; or 4LATER® Select Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 0.50% for the Guarantee of Principal Death Benefit (issue age 1 - 80); 0.70% for the Guarantee of Principal Death Benefit (issue age 81 - 85) and 0.40% for the Account Value Death Benefit. The Highest Anniversary Death Benefit charge also applies, if elected, in addition to the Guarantee of Principal Death Benefit product charge. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the current charge rate of the Prior Rider. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract
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with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/18 Initial i4LIFE® Advantage Account Value	$100,000
1/1/18 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/18 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,562.50
1/2/18 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,051
1/2/18 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/19 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/19 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/20 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/20 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.25% to 1.35%.
1/2/20 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.35%/1.25%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
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Other Charges and Deductions
We apply an annual product charge rate of 0.40% to the daily asset value of the Subaccounts during the time you receive Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you may submit an application to our Home Office. If you purchase a contract in Florida, Nevada or Puerto Rico, you must apply for it through a financial professional authorized by us. When we receive your application, we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you directly. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your financial professional, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your financial professional’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 or under age 76 if the Highest Anniversary Death Benefit is elected. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
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If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract. The benefits offered under this contract may be less favorable or more favorable that the benefits offered under your current contract. It also may have different charges. You should consult with your financial professional and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum for Selling Group Individuals is $1,500. The minimum annual amount for additional Purchase Payments is $300. Please contact the Home Office or your financial professional about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract.
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
If you elect the Highest Anniversary Death Benefit, and you have not already exceeded the Purchase Payment limit under your Living Benefit Rider, cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year without Home Office approval.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact the Home Office or your financial professional, and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
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Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your financial professional will generally not be processed by us until they are received from your financial professional’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily product charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
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The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from
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the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
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Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
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Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), portfolio rebalancing, and automatic withdrawal service (AWS). Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-877-534-8255. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the two additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is also available for amounts allocated to the fixed account, if applicable.
Fees Associated with Fee-Based Financial Plans. You have purchased this contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your advisor, and is covered in a separate agreement between you and your advisor. Lincoln has not made any independent review of your advisors. You may elect to have the fee paid to your investment firm or professional from your Contract Value by using AWS, if certain conditions apply.
Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate election form that is available from your advisor. Additionally, you may authorize your advisor to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option will be noted on your quarterly statement as an advisory fee withdrawal. This service may not be available through all broker-dealers.
This service is not available if i4LIFE® Advantage is in effect and will automatically terminate upon election of i4LIFE® Advantage.
Withdrawals under AWS are treated like other withdrawals under the contract, and as such may decrease your guarantees under a Death Benefit or Living Benefit Rider. See the Death Benefit and Living Benefit Rider sections of this prospectus for more information on how withdrawals affect these benefits. Advisory fee withdrawals may also have tax consequences. See Federal Tax Matters – Taxation of Withdrawals and Surrenders for more information. For nonqualified contracts, partial withdrawals to pay the advisory fee will
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be treated as a distribution for federal tax purposes, and will be reported as income on Form 1099R. For qualified contracts, partial withdrawals to pay the advisory fee will not be reported as a distribution from the contract.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts that invest in underlying funds within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
This contract is offered as part of a Fee-Based Financial Plan, in certain states, whereby an investment firm or professional offers investment advice for a fee. It is also sold through broker-dealers who may also be registered as or affiliated with a registered investment adviser. Your financial professional may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your financial professional whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers and financial professionals who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your financial professional to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
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Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Guaranteed Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage.
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In a declining market, withdrawals deducted in the same proportion that withdrawals may reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon the death of the person who was changed, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
You may not terminate the Guarantee of Principal Death Benefit. If all Contractowners and Annuitants are changed, the Guarantee of Principal Death Benefit will automatically terminate and the Contract Value Death Benefit will be in effect.
The Guarantee of Principal Death Benefit is not available for contracts issued to a Contractowner, or joint owner or Annuitant, who is age 86 or older at the time of issuance. The product charge for this Death Benefit will vary according to the age of the oldest Contractowner or Annuitant at the time the contract is issued. See Charges and Other Deductions – Deductions from the VAA.
If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. The Guarantee of Principal Death Benefit may not be discontinued once elected.
Highest Anniversary Death Benefit. If the Highest Anniversary Death Benefit is in effect, the Death Benefit paid will be the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Guaranteed Annual Income amount under applicable Living Benefit Riders reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage; or
•	the highest anniversary value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the oldest Contractowner, joint owner (if applicable), or Annuitant and prior to death of the Contractowner, joint owner (if applicable) or Annuitant for whom a Death Benefit is payable. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to the anniversary date in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Guaranteed Annual Income amount under applicable Living Benefit Riders reduce the highest anniversary value on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any.
Availability. The Highest Anniversary Death Benefit may not be available in all states. Please check with your financial professional regarding availability. The Highest Anniversary Death Benefit is available for both qualified and nonqualified contracts, and can only be elected at the time the contract is purchased. If elected, the rider will be effective on the contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76 at the time of election. There is an additional charge for this Death Benefit.
The Highest Anniversary Death Benefit may not be terminated unless you surrender the contract. In addition, the rider will terminate:
1.	on the Annuity Commencement Date;
2.	on the date the Lifetime Income Period begins under i4LIFE® Advantage;
3.	upon payment of a Death Benefit under the Highest Anniversary Death Benefit unless the surviving spouse elects to continue the contract as the new Contractowner; or
4.	at any time all Contractowners or Annuitants are changed. In this situation, the remaining Death Benefit will be the Contract Value Death Benefit.
If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. The Highest Anniversary Death Benefit may not be discontinued once elected.
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Contract Value Death Benefit. The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Contract Value Death Benefit is not available for election at contract issue. Once you have the Contract Value Death Benefit, this Death Benefit cannot be changed. The Contract Value Death Benefit will become effective at the time all Contractowners and Annuitants are changed.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date, unless you have elected the Highest Anniversary Death Benefit. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
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Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
If you elect a Living Benefit Rider, except i4LIFE® Advantage Select Guaranteed income Benefit or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. We may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect
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our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
If you elect i4LIFE® Advantage Select Guaranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or if you transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you will be required to adhere to certain Subaccounts. In addition, you will not be able to allocate Contract Value to all of the Subaccount investments, and in how much you can invest in certain Subaccounts. In addition, you will not be able to allocate your Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.
Under the current Investment Requirements for your rider, you must allocate your Contract Value or i4LIFE® Advantage Account Value as follows:
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Bond Fund
American Funds Mortgage Fund
American Funds U.S. Government/AAA Rated Securities Fund
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Blue Chip Income and Growth Fund
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
LVIP Dimensional International Equity Managed Risk Fund
LIVP Dimensional U.S. Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Funds Bond Fund
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Mortgage Fund
•	American Funds U.S. Government/AAA Rated Securities Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund

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•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may currently allocate 100% of your Contract Value among all Subaccounts except those listed below.
•	American Funds Global Bond Fund
•	American Funds Global Small Capitalization Fund
•	American Funds New World Fund®
•	ClearBridge Variable Mid Cap Portfolio
•	DWS Alternative Asset Allocation VIP Portfolio
•	LVIP SSGA Emerging Markets 100 Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: American Funds Balanced Model Portfolio, American Funds Conservative Model Portfolio, Dimensional/Vanguard Global Growth Allocation Model or Dimensional/Vanguard Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, Lincoln Market Select® Advantage, 4LATER® Select Advantage, Lincoln Max 6 SelectSM Advantage, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Bond Fund
American Funds Mortgage Fund
American Funds U.S. Government/AAA Rated Securities Fund
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large company Value Fund
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Balanced Fund
American Funds Global Growth and Income Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Advantage Allocation Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund

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Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
LVIP JPMorgan Retirement Income Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	American Funds Bond Fund
•	American Funds Global Balanced Fund
•	American Funds Managed Risk Asset Allocation Fund
•	American Funds Mortgage Fund
•	American Funds U.S. Government/AAA Rated Securities Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Balanced Allocation Fund
•	LVIP American Income Allocation Fund
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your financial professional. If so, currently 100% of the Contract Value or Account Value can be allocated to the following model: Dimensional/Vanguard Global Growth Allocation Model or Dimensional/Vanguard Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value or Account Value according to the Investment Requirements listed above. If
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you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	a minimum withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage,
•	Lincoln Max 6 SelectSM Advantage;
•	a minimum Annuity Payout:
•	4LATER® Select Advantage, or
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us. Your financial professional will help you determine which Living Benefit Rider best suits your financial goals.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or payout option offered in your contract at any one time. Certain broker-dealers may require Contractowners to make post-contract issue rider requests through their registered representative. If your registered representative of record is affiliated with such a broker-dealer we will not process your request until you consult with your registered representative.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your financial professional or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Guaranteed Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current rates and/or current percentages, their effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may change periodically and may be higher or lower than the rates
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and/or percentages on the previous Rate Sheet. We must receive your rider election form in Good Order within 10 days from the date you sign your rider election form.
At least 10 days before the end of the indicated effective period the rates and/or percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.LincolnFinancial.com or by calling us at 1-877-534-8255. The rates and/or percentages from previous effective periods are included in Appendix B and C to this prospectus.
If the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount(s) are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. Withdrawals, including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
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Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus).
Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement, if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment and withdrawals to pay financial planning fees) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
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Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the 6% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $115,000.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year and may cause Excess Withdrawals.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected
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the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-877-534-8255. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Guaranteed Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 4.50% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.50%)	$9,000
Contract Value six months after rider's effective date	$210,000
Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$9,000
Contract Value after withdrawal ($210,000 - $9,000)	$201,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.50%)	$9,225
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $9,225 (4.50% x $205,000).
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Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $9,000 (4.50% of $200,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $9,450 ($9,000 + 4.50% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please contact the Home Office or your financial professional regarding availability.) The Guaranteed Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. The Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.
Owners of contracts issued in South Dakota who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) have the option to increase the Guaranteed Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70.) (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. The terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. If your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for owners of contracts issued in South Dakota only.
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Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan made prior to age 55, or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	The Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your financial professional or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base and Enhancement Base, the Guaranteed Annual Income amount and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $3,825 (4.50% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Guaranteed Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,825 and the Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Guaranteed Annual Income amount = $3,268 (4.50% of $72,630 Income Base)
On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Income Base = $72,630
Enhancement Base = $72,630
Guaranteed Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
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1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4. This contract is not a beneficiary IRA; and
5. The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
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•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving Secondary Life under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) option. Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero. Withdrawals, including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Market Select® Advantage rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
Lincoln Market Select® Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Market Select® Advantage, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you elect Lincoln Market Select® Advantage. For more information on termination rules, see the “Termination” section associated with your Living Benefit Rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
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Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after February 20, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to February 20, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after February 20, 2018, and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to February 20, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Income Base and Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment or withdrawals to pay fees associated with your Fee-Based Financial Plan) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made:
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Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after February 20, 2018, and subject to state availability, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, only have one 10-year Enhancement Period.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
For riders elected on or after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, each time the Automatic Annual Step-up occurs, a new Enhancement Period begins. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $115,000.
Following is an example of how the Automatic Annual Step-up and the 5% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):
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	Contract Value	Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year and may cause Excess Withdrawals.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-877-534-8255. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Guaranteed Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base and the Contract Value. The example assumes a 6% Enhancement, a 4% Guaranteed Annual Income rate, and a Contract Value of $200,000:
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Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $10,000 (5% of $200,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $10,500 ($10,000 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan made prior to age 55, or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
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Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90135%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s). The
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final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Owners of contracts issued in Florida who elected their rider prior to February 20, 2018, may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Max 6 SelectSM Advantage
Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after an Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base, which are age-based and may increase over time. Your Guaranteed Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the
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Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals , including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
You may consider purchasing Lincoln Max 6 SelectSM Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancements to the Income Base. However, these guaranteed payments will be reduced if your Contract Value is reduced to zero. Additionally, if you decide to elect i4LIFE® Advantage in the future, your Income Base under Lincoln Max 6 SelectSM Advantage will not carry over to i4LIFE® Advantage.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Max 6 SelectSM Advantage rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
Lincoln Max 6 SelectSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Max 6 SelectSM Advantage, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Max 6 SelectSM Advantage. For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
The Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
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Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement, if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment or withdrawals to pay fees associated with your Fee-Based Financial Plan) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the 6% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for the 6% Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
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Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and the Enhancement Base are increased to equal the Contract Value of $115,000.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option) but will be reduced if your Contract Value is reduced to zero.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year and may cause Excess Withdrawals.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected and whether or not your Contract Value has been reduced to zero. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-877-534-8255. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Guaranteed Annual Income payments are not available until you have reached age 55 (the younger of you or your spouse under the joint life option). If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Guaranteed Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Guaranteed Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Guaranteed Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Guaranteed Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Guaranteed Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Guaranteed Annual Income amount will continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income
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Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 5% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider’s effective date	$212,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$10,000
Contract Value after withdrawal ($212,000 - $10,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $10,250 (5% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up, will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate. The Guaranteed Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Guaranteed Annual Income amount.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan made prior to age 55, or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable,
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in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90135%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annuity payments equal to the Income Base multiplied by the Guaranteed Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required
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to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Max 6 SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	upon election of i4LIFE® Advantage;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
4LATER® Select Advantage
4LATER® Select Advantage is a Living Benefit Rider available for purchase that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The 4LATER® Select Advantage rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
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4LATER® Select Advantage is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualifed contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. The Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger at the time this rider is elected.
If you own a Living Benefit Rider and you wish to elect 4LATER® Select Advantage, you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect 4LATER® Select Advantage. For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is the value used to calculate the Guaranteed Income Benefit amount under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by all withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives.
For rider elections on and after June 11, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by all withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to June 11, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payments. For example, an additional Purchase Payment of $10,000 will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and Enhancement Base, but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal (including withdrawals to pay the fees for Fee-Based Financial Plans) reduces the Income Base and Enhancement Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. The reduction to the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base, Enhancement Base, and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base and Enhancement Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base and Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base and Enhancement Base, and as a result will reduce your future Guaranteed Income Benefit. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement if:
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a. the Annuitant (single life option) or the Annuitant and Secondary Life (joint life option) are under age 86;
b. there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after June 11, 2018 and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to June 11, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value including withdrawals to pay fees associated with your Fee-Based Financial Plan in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after June 11, 2018 and subject to state availability, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Riders purchased prior to June 11, 2018 only have one 10-year Enhancement Period.
Automatic Annual Step-up. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee, and partial withdrawals to pay the fees associated with your financial plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
For riders elected on or after June 11, 2018 and subject to state availability, each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
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Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and the Enhancement Base are increased to equal the Contract Value of $115,000.
The following is an example of how the Automatic Annual Step-up and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).
Death Prior to the Annuity Commencement Date. 4LATER® Select Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, the rider will terminate.
Upon the death of the Contractowner, this rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate:
•	on the Annuity Commencement Date;
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the second death of either the Annuitant or Secondary Life;
•	when the Income Base is reduced to zero due to withdrawals;
•	the last day that you can elect i4LIFE® Advantage (age 95, younger of you or your spouse); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Select Guaranteed Income Benefit option. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
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i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your contract will terminate.
You may also purchase the optional Guaranteed Income Benefit, for an additional charge, which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elected any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available, subject to terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. Additionally, certain Living Benefit Riders allow a transition from that rider to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with a SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage and/or the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
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	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. If you lengthen the Access Period, i4LIFE® Advantage Guaranteed Income Benefit will not be impacted. If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on the Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the date the Access Period ends;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	when the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year).
Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your financial professional for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable.
For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated form the Account Value on a date of no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date and is
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the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln
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Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. i4LIFE® Advantage Select Guaranteed Income Benefit is the only version available for purchase. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is only available if you are transitioning from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
Guaranteed Income Benefit Amount. The Guaranteed Income Benefit will be based on A, or if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Income Base under the Prior Rider reduced by all Guaranteed Annual Income Payments since the last Automatic Annual Step-up (or inception date if no step-ups have occurred).
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount or the Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Income Base which is greater than $100,000 Account Value)	$6,300
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the
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date by which your application or rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-877-534-8255. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit General Provisions
If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value). This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-ups. The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Select Guaranteed Income Benefit is calculated and how a step-up would increase the Select Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2019 Amount of initial Regular Income Payment	$4,801
8/1/2019 Account Value at election of Select Guaranteed Income Benefit	$100,000
8/1/2019 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2020 Recalculated Regular Income Payment	$6,000
8/1/2020 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
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i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Market Select® Advantage 4LATER® Select Advantage	Select Guaranteed Income Benefit
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base), based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85
Purchasers of Lincoln Market Select® Advantage Purchasers of 4LATER® Select Advantage	Longer of 20 years or the difference between your age and age 90	N/A

A 3% AIR will be used to calculate the Regular Income Payments for transitions to i4LIFE® Advantage Select Guaranteed Income Benefit. A 4% AIR will be used to calculate the Regular Income Payments for transitions to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return
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of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began(if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period, but is only available if the Contract Value Death Benefit was in effect prior to the election of i4LIFE® Advantage, and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or Highest Anniversary Death Benefit prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. You may not change this Death Benefit once it is elected.
Highest Anniversary Death Benefit. The Highest Anniversary Death Benefit is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage; or
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•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the Highest Anniversary Death Benefit is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the oldest Contractowner, joint owner (if applicable), or Annuitant for which a Death Benefit is payable and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained.
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
General Death Benefit Provisions. These Death Benefit options, are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the Account Value. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
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i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your financial professional may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage, any version of i4LIFE® Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if
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the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less applicable premium taxes;
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•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please contact the Home Office or your financial professional. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your financial professional for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value
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above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal .
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain Living Benefit Riders and Death Benefits that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. Applications for the contracts will be accepted at our Home Office. The Principal Underwriter has also entered into selling agreements with Lincoln Financial Advisors Corporation, and/or Lincoln Financial Securities Corporation (collectively “LFN”), each an affiliate of ours. While the Principal Underwriter has the legal authority to make payments to LFN, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties. We pay LFD a wholesaling allowance for distribution of the contracts.
Compensation Paid to LFN. No commissions are paid to LFN in connection with the sale of this contract. However, Lincoln Life pays for the operating and other expenses of LFN, including the following sales expenses: financial professional training allowances; compensation and bonuses for LFN’s management team; advertising expenses; and all other expenses of distributing the contracts. LFN financial professionals and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN financial professionals who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts that are sold through LFN may help LFN financial professionals and/or their managers qualify for such benefits. LFN financial professionals and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
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Incentives or payments described above are not charged directly to contract owners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-877-534-8255.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
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Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether
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or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a
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result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit
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which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
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Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
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Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	any rebalancing event under Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging or AWS; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
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Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln InvestmentSolutionsSM RIA
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln InvestmentSolutionsSM RIA.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	GOP DB 1-80			GOP DB 81-85			CVDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ALPS/Stadion Core ETF Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class I
2017	9.969	10.624	28	10.368	10.611	5	N/A	N/A	N/A
2018	10.624	9.721	43	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 1A
2017	10.346	11.422	287	11.245	11.400	1*	N/A	N/A	N/A
2018	11.422	10.844	362	11.400	10.803	1*	11.389	10.866	2
American Funds Blue Chip Income and Growth Fund - Class 1A
2017	10.286	11.464	40	N/A	N/A	N/A	10.869	11.476	1*
2018	11.464	10.418	222	11.708	10.377	9	N/A	N/A	N/A
American Funds Bond Fund - Class 1A
2017	10.018	10.295	95	10.286	10.275	1*	N/A	N/A	N/A
2018	10.295	10.182	265	10.275	10.141	1*	10.016	10.203	6
American Funds Capital Income Builder® - Class 1A
2017	10.295	11.117	29	10.764	11.096	9	N/A	N/A	N/A
2018	11.117	10.287	61	11.096	10.246	10	N/A	N/A	N/A
American Funds Global Balanced Fund - Class 1A
2017	11.186	11.813	20	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.813	11.045	163	11.919	11.001	10	N/A	N/A	N/A
American Funds Global Bond Fund - Class 1A
2017	10.511	10.648	6	N/A	N/A	N/A	N/A	N/A	N/A
2018	10.648	10.458	35	10.625	10.416	2	N/A	N/A	N/A
American Funds Global Growth and Income Fund - Class 1A
2017	11.599	12.393	10	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.393	11.145	82	12.421	11.101	1*	N/A	N/A	N/A
American Funds Global Growth Fund - Class 1A
2017	10.729	12.850	80	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.850	11.632	256	13.353	11.586	7	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 1A
2017	11.209	12.259	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.259	10.910	12	12.575	10.867	3	N/A	N/A	N/A
American Funds Growth Fund - Class 1A
2017	10.620	12.487	153	N/A	N/A	N/A	11.377	12.499	7
2018	12.487	12.393	403	12.941	12.344	4	12.499	12.417	11
American Funds Growth-Income Fund - Class 1A
2017	10.609	11.925	122	N/A	N/A	N/A	11.050	11.936	8
2018	11.925	11.653	322	12.578	11.607	8	11.936	11.676	9
American Funds High-Income Bond Fund - Class 1A
2017	10.097	10.550	8	10.110	10.529	10	N/A	N/A	N/A
2018	10.550	10.250	27	10.529	10.209	11	10.505	10.270	2
American Funds International Fund - Class 1A
2017	10.764	12.883	70	12.494	12.857	1*	12.069	12.895	5
2018	12.883	11.138	216	12.857	11.094	1*	12.895	11.160	9

	GOP DB 1-80			GOP DB 81-85			CVDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International Growth and Income Fund - Class 1A
2017	10.621	12.276	46	11.971	12.252	9	N/A	N/A	N/A
2018	12.276	10.842	32	12.252	10.799	3	N/A	N/A	N/A
American Funds Managed Risk Asset Allocation Fund - Class P1
2017	11.063	11.715	8	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.715	11.116	81	12.416	11.563	1*	N/A	N/A	N/A
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.668	11.256	4	12.347	11.381	1*	N/A	N/A	N/A
American Funds Managed Risk Growth Fund - Class P1
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	13.618	12.843	10	13.895	12.809	5	N/A	N/A	N/A
American Funds Managed Risk Growth-Income Fund - Class P1
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.450	12.194	2	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Managed Risk International Fund - Class P1
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.940	11.344	4	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Mortgage Fund - Class 1A
2017	N/A	N/A	N/A	10.050	10.062	9	N/A	N/A	N/A
2018	9.981	10.068	4	10.062	10.028	12	9.902	10.088	3
American Funds New World Fund® - Class 1A
2017	10.733	12.611	3	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.611	10.789	27	12.982	10.745	3	N/A	N/A	N/A
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
2017	10.187	10.123	9	10.164	10.103	1*	N/A	N/A	N/A
2018	10.123	10.143	118	10.103	10.101	1*	N/A	N/A	N/A
BlackRock Global Allocation V.I. Fund - Class I
2017	10.518	11.402	24	11.139	11.462	3	11.352	11.418	6
2018	11.402	10.513	65	11.462	10.547	3	N/A	N/A	N/A
ClearBridge Variable Large Cap Growth Portfolio - Class I
2017	10.072	11.385	28	10.965	11.371	1*	N/A	N/A	N/A
2018	11.385	11.330	101	11.371	11.294	14	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class I
2017	11.201	12.055	10	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.055	10.493	11	12.865	11.316	1*	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Standard Class
2017	9.856	10.221	50	N/A	N/A	N/A	10.172	10.235	14
2018	10.221	9.954	235	10.550	10.265	9	10.235	9.977	4
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
2017	10.062	10.082	13	N/A	N/A	N/A	10.110	10.096	2
2018	10.082	10.057	69	10.226	10.250	1*	N/A	N/A	N/A
DWS Alternative Asset Allocation VIP Portfolio - Class A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	10.237	9.519	25	10.313	9.226	6	N/A	N/A	N/A
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.509	10.830	13	11.606	10.784	19	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II
2017	11.393	11.746	11	11.371	11.719	4	N/A	N/A	N/A
2018	11.746	11.150	2	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.694	11.466	20	12.561	11.417	10	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series I Shares
2017	11.015	11.845	16	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.845	10.021	16	N/A	N/A	N/A	N/A	N/A	N/A

	GOP DB 1-80			GOP DB 81-85			CVDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Ivy VIP High Income Portfolio - Class I
2017	11.106	11.139	4	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.139	10.877	23	11.132	10.614	1*	N/A	N/A	N/A
Ivy VIP Mid Cap Growth Portfolio - Class I
2017	11.310	12.495	31	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.495	12.458	82	15.637	13.066	1*	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
2017	9.996	10.057	29	10.002	10.034	5	N/A	N/A	N/A
2018	10.057	10.011	70	10.034	9.969	1*	N/A	N/A	N/A
LVIP American Balanced Allocation Fund - Standard Class
2017	10.787	11.383	24	11.557	12.017	11	11.321	11.399	20
2018	11.383	10.867	98	12.017	11.449	14	11.399	10.893	2
LVIP American Growth Allocation Fund - Standard Class
2017	10.889	11.705	30	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.705	11.064	64	12.249	11.618	1*	N/A	N/A	N/A
LVIP American Income Allocation Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
2017	10.076	10.165	21	9.652	9.775	10	10.168	10.179	1*
2018	10.165	10.142	52	9.775	9.734	13	N/A	N/A	N/A
LVIP BlackRock Scientific Allocation Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.643	10.651	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Diversified Floating Rate Fund - Standard Class
2017	10.136	10.277	33	9.967	10.116	9	N/A	N/A	N/A
2018	10.277	10.253	76	10.116	10.073	13	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Standard Class
2017	10.836	11.196	3	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Standard Class
2017	10.781	12.971	43	9.721	11.864	38	N/A	N/A	N/A
2018	12.971	10.641	269	11.864	9.713	57	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.513	10.847	9	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
2017	11.077	12.699	40	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.699	11.714	150	13.678	12.986	3	13.024	11.742	2
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
2017	11.008	12.637	56	11.129	12.851	50	N/A	N/A	N/A
2018	12.637	11.362	250	12.851	11.532	54	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.482	11.695	16	12.967	11.256	1*	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
2017	9.802	10.000	105	10.198	10.379	18	N/A	N/A	N/A
2018	10.000	9.935	386	10.379	10.291	30	9.854	9.959	3
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class
2017	11.154	11.154	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.154	10.697	1*	N/A	N/A	N/A	11.194	10.720	2
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.387	10.699	3	N/A	N/A	N/A

	GOP DB 1-80			GOP DB 81-85			CVDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.382	11.666	67
2018	12.039	10.858	169	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.671	10.807	11	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Standard Class
2017	10.504	11.036	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.036	10.496	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Standard Class
2017	9.976	9.972	85	9.833	9.809	3	9.985	9.986	13
2018	9.972	10.061	105	9.809	9.876	9	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Standard Class
2017	10.895	10.891	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	10.891	10.528	23	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Standard Class
2017	10.400	10.938	69	11.150	11.286	1*	N/A	N/A	N/A
2018	10.938	10.390	80	11.286	10.700	1*	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Standard Class
2017	10.126	10.156	18	N/A	N/A	N/A	10.192	10.171	6
2018	10.156	10.223	46	10.363	10.414	3	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Standard Class
2017	9.746	9.950	22	10.467	10.499	3	9.975	9.964	4
2018	9.950	9.869	77	10.499	10.392	18	N/A	N/A	N/A
LVIP SSGA Conservative Index Allocation Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	10.925	10.390	8	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Standard Class
2017	11.871	13.065	3	11.122	11.857	1*	N/A	N/A	N/A
2018	13.065	11.020	12	11.857	9.981	1*	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Standard Class
2017	11.063	12.400	11	9.548	10.573	4	N/A	N/A	N/A
2018	12.400	10.820	37	10.573	9.207	14	N/A	N/A	N/A
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
2017	11.291	11.590	4	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.590	10.589	5	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Index Fund - Standard Class
2017	10.496	12.477	9	9.513	11.377	8	N/A	N/A	N/A
2018	12.477	10.714	45	11.377	9.750	6	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Standard Class
2017	11.567	12.956	10	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.956	11.459	29	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Standard Class
2017	11.434	12.693	16	11.229	12.664	25	12.217	12.708	1*
2018	12.693	11.194	82	12.664	11.146	24	12.708	11.218	2
LVIP SSGA Moderate Index Allocation Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.437	11.449	3
2018	11.730	10.663	93	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
2017	11.254	11.495	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	GOP DB 1-80			GOP DB 81-85			CVDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
2017	11.131	11.715	19	11.464	12.055	5	N/A	N/A	N/A
2018	11.715	10.791	199	12.055	11.082	21	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
2017	11.238	11.756	4	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.756	10.739	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Standard Class
2017	10.987	12.498	35	13.244	14.372	7	12.094	12.516	9
2018	12.498	11.858	352	14.372	13.609	14	12.516	11.887	8
LVIP SSGA Short-Term Bond Index Fund - Standard Class
2018	10.017	10.123	57	10.058	10.111	10	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Standard Class
2017	11.287	12.563	32	12.020	13.598	23	12.105	12.580	1*
2018	12.563	11.079	142	13.598	11.969	62	N/A	N/A	N/A
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
2017	11.049	11.980	57	12.509	13.025	16	11.822	11.997	6
2018	11.980	10.316	64	13.025	11.193	2	N/A	N/A	N/A
LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
2017	11.427	12.351	15	12.936	14.003	8	N/A	N/A	N/A
2018	12.351	11.684	43	14.003	13.220	8	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Standard Class
2017	11.724	12.649	25	11.018	11.741	14	12.387	12.666	1*
2018	12.649	10.735	175	11.741	9.944	18	12.666	10.760	5
LVIP Western Asset Core Bond Fund - Standard Class
2017	10.127	10.216	39	N/A	N/A	N/A	N/A	N/A	N/A
2018	10.216	10.060	142	9.982	10.027	6	N/A	N/A	N/A
MFS® VIT Total Return Series - Initial Class
2017	11.266	11.273	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.273	10.587	28	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IA
2017	11.147	11.779	20	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
QS Variable Conservative Growth - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.

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Appendix B — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between April 1, 2019 and May 19, 2019
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.80%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between October 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.60%	65 – 74	5.35%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after August 20, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%

Lincoln Market Select® Advantage
Guaranteed Annual Income Rates by Ages:
Lincoln Market Select® Advantage applications or rider election forms signed between October 1, 2018 and May 19, 2019
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 69	5.25%	65 – 69	5.15%
70 – 74	5.50%	70 – 74	5.25%
75+	5.75%	75+	5.50%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 74	5.25%	65 – 74	5.00%
75+	5.75%	75+	5.50%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage applications and rider election forms signed between January 19, 2018 and May 20, 2018:
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income Rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income Rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
*In order to have received the rates indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above.
Lincoln Market Select® Advantage applications and rider election forms signed between January 9, 2017 and January 18, 2018:
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income Rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income Rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*In order to have received the rates indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above.
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Appendix C — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections and for purchasers of Lincoln Market Select® Advantage or 4LATER® Select Advantage between January 9, 2017 and April 18, 2018.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between February 19, 2019 and May 19, 2019.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	5.00%
75 – 79	5.50%	75 – 79	5.25%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

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Lincoln InvestmentSolutionsSM RIA
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln InvestmentSolutionsSM RIA prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2019. You may obtain a copy of the Lincoln InvestmentSolutionsSM RIA prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-877-534-8255.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln Life Variable Annuity Account N, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. Applications for the contracts are accepted at our Home Office. The Principal Underwriter also offers the contracts through registered representatives who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. LFD, acting as Principal Underwriter, paid $433,441,077, $485,694,075 and $561,871,495 to LFN and Selling Firms in 2016, 2017 and 2018 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through investment professionals who offer investment advice for a fee. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section of Charges and Other Deductions, any applicable account fee may be reduced or waived.
Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
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•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue
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the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case
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may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts.
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Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life appear on the following pages.
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The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2018 and 2017

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of

The Lincoln National Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company (the Company) as of December 31, 2018 and 2017, the related consolidated statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1966.

Philadelphia, Pennsylvania

March 13, 2019

1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2018	2017
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2018 – $91,219; 2017 – $85,802)	$92,787	$93,340
Equity securities (cost: 2017 – $247)	-	246
Trading securities	1,869	1,533
Equity securities	99	-
Mortgage loans on real estate	13,190	10,662
Real estate	11	11
Policy loans	2,491	2,379
Derivative investments	1,081	845
Other investments	1,951	2,006
Total investments	113,479	111,022
Cash and invested cash	1,848	947
Deferred acquisition costs and value of business acquired	10,308	8,408
Premiums and fees receivable	568	394
Accrued investment income	1,087	1,052
Reinsurance recoverables	19,826	6,515
Reinsurance related embedded derivatives	188	-
Funds withheld reinsurance assets	563	598
Goodwill	1,782	1,368
Other assets	16,663	7,349
Separate account assets	132,833	144,219
Total assets	$299,145	$281,872

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$33,884	$22,063
Other contract holder funds	90,573	79,481
Short-term debt	288	10
Long-term debt	2,401	2,374
Reinsurance related embedded derivatives	-	51
Funds withheld reinsurance liabilities	4,860	4,348
Payables for collateral on investments	4,786	4,354
Other liabilities	13,201	6,527
Separate account liabilities	132,833	144,219
Total liabilities	282,826	263,427

Contingencies and Commitments (See Note 14)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized, issued and outstanding	11,237	10,713
Retained earnings	4,423	4,405
Accumulated other comprehensive income (loss)	659	3,327
Total stockholder’s equity	16,319	18,445
Total liabilities and stockholder’s equity	$299,145	$281,872

See accompanying Notes to Consolidated Financial Statements

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Revenues
Insurance premiums	$4,362	$3,018	$2,579
Fee income	5,733	5,369	5,171
Net investment income	4,844	4,760	4,631
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(7)	(18)	(141)
Portion of loss recognized in other comprehensive income	-	-	41
Net other-than-temporary impairment losses on securities recognized in earnings	(7)	(18)	(100)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(85)	(438)	(410)
Total realized gain (loss)	(92)	(456)	(510)
Amortization of deferred gain on business sold through reinsurance	4	18	69
Other revenues	507	439	403
Total revenues	15,358	13,148	12,343
Expenses
Interest credited	2,589	2,558	2,527
Benefits	6,144	4,818	4,247
Commissions and other expenses	4,583	3,967	4,005
Interest and debt expense	136	126	116
Strategic digitization expense	76	43	8
Impairment of intangibles	-	905	-
Total expenses	13,528	12,417	10,903
Income (loss) before taxes	1,830	731	1,440
Federal income tax expense (benefit)	257	(1,287)	267
Net income (loss)	1,573	2,018	1,173
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(3,314)	1,547	692
Funded status of employee benefit plans	2	(2)	(1)
Total other comprehensive income (loss), net of tax	(3,312)	1,545	691
Comprehensive income (loss)	$(1,739)	$3,563	$1,864

See accompanying Notes to Consolidated Financial Statements

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Common Stock
Balance as of beginning-of-year	$10,713	$10,696	$10,677
Capital contributions from Lincoln National Corporation	500	-	-
Stock compensation/issued for benefit plans	24	17	19
Balance as of end-of-year	11,237	10,713	10,696

Retained Earnings
Balance as of beginning-of-year	4,405	3,342	3,118
Cumulative effect from adoption of new accounting standards	(644)	-	-
Net income (loss)	1,573	2,018	1,173
Dividends declared	(911)	(955)	(949)
Balance as of end-of-year	4,423	4,405	3,342

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	3,327	1,782	1,091
Cumulative effect from adoption of new accounting standards	644	-	-
Other comprehensive income (loss), net of tax	(3,312)	1,545	691
Balance as of end-of-year	659	3,327	1,782
Total stockholder’s equity as of end-of-year	$16,319	$18,445	$15,820

See accompanying Notes to Consolidated Financial Statements

4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Cash Flows from Operating Activities
Net income (loss)	$1,573	$2,018	$1,173
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	(108)	(17)	55
Trading securities purchases, sales and maturities, net	(120)	120	165
Change in premiums and fees receivable	(87)	34	(49)
Change in accrued investment income	(6)	19	8
Change in future contract benefits and other contract holder funds	1,105	(2,062)	(2,036)
Change in reinsurance related assets and liabilities	(1,233)	1,001	542
Change in accrued expenses	(99)	86	26
Change in federal income tax accruals	65	(1,502)	146
Realized (gain) loss	92	456	511
Amortization of deferred (gain) loss on business sold through reinsurance	(4)	(18)	(69)
Change in cash management agreement	329	(277)	(66)
Impairment of intangibles	-	905	-
Other	88	91	236
Net cash provided by (used in) operating activities	1,595	854	642

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(12,406)	(9,887)	(10,791)
Sales of available-for-sale securities and equity securities	3,191	1,773	3,076
Maturities of available-for-sale securities	6,348	5,790	5,290
Purchase of common stock in acquisition, net of cash acquired	(1,410)	-	-
Sale of business, net	(12)	-	-
Purchases of alternative investments	(314)	(357)	(302)
Sales and repayments of alternative investments	178	184	238
Proceeds from affiliate transfer of alternative investments	-	66	-
Issuance of mortgage loans on real estate	(2,920)	(2,047)	(2,127)
Repayment and maturities of mortgage loans on real estate	1,048	1,145	877
Issuance and repayment of policy loans, net	20	49	91
Net change in collateral on investments, derivatives and related settlements	654	(374)	435
Other	(191)	(123)	(99)
Net cash provided by (used in) investing activities	(5,814)	(3,781)	(3,312)

Cash Flows from Financing Activities
Capital contributions from Lincoln National Corporation	500	-	-
Payment of long-term debt, including current maturities	(13)	(290)	(250)
Issuance of long-term debt, net of issuance costs	13	75	-
Issuance (payment) of short-term debt	278	(270)	190
Proceeds from sales leaseback transaction	88	62	85
Deposits of fixed account values, including the fixed portion of variable	13,616	10,775	10,030
Withdrawals of fixed account values, including the fixed portion of variable	(5,957)	(5,764)	(5,449)
Transfers to and from separate accounts, net	(2,469)	(1,787)	(1,308)
Common stock issued for benefit plans	(25)	(29)	(22)
Dividends paid	(911)	(955)	(949)
Net cash provided by (used in) financing activities	5,120	1,817	2,327

Net increase (decrease) in cash, invested cash and restricted cash	901	(1,110)	(343)
Cash, invested cash and restricted cash as of beginning-of-year	947	2,057	2,400
Cash, invested cash and restricted cash as of end-of-year	$1,848	$947	$2,057

See accompanying Notes to Consolidated Financial Statements

5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company (“LNL” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Parent Company”), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of two insurance company subsidiaries, Lincoln Life & Annuity Company of New York (“LLANY”) and Liberty Life Assurance Company of Boston (“Liberty Life” or “LLACB”).  We also own several non-insurance companies, including Lincoln Financial Distributors, our wholesale distributor, and Lincoln Financial Advisors Corporation, part of LNC’s retail distributor, Lincoln Financial Network.  LNL’s principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 21 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities (“VIEs”) in which we are the primary beneficiary.  As discussed in Note 3, on May 1, 2018, LNC and LNL completed the acquisition of LLACB.  We use the equity method of accounting to recognize all of our investments in limited liability partnerships.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as

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opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

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The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be other-than-temporary.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

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When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

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When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity securities in designated portfolios, some of which support modified coinsurance (“Modco”) and coinsurance with funds withheld (“CFW”) reinsurance arrangements.  Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements.  Trading securities are carried at fair value, and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Equity Securities

As of January 1, 2018, equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.  Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships (“LPs”), are included in other investments on our Consolidated Balance Sheets.  We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships’ general partners.  As a result, our private equity investments are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

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Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial and residential mortgage loans and are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the valuation allowance, and subsequent recoveries, if any, are credited to the valuation allowance.

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  General valuation allowances are primarily based on loss history adjusted for current conditions.

Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses.  Our periodic evaluation of the adequacy of the valuation allowances is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Our commercial loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the commercial loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our commercial mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a valuation allowance.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a valuation allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our commercial mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Our residential loan portfolio is primarily comprised of first lien mortgages secured by existing residential real estate.  In contrast to the commercial mortgage loan portfolio, residential mortgage loans are primarily smaller-balance homogenous loans that share similar risk characteristics.  Therefore, these pools of loans are collectively evaluated for inherent credit losses.  Such evaluations consider numerous factors, including, but not limited to borrower credit scores, collateral values, loss forecasts, geographic location, delinquency rates and economic trends.  These evaluations and assessments are revised as conditions change and new information becomes available, which can cause the valuation allowances to increase or decrease over time as such evaluations are revised.  Residential mortgage loan pools exclude loans that have been impaired as those loans are evaluated individually using the evaluation framework for specific valuation allowances described above.

For residential mortgage loans, our primary credit quality indicator is whether the loan is performing or nonperforming.  We generally define nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status.  There is generally a higher risk of experiencing credit losses when a residential mortgage loan is nonperforming.

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Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

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Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We and our insurance subsidiaries enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Consolidated Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Consolidated Balance Sheets.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to our insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received by our insurance subsidiaries to be considered on deposit with the reinsurer and such amounts are reported in other assets and other liabilities, respectively, on our Consolidated Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets or liabilities are adjusted.

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Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value of the reporting unit is greater than the reporting unit’s carrying value, then the carrying value of the reporting unit is deemed to be recoverable.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issuance costs associated with line-of-credit arrangements, assets under capital leases, guaranteed living benefit (“GLB”) reserves embedded derivatives, deferred losses on business sold through reinsurance and other prepaid expenses.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, obligations under capital leases, deferred gain on business sold through reinsurance and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.  Specifically identifiable intangible assets also includes the value of customer relationships acquired (“VOCRA”) and the value of distribution agreements (“VODA”) that were acquired through our business combination during 2018.  See Note 3 for more information regarding specifically identifiable intangible assets acquired.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to capital leases.  These assets under capital leases are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Other assets includes deferred losses on business sold through reinsurance attributable to our 2012 and 2014 reinsurance transactions where we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Other liabilities includes a deferred gain on business sold through reinsurance attributable to our annuity reinsurance agreement with Athene Holding Ltd. (“Athene”) effective October 1, 2018.  We are recognizing the gain related to this transaction over the period over

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which the majority of account values are expected to run off, or 20 years.  During 2012 and 2013, we completed reinsurance transactions whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gains related to these transactions over a period of 30 years.  During 2009, we completed a reinsurance transaction whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company, a wholly-owned subsidiary of LNC.  We are recognizing the gain related to this transaction over a period of 15 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 49 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well as the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 12.75%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

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The liability for future claim reserves for long-term disability contracts for incurred and reported claims are calculated based on assumptions as to interest, claim resolution rates and offsets for other insurance including social security.  Claim resolution rate assumptions and social security offsets are based on our actual experience.  The interest rate assumptions used for discounting claim reserves are based on projected portfolio yield rates, after consideration for defaults and investment expenses, for assets supporting the liabilities.  The incurred but not reported claim reserves are based on our experiences as to the reporting lags and ultimate loss experience.  Claim reserves are subject to revision as current claim experience and projections of future factors affecting claim experience change.  Claim reserves do not include a provision for adverse deviation.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2018 and 2017, participating policies comprised less than 1% of the face amount of business in force, and dividend expenses were $56 million, $57 million and $59 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

LNL’s short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned or advisory services are provided.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

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For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of fees attributable to broker-dealer services recorded as performance obligations are met, either at the time of sale or over time based on a contractual percentage of customer account values, changes in the market value of our seed capital investments, and proceeds from reinsurance recaptures.  Other revenues earned by our Group Protection segment consist of fees from administrative services performed, which are recognized as performance obligations are met over the terms of the underlying agreements.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2016 through 2018 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Strategic Digitization Expense

Strategic digitization expense consists primarily of costs related to our enterprise-wide digitization initiative.

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our

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accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost. We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

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2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers and all related amendments

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services and defines a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Although the standard and all related amendments supersede nearly all existing revenue recognition guidance under GAAP, the guidance does not amend the accounting for insurance and investment contracts recognized in accordance with ASC Topic 944, Financial Services – Insurance, leases, financial instruments and guarantees.

January 1, 2018

We adopted the standard and all related amendments using the modified retrospective method.  Our primary sources of revenue are recognized in accordance with ASC Topic 944, Financial Services – Insurance; as such, revenue within the scope of the new standard primarily includes commissions and advisory fees earned by our broker-dealer operation, as well as group protection administrative service fees.  The adoption did not have a material impact on our consolidated financial condition, results of operations, stockholder’s equity or cash flows.  There were no material changes in the timing or measurement of revenues based upon the guidance.  As a result, there is no cumulative effect on retained earnings.  For more information, see Note 21.

ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income in the period of the change in fair value.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  The guidance does not apply to Federal Home Loan Bank (“FHLB”) stock.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.

January 1, 2018

At the time of adoption, we had equity securities classified as AFS with a total carrying value of $246 million.  We classified, prospectively, $110 million of equity securities within the scope of this ASU in a separate line on our Consolidated Balance Sheets.  The remaining securities, consisting of $136 million of FHLB stock, are classified in other investments on our Consolidated Balance Sheets and carried at cost.  The cumulative effect adjustment of adopting this ASU did not have a material impact on our consolidated financial condition or results of operations.

ASU 2018-02, Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income

These amendments require a reclassification from AOCI to retained earnings for stranded tax effects associated with the change in the federal corporate income tax rate in the Tax Cuts and Jobs Act (“Tax Act”) of 2017.  The amount of the reclassification is equal to the impact of the change in deferred taxes related to amounts recorded in AOCI resulting from the change in the statutory corporate tax rate from 35% to 21%.  Early adoption is permitted and retrospective application is required.

		January 1, 2018	We retrospectively reclassified $644 million of stranded tax effects from AOCI to retained earnings in the period of adoption.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-02, Leases and all related amendments

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU permits a modified retrospective adoption approach that includes a number of optional practical expedients that entities may elect upon adoption.  Early adoption is permitted.

January 1, 2019

The adoption of this standard and related amendments will result in the recognition of approximately $200 million in right-of-use assets and lease liabilities on our Consolidated Balance Sheets as of January 1, 2019.  Comparative periods will continue to be measured and presented under historical guidance, and only the period of adoption will be subject to this ASU.  Additionally, there is not a significant difference in our pattern of lease expense recognition under this ASU, and there is no impact on cash flows.

ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative effect adjustment to the beginning balance of retained earnings.

		January 1, 2019	We do not expect the adoption of this guidance to have a material impact on our consolidated financial condition and results of operations.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

		January 1, 2019	We do not expect the adoption of this guidance to have a material impact on our consolidated financial condition and results of operations.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments

These amendments adopt a new model to measure and recognize credit losses for most financial assets.  The method used to measure estimated credit losses for AFS debt securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those debt securities.  The amendments will permit entities to recognize improvements in credit loss estimates on AFS debt securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations, with a primary focus on our fixed maturity securities, mortgage loans and reinsurance recoverables.

ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  Early adoption is permitted.

		January 1, 2021	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.

3.  Acquisition

As previously announced, on May 1, 2018, we completed the acquisition of 100% of the capital stock of Liberty Life, which operates a group benefits business (“Liberty Group Business”) and individual life and individual and group annuity business (the “Liberty Life Business”), from Liberty Mutual Insurance Company in a transaction accounted for under the acquisition method of accounting pursuant to Business Combinations Topic 805 (“Topic 805”).  The acquisition enables us to increase our market share within the group protection marketplace.

In connection with the acquisition and pursuant to the Master Transaction Agreement (“MTA”), dated January 18, 2018, which was attached as Exhibit 2.1 to the Company’s Current Report on Form 8-K filed on January 22, 2018, Liberty Life sold the Liberty Life Business on May 1, 2018, by entering into reinsurance agreements and related ancillary documents (including administrative services agreements and transition services agreements) with Protective Life Insurance Company and its wholly-owned subsidiary, Protective Life and Annuity Insurance Company (together with Protective Life Insurance Company, “Protective”), providing for the reinsurance and administration of the Liberty Life Business.

Liberty Life’s excess capital of $1.8 billion was paid to Liberty Mutual Insurance Company through an extraordinary dividend at the acquisition date.  We paid $1.5 billion of cash to Liberty Mutual Insurance Company to acquire the Liberty Group Business.

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We recognized $85 million of acquisition-related costs, pre-tax, for the year ended December 31, 2018.  These costs are included in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

The acquisition date fair values of certain assets and liabilities, including future contract benefits, intangible assets and related weighted average expected lives, commercial mortgage loans, reinsurance recoverables and deferred income taxes, are provisional and subject to revision within one year of the acquisition date.  Since the May 1, 2018 acquisition date, we have adjusted provisional assets acquired by $(5) million and provisional liabilities acquired by $27 million for an increase in provisional goodwill of $32 million.  Under the terms of the MTA, a final balance sheet will be agreed upon at a later date.  As such, our estimates of fair values are pending finalization, which may result in adjustments to goodwill.  The following table presents the preliminary fair values (in millions) of the net assets acquired related to the Liberty Group Business as of December 31, 2018:

Preliminary
Fair Value
Assets
Investments	$2,493
Mortgage loans on real estate	658
Cash and invested cash	107
Reinsurance recoverables	76
Premiums and fees receivable	83
Accrued investment income	24
Other intangible assets acquired	640
Other assets acquired	142
Separate account assets	99
Total assets acquired	$4,322

Liabilities
Future contract benefits	$2,930
Other contract holder funds	46
Other liabilities acquired	144
Separate account liabilities	99
Total liabilities assumed	$3,219

Net identifiable assets acquired	$1,103
Goodwill	414
Net assets acquired	$1,517

Identifiable Intangible Assets

The following table presents the fair value of identifiable intangible assets acquired (dollars in millions):

		Weighted-
		Average
		Amortization
	Fair Value	Period
VOCRA	$576	20
VODA	31	13
VOBA	30	3
Insurance licenses	3	N/A
Total identifiable intangible assets	$640

VOCRA and VODA are included in other assets on our Consolidated Balance Sheets and reflect the estimated fair value of these intangible assets related to the Liberty Group Business as of May 1, 2018.  The value of the identifiable intangible assets was estimated using a discounted cash flow method.  Significant inputs to the valuation models include estimates of expected premiums, persistency rates, investment returns, claim costs, expenses and discount rates based on a weighted average cost of capital.  The carrying values of VOCRA and VODA are amortized using a straight-line method and reviewed at least annually for indicators of impairment in value that are other-than-temporary.

For information on VOBA, see Notes 1 and 8.

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The value of insurance licenses acquired was estimated using the comparable transaction method under the market approach based on arms-length transactions in which certificate authority companies with life and health insurance licenses were purchased.  The value of insurance licenses has an indefinite useful life.

Goodwill

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from assets acquired and liabilities assumed that could not be individually identified.  The goodwill recorded as part of the acquisition is attributable to expected synergies and other benefits that management believes will result from the acquisition, including an increase in distribution strength.  The goodwill resulting from the acquisition was allocated to the Group Protection segment.  The goodwill is not expected to be deductible for income tax purposes.  For more information on goodwill, see Notes 1 and 10.

Future Contract Benefits

Unpaid claims acquired reflected within future contract benefits were recorded at estimated fair value.  The reserve discount rate was based on the investment yield of the assets acquired with adjustments for risk margin.  The actuarial classifications and methodologies were adjusted to be consistent with our accounting policies and reserve methodologies.

Financial Information

Since the acquisition date of May 1, 2018, the revenues and net income of the business acquired have been included in our Consolidated Statements of Comprehensive Income (Loss) in the Group Protection segment and were $1.5 billion and $36 million, respectively, for the period ended December 31, 2018.

The following unaudited pro forma condensed consolidated results of operations of the Company assume that the acquisition of Liberty Life was completed on January 1, 2017 (in millions):

	For the Years Ended
	December 31,
	2018	2017
Revenue	$16,097	$15,080

Net income	1,642	2,034

Pro forma adjustments include the revenue and net income of the acquired business for each period as well as amortization of identifiable intangible assets acquired and the fair value adjustment to acquired insurance reserves and investments.  Other pro forma adjustments include the impact of reflecting acquisition and integration costs and investment expenses directly attributable to the business combination in 2017 instead of in 2018.  Pro forma adjustments do not include retrospective adjustments to defer and amortize acquisition costs as would be recorded under our accounting policy.

Reinsurance

Pursuant to the reinsurance agreements, the Liberty Life Business was sold to Protective for a ceding commission of $423 million.  Our amounts recoverable from reinsurers increased significantly to $19.8 billion as of December 31, 2018, from $6.5 billion as of December 31, 2017, primarily as a result of this reinsurance transaction.  As such, Protective now represents our largest reinsurance exposure.  As we are not relieved of our liability, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance recoverable from Protective.  To support its obligations under the reinsurance agreements, Protective has established trust accounts for our benefit that fully collateralize the related reinsurance recoverable.  We recorded a deferred tax asset attributed to a tax loss carryforward arising from the reinsurance transaction with Protective.

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4.  Variable Interest Entities

Unconsolidated VIEs

Reinsurance Related Notes

Effective October 1, 2017, our captive reinsurance subsidiary, the Lincoln Reinsurance Company of Vermont VI, restructured the $275 million, long-term surplus note which was originally issued to a non-affiliated VIE in October 2015 in exchange for two corporate bond AFS securities of like principal and duration.  The activities of the VIE are primarily to acquire, hold and issue notes and loans and to pay and collect interest on the notes and loans.  The outstanding principal balance of the long-term surplus note is variable in nature; moving concurrently with any variability in the face amount of the corporate bond AFS securities.  We have concluded that we are not the primary beneficiary of the non-affiliated VIE because we do not have power over the activities that most significantly affect its economic performance.  As of December 31, 2018, the principal balance of the long-term surplus note was zero and we do not currently have any exposure to this VIE.

Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 5.

Limited Partnerships and Limited Liability Companies

We invest in certain LPs and limited liability companies (“LLCs”), including qualified affordable housing projects, that we have concluded are VIEs.  We do not hold any substantive kick-out or participation rights in the LPs and LLCs, and we do not receive any performance fees or decision maker fees from the LPs and LLCs.  Based on our analysis of the LPs and LLCs, we are not the primary beneficiary of the VIEs as we do not have the power to direct the most significant activities of the LPs and LLCs.

The carrying amounts of our investments in the LPs and LLCs are recognized in other investments on our Consolidated Balance Sheets and were $1.7 billion and $1.4 billion as of December 31, 2018 and 2017, respectively.  Included in these carrying amounts are our investments in qualified affordable housing projects, which were $20 million and $31 million as of December 31, 2018 and 2017, respectively.  We do not have any contingent commitments to provide additional capital funding to these qualified affordable housing projects.  We receive returns from these qualified affordable housing projects in the form of income tax credits and other tax benefits, which are recognized in federal income tax expense (benefit) on our Consolidated Statements of Comprehensive Income (Loss) and were $1 million and $3 million for the years ended December 31, 2018 and 2017, respectively.

Our exposure to loss is limited to the capital we invest in the LPs and LLCs, and there have been no indicators of impairment that would require us to recognize an impairment loss related to the LPs and LLCs as of December 31, 2018.

5.  Investments

AFS Securities

In 2018, we adopted ASU 2016-01, which resulted in a new classification and measurement of our equity securities.  See Note 2 for additional information.

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The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2018
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$78,837	$2,871	$2,167	$(8)	$79,549
ABS	898	42	6	(14)	948
U.S. government bonds	361	27	2	-	386
Foreign government bonds	402	42	-	-	444
RMBS	3,099	113	61	(13)	3,164
CMBS	810	6	16	(3)	803
CLOs	1,746	3	24	(5)	1,730
State and municipal bonds	4,498	703	17	-	5,184
Hybrid and redeemable preferred securities	568	44	33	-	579
Total AFS securities	$91,219	$3,851	$2,326	$(43)	$92,787

	As of December 31, 2017
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$74,921	$6,573	$341	$(7)	$81,160
ABS	882	51	6	(26)	953
U.S. government bonds	497	37	1	-	533
Foreign government bonds	391	55	-	-	446
RMBS	3,125	148	36	(21)	3,258
CMBS	589	10	2	(2)	599
CLOs	803	2	2	(5)	808
State and municipal bonds	4,033	932	6	-	4,959
Hybrid and redeemable preferred securities	561	85	22	-	624
Total fixed maturity securities	85,802	7,893	416	(61)	93,340
Equity AFS securities	247	16	17	-	246
Total AFS securities	$86,049	$7,909	$433	$(61)	$93,586

(1)	Includes unrealized (gains) and losses on credit-impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2018, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$3,607	$3,636
Due after one year through five years	16,429	16,449
Due after five years through ten years	18,366	18,271
Due after ten years	46,264	47,786
Subtotal	84,666	86,142
Structured securities (ABS, MBS, CLOs)	6,553	6,645
Total fixed maturity AFS securities	$91,219	$92,787

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2018
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$30,947	$1,464	$7,023	$704	$37,970	$2,168
ABS	113	2	136	13	249	15
U.S. government bonds	70	1	23	1	93	2
RMBS	436	9	796	55	1,232	64
CMBS	470	11	82	5	552	16
CLOs	1,124	21	103	3	1,227	24
State and municipal bonds	376	7	92	10	468	17
Hybrid and redeemable
preferred securities	94	6	131	27	225	33
Total AFS securities	$33,630	$1,521	$8,386	$818	$42,016	$2,339

Total number of AFS securities in an unrealized loss position						3,360

	As of December 31, 2017
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$4,726	$67	$4,706	$276	$9,432	$343
ABS	56	-	143	15	199	15
U.S. government bonds	156	-	19	1	175	1
RMBS	277	4	599	33	876	37
CMBS	113	-	60	3	173	3
CLOs	281	2	72	-	353	2
State and municipal bonds	33	-	89	5	122	5
Hybrid and redeemable
preferred securities	20	-	124	22	144	22
Total fixed maturity securities	5,662	73	5,812	355	11,474	428
Equity AFS securities	22	14	8	3	30	17
Total AFS securities	$5,684	$87	$5,820	$358	$11,504	$445

Total number of AFS securities in an unrealized loss position						1,095

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The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2018
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$389	$122	$1	44
Six months or greater, but less than nine months	96	49	-	11
Nine months or greater, but less than twelve months	11	8	-	2
Twelve months or greater	138	70	8	32
Total	$634	$249	$9	89

	As of December 31, 2017
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$156	$57	$1	26
Six months or greater, but less than nine months	2	1	-	4
Nine months or greater, but less than twelve months	12	6	-	7
Twelve months or greater	209	77	10	49
Total	$379	$141	$11	86

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on fixed maturity AFS securities increased by $1.9 billion for the year ended December 31, 2018.  As discussed further below, we believe the unrealized loss position as of December 31, 2018, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities.

Based upon this evaluation as of December 31, 2018, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2018, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

As of December 31, 2018, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2018, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

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Changes in the amount of credit loss of income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$358	$411	$363
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	5	13	83
Credit losses on securities for which an
OTTI was previously recognized	2	7	16
Decreases attributable to:
Securities sold, paid down or matured	(28)	(73)	(51)
Balance as of end-of-year	$337	$358	$411

During 2018,  2017 and 2016, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on fixed maturity AFS securities.

Determination of Credit Losses on Corporate Bonds

As of December 31, 2018 and 2017, we reviewed our corporate bond portfolio for potential shortfalls in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near-term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor’s (“S&P”) Rating Services or Baa3 or higher by Moody’s Investors Service (“Moody’s”), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2018 and 2017, 96% of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2018 and 2017, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.1 billion and $3.4 billion, respectively, and a fair value of $2.9 billion and $3.4 billion, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2018 and 2017, that we would recover the amortized cost of each corporate bond.

Determination of Credit Losses on MBS and ABS

As of December 31, 2018 and 2017, default rates were projected by considering underlying MBS and ABS loan performance and collateral type.  Projected default rates on existing delinquencies vary depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity, with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level loss severity, we derive the future expected credit losses.

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Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2018	2017
Fixed maturity securities:
Corporate bonds	$1,559	$1,250
ABS	17	15
U.S. government bonds	43	115
Foreign government bonds	23	23
RMBS	78	85
CMBS	7	2
CLOs	104	3
State and municipal bonds	16	17
Hybrid and redeemable preferred securities	22	23
Total trading securities	$1,869	$1,533

The portion of the market adjustment for trading gains and losses recognized in realized gain (loss) that relate to trading securities still held as of December 31, 2018,  2017 and 2016, was $(55) million, $8 million and $(3) million, respectively.

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31, 2018			As of December 31, 2017
	Commercial	Residential	Total	Commercial	Residential	Total
Current	$12,959	$239	$13,198	$10,662	$-	$10,662
60 to 90 days past due	-	1	1	-	-	-
Greater than 90 days past due	-	-	-	3	-	3
Valuation allowance	-	-	-	(3)	-	(3)
Unamortized premium (discount)	(17)	8	(9)	-	-	-
Total carrying value	$12,942	$248	$13,190	$10,662	$-	$10,662

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss has occurred.

For our commercial mortgage loans, no specifically identified loans were impaired as of December 31, 2018.  Three mortgage loans were impaired as of December 31, 2017, with an aggregate principal balance of $11 million for which a specific valuation allowance of $3 million was established resulting in a net carrying value of $8 million.

For our residential mortgage loans, no specifically identified loans were impaired as of December 31, 2018 or 2017.  The general allowance established on residential mortgage loans as of December 31, 2018, was less than $1 million.

The changes in the valuation allowance associated with impaired commercial mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$3	$2	$2
Additions	-	1	-
Charge-offs, net of recoveries	(3)	-	-
Balance as of end-of-year	$-	$3	$2

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The average carrying value for impaired commercial mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Average carrying value for impaired
mortgage loans on real estate	$5	$6	$6
Interest income recognized on impaired
mortgage loans on real estate	1	-	-
Interest income collected on impaired
mortgage loans on real estate	1	-	-

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our commercial mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2018			As of December 31, 2017
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$11,656	90.1%	2.30	$9,563	89.7%	2.27
65% to 74%	1,234	9.5%	1.76	1,000	9.4%	1.94
75% to 100%	52	0.4%	1.03	91	0.8%	0.97
Greater than 100%	-	0.0%	0.00	8	0.1%	0.82
Total	$12,942	100.0%		$10,662	100.0%

As described in Note 1, we use loan performance status as the primary credit quality indicator for our residential mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2018		As of December 31, 2017
	Carrying	% of	Carrying	% of
Performance Indicator	Value	Total	Value	Total
Performing	$247	99.6%	$-	0.0%
Nonperforming	1	0.4%	-	0.0%
Total	$248	100.0%	$-	0.0%

Our commercial mortgage loan portfolio is geographically diversified throughout the U.S. with the largest concentrations in California, which accounted for 23% and 21% of commercial mortgage loans on real estate as of December 31, 2018 and 2017, respectively, and Texas, which accounted for 12% of commercial mortgage loans on real estate as of December 31, 2018 and 2017.

Our residential mortgage loan portfolio is geographically diversified throughout the U.S. with the largest concentrations in California and Florida, which accounted for 34% and 19%, respectively, of residential mortgage loans on real estate as of December 31, 2018.  We did not have residential mortgage loan exposure as of December 31, 2017.

Alternative Investments

As of December 31, 2018 and 2017, alternative investments included investments in 234 and 221 different partnerships, respectively, and the portfolios represented approximately 1% of our overall invested assets.

30

Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Fixed maturity AFS securities	$4,129	$4,048	$4,019
Equity AFS securities	-	12	11
Trading securities	79	88	94
Equity securities	4	-	-
Mortgage loans on real estate	492	433	413
Real estate	1	1	1
Policy loans	122	134	139
Invested cash	23	11	12
Commercial mortgage loan prepayment
and bond make-whole premiums	78	138	115
Alternative investments	222	165	75
Consent fees	4	6	5
Other investments	24	5	4
Investment income	5,178	5,041	4,888
Investment expense	(334)	(281)	(257)
Net investment income	$4,844	$4,760	$4,631

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Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Fixed maturity AFS securities: (1)
Gross gains	$36	$17	$65
Gross losses	(80)	(43)	(128)
Gross OTTI	(7)	(20)	(99)
Equity AFS securities:
Gross gains	-	6	8
Gross OTTI	-	-	(1)
Gain (loss) on other investments (2)	(15)	(10)	(62)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(22)	(21)	(24)
Total realized gain (loss) related to certain investments	(88)	(71)	(241)
Realized gain (loss) on the mark-to-market on certain instruments (3)	251	(155)	(66)
Indexed annuity and IUL contracts net derivatives results: (4)
Gross gain (loss)	(51)	(22)	(1)
Associated amortization of DAC, VOBA, DSI and DFEL	12	(2)	(4)
GLB fees ceded to LNBAR and attributed fees:
Gross gain (loss)	(184)	(174)	(166)
Associated amortization of DAC, VOBA, DSI and DFEL	(32)	(32)	(32)
Total realized gain (loss)	$(92)	$(456)	$(510)

(1)	These amounts are represented net of related fair value hedging activity. See Note 6 for more information.
(2)	Includes market adjustments on equity securities still held of $(17) million for the year ended December 31, 2018.
(3)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and indexed universal life insurance (“IUL”) contracts net derivatives results), reinsurance related embedded derivatives and trading securities.

(4)

Represents the net difference between the change in fair value of the S&P 500 Index® (“S&P 500”) call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

Details underlying write-downs taken as a result of OTTI (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
OTTI Recognized in Net Income (Loss)
Fixed maturity AFS securities:
Corporate bonds	$(5)	$(13)	$(80)
ABS	(1)	(2)	(5)
RMBS	(1)	(2)	(10)
CMBS	-	(2)	(1)
State and municipal bonds	-	(1)	(3)
Total fixed maturity AFS securities	(7)	(20)	(99)
Equity AFS securities	-	-	(1)
Gross OTTI recognized in net income (loss)	(7)	(20)	(100)
Associated amortization of DAC, VOBA, DSI and DFEL	-	2	-
Net OTTI recognized in net income (loss)	$(7)	$(18)	$(100)

We recognized less than $1 million of OTTI in OCI for the years ended December 31, 2018 and 2017.  We recognized $53 million of gross OTTI in OCI, offset by $12 million for the change in DAC, VOBA, DSI and DFEL, for the year ended December 31, 2016.

32

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on our Consolidated Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2018		As of December 31, 2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$616	$616	$701	$701
Securities pledged under securities lending agreements (2)	88	85	222	213
Securities pledged under repurchase agreements (3)	152	157	531	554
Investments pledged for Federal Home Loan Bank of
Indianapolis (“FHLBI”) (4)	3,930	5,923	2,900	4,235
Total payables for collateral on investments	$4,786	$6,781	$4,354	$5,703

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 6 for additional information.

(2)

Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)

Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.

(4)

Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2018	2017	2016
Collateral payable for derivative investments	$(85)	$(112)	$(481)
Securities pledged under securities lending agreements	(134)	5	(25)
Securities pledged under repurchase agreements	(379)	1	(144)
Investments pledged for FHLBI	1,030	(450)	995
Total increase (decrease) in payables for collateral on investments	$432	$(556)	$345

33

We have elected not to offset our repurchase agreements and securities lending transactions in our financial statements.  The remaining contractual maturities of repurchase agreements and securities lending transactions accounted for as secured borrowings (in millions) were as follows:

	As of December 31, 2018
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
Corporate bonds	$-	$-	$-	$152	$152
Securities Lending
Corporate bonds	88	-	-	-	88
Total gross secured borrowings	$88	$-	$-	$152	$240

	As of December 31, 2017
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
Corporate bonds	$-	$100	$281	$150	$531
Securities Lending
Corporate bonds	222	-	-	-	222
Total gross secured borrowings	$222	$100	$281	$150	$753

We accept collateral in the form of securities in connection with repurchase agreements.  In instances where we are permitted to sell or re-pledge the securities received, we report the fair value of the collateral received and a related obligation to return the collateral in the financial statements.  In addition, we receive securities in connection with securities borrowing agreements which we are permitted to sell or re-pledge.  As of December 31, 2018, the fair value of all collateral received that we are permitted to sell or re-pledge was $537 million.  As of December 31, 2018, we have re-pledged $378 million of this collateral to cover initial margin on certain derivative investments.

Investment Commitments

As of December 31, 2018, our investment commitments were $2.1 billion, which included $843 million of LPs, $804 million of mortgage loans on real estate and $476 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2018 and 2017, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $1.4 billion and $1.2 billion, respectively, or 1% of our invested assets portfolio, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $1.2 billion and $930 million, respectively, or 1% of our invested assets portfolio.  These concentrations include fixed maturity AFS, trading and equity securities.

As of December 31, 2018, our most significant investments in one industry were our investments in securities in the financial services industry and the consumer non-cyclical industry with a fair value of $16.0 billion and $13.8 billion, respectively, or 14% and 12%, respectively, of our invested assets portfolio.   As of December 31, 2017, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry and the utilities industry with a fair value of $14.3 billion and $13.8 billion, respectively, or 13% and 12%, respectively, of our invested assets portfolio. These concentrations include fixed maturity AFS, trading and equity securities.

6.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

34

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 20 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

We also use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges to hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the fair value of certain fixed maturity securities due to interest rate risks.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges, to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.  A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

35

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Variance Swaps

We use variance swaps to hedge the liability exposure on certain options in variable annuity products.  Variance swaps are contracts entered into at no cost whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception of the contract.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps – Buying Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Credit Default Swaps – Selling Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

36

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We are exposed to risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  These GLB features are reinsured among various reinsurance counterparties on either a Modco or coinsurance basis.  We cede a portion of the GLB features to LNBAR on a funds withheld modified coinsurance basis.  The funds withheld arrangement includes a dynamic hedging strategy designed to mitigate selected risks. Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the changes in embedded derivative GLB reserves assumed by LNBAR caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While we actively manage the hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve assumed by LNBAR due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain Modco arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

37

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2018			As of December 31, 2017
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$1,528	$33	$9	$1,544	$45	$16
Foreign currency contracts (1)	2,326	167	39	1,804	79	79
Total cash flow hedges	3,854	200	48	3,348	124	95
Fair value hedges:
Interest rate contracts (1)	553	-	137	563	-	174
Non-Qualifying Hedges
Interest rate contracts (1)	100,628	464	138	72,937	657	127
Foreign currency contracts (1)	47	-	-	22	-	-
Equity market contracts (1)	30,273	676	162	30,918	562	557
Credit contracts (1)	-	-	-	52	-	-
Embedded derivatives:
GLB direct (2)	-	123	-	-	903	-
GLB ceded (2) (3)	-	72	196	-	51	954
Reinsurance related (4)	-	188	-	-	-	51
Indexed annuity and IUL contracts (2) (5)	-	902	1,305	-	11	1,418
Total derivative instruments	$135,355	$2,625	$1,986	$107,840	$2,308	$3,376

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.
(3)	Reported in other liabilities on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

Beginning in the first quarter 2017, consistent with changes enacted by the Chicago Mercantile Exchange (“CME”), the Company offset the variation margin payments with the derivative balances that are cleared through CME.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2018
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$12,968	$16,828	$49,713	$23,000	$200	$102,709
Foreign currency contracts (2)	102	268	728	1,166	109	2,373
Equity market contracts	20,876	5,011	1,236	14	3,136	30,273
Total derivative instruments
with notional amounts	$33,946	$22,107	$51,677	$24,180	$3,445	$135,355

(1)	As of December 31, 2018, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was March 2027.
(2)	As of December 31, 2018, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was September 2049.

38

The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$27	$93	$157
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cumulative effect from adoption of
new accounting standard	6	-	-
Cash flow hedges:
Interest rate contracts	(4)	43	(165)
Foreign currency contracts	44	20	(10)
Change in foreign currency exchange rate adjustment	111	(137)	96
Change in DAC, VOBA, DSI and DFEL	(14)	1	2
Income tax benefit (expense)	(29)	26	27
Less:
Reclassification adjustment for gains (losses)
included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	4	4	5
Interest rate contracts (2)	-	-	1
Foreign currency contracts (1)	27	18	11
Foreign currency contracts (2)	-	9	7
Associated amortization of DAC, VOBA, DSI and DFEL	(3)	(2)	(2)
Income tax benefit (expense)	(6)	(10)	(8)
Balance as of end-of-year	$119	$27	$93

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	The OCI offset is reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

39

The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$4	$4	$5
Interest rate contracts (2)	-	-	1
Foreign currency contracts (1)	27	18	11
Foreign currency contracts (2)	-	9	7
Total cash flow hedges	31	31	24
Fair value hedges:
Interest rate contracts (1)	(14)	(23)	(28)
Interest rate contracts (2)	37	7	16
Total fair value hedges	23	(16)	(12)
Non-Qualifying Hedges
Interest rate contracts (2)	(149)	103	181
Foreign currency contracts (2)	5	-	(14)
Equity market contracts (2)	445	(1,427)	(1,253)
Equity market contracts (3)	(17)	28	12
Credit contracts (3)	-	1	(5)
Embedded derivatives:
GLB(2)	(1)	-	-
Reinsurance related (2)	292	(141)	(57)
Indexed annuity and IUL contracts (2)	81	(400)	(120)
Total derivative instruments	$710	$(1,821)	$(1,244)

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) recognized as a component of OCI (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Offset to net investment income	$4	22	16
Offset to realized gain (loss)	27	9	8

As of December 31, 2018, $38 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2018 and 2017, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

As of December 31, 2018, we did not have any exposure related to credit default swaps for which we are the seller.

40

As of December 31, 2017, information related to our credit default swaps for which we are the seller (dollars in millions) was as follows:

Credit
		Reason	Nature	Rating of	Number		Maximum
		for	of	Underlying	of	Fair	Potential
Credit Contract Type	Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
Basket credit default swaps	12/20/2022	(3)	(4)	BBB+	1	$1	$52

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody’s, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	Credit default swaps were entered into in order to hedge the liability exposure on certain variable annuity products.
(4)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.

Details underlying the associated collateral of our credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of	As of
	December 31,	December 31,
	2018	2017
Maximum potential payout	$-	$52
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$-	$52

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post collateral if the market value was less than zero.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2018, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, we and LLANY have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2018 or 2017.

41

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2018		As of December 31, 2017
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$33	$(4)	$116	$(1)
A+	296	(26)	178	(453)
A	106	(36)	170	(48)
A-	4	-	237	-
BBB+	177	-	-	(4)
	$616	$(66)	$701	$(506)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2018
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,282	$1,285	$2,567
Gross amounts offset	(201)	-	(201)
Net amount of assets	1,081	1,285	2,366
Gross amounts not offset:
Cash collateral	(616)	-	(616)
Non-cash collateral	(58)	-	(58)
Net amount	$407	$1,285	$1,692

Financial Liabilities
Gross amount of recognized liabilities	$806	$1,501	$2,307
Gross amounts offset	(59)	-	(59)
Net amount of liabilities	747	1,501	2,248
Gross amounts not offset:
Cash collateral	(66)	-	(66)
Non-cash collateral	(190)	-	(190)
Net amount	$491	$1,501	$1,992

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	As of December 31, 2017
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,082	$965	$2,047
Gross amounts offset	(237)	-	(237)
Net amount of assets	845	965	1,810
Gross amounts not offset:
Cash collateral	(701)	-	(701)
Net amount	$144	$965	$1,109

Financial Liabilities
Gross amount of recognized liabilities	$1,037	$2,423	$3,460
Gross amounts offset	(261)	-	(261)
Net amount of liabilities	776	2,423	3,199
Gross amounts not offset:
Cash collateral	(506)	-	(506)
Net amount	$270	$2,423	$2,693

7.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Current	$179	$118	$25
Deferred	78	(1,405)	242
Federal income tax expense (benefit)	$257	$(1,287)	$267

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Tax rate times pre-tax income	$384	$256	$504
Effect of:
Tax-preferred investment income	(87)	(280)	(196)
Tax credits	(39)	(29)	(28)
Change in uncertain tax positions	1	(17)	(11)
Excess tax benefits from share-based
compensation	(3)	(8)	(4)
Goodwill impairment	-	316	-
Deferred tax impact from the Tax Cuts
and Jobs Act	3	(1,526)	-
Other items	(2)	1	2
Federal income tax expense (benefit)	$257	$(1,287)	$267
Effective tax rate	14%	-176%	19%

The effective tax rate is the ratio of tax expense (benefit) over pre-tax income (loss).  Tax-preferred investment income as reflected above relates primarily to the separate account dividends-received deduction, which generated a total tax benefit of $84 million, $264 million and $175 million for the years ended December 31, 2018, 2017 and 2016, respectively.  As a result of the Tax Act, the recorded tax benefit for the separate account dividends-received deduction was substantially less in our 2018 income tax provision as compared to prior years.

As a result of the enactment of the Tax Act on December 22, 2017, we remeasured our existing deferred tax balances at the 21% marginal corporate income tax rate and recognized a $1.5 billion tax benefit in 2017.  The SEC previously issued rules that allow for a one-year measurement period after the enactment of the Tax Act to finalize calculations and recording of the related tax impacts.  Subsequent to the enactment date, we completed our review of the provisions of the Tax Act, including the impact of the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance provisions on our financial statements.

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We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2018	2017
Current	$205	$206
Deferred	(1,421)	(2,391)
Total federal income tax asset (liability)	$(1,216)	$(2,185)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2018	2017
Deferred Tax Assets
Future contract benefits and other contract holder funds	$549	$580
Reinsurance related embedded derivative liability	-	11
Compensation and benefit plans	120	123
Intangibles	40	-
Tax credits	-	76
Net operating losses	264	-
Other	59	8
Total deferred tax assets	$1,032	$798
Deferred Tax Liabilities
DAC	$1,380	$1,112
VOBA	302	105
Net unrealized gain on AFS securities	333	1,579
Net unrealized gain on trading securities	25	39
Intangibles	-	9
Investment activity	334	118
Reinsurance related embedded derivative asset	39	-
Deferred gain on business sold through reinsurance	34	35
Other	6	192
Total deferred tax liabilities	$2,453	$3,189
Net deferred tax asset (liability)	$(1,421)	$(2,391)

As of December 31, 2018, we had no remaining deferred tax assets related to tax credits; however, we have $1.3 billion of net operating losses to carry forward to future years.  Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2018 and 2017,  $12 million and $11 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our federal income tax expense (benefit) and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2018	2017
Balance as of beginning-of-year	$11	$1
Increases for prior year tax positions	-	9
Increases for current year tax positions	1	1
Balance as of end-of-year	$12	$11

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2018, 2017 and 2016, we recognized interest and penalty expense (benefit) related to uncertain tax positions of zero,    zero and $(2) million, respectively.  There was no accrued interest and penalty expense related to the unrecognized tax benefits as of December 31, 2018 and 2017.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2015 and forward remain open under the applicable statute of limitations.  We are

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currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact our results.

8.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$7,909	$8,269	$8,620
Business acquired (sold) through reinsurance	(246)	-	-
Deferrals	1,596	1,345	1,339
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(913)	(922)	(879)
Unlocking	(115)	61	(276)
Adjustment related to realized gains (losses)	(42)	(55)	(51)
Adjustment related to unrealized gains (losses)	1,320	(789)	(484)
Balance as of end-of-year	$9,509	$7,909	$8,269

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$499	$874	$873
Business acquired (sold) through reinsurance	(11)	-	-
Business acquired	30	-	-
Deferrals	7	7	3
Amortization:
Amortization, excluding unlocking	(127)	(105)	(105)
Unlocking	(60)	(48)	36
Accretion of interest (1)	48	52	52
Adjustment related to realized gains (losses)	(2)	(1)	(2)
Adjustment related to unrealized gains (losses)	415	(280)	17
Balance as of end-of-year	$799	$499	$874

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.2% to 6.9%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2018, was as follows:

2019	$81
2020	77
2021	73
2022	67
2023	64

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Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$287	$293	$301
Business acquired (sold) through reinsurance	(21)	-	-
Deferrals	48	29	25
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(28)	(30)	(28)
Unlocking	-	(4)	(2)
Adjustment related to realized gains (losses)	(1)	(2)	(2)
Adjustment related to unrealized gains (losses)	13	1	(1)
Balance as of end-of-year	$298	$287	$293

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$1,429	$1,855	$1,923
Deferrals	874	753	628
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(474)	(383)	(345)
Unlocking	(52)	(3)	(63)
Adjustment related to realized (gains) losses	(19)	(18)	(11)
Adjustment related to unrealized (gains) losses	1,005	(775)	(277)
Balance as of end-of-year	$2,763	$1,429	$1,855

9.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

	For the Years Ended December 31,
	2018	2017	2016
Direct insurance premiums and fee income	$11,882	$10,103	$9,373
Reinsurance assumed	96	101	105
Reinsurance ceded	(1,883)	(1,817)	(1,728)
Total insurance premiums and fee income	$10,095	$8,387	$7,750

Direct insurance benefits	$8,513	$6,669	$6,112
Reinsurance recoveries netted against benefits	(2,369)	(1,851)	(1,865)
Total benefits	$6,144	$4,818	$4,247

We and our insurance subsidiaries cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2018, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 25% of the mortality risk on newly issued life insurance contracts in 2018.  Approximately 44% and 35% of our total individual life in-force amount was reinsured as of December 31, 2018 and 2017, respectively.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers and LNBAR.  The amounts recoverable from reinsurers were $19.8 billion and $6.5 billion as of December 31, 2018 and 2017, respectively.

As disclosed in Note 3, Protective represents our largest reinsurance exposure following the sale of the Liberty Life Business that resulted in amounts recoverable from Protective of $12.1 billion as of December 31, 2018.  Protective has funded trusts, of which the balance in the trusts changes as a result of ongoing reinsurance activity, to support the business ceded, which totaled $13.7 billion as of December 31, 2018.

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Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain liabilities and obligations under the indemnity reinsurance agreements.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $1.5 billion and $1.9 billion as of December 31, 2018 and 2017, respectively.  Swiss Re has funded a trust, with a balance of $2.4 billion as of December 31, 2018, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2018,  included $177 million and $24 million, respectively, related to the business sold to Swiss Re.  In addition, the amounts recoverable from LNBAR were $2.5 billion and $2.1 billion as of December 31, 2018 and 2017, respectively.  LNBAR has funded trusts to support the business ceded of which the balance in the trusts changes as a result of ongoing reinsurance activity and totaled $1.9 billion as of December 31, 2018.

Portions of our deferred annuity business have been reinsured on either a coinsurance or a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2018 and 2017, the reserves associated with these reinsurance arrangements totaled $443 million and $541 million, respectively.  In addition, effective October 1, 2018, we entered into a Modco agreement with Athene to reinsure fixed and fixed indexed annuity products, which resulted in a $7.5 billion deposit asset reflected within other assets on our Consolidated Balance Sheets as of December 31, 2018.  The Modco account includes fixed maturity AFS securities, trading securities, commercial mortgage loans, derivative investments and cash that had carrying values of $6.5 billion, $559 million, $72 million, $60 million and $265 million, respectively, as of December 31, 2018.  As described in Note 1, we recorded a deferred gain on business sold through reinsurance related to the transaction with Athene and amortized $8 million of the gain during 2018.

10.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2018
	Gross	Accumulated
	Goodwill	Impairment			Net
	as of	as of	Acquisition		Goodwill
	Beginning-	Beginning-	Accounting		as of End-
	of-Year	of-Year	Adjustments	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$-	$440
Retirement Plan Services	20	-	-	-	20
Life Insurance	2,186	(1,552)	-	-	634
Group Protection	274	-	414	-	688
Total goodwill	$3,520	$(2,152)	$414	$-	$1,782

	For the Year Ended December 31, 2017
	Gross	Accumulated
	Goodwill	Impairment			Net
	as of	as of	Acquisition		Goodwill
	Beginning-	Beginning-	Accounting		as of End-
	of-Year	of-Year	Adjustments	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$-	$440
Retirement Plan Services	20	-	-	-	20
Life Insurance	2,186	(647)	-	(905)	634
Group Protection	274	-	-	-	274
Total goodwill	$3,520	$(1,247)	$-	$(905)	$1,368

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2018, we performed our annual quantitative goodwill impairment test for our reporting units, and the fair value was in excess of each reporting unit’s carrying value for Annuities, Retirement Plan Services, Life Insurance and Group Protection.

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities, Retirement Plan Services and Group Protection reporting units had fair values that exceeded the carrying value of each reporting unit.  Our early adoption of ASU 2017-04,

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“Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $905 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value.

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2018		As of December 31, 2017
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Retirement Plan Services:
Mutual fund contract rights (1)	$5	$-	$5	$-
Life Insurance:
Sales force	100	51	100	47
Group Protection:
VOCRA	576	5	-	-
VODA	31	-	-	-
Insurance licenses (1)	3	-	-	-
Total	$715	$56	$105	$47

(1)	No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2018, was as follows:

2019	$26
2020	37
2021	37
2022	37
2023	37
Thereafter	477

11.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2018 (1)	2017 (1)
Return of Net Deposits
Total account value	$89,783	$96,941
Net amount at risk (2)	1,002	81
Average attained age of contract holders	65 years	64 years

Minimum Return
Total account value	$88	$108
Net amount at risk (2)	18	18
Average attained age of contract holders	77 years	76 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$23,365	$26,596
Net amount at risk (2)	2,007	417
Average attained age of contract holders	71 years	70 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

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The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$100	$110	$115
Changes in reserves	77	8	34
Benefits paid	(16)	(18)	(39)
Balance as of end-of-year	$161	$100	$110

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2018	2017
Asset Type
Domestic equity	$54,060	$59,647
International equity	18,359	20,837
Fixed income	37,942	40,626
Total	$110,361	$121,110

Percent of total variable annuity separate account values	99%	99%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 33% and 32% of total life insurance in-force reserves as of December 31, 2018 and 2017, respectively.  UL and VUL products with secondary guarantees represented 36%, 27% and 33% of total sales for the years ended December 31, 2018, 2017 and 2016, respectively.

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12.  Liability for Unpaid Claims

Changes in the liability for unpaid claims (in millions), were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$2,222	$2,242	$2,307
Reinsurance recoverable	57	69	71
Net balance as of beginning-of-year	2,165	2,173	2,236
Business acquired (1)	2,842	-	-
Incurred related to:
Current year	2,531	1,346	1,395
Prior years:
Interest	120	69	71
All other incurred (2)	(208)	(76)	(156)
Total incurred	2,443	1,339	1,310
Paid related to:
Current year	(1,197)	(798)	(806)
Prior years	(1,061)	(549)	(567)
Total paid	(2,258)	(1,347)	(1,373)
Net balance as of end-of-year	5,192	2,165	2,173
Reinsurance recoverable	143	57	69
Balance as of end-of-year	$5,335	$2,222	$2,242

(1)	Represents Liberty group life and disability reserves, net, as of May 1, 2018, subject to finalization of acquisition date fair values. See Note 3 for additional information.
(2)

All other incurred is primarily impacted by the level of claim resolutions in the period compared to that which is expected by the reserve assumption. A negative number implies a favorable result where claim resolutions were more favorable than assumed. Our claim resolution rate assumption used in determining reserves is our expectation of the resolution rate we will experience over the long-term life of the block of claims. It will vary from actual experience in any one period, both favorably and unfavorably.

The majority of the reserves included above are for long-term disability claims. The interest rate assumption is an important part of the reserving process due to the long benefit period for these claims. Interest accrued on prior years reserves has been calculated on the opening reserve balance less one-half of the prior year’s incurred claim payments at our average reserve discount rate.

Long-term disability benefits may extend for many years, and claim development schedules do not reflect these longer benefit periods.  As a result, we use longer term retrospective runoff studies, experience studies and prospective studies to develop our liability estimates.    Long-term disability reserves are discounted using rates ranging from 3.25% to 5%. The discount rates vary by year of claim incurral.

A reconciliation of future contract benefits as reported in our Consolidated Balance Sheets to the liability for unpaid claims (in millions), was as follows:

	As of December 31,
	2018	2017	2016
Future contract benefits	$33,884	$22,063	$20,681
Less:
Life insurance and annuity reserves and claims due	27,133	18,414	16,923
Accident and health life insurance reserves	1,416	1,427	1,516
Liability for unpaid claims	$5,335	$2,222	$2,242

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13.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2018	2017
Short-Term Debt
Short-term debt (1)	$288	$10

Long-Term Debt, Excluding Current Portion
9.76% surplus note, due 2024	$50	$50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	600	573
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	30
LIBOR + 155 bps surplus note, due 2037	25	25
4.20% surplus note, due 2037	50	50
LIBOR + 100 bps surplus note, due 2037	312	325
4.50% surplus note, due 2038	13	-
Total long-term debt	$2,401	$2,374

(1)	The short-term debt represents short-term notes payable to LNC.

On September 27, 2017, we executed the right to repay the $240 million surplus note issued on June 28, 2013, to LNC and recognized a $5 million loss on the early extinguishment of debt, pre-tax, related to unamortized issuance costs on our Consolidated Statements of Comprehensive Income (Loss).

Future principal payments due on long-term debt (in millions) as of December 31, 2018, were as follows:

2019	$-
2020	-
2021	-
2022	-
2023	-
Thereafter	2,401
Total	$2,401

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2018, was $600 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of

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interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

On October 1, 2015, we issued a surplus note of $30 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 28, 2035, and interest to be paid quarterly at an annual rate of LIBOR + 200 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On July 1, 2017, we issued a surplus note of $25 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 155 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 1, 2017, we issued a surplus note of $50 million to LNC.  The note calls for us to pay the principal amount of the note on or before July 1, 2037, and interest to be paid quarterly at an annual rate of 4.20%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.  On June 15, 2017, the surplus note was amended to include repayment terms stating subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.  The outstanding principal amount as of December 31, 2018, was $312 million due to executing our right to repay the surplus note in part to LNC.

On July 1, 2018, we issued a surplus note of $13 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2038, and interest to be paid quarterly at an annual rate of 4.50%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

Credit Facilities and Letters of Credit

Credit facilities, which allow for borrowing or issuances of letters of credit (“LOCs”), and LOCs (in millions) were as follows:

		As of December 31, 2018
	Expiration	Maximum	LOCs
	Date	Available	Issued
Credit Facilities
Five-year revolving credit facility	Jun-2021	$2,500	$995
LOC facility (1)	Aug-2031	990	953
LOC facility (1)	Oct-2031	1,006	1,006
Total		$4,496	$2,954

(1)	Our wholly-owned subsidiaries entered into irrevocable LOC facility agreements with third-party lenders supporting inter-company reinsurance agreements.

On June 30, 2016, the existing credit agreement was refinanced with a syndicate of banks.  This agreement (the “credit facility”) allows for the borrowing and issuance of LOCs of up to $2.5 billion, $1.75 billion of which is available only to reimburse the banks for drawn LOCs.  The credit facility is unsecured and has a commitment termination date of June 30, 2021.  The LOCs under the facility are used primarily to satisfy reserve credit requirements of (i) LNL and LLANY for which reserve credit is provided by LNL captive reinsurance subsidiaries and LNBAR and (ii) certain ceding companies of our legacy reinsurance business.

The credit facility contains or includes:

•

Customary terms and conditions, including covenants restricting our ability to incur liens, merge or consolidate with another entity where we are not the surviving entity and dispose of all or substantially all of our assets;

•

Financial covenants including maintenance of a minimum consolidated net worth (as defined in the facility) equal to the sum of $10.5 billion plus 50% of the aggregate net proceeds of equity issuances received by us in accordance with the terms of the credit facility; and a debt-to-capital ratio as defined in accordance with the credit facility not to exceed 0.35 to 1.00; and

•	Customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.

Upon an event of default, the credit facility provides that, among other things, the commitments may be terminated and the loans then outstanding may be declared due and payable.  As of December 31, 2018, we were in compliance with all such covenants.

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Our LOC facility agreements each contain customary terms and conditions, including early termination fees, covenants restricting the ability of the subsidiaries to incur liens, merge or consolidate with another entity and dispose of all or substantially all of their assets.  Upon an event of early termination, the agreements require the immediate payment of all or a portion of the present value of the future LOC fees that would have otherwise been paid.  Further, the agreements contain customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.  The events of default include payment defaults, covenant defaults, material inaccuracies in representations and warranties, bankruptcy and liquidation proceedings and other customary defaults.  Upon an event of default, the agreements provide that, among other things, obligations to issue, amend or increase the amount of any LOC shall be terminated and any obligations shall become immediately due and payable.  As of December 31, 2018, we were in compliance with all such covenants.

14.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisers and unclaimed property laws.

LNL and its affiliates are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2018.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL’s financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2018, we estimate the aggregate range of reasonably possible losses to be up to approximately $50 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Certain reinsurers have sought rate increases on certain yearly renewable term treaties.  We are disputing the requested rate increases under these treaties.  We have initiated and will initiate arbitration proceedings, as necessary, under these treaties in order to protect our contractual rights.  Additionally, reinsurers may initiate arbitration proceedings against us.  We believe it is unlikely the outcome of these disputes will have a material adverse effect on our financial condition.  For more information about reinsurance, see Note 9.

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Cost of Insurance Litigation

Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, filed in the U.S. District Court for the District of Connecticut, No. 3:16-cv-00827, is a putative class action that was served on LNL on June 8, 2016.  Plaintiff is the owner of a universal life insurance policy who alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who owned policies containing non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  On January 11, 2019, the court dismissed plaintiff’s complaint in its entirety.  On February 26, 2019, plaintiff filed a motion for leave to amend the complaint.

Hanks v. The Lincoln Life and Annuity Company of New York (“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  We are vigorously defending this matter.

EFG Bank AG, Cayman Branch, et al. v. The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:17-cv-02592, is a civil action filed on February 1, 2017.  Plaintiffs own Legend Series universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased cost of insurance rates beginning in 2016.  We are vigorously defending this matter.

In re: Lincoln National COI Litigation, pending in the U.S. District Court for the Eastern District of Pennsylvania, Master File No. 2:16-cv-06605-GJP, is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order dated March 20, 2017.  In addition to consolidating a number of existing matters, the order also covers any future cases filed in the same district related to the same subject matter.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2016.  Plaintiffs seek to represent classes of policyowners and seek damages on their behalf.  We are vigorously defending this matter.

In re: Lincoln National 2017 COI Rate Litigation, Master File No. 2:17-cv-04150 is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order of the court in March 2018.  Plaintiffs own universal life insurance policies originally issued by former Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2017.  Plaintiffs seek to represent classes of policyholders and seek damages on their behalf.  We are vigorously defending this matter.

TVPX ARS INC., as Securities Intermediary for Consolidated Wealth Management, LTD. v. The Lincoln National Life Insurance Company, filed in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-02989, is a putative class action that was filed on July 17, 2018.  Plaintiff alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who own policies issued by LNL or its predecessors containing non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  We are vigorously defending this matter.

LSH Co. and Wells Fargo Bank, National Association, as securities intermediary for LSH Co. v. Lincoln National Corporation and The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-05529, is a civil action filed on December 21, 2018.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased non-guaranteed cost of insurance rates in 2016 and 2017.  Because the majority of policies at issue experienced a rate change in 2016, we expect the case will be consolidated with the In re: Lincoln National COI Litigation and EFG Bank cases, discussed above.  We are vigorously defending this matter.

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Commitments

Operating Leases

We lease office space and certain equipment under various long-term lease agreements.  Rental expense on operating leases for the years ended December 31, 2018, 2017 and 2016, was $43 million, $36 million and $37 million, respectively.  Our future minimum lease payments (in millions) as of December 31, 2018, were as follows:

2019	$36
2020	36
2021	32
2022	27
2023	24
Thereafter	85
Total	$240

Capital Leases

In 2018 and 2017, we entered into sale-leaseback transactions on $88 million and $62 million, respectively, (net of amortization) of assets.  These transactions have been classified as other assets on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets’ remaining lives.  Total accumulated amortization of all capital leased assets under sale-leaseback transactions as of December 31, 2018 and 2017, was $282 million and $101 million, respectively.  Future minimum lease payments under capital leases (in millions) as of December 31, 2018, were as follows:

2019	$97
2020	58
2021	68
2022	67
2023	91
Thereafter	28
Total minimum lease payments	409
Less: Amount representing interest	45
Present value of minimum lease payments	$364

Vulnerability from Concentrations

As of December 31, 2018, we did not have a concentration of:  business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.  For information on our investment and reinsurance concentrations, see Notes 5 and 9, respectively.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity (“ALVA”) product offered in our Annuities segment is significant to this segment.  The ALVA product accounted for 11%, 14% and 21% of Annuities’ variable annuity product deposits in 2018, 2017 and 2016, respectively, and represented approximately 38%,  40% and 41% of the segment’s total variable annuity product account values as of December 31, 2018, 2017 and 2016, respectively.  In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance SeriesSM (“AFIS”) funds.  For the Annuities segment, AFIS funds accounted for  16%,  20% and 23% of variable annuity product deposits in 2018, 2017 and 2016, respectively, and represented 45%,  47% and 47% of the segment’s total variable annuity product account values as of December 31, 2018, 2017 and 2016, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(18) million and $(17) million as of December 31, 2018 and 2017, respectively.

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15.  Shares and Stockholder’s Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$3,283	$1,687	$934
Cumulative effect from adoption of new accounting standards	634	-	-
Unrealized holding gains (losses) arising during the year	(5,995)	2,872	1,549
Change in foreign currency exchange rate adjustment	(107)	134	(100)
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	1,748	(703)	(460)
Income tax benefit (expense)	923	(745)	(351)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(44)	(40)	(155)
Associated amortization of DAC, VOBA, DSI and DFEL	(19)	(19)	(22)
Income tax benefit (expense)	13	21	62
Balance as of end-of-year	$536	$3,283	$1,687
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$39	$22	$19
(Increases) attributable to:
Cumulative effect from adoption of new accounting standards	9	-	-
Gross OTTI recognized in OCI during the year	-	-	(53)
Change in DAC, VOBA, DSI and DFEL	-	-	12
Income tax benefit (expense)	-	-	14
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	(18)	34	51
Change in DAC, VOBA, DSI and DFEL	(5)	(7)	(7)
Income tax benefit (expense)	4	(10)	(15)
Balance as of end-of-year	$29	$39	$22
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$27	$93	$157
Cumulative effect from adoption of new accounting standard	6	-	-
Unrealized holding gains (losses) arising during the year	40	63	(175)
Change in foreign currency exchange rate adjustment	111	(137)	96
Change in DAC, VOBA, DSI and DFEL	(14)	1	2
Income tax benefit (expense)	(29)	26	27
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	31	31	24
Associated amortization of DAC, VOBA, DSI and DFEL	(3)	(2)	(2)
Income tax benefit (expense)	(6)	(10)	(8)
Balance as of end-of-year	$119	$27	$93
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(22)	$(20)	$(19)
Cumulative effect from adoption of new accounting standard	(5)	-	-
Adjustment arising during the year	3	(4)	(2)
Income tax benefit (expense)	(1)	2	1
Balance as of end-of-year	$(25)	$(22)	$(20)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(44)	$(40)	$(155)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(19)	(19)	(22)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(63)	(59)	(177)	operations before taxes
Income tax benefit (expense)	13	21	62	Federal income tax expense (benefit)
Reclassification, net of income tax	$(50)	$(38)	$(115)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$7	$5	$3	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	(1)	-	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	7	4	3	operations before taxes
Income tax benefit (expense)	(1)	(1)	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$6	$3	$3	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$4	$4	$5	Net investment income
Interest rate contracts	-	-	1	Total realized gain (loss)
Foreign currency contracts	27	18	11	Net investment income
Foreign currency contracts	-	9	7	Total realized gain (loss)
Total gross reclassifications	31	31	24
Associated amortization of DAC,
VOBA, DSI and DFEL	(3)	(2)	(2)	Commissions and other expenses
Reclassifications before income				Income (loss) from continuing
tax benefit (expense)	28	29	22	operations before taxes
Income tax benefit (expense)	(6)	(10)	(8)	Federal income tax expense (benefit)
Reclassifications, net of income tax	$22	$19	$14	Net income (loss)

16.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Commissions	$2,271	$1,998	$1,927
General and administrative expenses	1,910	1,715	1,623
Expenses associated with reserve financing and unrelated LOCs	64	57	40
DAC and VOBA deferrals and interest, net of amortization	(436)	(390)	(170)
Broker-dealer expenses	358	329	320
Specifically identifiable intangible asset amortization	9	4	4
Taxes, licenses and fees	322	254	261
Acquisition and integration costs related to mergers and acquisitions	85	-	-
Total	$4,583	$3,967	$4,005

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17.  Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which certain agents are participants.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  We comply with applicable minimum funding requirements and elected to contribute $8 million for the year ended December 31, 2018.  We do not expect to be required to make any contributions to these pension plans in 2019.  We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents.  Total net periodic cost (recovery) for these plans was $6 million, $5 million and $3 million during 2018, 2017 and 2016, respectively.  In 2019, we expect to make benefit payments of approximately $10 million for these plans.

Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2018	2017	2018	2017

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$107	$111	$8	$7
Projected benefit obligation	112	119	10	12
Funded status	$(5)	$(8)	$(2)	$(5)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$-	$-	$-	$-
Other liabilities	(5)	(8)	(2)	(5)
Net amount recognized	$(5)	$(8)	$(2)	$(5)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	4.50%	4.00%	4.50%	4.00%
Net periodic benefit cost:
Weighted-average discount rate	4.00%	4.50%	4.00%	4.50%
Expected return on plan assets	4.50%	4.75%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2018, and projected benefit obligation cash flows.  The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation.  We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans’ assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2018	2017

Fixed maturity securities:
Corporate bonds	$1	$1
U.S. government bonds	87	105
U.S. government mortgage-backed
securities	-	3
Cash and invested cash	19	2
Other investments	8	7
Total	$115	$118

See “Fair Value Measurement” in Note 1 for discussion on how we categorize our pension plans’ assets into the three-level fair value hierarchy.  See “Financial Instruments Carried at Fair Value” in Note 22 for a summary of our fair value measurement of our pension plans’ assets by the three-level fair value hierarchy.

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for certain employees and non-employee directors.  These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits.  We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired

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employees.  Our expense (benefit) for these plans was $(4) million, $7 million and $9 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986.  We also participate in defined contribution plans sponsored by LNC for eligible employees.  Our expense for these plans was $90 million, $85 million and $83 million, for the years ended December 31, 2018, 2017 and 2016, respectively.

Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents.  Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC.  The results of certain notional investment options within some of the plans are hedged by total return swaps.  Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options.  Participants of certain plans are able to select LNC stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  Our expense for these plans was $12 million, $27 million and $22 million for the years ended December 31, 2018, 2017 and 2016, respectively.  For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2018	2017
Total liabilities (1)	$487	$517
Investments dedicated to fund liabilities (2)	170	182

(1)	Reported in other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.

18.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various stock-based incentive compensation plans that provide for the issuance of stock options, performance shares, stock appreciation rights (“SARs”) and restricted stock units (“RSUs”).  LNC issues new shares to satisfy option exercises and vested performance shares and RSUs.

Total compensation expense (in millions) by award type for all of our stock-based incentive compensation plans was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Stock options	$5	$9	$9
Performance shares	14	12	10
SARs	(1)	2	3
RSUs	30	24	22
Total	$48	$47	$44

Recognized tax benefit	$10	$16	$15

19.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the insurance departments of our respective states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our respective states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

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Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, LLACB, Lincoln Reinsurance Company of South Carolina, LLANY, Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV, Lincoln Reinsurance Company of Vermont V, Lincoln Reinsurance Company of Vermont VI and Lincoln Reinsurance Company of Vermont VII.

	As of December 31,
	2018	2017
U.S. capital and surplus	$8,330	$8,074

	For the Years Ended December 31,
	2018	2017	2016
U.S. net gain (loss) from operations, after-tax	$686	$1,312	$1,088
U.S. net income (loss)	1,013	1,452	982
U.S. dividends to LNC holding company	910	954	950

Comparison of 2018 to 2017

Statutory net income (loss) decreased due primarily to lower dividends from affiliates, acquisition and integration costs incurred as part of our acquisition of LLACB, and unfavorable reserve strain on certain products.  See Note 3 for information regarding our acquisition.

Comparison of 2017 to 2016

Statutory net income (loss) increased due primarily to higher dividends from affiliates, higher realized gains on investments, and increased other revenue, partially offset by unfavorable reserve strain on certain products.

The states of domicile for LNL and LLANY, Indiana and New York, respectively, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method (“CARVM”) in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont reinsurance subsidiaries also have certain accounting practices permitted by the state of Vermont that differ from those found in NAIC SAP.  One permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation (“XXX”) additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2018 and 2017.  Another permitted practice involves the acquisition of an LLC note in exchange for a variable value surplus note that is recognized as an admitted asset and a form of surplus as of December 31, 2018.  Lastly, the state of Vermont has permitted a practice to account for certain excess of loss reinsurance treaties with unaffiliated reinsurers as an asset and form of surplus as of December 31, 2018.  These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of Actuarial Guideline 48 (“AG48”).

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2018	2017
State Prescribed Practices
Calculation of reserves using the Indiana universal life method	$36	$54
Conservative valuation rate on certain annuities	(55)	(50)
Vermont Subsidiaries Permitted Practices (1)
Lesser of LOC and XXX additional reserve as surplus	1,959	1,965
LLC notes and variable value surplus notes	1,634	1,585
Excess of loss reinsurance treaties	330	185

(1)	These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of AG48.

The New York State Department of Financial Services did not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees.  The change, which was effective as of December 31, 2013, impacted our New York-domiciled insurance subsidiary, LLANY.  Although LLANY discontinued the sale of these products in early 2013, the change affected those policies previously sold.  As a result, we phased in an increase in reserves over five years, from 2013 to 2017, resulting in a total increase of $450 million.

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The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2018, the Company’s RBC ratio was in excess of four times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the “Commissioner”), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the greater of 10% of the insurer’s contract holders’ surplus, as shown on its last annual statement on file with the Commissioner or the insurer’s statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL’s subsidiaries, LLANY, a New York-domiciled insurance company, and LLACB, a New Hampshire-domiciled company, are bound by similar restrictions, under the laws of New York and New Hampshire, respectively.  Under both New York and New Hampshire law, the applicable statutory limitation on dividends is equal to the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $800 million in 2019 without prior approval from the respective Commissioner of Insurance.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

61

20.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2018		As of December 31, 2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$92,787	$92,787	$93,340	$93,340
Equity securities	-	-	246	246
Trading securities	1,869	1,869	1,533	1,533
Equity securities	99	99	-	-
Mortgage loans on real estate	13,190	13,020	10,662	10,773
Derivative investments (1)	1,081	1,081	845	845
Other investments	1,951	1,951	2,006	2,006
Cash and invested cash	1,848	1,848	947	947
Reinsurance related embedded derivatives	188	188	-	-
Other assets:
GLB direct embedded derivatives	123	123	903	903
GLB ceded embedded derivatives	72	72	51	51
Indexed annuity ceded embedded derivatives	902	902	11	11
Separate account assets	132,833	132,833	144,219	144,219

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(1,305)	(1,305)	(1,418)	(1,418)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(542)	(542)	(592)	(592)
Account values of certain investment contracts	(34,500)	(36,321)	(32,332)	(36,161)
Short-term debt	(288)	(288)	(10)	(10)
Long-term debt	(2,401)	(2,519)	(2,374)	(2,677)
Reinsurance related embedded derivatives	-	-	(51)	(51)
Other liabilities:
Derivative liabilities (1)	(226)	(226)	(455)	(455)
GLB ceded embedded derivatives	(196)	(196)	(954)	(954)

Benefit Plans’ Assets (2)	115	115	118	118

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for information regarding our benefit plans.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

62

Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  Other investments also includes FHLB stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our LPs, other privately held investments and FHLB stock are classified as Level 3 within the fair value hierarchy.  The remaining assets in other investments include cash collateral receivables and securities that are not LPs or other privately held investments. The inputs used to measure the fair value of these assets are classified as Level 1 within the fair value hierarchy.

Separate Account Assets

Separate account assets are primarily carried at fair value.  A portion of our separate account assets includes LPs, which are accounted for using the equity method of accounting.  The carrying value is based on our proportional share of the net assets of the LPs and approximates fair value. The inputs used to measure the fair value of the separate account asset LPs are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2018 and 2017, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is based on quoted market prices.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 or 2017, and we noted no changes in our valuation methodologies between these periods.

63

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2018
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$73,897	$5,652	$79,549
ABS	-	919	29	948
U.S. government bonds	368	18	-	386
Foreign government bonds	-	335	109	444
RMBS	-	3,157	7	3,164
CMBS	-	801	2	803
CLOs	-	1,625	105	1,730
State and municipal bonds	-	5,184	-	5,184
Hybrid and redeemable preferred securities	66	438	75	579
Trading securities	43	1,759	67	1,869
Equity securities	16	58	25	99
Derivative investments (1)	-	636	704	1,340
Cash and invested cash	-	1,848	-	1,848
Reinsurance related embedded derivatives	-	188	-	188
Other assets:
GLB direct embedded derivatives	-	-	123	123
GLB ceded embedded derivatives	-	-	72	72
Indexed annuity ceded embedded derivatives	-	-	902	902
Separate account assets	665	132,135	-	132,800
Total assets	$1,158	$222,998	$7,872	$232,028

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,305)	$(1,305)
Other liabilities:
Derivative liabilities (1)	-	(314)	(171)	(485)
GLB ceded embedded derivatives	-	-	(196)	(196)
Total liabilities	$-	$(314)	$(1,672)	$(1,986)

Benefit Plans’ Assets	$-	$115	$-	$115

64

	As of December 31, 2017
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$75,810	$5,350	$81,160
ABS	-	927	26	953
U.S. government bonds	522	6	5	533
Foreign government bonds	-	336	110	446
RMBS	-	3,246	12	3,258
CMBS	-	593	6	599
CLOs	-	717	91	808
State and municipal bonds	-	4,959	-	4,959
Hybrid and redeemable preferred securities	70	478	76	624
Equity AFS securities	28	57	161	246
Trading securities	73	1,411	49	1,533
Derivative investments (1)	-	740	603	1,343
Cash and invested cash	-	947	-	947
Other assets:
GLB direct embedded derivatives	-	-	903	903
GLB ceded embedded derivatives	-	-	51	51
Indexed annuity ceded embedded derivatives	-	-	11	11
Separate account assets	814	143,405	-	144,219
Total assets	$1,507	$233,632	$7,454	$242,593

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,418)	$(1,418)
Reinsurance related embedded derivatives	-	(51)	-	(51)
Other liabilities:
Derivative liabilities (1)	-	(380)	(573)	(953)
GLB ceded embedded derivatives	-	-	(954)	(954)
Total liabilities	$-	$(431)	$(2,945)	$(3,376)

Benefit Plans’ Assets	$-	$118	$-	$118

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2018
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net (2)	Net (3)(4)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$5,350	$10	$(198)	$542	$(52)	$5,652
ABS	26	-	-	5	(2)	29
U.S. government bonds	5	-	-	(5)	-	-
Foreign government bonds	110	-	(1)	-	-	109
RMBS	12	-	-	7	(12)	7
CMBS	6	-	-	35	(39)	2
CLOs	91	-	-	218	(204)	105
Hybrid and redeemable
preferred securities	76	-	(1)	-	-	75
Equity AFS securities	161	-	-	-	(161)	-
Trading securities	49	(5)	-	30	(7)	67
Equity securities	-	(1)	-	-	26	25
Derivative investments	30	168	(74)	409	-	533
Other assets: (6)
GLB direct embedded derivatives	903	(780)	-	-	-	123
GLB ceded embedded derivatives	51	21	-	-	-	72
Indexed annuity ceded embedded derivatives	11	(117)	-	1,008	-	902
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,418)	198	-	(85)	-	(1,305)
Other liabilities – GLB ceded embedded
derivatives (6)	(954)	758	-	-	-	(196)
Total, net	$4,509	$252	$(274)	$2,164	$(451)	$6,200

66

	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (3)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$4,809	$17	$199	$(45)	$370	$5,350
ABS	33	-	-	-	(7)	26
U.S. government bonds	-	-	-	-	5	5
Foreign government bonds	111	-	(1)	-	-	110
RMBS	3	-	-	19	(10)	12
CMBS	7	-	1	54	(56)	6
CLOs	68	-	-	124	(101)	91
State and municipal bonds	-	(1)	-	-	1	-
Hybrid and redeemable
preferred securities	76	-	14	-	(14)	76
Equity AFS securities	177	1	(3)	(13)	(1)	161
Trading securities	65	3	8	(26)	(1)	49
Derivative investments	(93)	(27)	127	23	-	30
Other assets: (6)
GLB direct embedded derivatives	-	903	-	-	-	903
GLB ceded embedded derivatives	371	(320)	-	-	-	51
Indexed annuity ceded embedded derivatives	-	-	-	11	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,139)	(400)	-	121	-	(1,418)
Other liabilities: (6)
GLB direct embedded derivatives	(371)	371	-	-	-	-
GLB ceded embedded derivatives	-	(954)	-	-	-	(954)
Total, net	$4,117	$(407)	$345	$268	$186	$4,509

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	For the Year Ended December 31, 2016
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (3)	Value
Investments: (5)
Fixed maturity AFS securities:
Corporate bonds	$4,273	$4	$(29)	$159	$402	$4,809
ABS	45	-	(1)	14	(25)	33
U.S. government bonds	-	-	-	(2)	2	-
Foreign government bonds	111	-	-	-	-	111
RMBS	1	-	-	54	(52)	3
CMBS	10	2	(1)	27	(31)	7
CLOs	551	-	-	138	(621)	68
Hybrid and redeemable
preferred securities	94	-	(3)	(15)	-	76
Equity AFS securities	164	5	(4)	12	-	177
Trading securities	73	3	-	6	(17)	65
Derivative investments	555	(483)	(1)	(164)	-	(93)
Other assets – GLB ceded
embedded derivatives (6)	952	(581)	-	-	-	371
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (6)	(1,100)	(120)	-	81	-	(1,139)
VIEs’ liabilities – derivative instruments (7)	(4)	4	-	-	-	-
Other liabilities:
Credit default swaps (7)	(9)	(6)	-	15	-	-
GLB direct embedded derivatives (6)	(952)	581	-	-	-	(371)
Total, net	$4,764	$(591)	$(39)	$325	$(342)	$4,117

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2)	Issuances, sales, maturities, settlements, calls, net, include financial instruments acquired from Liberty Life as follows: corporate bonds of $67 million and ABS of $17 million.
(3)

Transfers into or out of Level 3 for AFS and trading securities are reported at amortized cost as of the beginning-of-year.  For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in the prior years.

(4)	Transfers into or out of Level 3 for FHLB stock between equity securities and other investments are displayed at cost on our Consolidated Balance Sheets.
(5)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(6)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(7)	The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2018
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,068	$(171)	$(3)	$(275)	$(77)	$542
ABS	22	(17)	-	-	-	5
U.S. government bonds	-	(5)	-	-	-	(5)
RMBS	7	-	-	-	-	7
CMBS	39	-	-	(4)	-	35
CLOs	218	-	-	-	-	218
Trading securities	54	(24)	-	-	-	30
Equity securities	1	(1)	-	-	-	-
Derivative investments	365	465	(421)	-	-	409
Other assets – indexed annuity ceded
embedded derivatives	1,030	-	-	(22)	-	1,008
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(284)	-	-	199	-	(85)
Total, net	$2,520	$247	$(424)	$(102)	$(77)	$2,164

	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$850	$(448)	$(98)	$(205)	$(144)	$(45)
RMBS	19	-	-	-	-	19
CMBS	55	-	-	(1)	-	54
CLOs	124	-	-	-	-	124
Equity AFS securities	18	(31)	-	-	-	(13)
Trading securities	2	(27)	-	(1)	-	(26)
Derivative investments	197	233	(407)	-	-	23
Other assets – indexed annuity ceded
embedded derivatives	11	-	-	-	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(71)	-	-	192	-	121
Total, net	$1,205	$(273)	$(505)	$(15)	$(144)	$268

69

	For the Year Ended December 31, 2016
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$560	$(62)	$(23)	$(176)	$(140)	$159
ABS	15	-	-	(1)	-	14
U.S. government bonds	-	-	-	(2)	-	(2)
RMBS	54	-	-	-	-	54
CMBS	31	(1)	-	(3)	-	27
CLOs	140	-	-	(2)	-	138
Hybrid and redeemable preferred
securities	-	(15)	-	-	-	(15)
Equity AFS securities	18	(6)	-	-	-	12
Trading securities	7	-	-	(1)	-	6
Derivative investments	176	(169)	(171)	-	-	(164)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(70)	-	-	151	-	81
Other liabilities – credit default swaps	-	15	-	-	-	15
Total, net	$931	$(238)	$(194)	$(34)	$(140)	$325

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Derivative investments	$90	$(266)	$(432)
Embedded derivatives:
Indexed annuity and IUL contracts	(38)	(14)	(16)
Other assets – GLB direct and ceded	(75)	1,904	1,122
Other liabilities – GLB direct and ceded	75	(1,904)	(1,122)
VIEs’ liabilities – derivative instruments	-	-	4
Total, net (1)	$52	$(280)	$(444)

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2018
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$78	$(130)	$(52)
ABS	-	(2)	(2)
RMBS	-	(12)	(12)
CMBS	1	(40)	(39)
CLOs	-	(204)	(204)
Equity AFS securities	-	(161)	(161)
Trading securities	-	(7)	(7)
Equity securities	26	-	26
Total, net	$105	$(556)	$(451)

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	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$458	$(88)	$370
ABS	14	(21)	(7)
U.S. government bonds	5	-	5
RMBS	-	(10)	(10)
CMBS	3	(59)	(56)
CLOs	30	(131)	(101)
State and municipal bonds	2	(1)	1
Hybrid and redeemable preferred securities	-	(14)	(14)
Equity AFS securities	-	(1)	(1)
Trading securities	4	(5)	(1)
Total, net	$516	$(330)	$186

	For the Year Ended December 31, 2016
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$605	$(203)	$402
ABS	3	(28)	(25)
U.S. government bonds	9	(7)	2
RMBS	2	(54)	(52)
CMBS	-	(31)	(31)
CLOs	-	(621)	(621)
Trading securities	1	(18)	(17)
Total, net	$620	$(962)	$(342)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2018, 2017 and 2016, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.  In 2018, transfers into or out of Level 3 also include FHLB stock between equity securities and other investments at cost on our Consolidated Balance Sheets.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2018, 2017 and 2016, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

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The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2018:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$2,456	Discounted cash flow	Liquidity/duration adjustment (1)	0.6%	-	28.6%
ABS	23	Discounted cash flow	Liquidity/duration adjustment (1)	2.9%	-	2.9%
Foreign government bonds	77	Discounted cash flow	Liquidity/duration adjustment (1)	1.3%	-	1.3%
Hybrid and redeemable
preferred securities	4	Discounted cash flow	Liquidity/duration adjustment (1)	1.6%	-	1.6%
Equity securities	20	Discounted cash flow	Liquidity/duration adjustment (1)	4.5%	-	5.4%
Other assets:
GLB direct and ceded
embedded derivatives	195	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.03%	-	0.41%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

Indexed annuity ceded
embedded derivatives	902	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	$(1,305)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB ceded
embedded derivatives	(196)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.03%	-	0.41%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%
(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

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From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

21.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  As discussed in Note 3, we completed the acquisition of Liberty Life during the second quarter of 2018.  Related results are included within the Group Protection segment.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, including short and long-disability, absence management services, term life, dental, vision and accident and critical illness benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; debt costs; strategic digitization expense; and other corporate investments.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
▪	GLB rider fees ceded to LNBAR;
▪	The net valuation premium of the GLB attributed rider fees;

73

▪

Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value; and

▪	Changes in the fair value of equity securities;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rates of 21% and 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our segment measures of performance to the GAAP measures presented in our consolidated results of operations.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Revenues
Operating revenues:
Annuities	$4,025	$4,034	$3,710
Retirement Plan Services	1,164	1,152	1,092
Life Insurance	6,489	6,128	5,798
Group Protection	3,756	2,200	2,129
Other Operations	209	263	301
Excluded realized gain (loss), pre-tax	(285)	(630)	(690)
Amortization of deferred gain arising from reserve changes
on business sold through reinsurance, pre-tax	-	1	3
Total revenues	$15,358	$13,148	$12,343

	For the Years Ended December 31,
	2018	2017	2016
Net Income (Loss)
Income (loss) from operations:
Annuities	$1,122	$1,072	$971
Retirement Plan Services	160	142	121
Life Insurance	530	522	464
Group Protection	186	103	65
Other Operations	(130)	(30)	-
Excluded realized gain (loss), after-tax	(225)	(409)	(450)
Gain (loss) on early extinguishment of debt, after-tax	-	(3)	-
Income (loss) from reserve changes (net of related amortization)
on business sold through reinsurance, after-tax	-	-	2
Net impact from the Tax Cuts and Jobs Act	(3)	1,526	-
Impairment of intangibles, after-tax	-	(905)	-
Acquisition and integration costs related to mergers and acquisitions, after-tax	(67)	-	-
Net income (loss)	$1,573	$2,018	$1,173

74

	For the Years Ended December 31,
	2018	2017	2016
Net Investment Income
Annuities	$947	$982	$983
Retirement Plan Services	892	893	855
Life Insurance	2,546	2,496	2,403
Group Protection	259	167	176
Other Operations	200	222	214
Total net investment income	$4,844	$4,760	$4,631

	For the Years Ended December 31,
	2018	2017	2016
Amortization of DAC and VOBA, Net of Interest
Annuities	$347	$402	$310
Retirement Plan Services	27	26	27
Life Insurance	701	455	709
Group Protection	92	79	126
Total amortization of DAC and VOBA, net of interest	$1,167	$962	$1,172

	For the Years Ended December 31,
	2018	2017	2016
Federal Income Tax Expense (Benefit)
Annuities	$187	$198	$261
Retirement Plan Services	28	50	43
Life Insurance	116	236	210
Group Protection	50	55	35
Other Operations	(48)	(78)	(42)
Excluded realized gain (loss)	(61)	(220)	(241)
Gain (loss) on early extinguishment of debt	-	(2)	-
Reserve changes (net of related amortization)
on business sold through reinsurance	-	-	1
Net impact from the Tax Cuts and Jobs Act	3	(1,526)	-
Acquisition and integration costs related to
mergers and acquisitions	(18)
Total federal income tax expense (benefit)	$257	$(1,287)	$267

	As of December 31,
	2018	2017
Assets
Annuities	$145,462	$144,035
Retirement Plan Services	35,742	37,077
Life Insurance	82,153	81,565
Group Protection	8,495	4,033
Other Operations	27,293	15,162
Total assets	$299,145	$281,872

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Revenue from Contracts with Customers

As discussed in Note 2, we adopted ASU 2014-09, Revenue from Contracts with Customers, as of January 1, 2018, that applies primarily to commissions and advisory fees earned by our broker dealer operation.  The following table illustrates the revenue recognized from contracts with customers reported within fee income and other revenues on our Consolidated Statements of Comprehensive Income (Loss) and timing of revenue recognition by segment (in millions):

	For the Year Ended December 31, 2018
		Retirement
		Plan	Life	Group	Other
	Annuities	Services	Insurance	Protection	Operations	Total
Revenue from Contracts with Customers
Fee income	$534	$167	$22	$-	$-	$723
Other revenues	372	17	10	114	-	513
Total revenue from contracts
with customers	$906	$184	$32	$114	$-	$1,236

Timing of Revenue Recognition
Satisfaction of performance obligation:
Transferred at a point in time	$24	$5	$7	$-	$-	$36
Transferred over time	882	179	25	114	-	1,200
Total revenue from contracts
with customers	$906	$184	$32	$114	$-	$1,236

Revenue recognized from contracts with customers included in fee income consists primarily of wholesaling-related 12b-1 fees and net investment advisory fees.  The 12b-1 fees are received from separate account fund sponsors as compensation for servicing the underlying mutual funds.  The net investment advisory fees are related to asset management of certain separate account funds.  Such revenues are recorded based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers, and on a contractual percentage of the customer’s managed assets over the period advisory services are provided, respectively.

Revenue recognized from contracts with customers included in other revenues primarily relates to our retail sales network and consists of commission revenue for the sale of non-affiliated securities recorded on a trade-date basis and advisory fee income.  Advisory fee income is asset-based revenues recorded as earned based on a contractual percentage of customer account values.  Other revenues earned by our Group Protection segment consist of fees from administrative services performed, which are recognized as performance obligations are met over the terms of the underlying agreements.

22.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Interest paid	$154	$123	$91
Income taxes paid (received)	192	215	121
Significant non-cash investing and financing transactions:
Acquisition of note receivable from affiliate	31	74	42
Investments received in financing transactions	263	-	-
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	58	109	124
Carrying value of liability	(58)	(109)	(124)
Net asset (liability) from exchange	$-	$-	$-

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23.  Quarterly Results of Operations (Unaudited)

The unaudited quarterly results of operations (in millions) were as follows:

	For the Three Months Ended
	March 31,	June 30,	September 30,	December 31, (1)
2018
Total revenues	$3,404	$3,852	$4,039	$4,063
Total expenses	2,921	3,357	3,619	3,631
Net income (loss)	407	420	378	368

2017
Total revenues	$3,229	$3,237	$3,269	$3,413
Total expenses	2,881	2,840	2,809	3,887
Net income (loss)	349	321	385	963

(1)Fourth quarter 2017 results include a goodwill impairment charge and the impacts of remeasuring our existing deferred tax balances for the impact of the Tax Act as disclosed elsewhere herein.

77

24.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

	As of December 31,
	2018	2017
Assets with affiliates:
Inter-company notes	$1,512	$1,444	Fixed maturity AFS securities
Limited partnerships	-	(66)	Other investments
Ceded reinsurance contracts	(188)	(188)	Deferred acquisition costs and value of
			business acquired
Accrued inter-company interest receivable	11	8	Accrued investment income
Ceded reinsurance contracts	2,574	2,152	Reinsurance recoverables
Ceded reinsurance contracts	191	8	Reinsurance related embedded derivatives
Ceded reinsurance contracts	235	244	Other assets
Cash management agreement	112	441	Other assets
Service agreement receivable	5	15	Other assets

Liabilities with affiliates:
Assumed reinsurance contracts	29	32	Future contract benefits
Assumed reinsurance contracts	400	400	Other contract holder funds
Ceded reinsurance contracts	(46)	(47)	Other contract holder funds
Inter-company short-term debt	288	10	Short-term debt
Inter-company long-term debt	2,401	2,374	Long-term debt
Ceded reinsurance contracts	3,120	2,587	Funds withheld reinsurance liabilities
Ceded reinsurance contracts	325	1,023	Other liabilities
Accrued inter-company interest payable	13	29	Other liabilities
Service agreement payable	56	8	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2018	2017	2016
Revenues with affiliates:
Premiums received on assumed (paid on ceded)	$(404)	$(393)	$(389)	Insurance premiums
reinsurance contracts
Fees for management of general account	(106)	(100)	(117)	Net investment income
Net investment income on ceded funds withheld treaties	(123)	(84)	(69)	Net investment income
Net investment income on inter-company notes	49	42	38	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	709	(1,055)	(516)	Realized gain (loss)
Other gains (losses)	237	(150)	(93)	Realized gain (loss)
Reinsurance related settlements	(1,189)	951	488	Realized gain (loss)
Amortization of deferred gain on reinsurance contracts	(5)	(5)	(5)	Amortization of deferred gain
				on business sold through
				reinsurance
Benefits and expenses with affiliates:
Interest credited on assumed reinsurance contracts	57	67	61	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(610)	(299)	(424)	Benefits
Ceded reinsurance contracts	(8)	(12)	(14)	Commissions and other
				expenses
Service agreement payments	3	3	76	Commissions and other
				expenses
Interest expense on inter-company debt	126	120	111	Interest and debt expense

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Inter-Company Notes

LNC issues inter-company notes to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of December 31, 2018.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

As discussed in Note 9, we cede insurance contracts to LNBAR.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 6, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $1.2 billion and $610 million as of December 31, 2018 and 2017, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

79

Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$27,892,222	$—	$27,892,222	$15,647	$3,638	$27,872,937
AB VPS International Value Portfolio - Class B	916	—	916	—	—	916
AB VPS Large Cap Growth Portfolio - Class B	8,457,352	—	8,457,352	1,386	1,133	8,454,833
AB VPS Small/Mid Cap Value Portfolio - Class A	636,249	—	636,249	20	25	636,204
AB VPS Small/Mid Cap Value Portfolio - Class B	173,099,230	887,869	173,987,099	—	22,806	173,964,293
ALPS/Alerian Energy Infrastructure Portfolio - Class I	342,455	—	342,455	—	10	342,445
ALPS/Alerian Energy Infrastructure Portfolio - Class III	4,262,776	—	4,262,776	2	371	4,262,403
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	117,670	—	117,670	—	5	117,665
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	10,116,854	3,071	10,119,925	—	1,032	10,118,893
ALPS/Stadion Core ETF Portfolio - Class I	281,989	—	281,989	—	17	281,972
ALPS/Stadion Core ETF Portfolio - Class III	13,884,165	—	13,884,165	26,434	1,884	13,855,847
ALPS/Stadion Tactical Growth Portfolio - Class III	4,799,850	—	4,799,850	220	465	4,799,165
American Century VP Balanced Fund - Class I	211,899	—	211,899	—	14	211,885
American Century VP Balanced Fund - Class II	68,551,921	1,876	68,553,797	—	8,623	68,545,174
American Century VP Inflation Protection Fund - Class II	22,885	—	22,885	—	4	22,881
American Century VP Large Company Value Fund - Class I	1,037,085	—	1,037,085	11	49	1,037,025
American Century VP Large Company Value Fund - Class II	14,341,366	48,282	14,389,648	—	1,855	14,387,793
American Funds Asset Allocation Fund - Class 1	17,155,624	—	17,155,624	—	801	17,154,823
American Funds Asset Allocation Fund - Class 1A	6,858,675	—	6,858,675	1,706	280	6,856,689
American Funds Asset Allocation Fund - Class 4	135,352,808	—	135,352,808	505,003	13,504	134,834,301
American Funds Blue Chip Income and Growth Fund - Class 1	3,579,277	658	3,579,935	—	240	3,579,695
American Funds Blue Chip Income and Growth Fund - Class 1A	3,151,479	—	3,151,479	145	142	3,151,192
American Funds Blue Chip Income and Growth Fund - Class 4	31,867,065	55,190	31,922,255	—	2,989	31,919,266
American Funds Bond Fund - Class 1	6,385,502	—	6,385,502	32,064	409	6,353,029
American Funds Bond Fund - Class 1A	3,223,241	—	3,223,241	465	172	3,222,604
American Funds Capital Income Builder® - Class 1	1,021,415	—	1,021,415	470	39	1,020,906
American Funds Capital Income Builder® - Class 1A	2,618,116	57,887	2,676,003	—	91	2,675,912
American Funds Capital Income Builder® - Class 4	38,009,767	56,936	38,066,703	—	3,827	38,062,876
American Funds Global Balanced Fund - Class 1	518,519	—	518,519	—	27	518,492
American Funds Global Balanced Fund - Class 1A	1,958,694	—	1,958,694	34	84	1,958,576
American Funds Global Bond Fund - Class 1	2,841,120	—	2,841,120	9,455	205	2,831,460

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds Global Bond Fund - Class 1A	$390,319	$—	$390,319	$58	$16	$390,245
American Funds Global Growth and Income Fund - Class 1	1,303,401	637	1,304,038	—	100	1,303,938
American Funds Global Growth and Income Fund - Class 1A	916,063	—	916,063	7	38	916,018
American Funds Global Growth Fund - Class 1	1,947,543	—	1,947,543	4	113	1,947,426
American Funds Global Growth Fund - Class 1A	4,609,006	—	4,609,006	33,342	206	4,575,458
American Funds Global Growth Fund - Class 2	254,818,781	178,278	254,997,059	—	32,045	254,965,014
American Funds Global Growth Fund - Class 4	44,494,973	29,351	44,524,324	—	3,893	44,520,431
American Funds Global Small Capitalization Fund - Class 1	1,247,054	—	1,247,054	8	78	1,246,968
American Funds Global Small Capitalization Fund - Class 1A	342,253	—	342,253	32	13	342,208
American Funds Global Small Capitalization Fund - Class 2	329,498,738	461,745	329,960,483	—	33,758	329,926,725
American Funds Global Small Capitalization Fund - Class 4	12,535,790	1,166	12,536,956	—	1,161	12,535,795
American Funds Growth Fund - Class 1	9,557,746	13,656	9,571,402	—	584	9,570,818
American Funds Growth Fund - Class 1A	9,839,359	—	9,839,359	36,763	421	9,802,175
American Funds Growth Fund - Class 2	1,266,962,849	704,091	1,267,666,940	—	170,242	1,267,496,698
American Funds Growth Fund - Class 4	124,250,850	82,896	124,333,746	—	11,760	124,321,986
American Funds Growth-Income Fund - Class 1	5,964,501	7,454	5,971,955	—	365	5,971,590
American Funds Growth-Income Fund - Class 1A	6,713,676	7,949	6,721,625	—	292	6,721,333
American Funds Growth-Income Fund - Class 2	1,659,274,322	775,256	1,660,049,578	—	196,642	1,659,852,936
American Funds Growth-Income Fund - Class 4	92,416,120	141,347	92,557,467	—	8,781	92,548,686
American Funds High-Income Bond Fund - Class 1	1,666,803	—	1,666,803	2,550	108	1,664,145
American Funds High-Income Bond Fund - Class 1A	634,045	—	634,045	—	50	633,995
American Funds International Fund - Class 1	5,430,392	5,561	5,435,953	—	316	5,435,637
American Funds International Fund - Class 1A	4,910,316	15,322	4,925,638	—	178	4,925,460
American Funds International Fund - Class 2	567,471,436	138,305	567,609,741	—	66,413	567,543,328
American Funds International Fund - Class 4	37,564,541	37,191	37,601,732	—	3,507	37,598,225
American Funds International Growth and Income Fund - Class 1	1,657,815	—	1,657,815	66	118	1,657,631
American Funds International Growth and Income Fund - Class 1A	429,114	—	429,114	44	21	429,049
American Funds Managed Risk Asset Allocation Fund - Class P1	1,595,978	—	1,595,978	—	130	1,595,848
American Funds Managed Risk Asset Allocation Fund - Class P2	119,377,408	11,937	119,389,345	—	14,548	119,374,797
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	368,546	—	368,546	—	32	368,514
American Funds Managed Risk Growth Fund - Class P1	455,838	—	455,838	8	33	455,797
American Funds Managed Risk Growth-Income Fund - Class P1	44,759	—	44,759	—	3	44,756

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds Managed Risk International Fund - Class P1	$269,074	$—	$269,074	$—	$26	$269,048
American Funds Mortgage Fund - Class 1	561,339	—	561,339	—	59	561,280
American Funds Mortgage Fund - Class 1A	728,888	—	728,888	—	27	728,861
American Funds Mortgage Fund - Class 4	5,282,991	37,484	5,320,475	—	556	5,319,919
American Funds New World Fund® - Class 1	3,894,062	1,026	3,895,088	—	228	3,894,860
American Funds New World Fund® - Class 1A	1,716,565	—	1,716,565	64	54	1,716,447
American Funds New World Fund® - Class 4	25,765,191	21,369	25,786,560	—	2,411	25,784,149
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	170,277	—	170,277	1,534	12	168,731
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,500,556	—	1,500,556	45	89	1,500,422
BlackRock Global Allocation V.I. Fund - Class I	3,497,625	—	3,497,625	277	151	3,497,197
BlackRock Global Allocation V.I. Fund - Class III	961,107,557	—	961,107,557	420,250	130,770	960,556,537
ClearBridge Variable Aggressive Growth Portfolio - Class I	277,875	—	277,875	—	9	277,866
ClearBridge Variable Aggressive Growth Portfolio - Class II	19,992,101	4,096	19,996,197	—	1,897	19,994,300
ClearBridge Variable Large Cap Growth Portfolio - Class I	1,549,565	—	1,549,565	130	71	1,549,364
ClearBridge Variable Large Cap Growth Portfolio - Class II	59,977,781	256,559	60,234,340	—	7,840	60,226,500
ClearBridge Variable Mid Cap Portfolio - Class I	489,661	—	489,661	48	21	489,592
ClearBridge Variable Mid Cap Portfolio - Class II	32,127,906	8,264	32,136,170	—	3,487	32,132,683
Columbia VP Commodity Strategy Fund - Class 1	196,356	—	196,356	14	6	196,336
Columbia VP Commodity Strategy Fund - Class 2	722,066	20	722,086	—	62	722,024
Columbia VP Emerging Markets Bond Fund - Class 1	283,212	25,439	308,651	—	8	308,643
Columbia VP Emerging Markets Bond Fund - Class 2	1,828,015	21	1,828,036	—	170	1,827,866
Columbia VP Strategic Income Fund - Class 1	773,012	—	773,012	—	25	772,987
Columbia VP Strategic Income Fund - Class 2	4,318,447	6,484	4,324,931	—	391	4,324,540
Delaware VIP® Diversified Income Series - Service Class	1,880,129,596	—	1,880,129,596	5,452,230	244,782	1,874,432,584
Delaware VIP® Diversified Income Series - Standard Class	11,354,237	—	11,354,237	4,873	618	11,348,746
Delaware VIP® Emerging Markets Series - Service Class	284,256,005	—	284,256,005	297,139	37,396	283,921,470
Delaware VIP® Emerging Markets Series - Standard Class	564,265	29,949	594,214	—	25	594,189
Delaware VIP® High Yield Series - Service Class	101,376,366	—	101,376,366	124,114	14,231	101,238,021
Delaware VIP® High Yield Series - Standard Class	2,231,681	—	2,231,681	578	264	2,230,839
Delaware VIP® International Value Equity Series - Standard Class	68,640	—	68,640	4	8	68,628
Delaware VIP® Limited-Term Diversified Income Series - Service Class	1,169,833,896	—	1,169,833,896	2,424,691	128,910	1,167,280,295

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	$2,052,279	$—	$2,052,279	$2,597	$169	$2,049,513
Delaware VIP® REIT Series - Service Class	126,061,457	103,086	126,164,543	—	16,364	126,148,179
Delaware VIP® REIT Series - Standard Class	2,988,880	19,908	3,008,788	—	285	3,008,503
Delaware VIP® Small Cap Value Series - Service Class	341,100,554	644,184	341,744,738	—	45,013	341,699,725
Delaware VIP® Small Cap Value Series - Standard Class	6,545,079	7	6,545,086	—	652	6,544,434
Delaware VIP® Smid Cap Core Series - Service Class	154,469,474	547,451	155,016,925	—	19,873	154,997,052
Delaware VIP® Smid Cap Core Series - Standard Class	5,996,855	—	5,996,855	—	652	5,996,203
Delaware VIP® U.S. Growth Series - Service Class	278,621,565	341,317	278,962,882	—	25,770	278,937,112
Delaware VIP® U.S. Growth Series - Standard Class	56,414	—	56,414	—	2	56,412
Delaware VIP® Value Series - Service Class	292,474,587	122,044	292,596,631	—	38,889	292,557,742
Delaware VIP® Value Series - Standard Class	6,719,779	—	6,719,779	631	754	6,718,394
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,424,873	—	1,424,873	872	98	1,423,903
DWS Alternative Asset Allocation VIP Portfolio - Class B	45,578,891	—	45,578,891	34,070	6,065	45,538,756
DWS Equity 500 Index VIP Portfolio - Class A	5,005,644	—	5,005,644	17,422	677	4,987,545
DWS Small Cap Index VIP Portfolio - Class A	2,668,369	16	2,668,385	—	353	2,668,032
Eaton Vance VT Floating-Rate Income Fund - ADV Class	3,840,378	—	3,840,378	68,914	123	3,771,341
Eaton Vance VT Floating-Rate Income Fund - Initial Class	23,528,966	20,720	23,549,686	—	2,326	23,547,360
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,302,939	30,518	2,333,457	—	80	2,333,377
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,002,323,005	1,733,034	1,004,056,039	—	131,183	1,003,924,856
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	487,031	—	487,031	—	39	486,992
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	13,082,727	—	13,082,727	11,030	1,667	13,070,030
Fidelity® VIP Growth Portfolio - Initial Class	4,965,787	—	4,965,787	47,379	501	4,917,907
Fidelity® VIP Growth Portfolio - Service Class 2	206,187,743	157,696	206,345,439	—	26,569	206,318,870
Fidelity® VIP Mid Cap Portfolio - Initial Class	1,537,776	—	1,537,776	44	56	1,537,676
Fidelity® VIP Mid Cap Portfolio - Service Class 2	481,168,204	1,295,995	482,464,199	—	61,979	482,402,220
Fidelity® VIP Strategic Income Portfolio - Initial Class	1,687,757	—	1,687,757	53	58	1,687,646
Fidelity® VIP Strategic Income Portfolio - Service Class 2	17,825,803	—	17,825,803	7,143	1,633	17,817,027
First Trust Dorsey Wright Tactical Core Portfolio - Class I	8,041,736	18,693	8,060,429	—	789	8,059,640
First Trust Dorsey Wright Tactical Core Portfolio - Class II	29,492	—	29,492	—	1	29,491
First Trust Multi Income Allocation Portfolio - Class I	5,934,600	—	5,934,600	194	605	5,933,801
First Trust Multi Income Allocation Portfolio - Class II	40,119	—	40,119	—	2	40,117

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$129,396,256	$139,114	$129,535,370	$—	$16,748	$129,518,622
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	51,739	—	51,739	18,780	3	32,956
Franklin Founding Funds Allocation VIP Fund - Class 1	38,474	—	38,474	96	1	38,377
Franklin Founding Funds Allocation VIP Fund - Class 4	7,303,901	1,674	7,305,575	—	764	7,304,811
Franklin Income VIP Fund - Class 1	207,846	—	207,846	—	7	207,839
Franklin Income VIP Fund - Class 2	472,215,688	—	472,215,688	196,919	59,150	471,959,619
Franklin Income VIP Fund - Class 4	70,770,994	6,492	70,777,486	—	7,930	70,769,556
Franklin Mutual Shares VIP Fund - Class 1	582,234	—	582,234	13	31	582,190
Franklin Mutual Shares VIP Fund - Class 2	590,825,704	687,340	591,513,044	—	58,338	591,454,706
Franklin Mutual Shares VIP Fund - Class 4	23,075,535	451,965	23,527,500	—	2,554	23,524,946
Franklin Rising Dividends VIP Fund - Class 1	601,400	—	601,400	151	19	601,230
Franklin Rising Dividends VIP Fund - Class 4	21,428,018	31,509	21,459,527	—	2,069	21,457,458
Franklin Small Cap Value VIP Fund - Class 1	373,533	—	373,533	—	12	373,521
Franklin Small Cap Value VIP Fund - Class 4	6,371,034	553	6,371,587	—	608	6,370,979
Franklin Small-Mid Cap Growth VIP Fund - Class 1	404,796	—	404,796	22,102	12	382,682
Franklin Small-Mid Cap Growth VIP Fund - Class 4	5,536,904	440	5,537,344	—	527	5,536,817
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	633,397	—	633,397	10	32	633,355
Goldman Sachs VIT Government Money Market Fund - Service Shares	23,299,541	1,665	23,301,206	—	1,840	23,299,366
Goldman Sachs VIT Large Cap Value Fund - Service Shares	126,704,940	150,234	126,855,174	—	10,066	126,845,108
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2,145,495	16,214	2,161,709	—	210	2,161,499
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	201,149	1,424	202,573	—	8	202,565
Guggenheim VT Long Short Equity	3,744,481	—	3,744,481	7,633	304	3,736,544
Guggenheim VT Multi-Hedge Strategies	4,710,609	—	4,710,609	1	431	4,710,177
Hartford Capital Appreciation HLS Fund - Class IA	58,476	—	58,476	—	2	58,474
Hartford Capital Appreciation HLS Fund - Class IC	10,462,967	3,310	10,466,277	—	1,096	10,465,181
Invesco V.I. American Franchise Fund - Series I Shares	2,136,708	—	2,136,708	2,415	249	2,134,044
Invesco V.I. American Franchise Fund - Series II Shares	1,328,552	—	1,328,552	—	186	1,328,366
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	657,245	—	657,245	5	21	657,219
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	11,800,680	—	11,800,680	2	1,209	11,799,469
Invesco V.I. Comstock Fund - Series I Shares	145,425	—	145,425	48	5	145,372
Invesco V.I. Comstock Fund - Series II Shares	6,209,517	668	6,210,185	—	510	6,209,675
Invesco V.I. Core Equity Fund - Series I Shares	5,005,520	—	5,005,520	3,162	597	5,001,761
Invesco V.I. Core Equity Fund - Series II Shares	1,170,358	—	1,170,358	14	153	1,170,191
Invesco V.I. Diversified Dividend Fund - Series I Shares	394,895	—	394,895	—	11	394,884

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Invesco V.I. Diversified Dividend Fund - Series II Shares	$17,126,592	$2,306	$17,128,898	$—	$1,638	$17,127,260
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	750,022	—	750,022	77	28	749,917
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	110,492,810	385,382	110,878,192	—	14,033	110,864,159
Invesco V.I. Equity and Income Fund - Series I Shares	39,998	—	39,998	—	1	39,997
Invesco V.I. Equity and Income Fund - Series II Shares	13,400,189	4,273	13,404,462	—	1,282	13,403,180
Invesco V.I. International Growth Fund - Series I Shares	1,841,478	—	1,841,478	4,223	204	1,837,051
Invesco V.I. International Growth Fund - Series II Shares	52,686,573	14,840	52,701,413	—	6,581	52,694,832
Ivy VIP Asset Strategy Portfolio - Class I	7,711	—	7,711	6	—	7,705
Ivy VIP Asset Strategy Portfolio - Class II	7,880,069	—	7,880,069	273	784	7,879,012
Ivy VIP Energy Portfolio - Class I	4,498	26,272	30,770	—	—	30,770
Ivy VIP Energy Portfolio - Class II	5,169,628	7,071	5,176,699	—	510	5,176,189
Ivy VIP High Income Portfolio - Class I	795,442	—	795,442	11	29	795,402
Ivy VIP High Income Portfolio - Class II	19,286,306	—	19,286,306	8,566	1,845	19,275,895
Ivy VIP Mid Cap Growth Portfolio - Class I	2,093,521	—	2,093,521	310	77	2,093,134
Ivy VIP Mid Cap Growth Portfolio - Class II	9,887,906	10,204	9,898,110	—	919	9,897,191
Ivy VIP Science and Technology Portfolio - Class I	301,160	—	301,160	13,707	9	287,444
Ivy VIP Science and Technology Portfolio - Class II	22,904,648	14,137	22,918,785	—	2,106	22,916,679
Ivy VIP Small Cap Growth Portfolio - Class I	160,857	—	160,857	2	5	160,850
Ivy VIP Small Cap Growth Portfolio - Class II	5,158,482	1,412	5,159,894	—	469	5,159,425
Janus Henderson Balanced Portfolio - Service Shares	12,823,337	—	12,823,337	1,555	1,718	12,820,064
Janus Henderson Enterprise Portfolio - Service Shares	6,072,635	—	6,072,635	99	820	6,071,716
Janus Henderson Global Research Portfolio - Service Shares	626,502	1	626,503	—	82	626,421
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	1,905,654	—	1,905,654	—	76	1,905,578
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	78,338,637	259,252	78,597,889	—	9,876	78,588,013
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	5,692,776	9	5,692,785	—	794	5,691,991
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	51,510	—	51,510	—	1	51,509
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	3,102,156	—	3,102,156	—	303	3,101,853
Lincoln iShares® Global Growth Allocation Fund - Standard Class	490,434	—	490,434	—	30	490,404
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	952,833	—	952,833	—	58	952,775
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	26,520,788	35,234	26,556,022	—	2,424	26,553,598
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	12,046,563	—	12,046,563	24,150	1,076	12,021,337

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	$12,454,713	$10,557	$12,465,270	$—	$971	$12,464,299
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	33,481,150	168,748	33,649,898	—	3,184	33,646,714
LVIP American Balanced Allocation Fund - Service Class	45,106,638	31,809	45,138,447	—	4,513	45,133,934
LVIP American Balanced Allocation Fund - Standard Class	6,675,059	—	6,675,059	810	394	6,673,855
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	343,355,022	682,984	344,038,006	—	44,455	343,993,551
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	28,212,147	—	28,212,147	5,249	3,462	28,203,436
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	414,331	—	414,331	—	29	414,302
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	72,486,429	14,060	72,500,489	—	8,729	72,491,760
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	383,239	—	383,239	—	23	383,216
LVIP American Global Growth Fund - Service Class II	215,341,509	396,970	215,738,479	—	29,062	215,709,417
LVIP American Global Small Capitalization Fund - Service Class II	64,716,792	198,848	64,915,640	—	8,407	64,907,233
LVIP American Growth Allocation Fund - Service Class	37,344,273	—	37,344,273	1,272	3,500	37,339,501
LVIP American Growth Allocation Fund - Standard Class	1,573,055	—	1,573,055	—	72	1,572,983
LVIP American Growth Fund - Service Class II	640,504,943	1,255,352	641,760,295	—	85,865	641,674,430
LVIP American Growth-Income Fund - Service Class II	563,093,898	1,153,521	564,247,419	—	74,115	564,173,304
LVIP American Income Allocation Fund - Standard Class	75,886	—	75,886	—	10	75,876
LVIP American International Fund - Service Class II	201,534,276	1,034,804	202,569,080	—	26,996	202,542,084
LVIP American Preservation Fund - Service Class	7,806,503	—	7,806,503	1,212	784	7,804,507
LVIP American Preservation Fund - Standard Class	186,977	—	186,977	—	17	186,960
LVIP Baron Growth Opportunities Fund - Service Class	190,074,916	363,037	190,437,953	—	25,536	190,412,417
LVIP Baron Growth Opportunities Fund - Standard Class	749,991	—	749,991	9	30	749,952
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	834,779,599	833,315	835,612,914	—	108,887	835,504,027
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	256,242	1,042	257,284	—	13	257,271
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	820,828,427	75,780	820,904,207	—	109,215	820,794,992
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	153,288	—	153,288	—	12	153,276
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	303,634,755	93,099	303,727,854	—	37,288	303,690,566
LVIP BlackRock Inflation Protected Bond Fund - Service Class	739,599,483	—	739,599,483	2,181,271	98,761	737,319,451

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	$3,884,202	$—	$3,884,202	$29,466	$184	$3,854,552
LVIP BlackRock Scientific Allocation Fund - Service Class	4,838,155	63,182	4,901,337	—	612	4,900,725
LVIP BlackRock Scientific Allocation Fund - Standard Class	18,975	—	18,975	—	2	18,973
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	300,513,557	125,561	300,639,118	—	38,643	300,600,475
LVIP Blended Core Equity Managed Volatility Fund - Service Class	278,638,482	341,426	278,979,908	—	36,453	278,943,455
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	63,553	—	63,553	—	5	63,548
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	679,484,047	1,088,135	680,572,182	—	87,022	680,485,160
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,098,611	—	2,098,611	82	354	2,098,175
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	556,772,083	671,335	557,443,418	—	72,283	557,371,135
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	82,618	—	82,618	—	6	82,612
LVIP Clarion Global Real Estate Fund - Service Class	86,913,630	—	86,913,630	65,484	11,160	86,836,986
LVIP Clarion Global Real Estate Fund - Standard Class	1,138,449	—	1,138,449	816	34	1,137,599
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	146,004,566	71,985	146,076,551	—	18,766	146,057,785
LVIP Delaware Bond Fund - Service Class	3,438,036,774	—	3,438,036,774	7,246,254	401,596	3,430,388,924
LVIP Delaware Bond Fund - Standard Class	66,581,823	—	66,581,823	40,715	9,166	66,531,942
LVIP Delaware Diversified Floating Rate Fund - Service Class	808,937,313	—	808,937,313	1,403,130	109,538	807,424,645
LVIP Delaware Diversified Floating Rate Fund - Standard Class	2,771,385	—	2,771,385	31,244	218	2,739,923
LVIP Delaware Social Awareness Fund - Service Class	52,957,483	39,884	52,997,367	—	6,737	52,990,630
LVIP Delaware Social Awareness Fund - Standard Class	6,039,229	—	6,039,229	104	791	6,038,334
LVIP Delaware Special Opportunities Fund - Service Class	78,216,409	142,919	78,359,328	—	10,173	78,349,155
LVIP Delaware Wealth Builder Fund - Service Class	13,334,955	—	13,334,955	55,262	1,866	13,277,827
LVIP Delaware Wealth Builder Fund - Standard Class	4,011,314	190	4,011,504	—	564	4,010,940
LVIP Dimensional International Core Equity Fund - Service Class	58,750,553	373,606	59,124,159	—	7,772	59,116,387
LVIP Dimensional International Core Equity Fund - Standard Class	8,374,745	—	8,374,745	1,626	394	8,372,725
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	427,609,685	645,006	428,254,691	—	54,837	428,199,854
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	1,400,556	820	1,401,376	—	79	1,401,297
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	107,978,412	574,734	108,553,146	—	14,642	108,538,504

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	$6,349,967	$11,066	$6,361,033	$—	$294	$6,360,739
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	50,995,459	341,665	51,337,124	—	6,894	51,330,230
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	7,428,181	—	7,428,181	2,356	374	7,425,451
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	709,847,964	917,876	710,765,840	—	91,145	710,674,695
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	2,271,950	760	2,272,710	—	123	2,272,587
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	622,196,880	—	622,196,880	1,050,866	81,245	621,064,769
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	16,218,118	—	16,218,118	9,547	784	16,207,787
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	372,077,066	712,610	372,789,676	—	50,216	372,739,460
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	104,458	—	104,458	—	7	104,451
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	816,294,843	831,374	817,126,217	—	106,127	817,020,090
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	38,594	—	38,594	—	1	38,593
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	12,012,038	14,116	12,026,154	—	1,520	12,024,634
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	31,887	—	31,887	—	1	31,886
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	273,190,004	110,250	273,300,254	—	35,931	273,264,323
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	10,575	162	10,737	—	1	10,736
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	3,043,057	60,377	3,103,434	—	354	3,103,080
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,000,544,904	—	1,000,544,904	569,039	135,833	999,840,032
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	211,028	—	211,028	—	11	211,017
LVIP Global Growth Allocation Managed Risk Fund - Service Class	7,582,223,742	—	7,582,223,742	879,194	899,269	7,580,445,279
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	7,246,599	—	7,246,599	—	538	7,246,061
LVIP Global Income Fund - Service Class	593,975,909	—	593,975,909	2,243,772	78,381	591,653,756
LVIP Global Income Fund - Standard Class	600,772	—	600,772	14	31	600,727
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	5,930,890,450	—	5,930,890,450	607,166	712,096	5,929,571,188
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	1,752,179	—	1,752,179	—	144	1,752,035
LVIP Goldman Sachs Income Builder Fund - Service Class	11,469,620	—	11,469,620	7,877	1,444	11,460,299
LVIP Goldman Sachs Income Builder Fund - Standard Class	520,776	—	520,776	61	15	520,700
See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Government Money Market Fund - Service Class	$261,994,547	$—	$261,994,547	$402,410	$32,467	$261,559,670
LVIP Government Money Market Fund - Standard Class	26,573,627	—	26,573,627	30,559	2,908	26,540,160
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	281,678,827	222,043	281,900,870	—	36,909	281,863,961
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	122,468,548	218,571	122,687,119	—	15,904	122,671,215
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	74,342	—	74,342	—	7	74,335
LVIP JPMorgan High Yield Fund - Service Class	172,159,383	—	172,159,383	37,836	19,718	172,101,829
LVIP JPMorgan High Yield Fund - Standard Class	997,658	—	997,658	26	36	997,596
LVIP JPMorgan Retirement Income Fund - Service Class	5,061,373	71,931	5,133,304	—	572	5,132,732
LVIP JPMorgan Retirement Income Fund - Standard Class	839,064	—	839,064	102	35	838,927
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	533,203,688	871,372	534,075,060	—	69,530	534,005,530
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	234,360	2,896	237,256	—	19	237,237
LVIP Loomis Sayles Global Growth Fund - Service Class	63,478	—	63,478	—	6	63,472
LVIP Loomis Sayles Global Growth Fund - Standard Class	10,514	—	10,514	9	—	10,505
LVIP MFS International Equity Managed Volatility Fund - Service Class	388,973,330	431,616	389,404,946	—	50,247	389,354,699
LVIP MFS International Growth Fund - Service Class	188,267,845	196,593	188,464,438	—	21,093	188,443,345
LVIP MFS International Growth Fund - Standard Class	480,084	—	480,084	—	14	480,070
LVIP MFS Value Fund - Service Class	839,793,849	774,277	840,568,126	—	84,925	840,483,201
LVIP MFS Value Fund - Standard Class	1,615,138	—	1,615,138	37	50	1,615,051
LVIP Mondrian International Value Fund - Service Class	240,903,775	—	240,903,775	32,346	27,573	240,843,856
LVIP Mondrian International Value Fund - Standard Class	9,234,288	—	9,234,288	318	1,273	9,232,697
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	53,418,785	238,041	53,656,826	—	6,960	53,649,866
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	31,893	—	31,893	—	1	31,892
LVIP PIMCO Low Duration Bond Fund - Service Class	477,856,438	—	477,856,438	210,037	62,078	477,584,323
LVIP PIMCO Low Duration Bond Fund - Standard Class	5,301,411	—	5,301,411	330	273	5,300,808
LVIP SSGA Bond Index Fund - Service Class	894,044,299	—	894,044,299	2,765,350	122,642	891,156,307
LVIP SSGA Bond Index Fund - Standard Class	5,298,075	—	5,298,075	2,166	330	5,295,579
LVIP SSGA Conservative Index Allocation Fund - Service Class	65,455,991	—	65,455,991	3,356	8,528	65,444,107
LVIP SSGA Conservative Index Allocation Fund - Standard Class	81,308	—	81,308	—	3	81,305
LVIP SSGA Conservative Structured Allocation Fund - Service Class	154,234,191	—	154,234,191	65,494	19,485	154,149,212

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	$975,295	$—	$975,295	$—	$34	$975,261
LVIP SSGA Developed International 150 Fund - Service Class	135,650,135	221,522	135,871,657	—	18,209	135,853,448
LVIP SSGA Developed International 150 Fund - Standard Class	602,895	—	602,895	—	32	602,863
LVIP SSGA Emerging Markets 100 Fund - Service Class	161,386,020	—	161,386,020	195,141	21,294	161,169,585
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,190,593	—	3,190,593	788	131	3,189,674
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	201,382	49	201,431	—	21	201,410
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	741,202,288	25,707	741,227,995	—	100,258	741,127,737
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	709,966	—	709,966	47	37	709,882
LVIP SSGA International Index Fund - Service Class	262,932,924	293,593	263,226,517	—	34,932	263,191,585
LVIP SSGA International Index Fund - Standard Class	4,186,058	919	4,186,977	—	271	4,186,706
LVIP SSGA International Managed Volatility Fund - Service Class	330,671,642	286,258	330,957,900	—	43,930	330,913,970
LVIP SSGA International Managed Volatility Fund - Standard Class	136,992	204	137,196	—	16	137,180
LVIP SSGA Large Cap 100 Fund - Service Class	287,059,980	631,820	287,691,800	—	38,860	287,652,940
LVIP SSGA Large Cap 100 Fund - Standard Class	2,871,233	1,185	2,872,418	—	214	2,872,204
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	493,268,320	533,692	493,802,012	—	63,078	493,738,934
LVIP SSGA Mid-Cap Index Fund - Service Class	62,059,340	179,453	62,238,793	—	7,674	62,231,119
LVIP SSGA Mid-Cap Index Fund - Standard Class	2,809,465	—	2,809,465	284	152	2,809,029
LVIP SSGA Moderate Index Allocation Fund - Service Class	214,182,252	427,458	214,609,710	—	27,883	214,581,827
LVIP SSGA Moderate Index Allocation Fund - Standard Class	990,394	—	990,394	—	41	990,353
LVIP SSGA Moderate Structured Allocation Fund - Service Class	672,459,112	—	672,459,112	125,976	88,417	672,244,719
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	847,533	—	847,533	—	25	847,508
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	195,985,681	165,169	196,150,850	—	25,123	196,125,727
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	2,381,137	—	2,381,137	—	101	2,381,036
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	386,043,435	8,034	386,051,469	—	50,883	386,000,586
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	2,041,554	—	2,041,554	—	103	2,041,451
LVIP SSGA S&P 500 Index Fund - Service Class	1,008,358,946	1,466,397	1,009,825,343	—	130,666	1,009,694,677
LVIP SSGA S&P 500 Index Fund - Standard Class	51,331,495	2,923	51,334,418	—	4,511	51,329,907
LVIP SSGA Short-Term Bond Index Fund - Service Class	43,508,254	51,842	43,560,096	—	5,505	43,554,591

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA Short-Term Bond Index Fund - Standard Class	$718,525	$—	$718,525	$157	$31	$718,337
LVIP SSGA Small-Cap Index Fund - Service Class	303,183,994	1,093,603	304,277,597	—	39,370	304,238,227
LVIP SSGA Small-Cap Index Fund - Standard Class	8,540,794	16,692	8,557,486	—	468	8,557,018
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	125,149,881	9,118	125,158,999	—	16,569	125,142,430
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	3,030,815	3,693	3,034,508	—	215	3,034,293
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	429,287,031	1,148,974	430,436,005	—	55,939	430,380,066
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	52,390	—	52,390	—	4	52,386
LVIP T. Rowe Price 2010 Fund - Service Class	5,119,912	—	5,119,912	77	657	5,119,178
LVIP T. Rowe Price 2020 Fund - Service Class	8,572,118	—	8,572,118	365	1,159	8,570,594
LVIP T. Rowe Price 2030 Fund - Service Class	4,101,442	358	4,101,800	—	583	4,101,217
LVIP T. Rowe Price 2040 Fund - Service Class	4,039,338	—	4,039,338	1,368	542	4,037,428
LVIP T. Rowe Price Growth Stock Fund - Service Class	296,536,715	321,073	296,857,788	—	37,133	296,820,655
LVIP T. Rowe Price Growth Stock Fund - Standard Class	2,237,446	144	2,237,590	—	87	2,237,503
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	179,193,751	498,681	179,692,432	—	23,097	179,669,335
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	2,968,693	—	2,968,693	391,949	407	2,576,337
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	1,514,354	83,272	1,597,626	—	181	1,597,445
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1,023,755,913	124,407	1,023,880,320	—	110,433	1,023,769,887
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	31,126	—	31,126	—	2	31,124
LVIP Vanguard Domestic Equity ETF Fund - Service Class	222,911,348	1,100,319	224,011,667	—	27,047	223,984,620
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	2,424,288	4,549	2,428,837	—	135	2,428,702
LVIP Vanguard International Equity ETF Fund - Service Class	157,298,769	595,263	157,894,032	—	19,797	157,874,235
LVIP Vanguard International Equity ETF Fund - Standard Class	6,528,503	8,654	6,537,157	—	327	6,536,830
LVIP Wellington Capital Growth Fund - Service Class	321,736,853	704,667	322,441,520	—	29,415	322,412,105
LVIP Wellington Capital Growth Fund - Standard Class	769,423	—	769,423	316	22	769,085
LVIP Wellington Mid-Cap Value Fund - Service Class	88,120,814	369,531	88,490,345	—	11,188	88,479,157
LVIP Wellington Mid-Cap Value Fund - Standard Class	444,745	—	444,745	163	14	444,568
LVIP Western Asset Core Bond Fund - Service Class	114,846,065	235,635	115,081,700	—	14,315	115,067,385
LVIP Western Asset Core Bond Fund - Standard Class	3,946,281	—	3,946,281	413	154	3,945,714
MFS® VIT Growth Series - Initial Class	4,155,974	—	4,155,974	3,253	402	4,152,319

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
MFS® VIT Growth Series - Service Class	$127,706,866	$339,002	$128,045,868	$—	$14,805	$128,031,063
MFS® VIT Total Return Series - Initial Class	5,457,248	—	5,457,248	—	611	5,456,637
MFS® VIT Total Return Series - Service Class	76,391,785	—	76,391,785	8,600	9,302	76,373,883
MFS® VIT Utilities Series - Initial Class	6,120,263	—	6,120,263	5,910	690	6,113,663
MFS® VIT Utilities Series - Service Class	168,654,644	—	168,654,644	375,730	21,523	168,257,391
MFS® VIT II Core Equity Portfolio - Service Class	2,158,072	—	2,158,072	59	295	2,157,718
MFS® VIT II International Value Portfolio - Initial Class	926,248	—	926,248	—	29	926,219
MFS® VIT II International Value Portfolio - Service Class	28,797,637	5,402	28,803,039	—	2,713	28,800,326
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	285,519	—	285,519	33	9	285,477
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	6,499,751	—	6,499,751	1,908	632	6,497,211
Morgan Stanley VIF Growth Portfolio - Class II	2,702,114	1,063	2,703,177	—	222	2,702,955
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	19,640,995	—	19,640,995	4,078	2,721	19,634,196
Oppenheimer Global Fund/VA Service Shares	7,545,718	10,055	7,555,773	—	599	7,555,174
Oppenheimer International Growth Fund/VA Non-Service Shares	548,611	—	548,611	16	19	548,576
Oppenheimer International Growth Fund/VA Service Shares	12,474,254	—	12,474,254	3,923	1,175	12,469,156
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	621,141	—	621,141	160	20	620,961
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	11,067,466	25,868	11,093,334	—	1,078	11,092,256
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	3,443,888	—	3,443,888	2,047	344	3,441,497
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	113,636	—	113,636	—	4	113,632
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	10,172,770	—	10,172,770	2,552	1,205	10,169,013
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	21,363	—	21,363	—	1	21,362
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	4,523,929	—	4,523,929	14	468	4,523,447
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	43,436	—	43,436	—	1	43,435
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	3,150,213	—	3,150,213	2	305	3,149,906
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	43,170	—	43,170	—	1	43,169
Putnam VT Equity Income Fund - Class IB	1,087,189	—	1,087,189	—	146	1,087,043
Putnam VT George Putnam Balanced Fund - Class IB	25,390,040	76,306	25,466,346	—	3,281	25,463,065
Putnam VT Global Health Care Fund - Class IA	244,401	—	244,401	12,987	8	231,406
Putnam VT Global Health Care Fund - Class IB	14,594,835	2,740	14,597,575	—	1,519	14,596,056
Putnam VT Income Fund - Class IA	39,503	—	39,503	—	1	39,502
Putnam VT Income Fund - Class IB	6,686,832	—	6,686,832	2	666	6,686,164
Putnam VT Multi-Asset Absolute Return Fund - Class IA	1,277	—	1,277	—	—	1,277

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Putnam VT Multi-Asset Absolute Return Fund - Class IB	$2,827,288	$—	$2,827,288	$—	$261	$2,827,027
QS Variable Conservative Growth - Class II	4,053,745	—	4,053,745	—	500	4,053,245
Rational Trend Aggregation VA Fund	1,075,228	267	1,075,495	—	116	1,075,379
SEI VP Market Growth Strategy Fund - Class II	1,953,816	—	1,953,816	—	120	1,953,696
SEI VP Market Growth Strategy Fund - Class III	2,443,078	—	2,443,078	—	257	2,442,821
SEI VP Market Plus Strategy Fund - Class III	1,953,224	—	1,953,224	—	178	1,953,046
Templeton Foreign VIP Fund - Class 1	43,260	—	43,260	—	1	43,259
Templeton Foreign VIP Fund - Class 4	3,168,150	—	3,168,150	31	303	3,167,816
Templeton Global Bond VIP Fund - Class 1	4,218,140	9,875	4,228,015	—	142	4,227,873
Templeton Global Bond VIP Fund - Class 2	298,514,149	—	298,514,149	742,144	39,141	297,732,864
Templeton Global Bond VIP Fund - Class 4	28,751,484	14,636	28,766,120	—	2,699	28,763,421
Templeton Growth VIP Fund - Class 2	21,871,292	—	21,871,292	18,049	3,063	21,850,180
VanEck VIP Global Hard Assets Fund - Class S Shares	2,508,513	1,344	2,509,857	—	250	2,509,607
VanEck VIP Global Hard Assets Fund - Initial Class Shares	298,227	—	298,227	—	9	298,218
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	14,023,104	30,455	14,053,559	—	1,328	14,052,231
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	545,432	—	545,432	—	17	545,415

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$—	$(508,310)	$(508,310)	$2,249,509
AB VPS Growth and Income Portfolio - Class B	—	(231)	(231)	571
AB VPS International Value Portfolio - Class B	13	(14)	(1)	1
AB VPS Large Cap Growth Portfolio - Class B	—	(168,799)	(168,799)	544,939
AB VPS Small/Mid Cap Value Portfolio - Class A	1,955	(2,360)	(405)	50,981
AB VPS Small/Mid Cap Value Portfolio - Class B	465,012	(3,331,995)	(2,866,983)	3,718,404
ALPS/Alerian Energy Infrastructure Portfolio - Class I	9,131	(1,760)	7,371	(18,907)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	92,474	(57,336)	35,138	(74,743)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	7,392	(556)	6,836	122
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	601,935	(133,942)	467,993	219,443
ALPS/Stadion Core ETF Portfolio - Class I	1,742	(2,311)	(569)	7,501
ALPS/Stadion Core ETF Portfolio - Class III	69,226	(211,193)	(141,967)	163,414
ALPS/Stadion Tactical Growth Portfolio - Class III	8,715	(60,685)	(51,970)	143,945
American Century VP Balanced Fund - Class I	3,127	(1,609)	1,518	756
American Century VP Balanced Fund - Class II	710,805	(901,719)	(190,914)	465,193
American Century VP Inflation Protection Fund - Class II	688	(534)	154	(83)
American Century VP Large Company Value Fund - Class I	12,747	(3,990)	8,757	(3,795)
American Century VP Large Company Value Fund - Class II	171,348	(151,278)	20,070	(12,189)
American Funds Asset Allocation Fund - Class 1	350,403	(106,807)	243,596	123,211
American Funds Asset Allocation Fund - Class 1A	121,071	(30,962)	90,109	(13,119)
American Funds Asset Allocation Fund - Class 4	2,270,384	(1,802,084)	468,300	(511,937)
American Funds Blue Chip Income and Growth Fund - Class 1	88,320	(35,106)	53,214	42,914
American Funds Blue Chip Income and Growth Fund - Class 1A	66,603	(12,641)	53,962	(13,915)
American Funds Blue Chip Income and Growth Fund - Class 4	623,579	(369,838)	253,741	249,478
American Funds Bond Fund - Class 1	172,331	(51,778)	120,553	(24,758)
American Funds Bond Fund - Class 1A	74,891	(15,816)	59,075	(14,714)
American Funds Capital Income Builder® - Class 1	32,702	(4,755)	27,947	5,625
American Funds Capital Income Builder® - Class 1A	56,249	(8,623)	47,626	(12,252)
American Funds Capital Income Builder® - Class 4	991,940	(446,521)	545,419	61,902
American Funds Global Balanced Fund - Class 1	8,548	(3,583)	4,965	847
American Funds Global Balanced Fund - Class 1A	29,852	(6,368)	23,484	(11,816)
American Funds Global Bond Fund - Class 1	69,585	(25,682)	43,903	(4,007)
American Funds Global Bond Fund - Class 1A	8,576	(1,556)	7,020	(6,555)
American Funds Global Growth and Income Fund - Class 1	27,190	(13,480)	13,710	7,416
American Funds Global Growth and Income Fund - Class 1A	17,344	(3,636)	13,708	(8,313)
American Funds Global Growth Fund - Class 1	20,348	(15,691)	4,657	31,999
American Funds Global Growth Fund - Class 1A	28,031	(18,402)	9,629	30,328
American Funds Global Growth Fund - Class 2	1,947,221	(4,580,777)	(2,633,556)	10,117,834
American Funds Global Growth Fund - Class 4	250,495	(485,471)	(234,976)	346,852
American Funds Global Small Capitalization Fund - Class 1	4,765	(11,052)	(6,287)	22,899
American Funds Global Small Capitalization Fund - Class 1A	614	(1,387)	(773)	11,965
American Funds Global Small Capitalization Fund - Class 2	313,190	(4,863,340)	(4,550,150)	10,745,680
American Funds Global Small Capitalization Fund - Class 4	2,684	(144,496)	(141,812)	23,383
American Funds Growth Fund - Class 1	72,954	(81,101)	(8,147)	326,592
American Funds Growth Fund - Class 1A	54,451	(37,320)	17,131	5,042
American Funds Growth Fund - Class 2	6,147,409	(24,252,843)	(18,105,434)	66,487,466
American Funds Growth Fund - Class 4	332,985	(1,456,647)	(1,123,662)	1,100,359
American Funds Growth-Income Fund - Class 1	108,716	(51,191)	57,525	115,840
American Funds Growth-Income Fund - Class 1A	102,576	(27,846)	74,730	38,385
American Funds Growth-Income Fund - Class 2	25,866,628	(27,654,352)	(1,787,724)	69,441,812
American Funds Growth-Income Fund - Class 4	1,210,288	(1,042,656)	167,632	436,683
American Funds High-Income Bond Fund - Class 1	110,606	(14,090)	96,516	(9,368)
American Funds High-Income Bond Fund - Class 1A	39,561	(6,273)	33,288	3,266
American Funds International Fund - Class 1	119,064	(42,888)	76,176	91,533
American Funds International Fund - Class 1A	95,997	(16,751)	79,246	(25,032)
American Funds International Fund - Class 2	10,971,674	(9,424,130)	1,547,544	12,480,139
American Funds International Fund - Class 4	627,588	(432,285)	195,303	233,319

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$—	$2,249,509	$(5,287,583)	$(3,546,384)
AB VPS Growth and Income Portfolio - Class B	—	571	—	340
AB VPS International Value Portfolio - Class B	—	1	(289)	(289)
AB VPS Large Cap Growth Portfolio - Class B	1,165,946	1,710,885	(1,383,116)	158,970
AB VPS Small/Mid Cap Value Portfolio - Class A	32,616	83,597	(188,315)	(105,123)
AB VPS Small/Mid Cap Value Portfolio - Class B	16,550,432	20,268,836	(51,595,867)	(34,194,014)
ALPS/Alerian Energy Infrastructure Portfolio - Class I	—	(18,907)	(64,924)	(76,460)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	(74,743)	(1,049,783)	(1,089,388)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	361	483	(23,913)	(16,594)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	30,420	249,863	(2,292,531)	(1,574,675)
ALPS/Stadion Core ETF Portfolio - Class I	7,317	14,818	(37,207)	(22,958)
ALPS/Stadion Core ETF Portfolio - Class III	350,899	514,313	(1,477,937)	(1,105,591)
ALPS/Stadion Tactical Growth Portfolio - Class III	111,526	255,471	(472,585)	(269,084)
American Century VP Balanced Fund - Class I	1,494	2,250	(13,711)	(9,943)
American Century VP Balanced Fund - Class II	340,860	806,053	(4,655,929)	(4,040,790)
American Century VP Inflation Protection Fund - Class II	—	(83)	(1,282)	(1,211)
American Century VP Large Company Value Fund - Class I	27,117	23,322	(127,934)	(95,855)
American Century VP Large Company Value Fund - Class II	350,934	338,745	(1,807,775)	(1,448,960)
American Funds Asset Allocation Fund - Class 1	805,787	928,998	(2,027,832)	(855,238)
American Funds Asset Allocation Fund - Class 1A	281,315	268,196	(745,274)	(386,969)
American Funds Asset Allocation Fund - Class 4	6,393,352	5,881,415	(16,813,269)	(10,463,554)
American Funds Blue Chip Income and Growth Fund - Class 1	343,183	386,097	(786,699)	(347,388)
American Funds Blue Chip Income and Growth Fund - Class 1A	186,707	172,792	(557,725)	(330,971)
American Funds Blue Chip Income and Growth Fund - Class 4	2,376,522	2,626,000	(6,335,895)	(3,456,154)
American Funds Bond Fund - Class 1	9,053	(15,705)	(191,921)	(87,073)
American Funds Bond Fund - Class 1A	3,362	(11,352)	(40,733)	6,990
American Funds Capital Income Builder® - Class 1	2,172	7,797	(112,497)	(76,753)
American Funds Capital Income Builder® - Class 1A	2,556	(9,696)	(207,958)	(170,028)
American Funds Capital Income Builder® - Class 4	77,353	139,255	(3,937,695)	(3,253,021)
American Funds Global Balanced Fund - Class 1	6,366	7,213	(47,666)	(35,488)
American Funds Global Balanced Fund - Class 1A	24,432	12,616	(198,744)	(162,644)
American Funds Global Bond Fund - Class 1	10,270	6,263	(115,230)	(65,064)
American Funds Global Bond Fund - Class 1A	1,010	(5,545)	(9,987)	(8,512)
American Funds Global Growth and Income Fund - Class 1	106,198	113,614	(274,135)	(146,811)
American Funds Global Growth and Income Fund - Class 1A	62,104	53,791	(185,770)	(118,271)
American Funds Global Growth Fund - Class 1	152,928	184,927	(386,029)	(196,445)
American Funds Global Growth Fund - Class 1A	233,021	263,349	(678,727)	(405,749)
American Funds Global Growth Fund - Class 2	20,479,699	30,597,533	(56,508,947)	(28,544,970)
American Funds Global Growth Fund - Class 4	3,079,333	3,426,185	(8,543,563)	(5,352,354)
American Funds Global Small Capitalization Fund - Class 1	61,935	84,834	(228,657)	(150,110)
American Funds Global Small Capitalization Fund - Class 1A	15,022	26,987	(74,295)	(48,081)
American Funds Global Small Capitalization Fund - Class 2	17,424,698	28,170,378	(65,334,464)	(41,714,236)
American Funds Global Small Capitalization Fund - Class 4	537,862	561,245	(2,266,987)	(1,847,554)
American Funds Growth Fund - Class 1	1,060,689	1,387,281	(1,341,291)	37,843
American Funds Growth Fund - Class 1A	653,512	658,554	(1,300,717)	(625,032)
American Funds Growth Fund - Class 2	146,790,683	213,278,149	(203,525,958)	(8,353,243)
American Funds Growth Fund - Class 4	12,214,570	13,314,929	(15,934,407)	(3,743,140)
American Funds Growth-Income Fund - Class 1	458,532	574,372	(728,299)	(96,402)
American Funds Growth-Income Fund - Class 1A	364,042	402,427	(825,000)	(347,843)
American Funds Growth-Income Fund - Class 2	130,708,195	200,150,007	(240,243,498)	(41,881,215)
American Funds Growth-Income Fund - Class 4	5,995,484	6,432,167	(11,061,067)	(4,461,268)
American Funds High-Income Bond Fund - Class 1	—	(9,368)	(137,382)	(50,234)
American Funds High-Income Bond Fund - Class 1A	—	3,266	(52,583)	(16,029)
American Funds International Fund - Class 1	295,147	386,680	(1,311,947)	(849,091)
American Funds International Fund - Class 1A	199,247	174,215	(1,001,750)	(748,289)
American Funds International Fund - Class 2	31,360,165	43,840,304	(140,166,961)	(94,779,113)
American Funds International Fund - Class 4	1,833,050	2,066,369	(8,410,510)	(6,148,838)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
American Funds International Growth and Income Fund - Class 1	$45,686	$(15,961)	$29,725	$471
American Funds International Growth and Income Fund - Class 1A	10,590	(3,059)	7,531	(2,366)
American Funds Managed Risk Asset Allocation Fund - Class P1	17,334	(13,653)	3,681	4,335
American Funds Managed Risk Asset Allocation Fund - Class P2	1,607,556	(1,756,916)	(149,360)	464,457
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	9,815	(1,813)	8,002	(2,294)
American Funds Managed Risk Growth Fund - Class P1	690	(2,173)	(1,483)	(12,757)
American Funds Managed Risk Growth-Income Fund - Class P1	350	(310)	40	988
American Funds Managed Risk International Fund - Class P1	5,048	(1,742)	3,306	(1,682)
American Funds Mortgage Fund - Class 1	12,427	(6,730)	5,697	(1,877)
American Funds Mortgage Fund - Class 1A	14,308	(2,044)	12,264	(328)
American Funds Mortgage Fund - Class 4	99,276	(66,559)	32,717	(43,356)
American Funds New World Fund® - Class 1	47,901	(29,668)	18,233	32,275
American Funds New World Fund® - Class 1A	17,351	(5,450)	11,901	(23,429)
American Funds New World Fund® - Class 4	189,411	(297,939)	(108,528)	382,860
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	3,584	(1,566)	2,018	(3,530)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	28,297	(8,315)	19,982	(3,456)
BlackRock Global Allocation V.I. Fund - Class I	37,975	(27,711)	10,264	134,441
BlackRock Global Allocation V.I. Fund - Class III	9,061,294	(18,168,642)	(9,107,348)	4,538,448
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	—	(145)	(145)	4,328
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	—	(38,610)	(38,610)	258,155
ClearBridge Variable Aggressive Growth Portfolio - Class I	1,961	(1,222)	739	370
ClearBridge Variable Aggressive Growth Portfolio - Class II	86,294	(267,708)	(181,414)	(57,967)
ClearBridge Variable Large Cap Growth Portfolio - Class I	4,394	(4,542)	(148)	4,874
ClearBridge Variable Large Cap Growth Portfolio - Class II	74,641	(597,012)	(522,371)	84,939
ClearBridge Variable Mid Cap Portfolio - Class I	2,881	(2,897)	(16)	768
ClearBridge Variable Mid Cap Portfolio - Class II	65,612	(452,929)	(387,317)	117,071
Columbia VP Commodity Strategy Fund - Class 1	247	(677)	(430)	(1,143)
Columbia VP Commodity Strategy Fund - Class 2	—	(7,327)	(7,327)	(4,164)
Columbia VP Emerging Markets Bond Fund - Class 1	14,539	(992)	13,547	(19,627)
Columbia VP Emerging Markets Bond Fund - Class 2	66,845	(17,787)	49,058	(15,890)
Columbia VP Strategic Income Fund - Class 1	16,906	(1,495)	15,411	(916)
Columbia VP Strategic Income Fund - Class 2	114,587	(40,714)	73,873	(6,664)
Delaware VIP® Diversified Income Series - Service Class	59,185,727	(31,581,196)	27,604,531	(13,665,562)
Delaware VIP® Diversified Income Series - Standard Class	220,064	(58,128)	161,936	(83,017)
Delaware VIP® Emerging Markets Series - Service Class	10,053,754	(5,160,074)	4,893,680	7,395,575
Delaware VIP® Emerging Markets Series - Standard Class	19,114	(2,789)	16,325	42,479
Delaware VIP® High Yield Series - Service Class	7,319,926	(2,057,625)	5,262,301	(3,714,134)
Delaware VIP® High Yield Series - Standard Class	164,469	(37,682)	126,787	(25,967)
Delaware VIP® International Value Equity Series - Standard Class	2,303	(1,207)	1,096	1,554
Delaware VIP® Limited-Term Diversified Income Series - Service Class	29,812,450	(16,505,445)	13,307,005	(5,382,713)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	45,332	(18,750)	26,582	(5,707)
Delaware VIP® REIT Series - Service Class	2,678,984	(2,282,454)	396,530	(2,457,327)
Delaware VIP® REIT Series - Standard Class	63,878	(37,759)	26,119	(24,094)
Delaware VIP® Small Cap Value Series - Service Class	2,374,679	(6,420,811)	(4,046,132)	7,852,309
Delaware VIP® Small Cap Value Series - Standard Class	58,003	(94,961)	(36,958)	97,891
Delaware VIP® Smid Cap Core Series - Service Class	—	(2,983,199)	(2,983,199)	(2,569,797)
Delaware VIP® Smid Cap Core Series - Standard Class	12,353	(97,522)	(85,169)	95,129
Delaware VIP® U.S. Growth Series - Service Class	—	(3,610,050)	(3,610,050)	6,335,582
Delaware VIP® U.S. Growth Series - Standard Class	—	(46)	(46)	522
Delaware VIP® Value Series - Service Class	4,391,162	(5,133,876)	(742,714)	10,658,620
Delaware VIP® Value Series - Standard Class	108,647	(98,353)	10,294	104,253
DWS Alternative Asset Allocation VIP Portfolio - Class A	31,906	(12,594)	19,312	(4,247)
DWS Alternative Asset Allocation VIP Portfolio - Class B	972,918	(826,533)	146,385	(385,248)
DWS Equity 500 Index VIP Portfolio - Class A	95,478	(94,333)	1,145	177,910
DWS Small Cap Index VIP Portfolio - Class A	34,575	(55,765)	(21,190)	194,712
Eaton Vance VT Floating-Rate Income Fund - ADV Class	149,833	(14,703)	135,130	21,077
Eaton Vance VT Floating-Rate Income Fund - Initial Class	870,840	(279,522)	591,318	(105,426)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
American Funds International Growth and Income Fund - Class 1	$—	$471	$(266,183)	$(235,987)
American Funds International Growth and Income Fund - Class 1A	—	(2,366)	(65,518)	(60,353)
American Funds Managed Risk Asset Allocation Fund - Class P1	34,090	38,425	(113,503)	(71,397)
American Funds Managed Risk Asset Allocation Fund - Class P2	4,610,865	5,075,322	(12,888,337)	(7,962,375)
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	2,800	506	(41,982)	(33,474)
American Funds Managed Risk Growth Fund - Class P1	6,447	(6,310)	(35,392)	(43,185)
American Funds Managed Risk Growth-Income Fund - Class P1	768	1,756	(2,689)	(893)
American Funds Managed Risk International Fund - Class P1	508	(1,174)	(28,108)	(25,976)
American Funds Mortgage Fund - Class 1	—	(1,877)	(4,338)	(518)
American Funds Mortgage Fund - Class 1A	—	(328)	(67)	11,869
American Funds Mortgage Fund - Class 4	—	(43,356)	(47,446)	(58,085)
American Funds New World Fund® - Class 1	115,190	147,465	(812,992)	(647,294)
American Funds New World Fund® - Class 1A	40,762	17,333	(304,452)	(275,218)
American Funds New World Fund® - Class 4	690,514	1,073,374	(5,311,164)	(4,346,318)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	—	(3,530)	826	(686)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	—	(3,456)	8,433	24,959
BlackRock Global Allocation V.I. Fund - Class I	156,290	290,731	(574,070)	(273,075)
BlackRock Global Allocation V.I. Fund - Class III	46,030,146	50,568,594	(139,799,717)	(98,338,471)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	—	4,328	(894)	3,289
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	—	258,155	(164,409)	55,136
ClearBridge Variable Aggressive Growth Portfolio - Class I	20,138	20,508	(47,360)	(26,113)
ClearBridge Variable Aggressive Growth Portfolio - Class II	1,475,863	1,417,896	(3,348,241)	(2,111,759)
ClearBridge Variable Large Cap Growth Portfolio - Class I	39,388	44,262	(148,357)	(104,243)
ClearBridge Variable Large Cap Growth Portfolio - Class II	1,567,707	1,652,646	(5,558,918)	(4,428,643)
ClearBridge Variable Mid Cap Portfolio - Class I	10,147	10,915	(86,126)	(75,227)
ClearBridge Variable Mid Cap Portfolio - Class II	653,085	770,156	(5,536,921)	(5,154,082)
Columbia VP Commodity Strategy Fund - Class 1	—	(1,143)	(29,156)	(30,729)
Columbia VP Commodity Strategy Fund - Class 2	—	(4,164)	(114,305)	(125,796)
Columbia VP Emerging Markets Bond Fund - Class 1	—	(19,627)	(18,432)	(24,512)
Columbia VP Emerging Markets Bond Fund - Class 2	—	(15,890)	(164,001)	(130,833)
Columbia VP Strategic Income Fund - Class 1	—	(916)	(18,508)	(4,013)
Columbia VP Strategic Income Fund - Class 2	—	(6,664)	(134,660)	(67,451)
Delaware VIP® Diversified Income Series - Service Class	—	(13,665,562)	(92,816,580)	(78,877,611)
Delaware VIP® Diversified Income Series - Standard Class	—	(83,017)	(295,394)	(216,475)
Delaware VIP® Emerging Markets Series - Service Class	1,085,426	8,481,001	(73,191,153)	(59,816,472)
Delaware VIP® Emerging Markets Series - Standard Class	1,911	44,390	(158,686)	(97,971)
Delaware VIP® High Yield Series - Service Class	—	(3,714,134)	(9,187,095)	(7,638,928)
Delaware VIP® High Yield Series - Standard Class	—	(25,967)	(247,869)	(147,049)
Delaware VIP® International Value Equity Series - Standard Class	—	1,554	(19,310)	(16,660)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	—	(5,382,713)	(24,422,293)	(16,498,001)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	—	(5,707)	(32,899)	(12,024)
Delaware VIP® REIT Series - Service Class	4,430,181	1,972,854	(15,269,920)	(12,900,536)
Delaware VIP® REIT Series - Standard Class	91,734	67,640	(352,055)	(258,296)
Delaware VIP® Small Cap Value Series - Service Class	28,401,538	36,253,847	(106,697,240)	(74,489,525)
Delaware VIP® Small Cap Value Series - Standard Class	493,274	591,165	(1,930,816)	(1,376,609)
Delaware VIP® Smid Cap Core Series - Service Class	60,100,505	57,530,708	(78,775,592)	(24,228,083)
Delaware VIP® Smid Cap Core Series - Standard Class	2,125,209	2,220,338	(3,039,436)	(904,267)
Delaware VIP® U.S. Growth Series - Service Class	41,826,394	48,161,976	(54,643,371)	(10,091,445)
Delaware VIP® U.S. Growth Series - Standard Class	—	522	(4,664)	(4,188)
Delaware VIP® Value Series - Service Class	19,193,160	29,851,780	(43,342,235)	(14,233,169)
Delaware VIP® Value Series - Standard Class	403,604	507,857	(842,299)	(324,148)
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	(4,247)	(165,915)	(150,850)
DWS Alternative Asset Allocation VIP Portfolio - Class B	—	(385,248)	(5,430,062)	(5,668,925)
DWS Equity 500 Index VIP Portfolio - Class A	493,438	671,348	(1,015,243)	(342,750)
DWS Small Cap Index VIP Portfolio - Class A	245,398	440,110	(772,296)	(353,376)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	—	21,077	(179,012)	(22,805)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	—	(105,426)	(972,119)	(486,227)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Fidelity® VIP Contrafund® Portfolio - Initial Class	$16,949	$(8,959)	$7,990	$55,379
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,946,413	(18,212,714)	(13,266,301)	34,130,923
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	7,103	(3,942)	3,161	(43,783)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	174,428	(168,112)	6,316	(28,139)
Fidelity® VIP Growth Portfolio - Initial Class	13,242	(69,352)	(56,110)	78,207
Fidelity® VIP Growth Portfolio - Service Class 2	93,929	(3,726,118)	(3,632,189)	8,643,444
Fidelity® VIP Mid Cap Portfolio - Initial Class	12,097	(8,007)	4,090	44,713
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,312,405	(8,984,902)	(6,672,497)	9,740,765
Fidelity® VIP Strategic Income Portfolio - Initial Class	64,280	(5,134)	59,146	602
Fidelity® VIP Strategic Income Portfolio - Service Class 2	654,293	(194,597)	459,696	(16,178)
First Trust Dorsey Wright Tactical Core Portfolio - Class I	25,275	(80,863)	(55,588)	103,825
First Trust Dorsey Wright Tactical Core Portfolio - Class II	177	(72)	105	(1)
First Trust Multi Income Allocation Portfolio - Class I	132,671	(72,677)	59,994	23,686
First Trust Multi Income Allocation Portfolio - Class II	296	(60)	236	732
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1,888,520	(1,703,064)	185,456	188,390
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	812	(485)	327	(9,660)
Franklin Founding Funds Allocation VIP Fund - Class 1	—	(60)	(60)	(2)
Franklin Founding Funds Allocation VIP Fund - Class 4	223,836	(101,808)	122,028	(5,723)
Franklin Income VIP Fund - Class 1	9,655	(779)	8,876	94
Franklin Income VIP Fund - Class 2	25,696,185	(8,204,845)	17,491,340	4,127,364
Franklin Income VIP Fund - Class 4	2,916,240	(853,579)	2,062,661	102,840
Franklin Mutual Shares VIP Fund - Class 1	16,948	(3,831)	13,117	25,298
Franklin Mutual Shares VIP Fund - Class 2	16,129,612	(8,361,757)	7,767,855	11,735,541
Franklin Mutual Shares VIP Fund - Class 4	553,003	(277,603)	275,400	(113,079)
Franklin Rising Dividends VIP Fund - Class 1	11,076	(2,811)	8,265	10,454
Franklin Rising Dividends VIP Fund - Class 4	262,297	(269,786)	(7,489)	334,211
Franklin Small Cap Value VIP Fund - Class 1	5,284	(1,823)	3,461	(12,488)
Franklin Small Cap Value VIP Fund - Class 4	50,965	(82,806)	(31,841)	11,458
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(1,309)	(1,309)	3,552
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(70,301)	(70,301)	5,007
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	7,263	(1,989)	5,274	—
Goldman Sachs VIT Government Money Market Fund - Service Shares	488,872	(338,000)	150,872	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,446,619	(1,415,838)	30,781	(1,710,082)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	50,710	(27,358)	23,352	(23,878)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	5,102	(627)	4,475	(3,173)
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	8,468	(19,119)	(10,651)	(233,499)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	706	(125)	581	(2,564)
Guggenheim VT Long Short Equity	—	(44,518)	(44,518)	9,704
Guggenheim VT Multi-Hedge Strategies	—	(51,743)	(51,743)	(5,232)
Hartford Capital Appreciation HLS Fund - Class IA	607	(326)	281	(292)
Hartford Capital Appreciation HLS Fund - Class IC	52,075	(151,399)	(99,324)	31,382
Invesco V.I. American Franchise Fund - Series I Shares	—	(37,034)	(37,034)	285,109
Invesco V.I. American Franchise Fund - Series II Shares	—	(27,177)	(27,177)	55,946
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	10,602	(2,518)	8,084	(8,680)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	171,906	(165,024)	6,882	(222,223)
Invesco V.I. Comstock Fund - Series I Shares	2,889	(622)	2,267	43
Invesco V.I. Comstock Fund - Series II Shares	103,480	(68,559)	34,921	28,991
Invesco V.I. Core Equity Fund - Series I Shares	51,334	(84,669)	(33,335)	258,977
Invesco V.I. Core Equity Fund - Series II Shares	—	(21,992)	(21,992)	37,320
Invesco V.I. Diversified Dividend Fund - Series I Shares	10,974	(1,036)	9,938	(1,643)
Invesco V.I. Diversified Dividend Fund - Series II Shares	404,250	(217,227)	187,023	172,163
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	11,059	(2,179)	8,880	(28,723)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	1,114,203	(1,507,879)	(393,676)	698,234
Invesco V.I. Equity and Income Fund - Series I Shares	991	(157)	834	89
Invesco V.I. Equity and Income Fund - Series II Shares	306,822	(181,841)	124,981	10,597
Invesco V.I. International Growth Fund - Series I Shares	45,180	(27,986)	17,194	(3,795)
Invesco V.I. International Growth Fund - Series II Shares	1,025,955	(803,932)	222,023	341,383

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Fidelity® VIP Contrafund® Portfolio - Initial Class	$149,507	$204,886	$(404,254)	$(191,378)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	99,226,383	133,357,306	(205,386,865)	(85,295,860)
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	3,715	(40,068)	(43,490)	(80,397)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	584,176	556,037	(1,492,423)	(930,070)
Fidelity® VIP Growth Portfolio - Initial Class	720,092	798,299	(813,811)	(71,622)
Fidelity® VIP Growth Portfolio - Service Class 2	32,470,917	41,114,361	(40,829,962)	(3,347,790)
Fidelity® VIP Mid Cap Portfolio - Initial Class	159,198	203,911	(474,668)	(266,667)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	49,446,978	59,187,743	(142,499,915)	(89,984,669)
Fidelity® VIP Strategic Income Portfolio - Initial Class	2,563	3,165	(106,466)	(44,155)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	32,539	16,361	(1,181,102)	(705,045)
First Trust Dorsey Wright Tactical Core Portfolio - Class I	7,840	111,665	(1,010,619)	(954,542)
First Trust Dorsey Wright Tactical Core Portfolio - Class II	40	39	(4,496)	(4,352)
First Trust Multi Income Allocation Portfolio - Class I	—	23,686	(429,731)	(346,051)
First Trust Multi Income Allocation Portfolio - Class II	—	732	(2,501)	(1,533)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	211,814	400,204	(9,471,666)	(8,886,006)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	70	(9,590)	2,496	(6,767)
Franklin Founding Funds Allocation VIP Fund - Class 1	—	(2)	(4,892)	(4,954)
Franklin Founding Funds Allocation VIP Fund - Class 4	183,186	177,463	(1,181,839)	(882,348)
Franklin Income VIP Fund - Class 1	—	94	(18,799)	(9,829)
Franklin Income VIP Fund - Class 2	—	4,127,364	(50,817,165)	(29,198,461)
Franklin Income VIP Fund - Class 4	—	102,840	(6,403,521)	(4,238,020)
Franklin Mutual Shares VIP Fund - Class 1	23,625	48,923	(122,858)	(60,818)
Franklin Mutual Shares VIP Fund - Class 2	25,115,785	36,851,326	(110,580,598)	(65,961,417)
Franklin Mutual Shares VIP Fund - Class 4	889,224	776,145	(3,693,525)	(2,641,980)
Franklin Rising Dividends VIP Fund - Class 1	44,738	55,192	(88,002)	(24,545)
Franklin Rising Dividends VIP Fund - Class 4	1,342,301	1,676,512	(3,148,270)	(1,479,247)
Franklin Small Cap Value VIP Fund - Class 1	69,194	56,706	(110,412)	(50,245)
Franklin Small Cap Value VIP Fund - Class 4	997,305	1,008,763	(1,990,133)	(1,013,211)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	30,748	34,300	(67,133)	(34,142)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	574,370	579,377	(947,183)	(438,107)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	—	—	—	5,274
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	150,872
Goldman Sachs VIT Large Cap Value Fund - Service Shares	7,787,732	6,077,650	(19,236,682)	(13,128,251)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(23,878)	(192,565)	(193,091)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	—	(3,173)	(13,533)	(12,231)
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	—	(233,499)	239,776	(4,374)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	—	(2,564)	809	(1,174)
Guggenheim VT Long Short Equity	591,827	601,531	(1,199,574)	(642,561)
Guggenheim VT Multi-Hedge Strategies	—	(5,232)	(236,097)	(293,072)
Hartford Capital Appreciation HLS Fund - Class IA	6,618	6,326	(9,200)	(2,593)
Hartford Capital Appreciation HLS Fund - Class IC	1,209,486	1,240,868	(2,110,993)	(969,449)
Invesco V.I. American Franchise Fund - Series I Shares	156,200	441,309	(474,028)	(69,753)
Invesco V.I. American Franchise Fund - Series II Shares	103,475	159,421	(203,720)	(71,476)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	60,875	52,195	(110,040)	(49,761)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	1,191,888	969,665	(2,030,723)	(1,054,176)
Invesco V.I. Comstock Fund - Series I Shares	16,420	16,463	(41,179)	(22,449)
Invesco V.I. Comstock Fund - Series II Shares	711,752	740,743	(1,731,316)	(955,652)
Invesco V.I. Core Equity Fund - Series I Shares	367,660	626,637	(1,181,094)	(587,792)
Invesco V.I. Core Equity Fund - Series II Shares	88,403	125,723	(249,353)	(145,622)
Invesco V.I. Diversified Dividend Fund - Series I Shares	15,757	14,114	(54,219)	(30,167)
Invesco V.I. Diversified Dividend Fund - Series II Shares	648,622	820,785	(2,684,436)	(1,676,628)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	17,721	(11,002)	(104,756)	(106,878)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	2,017,494	2,715,728	(14,324,491)	(12,002,439)
Invesco V.I. Equity and Income Fund - Series I Shares	1,948	2,037	(7,239)	(4,368)
Invesco V.I. Equity and Income Fund - Series II Shares	681,709	692,306	(2,501,639)	(1,684,352)
Invesco V.I. International Growth Fund - Series I Shares	15,301	11,506	(396,691)	(367,991)
Invesco V.I. International Growth Fund - Series II Shares	402,430	743,813	(10,650,288)	(9,684,452)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Ivy VIP Asset Strategy Portfolio - Class I	$165	$(12)	$153	$(1)
Ivy VIP Asset Strategy Portfolio - Class II	160,911	(107,913)	52,998	7,601
Ivy VIP Energy Portfolio - Class I	—	(3)	(3)	(5)
Ivy VIP Energy Portfolio - Class II	—	(91,155)	(91,155)	(242,186)
Ivy VIP High Income Portfolio - Class I	10,921	(2,069)	8,852	(2,490)
Ivy VIP High Income Portfolio - Class II	1,241,968	(233,542)	1,008,426	(82,659)
Ivy VIP Micro Cap Growth Portfolio - Class I	—	(382)	(382)	13,737
Ivy VIP Micro Cap Growth Portfolio - Class II	—	(49,155)	(49,155)	574,688
Ivy VIP Mid Cap Growth Portfolio - Class I	—	(5,732)	(5,732)	(187)
Ivy VIP Mid Cap Growth Portfolio - Class II	—	(110,882)	(110,882)	452,964
Ivy VIP Science and Technology Portfolio - Class I	—	(1,077)	(1,077)	(282)
Ivy VIP Science and Technology Portfolio - Class II	—	(274,255)	(274,255)	501,191
Ivy VIP Small Cap Growth Portfolio - Class I	—	(97)	(97)	(114)
Ivy VIP Small Cap Growth Portfolio - Class II	—	(10,894)	(10,894)	(84,895)
Janus Henderson Balanced Portfolio - Service Shares	247,567	(225,879)	21,688	558,393
Janus Henderson Enterprise Portfolio - Service Shares	7,425	(116,125)	(108,700)	653,113
Janus Henderson Global Research Portfolio - Service Shares	6,493	(10,799)	(4,306)	33,946
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	34,596	(7,580)	27,016	(3,955)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	1,410,123	(1,004,906)	405,217	(271,004)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	—	(101,461)	(101,461)	70,861
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	—	(191)	(191)	13
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	—	(30,682)	(30,682)	4,078
Lincoln iShares® Global Growth Allocation Fund - Standard Class	10,867	(4,061)	6,806	13,705
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	18,381	(6,838)	11,543	12,393
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,204,242	(277,469)	926,773	(12,638)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(128,283)	(128,283)	608,496
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	205,698	(135,875)	69,823	146,615
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,059,470	(327,707)	731,763	(195,775)
LVIP American Balanced Allocation Fund - Service Class	812,782	(537,735)	275,047	435,633
LVIP American Balanced Allocation Fund - Standard Class	144,999	(54,881)	90,118	146,170
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3,218,433	(5,727,762)	(2,509,329)	5,085,096
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	481,319	(417,314)	64,005	129,550
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	8,628	(4,678)	3,950	25,565
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	915,815	(1,098,320)	(182,505)	482,822
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	6,299	(2,939)	3,360	1,145
LVIP American Global Growth Fund - Service Class II	1,723,957	(3,605,162)	(1,881,205)	3,546,814
LVIP American Global Small Capitalization Fund - Service Class II	497,374	(1,195,884)	(698,510)	1,424,695
LVIP American Growth Allocation Fund - Service Class	673,553	(425,377)	248,176	126,329
LVIP American Growth Allocation Fund - Standard Class	34,318	(8,870)	25,448	489
LVIP American Growth Fund - Service Class II	2,697,341	(10,344,375)	(7,647,034)	14,267,769
LVIP American Growth-Income Fund - Service Class II	8,600,579	(8,694,724)	(94,145)	8,509,878
LVIP American Income Allocation Fund - Standard Class	1,738	(1,341)	397	36
LVIP American International Fund - Service Class II	5,920,202	(3,433,549)	2,486,653	1,912,156
LVIP American Preservation Fund - Service Class	116,538	(86,443)	30,095	(24,057)
LVIP American Preservation Fund - Standard Class	3,453	(2,064)	1,389	(409)
LVIP Baron Growth Opportunities Fund - Service Class	—	(3,327,764)	(3,327,764)	8,338,456
LVIP Baron Growth Opportunities Fund - Standard Class	—	(3,923)	(3,923)	96,176
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	18,363,690	(14,330,684)	4,033,006	15,228,747
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	6,301	(2,396)	3,905	48,155
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	—	(15,482,761)	(15,482,761)	2,598,194
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	—	(1,628)	(1,628)	401
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	4,687,058	(3,997,559)	689,499	1,457,523
LVIP BlackRock Inflation Protected Bond Fund - Service Class	35,590,447	(12,739,638)	22,850,809	(7,265,050)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	191,414	(18,955)	172,459	(3,734)
LVIP BlackRock Multi-Asset Income Fund - Service Class	269,367	(93,765)	175,602	(293,404)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	3,150	(778)	2,372	(4,039)
LVIP BlackRock Scientific Allocation Fund - Service Class	102,097	(57,415)	44,682	(91,415)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Ivy VIP Asset Strategy Portfolio - Class I	$341	$340	$(1,312)	$(819)
Ivy VIP Asset Strategy Portfolio - Class II	351,450	359,051	(958,915)	(546,866)
Ivy VIP Energy Portfolio - Class I	—	(5)	(1,487)	(1,495)
Ivy VIP Energy Portfolio - Class II	—	(242,186)	(2,673,878)	(3,007,219)
Ivy VIP High Income Portfolio - Class I	—	(2,490)	(39,681)	(33,319)
Ivy VIP High Income Portfolio - Class II	—	(82,659)	(1,604,295)	(678,528)
Ivy VIP Micro Cap Growth Portfolio - Class I	7,088	20,825	(4,197)	16,246
Ivy VIP Micro Cap Growth Portfolio - Class II	279,978	854,666	(196,151)	609,360
Ivy VIP Mid Cap Growth Portfolio - Class I	25,418	25,231	(273,143)	(253,644)
Ivy VIP Mid Cap Growth Portfolio - Class II	402,862	855,826	(1,193,691)	(448,747)
Ivy VIP Science and Technology Portfolio - Class I	45,275	44,993	(70,771)	(26,855)
Ivy VIP Science and Technology Portfolio - Class II	3,451,863	3,953,054	(5,509,185)	(1,830,386)
Ivy VIP Small Cap Growth Portfolio - Class I	—	(114)	(22,550)	(22,761)
Ivy VIP Small Cap Growth Portfolio - Class II	—	(84,895)	(705,195)	(800,984)
Janus Henderson Balanced Portfolio - Service Shares	364,176	922,569	(1,082,657)	(138,400)
Janus Henderson Enterprise Portfolio - Service Shares	342,686	995,799	(967,619)	(80,520)
Janus Henderson Global Research Portfolio - Service Shares	—	33,946	(85,641)	(56,001)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	2,357	(1,598)	(7,701)	17,717
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	103,603	(167,401)	(891,325)	(653,509)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	44,652	115,513	(505,668)	(491,616)
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	98	111	(2,632)	(2,712)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	4,313	8,391	(146,961)	(169,252)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	13,705	(59,111)	(38,600)
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	—	12,393	(77,987)	(54,051)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	586,634	573,996	(2,879,325)	(1,378,556)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	1,789,183	2,397,679	(2,573,063)	(303,667)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	2,080,246	2,226,861	(3,515,022)	(1,218,338)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	(195,775)	(489,482)	46,506
LVIP American Balanced Allocation Fund - Service Class	1,432,694	1,868,327	(4,650,772)	(2,507,398)
LVIP American Balanced Allocation Fund - Standard Class	215,725	361,895	(763,622)	(311,609)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	13,747,319	18,832,415	(63,493,352)	(47,170,266)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	536,617	666,167	(2,170,175)	(1,440,003)
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	8,015	33,580	(53,801)	(16,271)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,301,045	1,783,867	(6,024,543)	(4,423,181)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	6,982	8,127	(30,059)	(18,572)
LVIP American Global Growth Fund - Service Class II	4,475,053	8,021,867	(33,325,459)	(27,184,797)
LVIP American Global Small Capitalization Fund - Service Class II	92,351	1,517,046	(9,752,205)	(8,933,669)
LVIP American Growth Allocation Fund - Service Class	1,511,853	1,638,182	(4,444,298)	(2,557,940)
LVIP American Growth Allocation Fund - Standard Class	67,229	67,718	(190,638)	(97,472)
LVIP American Growth Fund - Service Class II	40,307,031	54,574,800	(69,760,476)	(22,832,710)
LVIP American Growth-Income Fund - Service Class II	23,043,700	31,553,578	(58,716,245)	(27,256,812)
LVIP American Income Allocation Fund - Standard Class	1,405	1,441	(5,293)	(3,455)
LVIP American International Fund - Service Class II	1,827,945	3,740,101	(40,425,606)	(34,198,852)
LVIP American Preservation Fund - Service Class	—	(24,057)	(50,521)	(44,483)
LVIP American Preservation Fund - Standard Class	—	(409)	(871)	109
LVIP Baron Growth Opportunities Fund - Service Class	8,583,212	16,921,668	(26,406,497)	(12,812,593)
LVIP Baron Growth Opportunities Fund - Standard Class	33,393	129,569	(158,258)	(32,612)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	—	15,228,747	(106,326,235)	(87,064,482)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	—	48,155	(83,679)	(31,619)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	—	2,598,194	(70,903,659)	(83,788,226)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	—	401	(12,260)	(13,487)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	—	1,457,523	(17,577,669)	(15,430,647)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	—	(7,265,050)	(28,261,135)	(12,675,376)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	(3,734)	(175,847)	(7,122)
LVIP BlackRock Multi-Asset Income Fund - Service Class	—	(293,404)	(20,705)	(138,507)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	—	(4,039)	1,799	132
LVIP BlackRock Scientific Allocation Fund - Service Class	801,943	710,528	(1,089,495)	(334,285)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP BlackRock Scientific Allocation Fund - Standard Class	$461	$(155)	$306	$(228)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	3,603,548	(4,447,022)	(843,474)	1,999,244
LVIP Blended Core Equity Managed Volatility Fund - Service Class	2,647,683	(4,448,460)	(1,800,777)	5,637,393
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	823	(690)	133	3,075
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	3,726,756	(10,370,575)	(6,643,819)	9,418,795
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	16,226	(46,588)	(30,362)	210,935
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(8,832,947)	(8,832,947)	11,844,585
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(750)	(750)	479
LVIP Clarion Global Real Estate Fund - Service Class	3,381,865	(1,525,553)	1,856,312	1,040,489
LVIP Clarion Global Real Estate Fund - Standard Class	42,818	(3,205)	39,613	(3,875)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	1,154,284	(2,206,758)	(1,052,474)	1,203,202
LVIP Delaware Bond Fund - Service Class	100,483,971	(49,460,688)	51,023,283	(11,600,616)
LVIP Delaware Bond Fund - Standard Class	2,170,588	(1,198,120)	972,468	(182,074)
LVIP Delaware Diversified Floating Rate Fund - Service Class	27,231,520	(13,290,621)	13,940,899	439,751
LVIP Delaware Diversified Floating Rate Fund - Standard Class	109,404	(24,841)	84,563	(1,646)
LVIP Delaware Social Awareness Fund - Service Class	580,333	(933,642)	(353,309)	629,132
LVIP Delaware Social Awareness Fund - Standard Class	89,247	(115,167)	(25,920)	214,249
LVIP Delaware Special Opportunities Fund - Service Class	930,973	(1,325,435)	(394,462)	428,594
LVIP Delaware Wealth Builder Fund - Service Class	394,775	(236,902)	157,873	(314,488)
LVIP Delaware Wealth Builder Fund - Standard Class	128,986	(73,955)	55,031	(5,940)
LVIP Dimensional International Core Equity Fund - Service Class	1,055,777	(864,128)	191,649	315,102
LVIP Dimensional International Core Equity Fund - Standard Class	168,143	(34,307)	133,836	(41,214)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	7,959,578	(6,626,639)	1,332,939	2,008,727
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	28,890	(9,302)	19,588	15,647
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,436,815	(1,703,322)	(266,507)	911,939
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	104,205	(28,941)	75,264	16,964
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	496,404	(747,077)	(250,673)	937,186
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	92,394	(34,995)	57,399	45,982
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	6,115,427	(11,519,373)	(5,403,946)	9,408,650
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	24,294	(14,004)	10,290	123,248
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	12,111,600	(9,688,380)	2,423,220	(1,283,795)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	353,528	(73,176)	280,352	(23,107)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	3,865,524	(6,922,032)	(3,056,508)	9,923,437
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	1,489	(999)	490	5,465
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	10,467,455	(13,899,292)	(3,431,837)	8,321,589
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	597	(105)	492	7
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	166,628	(152,780)	13,848	31,687
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	529	(82)	447	1
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	8,444,981	(4,893,581)	3,551,400	2,517,322
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	367	(76)	291	57
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	55,295	(3,198)	52,097	(95)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	24,563,388	(18,584,195)	5,979,193	11,720,577
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	5,748	(1,470)	4,278	73
LVIP Global Growth Allocation Managed Risk Fund - Service Class	177,997,065	(122,780,078)	55,216,987	104,347,840
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	190,019	(67,836)	122,183	73,987
LVIP Global Income Fund - Service Class	23,096,866	(10,348,774)	12,748,092	(1,488,697)
LVIP Global Income Fund - Standard Class	24,284	(3,417)	20,867	17,148
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	138,689,649	(96,260,761)	42,428,888	77,570,080
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	45,636	(15,900)	29,736	7,508
LVIP Goldman Sachs Income Builder Fund - Service Class	300,806	(162,252)	138,554	11,049
LVIP Goldman Sachs Income Builder Fund - Standard Class	14,886	(1,219)	13,667	(184)
LVIP Government Money Market Fund - Service Class	2,500,826	(3,320,254)	(819,428)	2
LVIP Government Money Market Fund - Standard Class	316,731	(326,999)	(10,268)	(2)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	4,584,787	(4,955,072)	(370,285)	2,306,624
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	1,867,470	(2,170,407)	(302,937)	2,140,716

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP BlackRock Scientific Allocation Fund - Standard Class	$3,696	$3,468	$(5,310)	$(1,536)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	—	1,999,244	(15,908,019)	(14,752,249)
LVIP Blended Core Equity Managed Volatility Fund - Service Class	9,105,266	14,742,659	(27,125,553)	(14,183,671)
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	2,190	5,265	(7,150)	(1,752)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	69,010,606	78,429,401	(117,091,468)	(45,305,886)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	223,234	434,169	(538,145)	(134,338)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	11,844,585	(13,531,687)	(10,520,049)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	479	(65)	(336)
LVIP Clarion Global Real Estate Fund - Service Class	—	1,040,489	(12,875,864)	(9,979,063)
LVIP Clarion Global Real Estate Fund - Standard Class	—	(3,875)	(118,432)	(82,694)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,282,349	4,485,551	(15,190,458)	(11,757,381)
LVIP Delaware Bond Fund - Service Class	—	(11,600,616)	(129,746,875)	(90,324,208)
LVIP Delaware Bond Fund - Standard Class	—	(182,074)	(2,688,308)	(1,897,914)
LVIP Delaware Diversified Floating Rate Fund - Service Class	—	439,751	(27,878,139)	(13,497,489)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(1,646)	(106,605)	(23,688)
LVIP Delaware Social Awareness Fund - Service Class	5,768,736	6,397,868	(9,537,238)	(3,492,679)
LVIP Delaware Social Awareness Fund - Standard Class	674,878	889,127	(1,227,636)	(364,429)
LVIP Delaware Special Opportunities Fund - Service Class	7,998,015	8,426,609	(22,890,001)	(14,857,854)
LVIP Delaware Wealth Builder Fund - Service Class	2,591,827	2,277,339	(3,443,603)	(1,008,391)
LVIP Delaware Wealth Builder Fund - Standard Class	811,930	805,990	(1,163,016)	(301,995)
LVIP Dimensional International Core Equity Fund - Service Class	—	315,102	(13,151,692)	(12,644,941)
LVIP Dimensional International Core Equity Fund - Standard Class	—	(41,214)	(1,650,445)	(1,557,823)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	—	2,008,727	(87,660,340)	(84,318,674)
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	—	15,647	(289,925)	(254,690)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	2,587,143	3,499,082	(14,556,588)	(11,324,013)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	133,295	150,259	(833,723)	(608,200)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	937,186	(7,400,267)	(6,713,754)
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	—	45,982	(1,063,365)	(959,984)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	—	9,408,650	(77,009,760)	(73,005,056)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	—	123,248	(341,992)	(208,454)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	325,509	(958,286)	(12,803,106)	(11,338,172)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	7,491	(15,616)	(246,068)	18,668
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	14,238,171	24,161,608	(50,967,929)	(29,862,829)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	3,887	9,352	(15,934)	(6,092)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	—	8,321,589	(102,015,646)	(97,125,894)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	—	7	(3,490)	(2,991)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	—	31,687	(726,985)	(681,450)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	—	1	(1,816)	(1,368)
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	—	2,517,322	(30,561,095)	(24,492,373)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	57	(1,137)	(789)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	—	(95)	(117,995)	(65,993)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	16,034,830	27,755,407	(102,108,820)	(68,374,220)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,305	3,378	(19,405)	(11,749)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	—	104,347,840	(817,867,972)	(658,303,145)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	73,987	(777,710)	(581,540)
LVIP Global Income Fund - Service Class	967,721	(520,976)	(12,848,376)	(621,260)
LVIP Global Income Fund - Standard Class	900	18,048	(30,829)	8,086
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	28,641,661	106,211,741	(604,397,133)	(455,756,504)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	7,552	15,060	(166,128)	(121,332)
LVIP Goldman Sachs Income Builder Fund - Service Class	—	11,049	(857,230)	(707,627)
LVIP Goldman Sachs Income Builder Fund - Standard Class	—	(184)	(33,583)	(20,100)
LVIP Government Money Market Fund - Service Class	42	44	—	(819,384)
LVIP Government Money Market Fund - Standard Class	4	2	—	(10,266)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	10,218,495	12,525,119	(45,070,567)	(32,915,733)
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	—	2,140,716	(16,672,886)	(14,835,107)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	$1,415	$(879)	$536	$534
LVIP JPMorgan High Yield Fund - Service Class	10,075,353	(2,594,709)	7,480,644	(1,386,474)
LVIP JPMorgan High Yield Fund - Standard Class	59,111	(2,992)	56,119	(1,134)
LVIP JPMorgan Retirement Income Fund - Service Class	124,439	(42,743)	81,696	(39,845)
LVIP JPMorgan Retirement Income Fund - Standard Class	24,482	(4,088)	20,394	(381)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	6,928,556	(9,675,779)	(2,747,223)	10,187,272
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	3,677	(2,789)	888	4,708
LVIP Loomis Sayles Global Growth Fund - Service Class	32	(298)	(266)	283
LVIP Loomis Sayles Global Growth Fund - Standard Class	23	(16)	7	(2)
LVIP MFS International Equity Managed Volatility Fund - Service Class	7,151,861	(5,771,730)	1,380,131	2,681,407
LVIP MFS International Growth Fund - Service Class	2,168,938	(2,652,667)	(483,729)	6,257,580
LVIP MFS International Growth Fund - Standard Class	6,824	(1,118)	5,706	(1,267)
LVIP MFS Value Fund - Service Class	14,016,806	(11,645,745)	2,371,061	37,389,216
LVIP MFS Value Fund - Standard Class	31,580	(5,300)	26,280	601
LVIP Mondrian International Value Fund - Service Class	7,835,104	(3,780,811)	4,054,293	1,702,050
LVIP Mondrian International Value Fund - Standard Class	327,138	(183,633)	143,505	116,150
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	392,541	(799,417)	(406,876)	502,185
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	342	(876)	(534)	37,683
LVIP PIMCO Low Duration Bond Fund - Service Class	10,151,071	(6,934,665)	3,216,406	(322,849)
LVIP PIMCO Low Duration Bond Fund - Standard Class	122,816	(39,291)	83,525	(8,040)
LVIP SSGA Bond Index Fund - Service Class	22,832,463	(15,826,589)	7,005,874	(2,752,843)
LVIP SSGA Bond Index Fund - Standard Class	143,536	(31,270)	112,266	(41,315)
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,442,825	(1,119,125)	323,700	1,069,557
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,004	(135)	1,869	(14)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	4,337,354	(2,691,690)	1,645,664	1,492,103
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	29,969	(3,703)	26,266	1,152
LVIP SSGA Developed International 150 Fund - Service Class	5,103,606	(2,541,208)	2,562,398	1,994,151
LVIP SSGA Developed International 150 Fund - Standard Class	23,812	(4,317)	19,495	5,226
LVIP SSGA Emerging Markets 100 Fund - Service Class	7,507,257	(2,872,235)	4,635,022	73,919
LVIP SSGA Emerging Markets 100 Fund - Standard Class	148,860	(13,393)	135,467	(5,124)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	2	(80)	(78)	(3)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	21,019,376	(13,802,785)	7,216,591	6,857,182
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	22,093	(4,799)	17,294	3,121
LVIP SSGA International Index Fund - Service Class	7,114,963	(4,712,395)	2,402,568	5,393,856
LVIP SSGA International Index Fund - Standard Class	123,489	(27,403)	96,086	17,489
LVIP SSGA International Managed Volatility Fund - Service Class	7,431,051	(6,001,953)	1,429,098	4,370,058
LVIP SSGA International Managed Volatility Fund - Standard Class	3,452	(2,199)	1,253	1,532
LVIP SSGA Large Cap 100 Fund - Service Class	6,325,469	(5,520,100)	805,369	5,513,636
LVIP SSGA Large Cap 100 Fund - Standard Class	69,896	(28,786)	41,110	(17,544)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	7,568,259	(7,131,816)	436,443	5,600,972
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(249)	(249)	10,767
LVIP SSGA Mid-Cap Index Fund - Service Class	847,177	(778,331)	68,846	163,586
LVIP SSGA Mid-Cap Index Fund - Standard Class	42,710	(14,538)	28,172	25,166
LVIP SSGA Moderate Index Allocation Fund - Service Class	4,516,681	(3,668,451)	848,230	4,755,237
LVIP SSGA Moderate Index Allocation Fund - Standard Class	26,847	(2,610)	24,237	(13,583)
LVIP SSGA Moderate Structured Allocation Fund - Service Class	20,512,314	(12,166,872)	8,345,442	9,927,338
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	28,121	(2,799)	25,322	2,074
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	3,920,442	(3,133,768)	786,674	4,252,106
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	53,481	(10,728)	42,753	(38,917)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	12,445,127	(7,099,300)	5,345,827	7,641,011
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	71,343	(14,802)	56,541	(2,607)
LVIP SSGA S&P 500 Index Fund - Service Class	17,677,012	(17,661,353)	15,659	63,749,435
LVIP SSGA S&P 500 Index Fund - Standard Class	1,031,384	(599,563)	431,821	2,123,612
LVIP SSGA Short-Term Bond Index Fund - Service Class	441,971	(160,730)	281,241	(12,762)
LVIP SSGA Short-Term Bond Index Fund - Standard Class	5,191	(584)	4,607	(35)
LVIP SSGA Small-Cap Index Fund - Service Class	2,592,158	(5,248,361)	(2,656,203)	12,657,731
LVIP SSGA Small-Cap Index Fund - Standard Class	93,887	(55,878)	38,009	144,885
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	$—	$534	$(8,682)	$(7,612)
LVIP JPMorgan High Yield Fund - Service Class	—	(1,386,474)	(14,444,813)	(8,350,643)
LVIP JPMorgan High Yield Fund - Standard Class	—	(1,134)	(89,687)	(34,702)
LVIP JPMorgan Retirement Income Fund - Service Class	443,714	403,869	(717,527)	(231,962)
LVIP JPMorgan Retirement Income Fund - Standard Class	117,648	117,267	(180,819)	(43,158)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	—	10,187,272	(88,696,875)	(81,256,826)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	4,708	(39,383)	(33,787)
LVIP Loomis Sayles Global Growth Fund - Service Class	—	283	(6,062)	(6,045)
LVIP Loomis Sayles Global Growth Fund - Standard Class	—	(2)	(1,435)	(1,430)
LVIP MFS International Equity Managed Volatility Fund - Service Class	—	2,681,407	(45,287,713)	(41,226,175)
LVIP MFS International Growth Fund - Service Class	1,900,048	8,157,628	(27,520,525)	(19,846,626)
LVIP MFS International Growth Fund - Standard Class	4,855	3,588	(61,864)	(52,570)
LVIP MFS Value Fund - Service Class	32,303,047	69,692,263	(178,397,740)	(106,334,416)
LVIP MFS Value Fund - Standard Class	39,051	39,652	(281,143)	(215,211)
LVIP Mondrian International Value Fund - Service Class	3,396,646	5,098,696	(44,923,545)	(35,770,556)
LVIP Mondrian International Value Fund - Standard Class	132,184	248,334	(1,811,653)	(1,419,814)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	4,778,160	5,280,345	(10,877,678)	(6,004,209)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	2,860	40,543	(39,740)	269
LVIP PIMCO Low Duration Bond Fund - Service Class	—	(322,849)	(5,779,244)	(2,885,687)
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	(8,040)	(39,286)	36,199
LVIP SSGA Bond Index Fund - Service Class	—	(2,752,843)	(27,227,655)	(22,974,624)
LVIP SSGA Bond Index Fund - Standard Class	—	(41,315)	(61,875)	9,076
LVIP SSGA Conservative Index Allocation Fund - Service Class	310,214	1,379,771	(5,978,465)	(4,274,994)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	382	368	(6,432)	(4,195)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	1,753,844	3,245,947	(16,559,636)	(11,668,025)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	8,846	9,998	(85,515)	(49,251)
LVIP SSGA Developed International 150 Fund - Service Class	3,624,001	5,618,152	(35,334,271)	(27,153,721)
LVIP SSGA Developed International 150 Fund - Standard Class	16,044	21,270	(147,555)	(106,790)
LVIP SSGA Emerging Markets 100 Fund - Service Class	—	73,919	(30,529,357)	(25,820,416)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(5,124)	(554,364)	(424,021)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	14	11	1,308	1,241
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	—	6,857,182	(96,611,700)	(82,537,927)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	—	3,121	(89,292)	(68,877)
LVIP SSGA International Index Fund - Service Class	—	5,393,856	(54,603,891)	(46,807,467)
LVIP SSGA International Index Fund - Standard Class	—	17,489	(767,900)	(654,325)
LVIP SSGA International Managed Volatility Fund - Service Class	—	4,370,058	(58,543,130)	(52,743,974)
LVIP SSGA International Managed Volatility Fund - Standard Class	—	1,532	(23,830)	(21,045)
LVIP SSGA Large Cap 100 Fund - Service Class	19,448,906	24,962,542	(67,648,031)	(41,880,120)
LVIP SSGA Large Cap 100 Fund - Standard Class	190,191	172,647	(596,772)	(383,015)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	2,816,819	8,417,791	(43,415,189)	(34,560,955)
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	226	10,993	(8,486)	2,258
LVIP SSGA Mid-Cap Index Fund - Service Class	3,852,070	4,015,656	(13,881,436)	(9,796,934)
LVIP SSGA Mid-Cap Index Fund - Standard Class	148,723	173,889	(593,844)	(391,783)
LVIP SSGA Moderate Index Allocation Fund - Service Class	856,484	5,611,721	(25,065,162)	(18,605,211)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	4,480	(9,103)	(104,847)	(89,713)
LVIP SSGA Moderate Structured Allocation Fund - Service Class	9,999,056	19,926,394	(94,667,764)	(66,395,928)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	9,454	11,528	(93,651)	(56,801)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	810,651	5,062,757	(23,754,000)	(17,904,569)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	9,804	(29,113)	(242,261)	(228,621)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	2,601,626	10,242,637	(58,930,148)	(43,341,684)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	13,845	11,238	(262,526)	(194,747)
LVIP SSGA S&P 500 Index Fund - Service Class	19,969,120	83,718,555	(151,833,634)	(68,099,420)
LVIP SSGA S&P 500 Index Fund - Standard Class	991,647	3,115,259	(6,829,363)	(3,282,283)
LVIP SSGA Short-Term Bond Index Fund - Service Class	—	(12,762)	(109,270)	159,209
LVIP SSGA Short-Term Bond Index Fund - Standard Class	—	(35)	(638)	3,934
LVIP SSGA Small-Cap Index Fund - Service Class	11,848,208	24,505,939	(67,350,541)	(45,500,805)
LVIP SSGA Small-Cap Index Fund - Standard Class	302,528	447,413	(1,639,000)	(1,153,578)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	$4,060,886	$(2,296,536)	$1,764,350	$1,205,635
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	106,982	(30,694)	76,288	(92,578)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	5,948,757	(6,767,013)	(818,256)	4,955,354
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	860	(709)	151	10,456
LVIP T. Rowe Price 2010 Fund - Service Class	101,706	(89,255)	12,451	19,127
LVIP T. Rowe Price 2020 Fund - Service Class	151,691	(159,952)	(8,261)	218,265
LVIP T. Rowe Price 2030 Fund - Service Class	67,409	(83,979)	(16,570)	134,175
LVIP T. Rowe Price 2040 Fund - Service Class	61,183	(73,043)	(11,860)	106,163
LVIP T. Rowe Price Growth Stock Fund - Service Class	278,838	(5,066,649)	(4,787,811)	20,606,029
LVIP T. Rowe Price Growth Stock Fund - Standard Class	4,181	(8,607)	(4,426)	332,003
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	306,370	(2,858,391)	(2,552,021)	6,137,677
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	12,115	(57,860)	(45,745)	242,535
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	19,735	(1,222)	18,513	(52)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	17,289,409	(13,320,179)	3,969,230	6,399,813
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	602	(226)	376	307
LVIP Vanguard Domestic Equity ETF Fund - Service Class	2,992,097	(3,434,270)	(442,173)	7,142,794
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	38,733	(13,535)	25,198	37,405
LVIP Vanguard International Equity ETF Fund - Service Class	3,425,604	(2,366,324)	1,059,280	1,456,654
LVIP Vanguard International Equity ETF Fund - Standard Class	156,500	(22,353)	134,147	(7,822)
LVIP Wellington Capital Growth Fund - Service Class	—	(3,854,603)	(3,854,603)	26,894,211
LVIP Wellington Capital Growth Fund - Standard Class	—	(1,297)	(1,297)	6,069
LVIP Wellington Mid-Cap Value Fund - Service Class	443,816	(1,533,738)	(1,089,922)	3,186,622
LVIP Wellington Mid-Cap Value Fund - Standard Class	3,520	(1,510)	2,010	1,634
LVIP Western Asset Core Bond Fund - Service Class	3,712,380	(1,222,183)	2,490,197	(239,389)
LVIP Western Asset Core Bond Fund - Standard Class	126,822	(10,335)	116,487	(2,616)
MFS® VIT Growth Series - Initial Class	3,660	(54,287)	(50,627)	85,689
MFS® VIT Growth Series - Service Class	—	(1,728,611)	(1,728,611)	4,986,130
MFS® VIT Total Return Series - Initial Class	129,978	(85,065)	44,913	(34,552)
MFS® VIT Total Return Series - Service Class	1,548,835	(1,150,281)	398,554	(81,421)
MFS® VIT Utilities Series - Initial Class	73,233	(92,589)	(19,356)	(17,111)
MFS® VIT Utilities Series - Service Class	1,541,071	(2,890,228)	(1,349,157)	2,111,522
MFS® VIT II Core Equity Portfolio - Service Class	10,785	(41,406)	(30,621)	21,333
MFS® VIT II International Value Portfolio - Initial Class	7,089	(3,542)	3,547	33,331
MFS® VIT II International Value Portfolio - Service Class	295,578	(368,650)	(73,072)	582,586
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	8,805	(1,102)	7,703	(647)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	193,055	(81,610)	111,445	(116,669)
Morgan Stanley VIF Growth Portfolio - Class II	—	(27,890)	(27,890)	151,869
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	163,111	(430,263)	(267,152)	1,334,075
Oppenheimer Global Fund/VA Service Shares	65,391	(85,161)	(19,770)	317,995
Oppenheimer International Growth Fund/VA Non-Service Shares	11,642	(4,099)	7,543	(9,204)
Oppenheimer International Growth Fund/VA Service Shares	82,572	(159,247)	(76,675)	236,906
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	1,849	(2,625)	(776)	2,500
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	6,838	(146,649)	(139,811)	(40,284)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	113,194	(40,585)	72,609	(38,923)
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	4,416	(570)	3,846	(1,448)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	249,264	(182,146)	67,118	(913,172)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	590	(111)	479	(3,553)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	113,336	(51,867)	61,469	11,971
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	1,288	(172)	1,116	15
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	136,181	(39,839)	96,342	(24,469)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	1,816	(170)	1,646	(1,461)
Putnam VT Equity Income Fund - Class IB	8,088	(19,759)	(11,671)	21,268
Putnam VT George Putnam Balanced Fund - Class IA	2,124	(838)	1,286	7,769
Putnam VT George Putnam Balanced Fund - Class IB	106,274	(305,839)	(199,565)	219,581
Putnam VT Global Health Care Fund - Class IA	1,979	(772)	1,207	(5,236)
Putnam VT Global Health Care Fund - Class IB	157,757	(194,787)	(37,030)	(916,147)
Putnam VT Income Fund - Class IA	—	(63)	(63)	—

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	$3,402,297	$4,607,932	$(27,952,432)	$(21,580,150)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	91,479	(1,099)	(639,514)	(564,325)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	—	4,955,354	(57,169,071)	(53,031,973)
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	10,456	(13,276)	(2,669)
LVIP T. Rowe Price 2010 Fund - Service Class	356,905	376,032	(720,672)	(332,189)
LVIP T. Rowe Price 2020 Fund - Service Class	499,539	717,804	(1,414,568)	(705,025)
LVIP T. Rowe Price 2030 Fund - Service Class	127,776	261,951	(685,915)	(440,534)
LVIP T. Rowe Price 2040 Fund - Service Class	164,939	271,102	(733,254)	(474,012)
LVIP T. Rowe Price Growth Stock Fund - Service Class	26,318,046	46,924,075	(51,106,805)	(8,970,541)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	171,581	503,584	(618,634)	(119,476)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	14,936,144	21,073,821	(28,645,862)	(10,124,062)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	251,094	493,629	(537,266)	(89,382)
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	—	(52)	(42,348)	(23,887)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	145,819	6,545,632	(76,849,222)	(66,334,360)
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	5	312	(2,425)	(1,737)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	516,837	7,659,631	(24,162,720)	(16,945,262)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	5,105	42,510	(264,952)	(197,244)
LVIP Vanguard International Equity ETF Fund - Service Class	—	1,456,654	(31,180,568)	(28,664,634)
LVIP Vanguard International Equity ETF Fund - Standard Class	—	(7,822)	(1,030,991)	(904,666)
LVIP Wellington Capital Growth Fund - Service Class	23,166,801	50,061,012	(44,072,819)	2,133,590
LVIP Wellington Capital Growth Fund - Standard Class	49,150	55,219	(160,216)	(106,294)
LVIP Wellington Mid-Cap Value Fund - Service Class	3,078,189	6,264,811	(21,695,813)	(16,520,924)
LVIP Wellington Mid-Cap Value Fund - Standard Class	12,031	13,665	(87,357)	(71,682)
LVIP Western Asset Core Bond Fund - Service Class	—	(239,389)	(3,356,511)	(1,105,703)
LVIP Western Asset Core Bond Fund - Standard Class	—	(2,616)	(95,990)	17,881
MFS® VIT Growth Series - Initial Class	271,586	357,275	(282,089)	24,559
MFS® VIT Growth Series - Service Class	8,872,241	13,858,371	(13,083,861)	(954,101)
MFS® VIT Total Return Series - Initial Class	264,843	230,291	(684,208)	(409,004)
MFS® VIT Total Return Series - Service Class	3,566,468	3,485,047	(9,774,120)	(5,890,519)
MFS® VIT Utilities Series - Initial Class	25,427	8,316	(2,136)	(13,176)
MFS® VIT Utilities Series - Service Class	704,525	2,816,047	(2,593,268)	(1,126,378)
MFS® VIT II Core Equity Portfolio - Service Class	261,745	283,078	(371,978)	(119,521)
MFS® VIT II International Value Portfolio - Initial Class	7,138	40,469	(133,152)	(89,136)
MFS® VIT II International Value Portfolio - Service Class	367,483	950,069	(4,424,005)	(3,547,008)
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	10,989	10,342	(43,629)	(25,584)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	262,641	145,972	(895,252)	(637,835)
Morgan Stanley VIF Growth Portfolio - Class II	540,099	691,968	(508,982)	155,096
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,130,010	2,464,085	(6,154,708)	(3,957,775)
Oppenheimer Global Fund/VA Service Shares	609,896	927,891	(2,111,026)	(1,202,905)
Oppenheimer International Growth Fund/VA Non-Service Shares	26,346	17,142	(181,272)	(156,587)
Oppenheimer International Growth Fund/VA Service Shares	261,720	498,626	(3,551,737)	(3,129,786)
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	76,162	78,662	(161,751)	(83,865)
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	1,492,429	1,452,145	(2,956,013)	(1,643,679)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(38,923)	(307,382)	(273,696)
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	—	(1,448)	(12,188)	(9,790)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	—	(913,172)	(1,100,324)	(1,946,378)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	—	(3,553)	(290)	(3,364)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	—	11,971	(89,843)	(16,403)
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	—	15	(798)	333
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	(24,469)	(285,079)	(213,206)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	—	(1,461)	(2,202)	(2,017)
Putnam VT Equity Income Fund - Class IB	51,878	73,146	(180,965)	(119,490)
Putnam VT George Putnam Balanced Fund - Class IA	—	7,769	(5,101)	3,954
Putnam VT George Putnam Balanced Fund - Class IB	—	219,581	(1,391,585)	(1,371,569)
Putnam VT Global Health Care Fund - Class IA	26,241	21,005	(28,508)	(6,296)
Putnam VT Global Health Care Fund - Class IB	2,628,008	1,711,861	(2,122,175)	(447,344)
Putnam VT Income Fund - Class IA	—	—	(20)	(83)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Putnam VT Income Fund - Class IB	$189,940	$(82,522)	$107,418	$(34,650)
Putnam VT Multi-Asset Absolute Return Fund - Class IA	9	(4)	5	—
Putnam VT Multi-Asset Absolute Return Fund - Class IB	10,645	(32,615)	(21,970)	(9,529)
QS Variable Conservative Growth - Class II	101,562	(36,774)	64,788	(11,047)
Rational Trend Aggregation VA Fund	47,373	(16,212)	31,161	2,677
SEI VP Market Growth Strategy Fund - Class II	43,032	(11,421)	31,611	(1,890)
SEI VP Market Growth Strategy Fund - Class III	51,265	(35,905)	15,360	12,800
SEI VP Market Plus Strategy Fund - Class III	41,084	(24,053)	17,031	4,999
Templeton Foreign VIP Fund - Class 1	1,590	(172)	1,418	(908)
Templeton Foreign VIP Fund - Class 4	81,462	(40,384)	41,078	8,945
Templeton Global Bond VIP Fund - Class 1	—	(13,819)	(13,819)	(21,994)
Templeton Global Bond VIP Fund - Class 2	—	(5,125,440)	(5,125,440)	(1,941,233)
Templeton Global Bond VIP Fund - Class 4	—	(324,821)	(324,821)	44,377
Templeton Growth VIP Fund - Class 2	541,072	(467,018)	74,054	684,358
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(42,986)	(42,986)	15,461
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(1,423)	(1,423)	(1,477)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	584,750	(168,929)	415,821	(39,562)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	24,403	(3,013)	21,390	(15,859)
Virtus Rampart Equity Trend Series - Class A Shares	600	(8,389)	(7,789)	(324,474)
Virtus Rampart Equity Trend Series - Class I Shares	—	—	—	(10)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Putnam VT Income Fund - Class IB	$—	$(34,650)	$(134,145)	$(61,377)
Putnam VT Multi-Asset Absolute Return Fund - Class IA	51	51	(164)	(108)
Putnam VT Multi-Asset Absolute Return Fund - Class IB	109,995	100,466	(347,284)	(268,788)
QS Variable Conservative Growth - Class II	76,099	65,052	(360,527)	(230,687)
Rational Trend Aggregation VA Fund	—	2,677	(100,651)	(66,813)
SEI VP Market Growth Strategy Fund - Class II	16,244	14,354	(213,165)	(167,200)
SEI VP Market Growth Strategy Fund - Class III	19,749	32,549	(291,884)	(243,975)
SEI VP Market Plus Strategy Fund - Class III	—	4,999	(265,960)	(243,930)
Templeton Foreign VIP Fund - Class 1	—	(908)	(8,023)	(7,513)
Templeton Foreign VIP Fund - Class 4	—	8,945	(655,553)	(605,530)
Templeton Global Bond VIP Fund - Class 1	—	(21,994)	93,353	57,540
Templeton Global Bond VIP Fund - Class 2	—	(1,941,233)	8,187,265	1,120,592
Templeton Global Bond VIP Fund - Class 4	—	44,377	473,040	192,596
Templeton Growth VIP Fund - Class 2	2,291,527	2,975,885	(7,429,636)	(4,379,697)
VanEck VIP Global Hard Assets Fund - Class S Shares	—	15,461	(999,132)	(1,026,657)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(1,477)	(113,340)	(116,240)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	(39,562)	(924,085)	(547,826)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	—	(15,859)	(31,951)	(26,420)
Virtus Rampart Equity Trend Series - Class A Shares	438,094	113,620	(75,112)	30,719
Virtus Rampart Equity Trend Series - Class I Shares	16	6	(6)	—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2017 and 2018

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Growth and Income Portfolio - Class B Subaccount	AB VPS International Value Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2017	$24,562,976	$—	$2,454	$9,426,032	$382,005	$191,725,194	$241,029
Changes From Operations:
• Net investment income (loss)	(389,303)	(2)	(5)	(166,871)	141	(2,749,812)	10,979
• Net realized gain (loss) on investments	2,270,665	(34)	439	2,620,876	24,679	13,574,782	(5,202)
• Net change in unrealized appreciation or depreciation on investments	6,286,429	—	79	184,619	26,678	10,802,593	(4,750)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,167,791	(36)	513	2,638,624	51,498	21,627,563	1,027
Changes From Unit Transactions:
• Net unit transactions	(955,258)	36	(1,735)	(1,839,156)	25,264	(963,628)	304,113
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(955,258)	36	(1,735)	(1,839,156)	25,264	(963,628)	304,113
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,212,533	—	(1,222)	799,468	76,762	20,663,935	305,140
NET ASSETS AT DECEMBER 31, 2017	31,775,509	—	1,232	10,225,500	458,767	212,389,129	546,169
Changes From Operations:
• Net investment income (loss)	(508,310)	(231)	(1)	(168,799)	(405)	(2,866,983)	7,371
• Net realized gain (loss) on investments	2,249,509	571	1	1,710,885	83,597	20,268,836	(18,907)
• Net change in unrealized appreciation or depreciation on investments	(5,287,583)	—	(289)	(1,383,116)	(188,315)	(51,595,867)	(64,924)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,546,384)	340	(289)	158,970	(105,123)	(34,194,014)	(76,460)
Changes From Unit Transactions:
• Net unit transactions	(356,188)	(340)	(27)	(1,929,637)	282,560	(4,230,822)	(127,264)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(356,188)	(340)	(27)	(1,929,637)	282,560	(4,230,822)	(127,264)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,902,572)	—	(316)	(1,770,667)	177,437	(38,424,836)	(203,724)
NET ASSETS AT DECEMBER 31, 2018	$27,872,937	$—	$916	$8,454,833	$636,204	$173,964,293	$342,445

See accompanying notes.

	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class I Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class I Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2017	$5,468,502	$26,876	$5,435,000	$55,445	$4,509,989	$3,972,301
Changes From Operations:
• Net investment income (loss)	42,748	1,269	111,242	(259)	(77,899)	(42,954)
• Net realized gain (loss) on investments	91,369	4,340	207,041	404	77,695	104,529
• Net change in unrealized appreciation or depreciation on investments	(223,707)	3,928	1,142,348	7,053	716,112	421,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(89,590)	9,537	1,460,631	7,198	715,908	483,369
Changes From Unit Transactions:
• Net unit transactions	284,381	18,071	2,361,862	(2,738)	4,917,230	506,704
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	284,381	18,071	2,361,862	(2,738)	4,917,230	506,704
TOTAL INCREASE (DECREASE) IN NET ASSETS	194,791	27,608	3,822,493	4,460	5,633,138	990,073
NET ASSETS AT DECEMBER 31, 2017	5,663,293	54,484	9,257,493	59,905	10,143,127	4,962,374
Changes From Operations:
• Net investment income (loss)	35,138	6,836	467,993	(569)	(141,967)	(51,970)
• Net realized gain (loss) on investments	(74,743)	483	249,863	14,818	514,313	255,471
• Net change in unrealized appreciation or depreciation on investments	(1,049,783)	(23,913)	(2,292,531)	(37,207)	(1,477,937)	(472,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,089,388)	(16,594)	(1,574,675)	(22,958)	(1,105,591)	(269,084)
Changes From Unit Transactions:
• Net unit transactions	(311,502)	79,775	2,436,075	245,025	4,818,311	105,875
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(311,502)	79,775	2,436,075	245,025	4,818,311	105,875
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,400,890)	63,181	861,400	222,067	3,712,720	(163,209)
NET ASSETS AT DECEMBER 31, 2018	$4,262,403	$117,665	$10,118,893	$281,972	$13,855,847	$4,799,165

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Century VP Balanced Fund - Class I Subaccount	American Century VP Balanced Fund - Class II Subaccount	American Century VP Inflation Protection Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class I Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$18,291,592	$27,225	$—	$—	$13,813,111	$—
Changes From Operations:
• Net investment income (loss)	525	(70,865)	100	405	476	215,583	39,839
• Net realized gain (loss) on investments	1,942	1,987,102	(105)	413	8,787	931,624	75,136
• Net change in unrealized appreciation or depreciation on investments	2,509	2,006,722	321	6,394	128,091	1,457,181	87,616
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,976	3,922,959	316	7,212	137,354	2,604,388	202,591
Changes From Unit Transactions:
• Net unit transactions	66,711	28,095,270	(1,738)	345,297	3,647,008	2,432,427	3,890,774
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	66,711	28,095,270	(1,738)	345,297	3,647,008	2,432,427	3,890,774
TOTAL INCREASE (DECREASE) IN NET ASSETS	71,687	32,018,229	(1,422)	352,509	3,784,362	5,036,815	4,093,365
NET ASSETS AT DECEMBER 31, 2017	71,687	50,309,821	25,803	352,509	3,784,362	18,849,926	4,093,365
Changes From Operations:
• Net investment income (loss)	1,518	(190,914)	154	8,757	20,070	243,596	90,109
• Net realized gain (loss) on investments	2,250	806,053	(83)	23,322	338,745	928,998	268,196
• Net change in unrealized appreciation or depreciation on investments	(13,711)	(4,655,929)	(1,282)	(127,934)	(1,807,775)	(2,027,832)	(745,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,943)	(4,040,790)	(1,211)	(95,855)	(1,448,960)	(855,238)	(386,969)
Changes From Unit Transactions:
• Net unit transactions	150,141	22,276,143	(1,711)	780,371	12,052,391	(839,865)	3,150,293
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	150,141	22,276,143	(1,711)	780,371	12,052,391	(839,865)	3,150,293
TOTAL INCREASE (DECREASE) IN NET ASSETS	140,198	18,235,353	(2,922)	684,516	10,603,431	(1,695,103)	2,763,324
NET ASSETS AT DECEMBER 31, 2018	$211,885	$68,545,174	$22,881	$1,037,025	$14,387,793	$17,154,823	$6,856,689

See accompanying notes.

	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1A Subaccount	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount	American Funds Bond Fund - Class 1 Subaccount	American Funds Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2017	$87,672,209	$3,345,018	$—	$19,617,556	$3,654,693	$—
Changes From Operations:
• Net investment income (loss)	214,204	60,331	9,450	218,570	88,363	13,913
• Net realized gain (loss) on investments	5,587,092	190,384	5,618	1,127,565	84,301	2,764
• Net change in unrealized appreciation or depreciation on investments	8,362,048	374,121	34,242	2,335,588	2,575	(12,038)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,163,344	624,836	49,310	3,681,723	175,239	4,639
Changes From Unit Transactions:
• Net unit transactions	23,264,196	520,019	569,417	6,576,248	2,531,755	1,056,919
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	23,264,196	520,019	569,417	6,576,248	2,531,755	1,056,919
TOTAL INCREASE (DECREASE) IN NET ASSETS	37,427,540	1,144,855	618,727	10,257,971	2,706,994	1,061,558
NET ASSETS AT DECEMBER 31, 2017	125,099,749	4,489,873	618,727	29,875,527	6,361,687	1,061,558
Changes From Operations:
• Net investment income (loss)	468,300	53,214	53,962	253,741	120,553	59,075
• Net realized gain (loss) on investments	5,881,415	386,097	172,792	2,626,000	(15,705)	(11,352)
• Net change in unrealized appreciation or depreciation on investments	(16,813,269)	(786,699)	(557,725)	(6,335,895)	(191,921)	(40,733)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,463,554)	(347,388)	(330,971)	(3,456,154)	(87,073)	6,990
Changes From Unit Transactions:
• Net unit transactions	20,198,106	(562,790)	2,863,436	5,499,893	78,415	2,154,056
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,198,106	(562,790)	2,863,436	5,499,893	78,415	2,154,056
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,734,552	(910,178)	2,532,465	2,043,739	(8,658)	2,161,046
NET ASSETS AT DECEMBER 31, 2018	$134,834,301	$3,579,695	$3,151,192	$31,919,266	$6,353,029	$3,222,604

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1A Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Global Balanced Fund - Class 1 Subaccount	American Funds Global Balanced Fund - Class 1A Subaccount	American Funds Global Bond Fund - Class 1 Subaccount	American Funds Global Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2017	$916,505	$—	$26,593,272	$555,860	$—	$2,222,585	$—
Changes From Operations:
• Net investment income (loss)	24,575	3,942	400,773	2,562	2,151	(6,908)	251
• Net realized gain (loss) on investments	3,223	373	155,431	24,051	5,752	13,876	2
• Net change in unrealized appreciation or depreciation on investments	87,902	8,219	2,565,470	71,308	(3,084)	151,748	287
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	115,700	12,534	3,121,674	97,921	4,819	158,716	540
Changes From Unit Transactions:
• Net unit transactions	(28,134)	441,846	5,167,176	(97,606)	234,059	448,480	63,423
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(28,134)	441,846	5,167,176	(97,606)	234,059	448,480	63,423
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,566	454,380	8,288,850	315	238,878	607,196	63,963
NET ASSETS AT DECEMBER 31, 2017	1,004,071	454,380	34,882,122	556,175	238,878	2,829,781	63,963
Changes From Operations:
• Net investment income (loss)	27,947	47,626	545,419	4,965	23,484	43,903	7,020
• Net realized gain (loss) on investments	7,797	(9,696)	139,255	7,213	12,616	6,263	(5,545)
• Net change in unrealized appreciation or depreciation on investments	(112,497)	(207,958)	(3,937,695)	(47,666)	(198,744)	(115,230)	(9,987)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,753)	(170,028)	(3,253,021)	(35,488)	(162,644)	(65,064)	(8,512)
Changes From Unit Transactions:
• Net unit transactions	93,588	2,391,560	6,433,775	(2,195)	1,882,342	66,743	334,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	93,588	2,391,560	6,433,775	(2,195)	1,882,342	66,743	334,794
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,835	2,221,532	3,180,754	(37,683)	1,719,698	1,679	326,282
NET ASSETS AT DECEMBER 31, 2018	$1,020,906	$2,675,912	$38,062,876	$518,492	$1,958,576	$2,831,460	$390,245
See accompanying notes.

	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,471,459	$—	$2,168,663	$—	$273,063,601	$16,824,684
Changes From Operations:
• Net investment income (loss)	19,067	2,041	3,874	8,520	(2,672,602)	(109,681)
• Net realized gain (loss) on investments	97,055	166	120,128	18,352	19,557,921	919,394
• Net change in unrealized appreciation or depreciation on investments	226,006	4,875	516,472	75,287	59,570,380	5,392,170
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	342,128	7,082	640,474	102,159	76,455,699	6,201,883
Changes From Unit Transactions:
• Net unit transactions	(398,235)	112,286	(578,432)	1,627,122	(41,018,472)	14,649,703
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(398,235)	112,286	(578,432)	1,627,122	(41,018,472)	14,649,703
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,107)	119,368	62,042	1,729,281	35,437,227	20,851,586
NET ASSETS AT DECEMBER 31, 2017	1,415,352	119,368	2,230,705	1,729,281	308,500,828	37,676,270
Changes From Operations:
• Net investment income (loss)	13,710	13,708	4,657	9,629	(2,633,556)	(234,976)
• Net realized gain (loss) on investments	113,614	53,791	184,927	263,349	30,597,533	3,426,185
• Net change in unrealized appreciation or depreciation on investments	(274,135)	(185,770)	(386,029)	(678,727)	(56,508,947)	(8,543,563)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,811)	(118,271)	(196,445)	(405,749)	(28,544,970)	(5,352,354)
Changes From Unit Transactions:
• Net unit transactions	35,397	914,921	(86,834)	3,251,926	(24,990,844)	12,196,515
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,397	914,921	(86,834)	3,251,926	(24,990,844)	12,196,515
TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,414)	796,650	(283,279)	2,846,177	(53,535,814)	6,844,161
NET ASSETS AT DECEMBER 31, 2018	$1,303,938	$916,018	$1,947,426	$4,575,458	$254,965,014	$44,520,431

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 1A Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 1A Subaccount	American Funds Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,145,718	$—	$378,822,041	$5,070,326	$8,098,393	$—	$1,372,744,558
Changes From Operations:
• Net investment income (loss)	(1,359)	366	(3,297,018)	(56,986)	910	7,892	(16,826,500)
• Net realized gain (loss) on investments	(1,054)	36	7,584,848	(30,920)	967,366	64,700	208,002,657
• Net change in unrealized appreciation or depreciation on investments	298,153	22,388	82,252,839	1,613,350	1,339,803	121,115	147,458,557
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	295,740	22,790	86,540,669	1,525,444	2,308,079	193,707	338,634,714
Changes From Unit Transactions:
• Net unit transactions	5,968	158,856	(57,909,496)	3,518,245	195,691	2,609,248	(217,419,112)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,968	158,856	(57,909,496)	3,518,245	195,691	2,609,248	(217,419,112)
TOTAL INCREASE (DECREASE) IN NET ASSETS	301,708	181,646	28,631,173	5,043,689	2,503,770	2,802,955	121,215,602
NET ASSETS AT DECEMBER 31, 2017	1,447,426	181,646	407,453,214	10,114,015	10,602,163	2,802,955	1,493,960,160
Changes From Operations:
• Net investment income (loss)	(6,287)	(773)	(4,550,150)	(141,812)	(8,147)	17,131	(18,105,434)
• Net realized gain (loss) on investments	84,834	26,987	28,170,378	561,245	1,387,281	658,554	213,278,149
• Net change in unrealized appreciation or depreciation on investments	(228,657)	(74,295)	(65,334,464)	(2,266,987)	(1,341,291)	(1,300,717)	(203,525,958)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(150,110)	(48,081)	(41,714,236)	(1,847,554)	37,843	(625,032)	(8,353,243)
Changes From Unit Transactions:
• Net unit transactions	(50,348)	208,643	(35,812,253)	4,269,334	(1,069,188)	7,624,252	(218,110,219)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,348)	208,643	(35,812,253)	4,269,334	(1,069,188)	7,624,252	(218,110,219)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(200,458)	160,562	(77,526,489)	2,421,780	(1,031,345)	6,999,220	(226,463,462)
NET ASSETS AT DECEMBER 31, 2018	$1,246,968	$342,208	$329,926,725	$12,535,795	$9,570,818	$9,802,175	$1,267,496,698

See accompanying notes.

	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth-Income Fund - Class 1 Subaccount	American Funds Growth-Income Fund - Class 1A Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$52,085,976	$4,355,827	$—	$1,856,720,868	$34,742,603	$1,306,921
Changes From Operations:
• Net investment income (loss)	(545,492)	56,839	21,071	(1,723,925)	167,922	102,877
• Net realized gain (loss) on investments	7,526,460	395,824	16,666	192,416,448	3,243,577	(1,112)
• Net change in unrealized appreciation or depreciation on investments	10,507,894	710,452	80,393	168,212,172	5,954,830	(1,115)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,488,862	1,163,115	118,130	358,904,695	9,366,329	100,650
Changes From Unit Transactions:
• Net unit transactions	35,749,979	1,127,372	2,039,285	(263,280,319)	25,051,672	324,489
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,749,979	1,127,372	2,039,285	(263,280,319)	25,051,672	324,489
TOTAL INCREASE (DECREASE) IN NET ASSETS	53,238,841	2,290,487	2,157,415	95,624,376	34,418,001	425,139
NET ASSETS AT DECEMBER 31, 2017	105,324,817	6,646,314	2,157,415	1,952,345,244	69,160,604	1,732,060
Changes From Operations:
• Net investment income (loss)	(1,123,662)	57,525	74,730	(1,787,724)	167,632	96,516
• Net realized gain (loss) on investments	13,314,929	574,372	402,427	200,150,007	6,432,167	(9,368)
• Net change in unrealized appreciation or depreciation on investments	(15,934,407)	(728,299)	(825,000)	(240,243,498)	(11,061,067)	(137,382)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,743,140)	(96,402)	(347,843)	(41,881,215)	(4,461,268)	(50,234)
Changes From Unit Transactions:
• Net unit transactions	22,740,309	(578,322)	4,911,761	(250,611,093)	27,849,350	(17,681)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	22,740,309	(578,322)	4,911,761	(250,611,093)	27,849,350	(17,681)
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,997,169	(674,724)	4,563,918	(292,492,308)	23,388,082	(67,915)
NET ASSETS AT DECEMBER 31, 2018	$124,321,986	$5,971,590	$6,721,333	$1,659,852,936	$92,548,686	$1,664,145

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds High-Income Bond Fund - Class 1A Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 1A Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds International Growth and Income Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$3,500,191	$—	$629,030,458	$15,447,183	$1,418,750	$—
Changes From Operations:
• Net investment income (loss)	10,623	47,304	14,363	(1,385,986)	91,377	25,825	12,938
• Net realized gain (loss) on investments	59	100,188	8,230	23,714,378	432,858	1,296	25
• Net change in unrealized appreciation or depreciation on investments	(6,055)	1,233,062	89,544	157,187,166	5,096,957	329,101	9,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,627	1,380,554	112,137	179,515,558	5,621,192	356,222	22,273
Changes From Unit Transactions:
• Net unit transactions	382,724	1,309,044	1,511,923	(102,398,478)	10,913,614	(34,865)	641,508
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	382,724	1,309,044	1,511,923	(102,398,478)	10,913,614	(34,865)	641,508
TOTAL INCREASE (DECREASE) IN NET ASSETS	387,351	2,689,598	1,624,060	77,117,080	16,534,806	321,357	663,781
NET ASSETS AT DECEMBER 31, 2017	387,351	6,189,789	1,624,060	706,147,538	31,981,989	1,740,107	663,781
Changes From Operations:
• Net investment income (loss)	33,288	76,176	79,246	1,547,544	195,303	29,725	7,531
• Net realized gain (loss) on investments	3,266	386,680	174,215	43,840,304	2,066,369	471	(2,366)
• Net change in unrealized appreciation or depreciation on investments	(52,583)	(1,311,947)	(1,001,750)	(140,166,961)	(8,410,510)	(266,183)	(65,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,029)	(849,091)	(748,289)	(94,779,113)	(6,148,838)	(235,987)	(60,353)
Changes From Unit Transactions:
• Net unit transactions	262,673	94,939	4,049,689	(43,825,097)	11,765,074	153,511	(174,379)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	262,673	94,939	4,049,689	(43,825,097)	11,765,074	153,511	(174,379)
TOTAL INCREASE (DECREASE) IN NET ASSETS	246,644	(754,152)	3,301,400	(138,604,210)	5,616,236	(82,476)	(234,732)
NET ASSETS AT DECEMBER 31, 2018	$633,995	$5,435,637	$4,925,460	$567,543,328	$37,598,225	$1,657,631	$429,049

See accompanying notes.

	American Funds Managed Risk Asset Allocation Fund - Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth-Income Fund - Class P1 Subaccount	American Funds Managed Risk International Fund - Class P1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,208,325	$68,793,798	$147,587	$117,497	$24,076	$42,593
Changes From Operations:
• Net investment income (loss)	(2,918)	(649,360)	175	(259)	(92)	(131)
• Net realized gain (loss) on investments	59,041	1,386,267	10,986	16,157	962	5,383
• Net change in unrealized appreciation or depreciation on investments	3,801	9,775,520	1,594	19,853	3,080	3,909
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,924	10,512,427	12,755	35,751	3,950	9,161
Changes From Unit Transactions:
• Net unit transactions	(384,944)	27,266,278	(75,933)	(47,943)	(1,887)	(35,909)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(384,944)	27,266,278	(75,933)	(47,943)	(1,887)	(35,909)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(325,020)	37,778,705	(63,178)	(12,192)	2,063	(26,748)
NET ASSETS AT DECEMBER 31, 2017	883,305	106,572,503	84,409	105,305	26,139	15,845
Changes From Operations:
• Net investment income (loss)	3,681	(149,360)	8,002	(1,483)	40	3,306
• Net realized gain (loss) on investments	38,425	5,075,322	506	(6,310)	1,756	(1,174)
• Net change in unrealized appreciation or depreciation on investments	(113,503)	(12,888,337)	(41,982)	(35,392)	(2,689)	(28,108)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(71,397)	(7,962,375)	(33,474)	(43,185)	(893)	(25,976)
Changes From Unit Transactions:
• Net unit transactions	783,940	20,764,669	317,579	393,677	19,510	279,179
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	783,940	20,764,669	317,579	393,677	19,510	279,179
TOTAL INCREASE (DECREASE) IN NET ASSETS	712,543	12,802,294	284,105	350,492	18,617	253,203
NET ASSETS AT DECEMBER 31, 2018	$1,595,848	$119,374,797	$368,514	$455,797	$44,756	$269,048

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds Mortgage Fund - Class 1 Subaccount	American Funds Mortgage Fund - Class 1A Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 1A Subaccount	American Funds New World Fund® - Class 4 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$373,841	$—	$4,621,446	$2,941,699	$—	$14,556,375	$246,784
Changes From Operations:
• Net investment income (loss)	2,608	851	1,798	18,425	5,121	(60,618)	1,176
• Net realized gain (loss) on investments	2,547	609	14,400	42,357	469	331,994	(1,668)
• Net change in unrealized appreciation or depreciation on investments	(3,791)	(1,290)	(33,263)	896,932	36,941	4,212,925	2,886
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,364	170	(17,065)	957,714	42,531	4,484,301	2,394
Changes From Unit Transactions:
• Net unit transactions	42,286	93,553	463,083	262,910	606,899	5,047,911	(60,845)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,286	93,553	463,083	262,910	606,899	5,047,911	(60,845)
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,650	93,723	446,018	1,220,624	649,430	9,532,212	(58,451)
NET ASSETS AT DECEMBER 31, 2017	417,491	93,723	5,067,464	4,162,323	649,430	24,088,587	188,333
Changes From Operations:
• Net investment income (loss)	5,697	12,264	32,717	18,233	11,901	(108,528)	2,018
• Net realized gain (loss) on investments	(1,877)	(328)	(43,356)	147,465	17,333	1,073,374	(3,530)
• Net change in unrealized appreciation or depreciation on investments	(4,338)	(67)	(47,446)	(812,992)	(304,452)	(5,311,164)	826
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(518)	11,869	(58,085)	(647,294)	(275,218)	(4,346,318)	(686)
Changes From Unit Transactions:
• Net unit transactions	144,307	623,269	310,540	379,831	1,342,235	6,041,880	(18,916)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	144,307	623,269	310,540	379,831	1,342,235	6,041,880	(18,916)
TOTAL INCREASE (DECREASE) IN NET ASSETS	143,789	635,138	252,455	(267,463)	1,067,017	1,695,562	(19,602)
NET ASSETS AT DECEMBER 31, 2018	$561,280	$728,861	$5,319,919	$3,894,860	$1,716,447	$25,784,149	$168,731

See accompanying notes.

	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1A Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class I Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$3,731,880	$1,118,809,230	$9,323	$3,328,776	$198,293
Changes From Operations:
• Net investment income (loss)	961	35,532	(4,878,875)	348	57,959	507
• Net realized gain (loss) on investments	199	56,170	14,905,930	10	7,425	15,866
• Net change in unrealized appreciation or depreciation on investments	(1,406)	430,758	116,290,099	946	327,006	19,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(246)	522,460	126,317,154	1,304	392,390	36,038
Changes From Unit Transactions:
• Net unit transactions	293,164	711,381	(98,559,398)	4,327	724,034	75,264
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	293,164	711,381	(98,559,398)	4,327	724,034	75,264
TOTAL INCREASE (DECREASE) IN NET ASSETS	292,918	1,233,841	27,757,756	5,631	1,116,424	111,302
NET ASSETS AT DECEMBER 31, 2017	292,918	4,965,721	1,146,566,986	14,954	4,445,200	309,595
Changes From Operations:
• Net investment income (loss)	19,982	10,264	(9,107,348)	(145)	(38,610)	739
• Net realized gain (loss) on investments	(3,456)	290,731	50,568,594	4,328	258,155	20,508
• Net change in unrealized appreciation or depreciation on investments	8,433	(574,070)	(139,799,717)	(894)	(164,409)	(47,360)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,959	(273,075)	(98,338,471)	3,289	55,136	(26,113)
Changes From Unit Transactions:
• Net unit transactions	1,182,545	(1,195,449)	(87,671,978)	(18,243)	(4,500,336)	(5,616)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,182,545	(1,195,449)	(87,671,978)	(18,243)	(4,500,336)	(5,616)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,207,504	(1,468,524)	(186,010,449)	(14,954)	(4,445,200)	(31,729)
NET ASSETS AT DECEMBER 31, 2018	$1,500,422	$3,497,197	$960,556,537	$—	$—	$277,866

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class I Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 1 Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$19,053,014	$—	$—	$313,621	$21,578,620	$—	$—
Changes From Operations:
• Net investment income (loss)	(192,719)	142	(42,168)	(253)	(298,385)	548	5,974
• Net realized gain (loss) on investments	1,207,903	14,247	602,620	27,508	1,919,792	(36)	4
• Net change in unrealized appreciation or depreciation on investments	1,794,484	10,454	254,057	18,975	1,134,157	3,133	14,410
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,809,668	24,843	814,509	46,230	2,755,564	3,645	20,388
Changes From Unit Transactions:
• Net unit transactions	393,185	311,242	13,075,944	173,341	6,929,888	161,407	470,186
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	393,185	311,242	13,075,944	173,341	6,929,888	161,407	470,186
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,202,853	336,085	13,890,453	219,571	9,685,452	165,052	490,574
NET ASSETS AT DECEMBER 31, 2017	22,255,867	336,085	13,890,453	533,192	31,264,072	165,052	490,574
Changes From Operations:
• Net investment income (loss)	(181,414)	(148)	(522,371)	(16)	(387,317)	(430)	(7,327)
• Net realized gain (loss) on investments	1,417,896	44,262	1,652,646	10,915	770,156	(1,143)	(4,164)
• Net change in unrealized appreciation or depreciation on investments	(3,348,241)	(148,357)	(5,558,918)	(86,126)	(5,536,921)	(29,156)	(114,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,111,759)	(104,243)	(4,428,643)	(75,227)	(5,154,082)	(30,729)	(125,796)
Changes From Unit Transactions:
• Net unit transactions	(149,808)	1,317,522	50,764,690	31,627	6,022,693	62,013	357,246
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(149,808)	1,317,522	50,764,690	31,627	6,022,693	62,013	357,246
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,261,567)	1,213,279	46,336,047	(43,600)	868,611	31,284	231,450
NET ASSETS AT DECEMBER 31, 2018	$19,994,300	$1,549,364	$60,226,500	$489,592	$32,132,683	$196,336	$722,024

See accompanying notes.

	Columbia VP Emerging Markets Bond Fund - Class 1 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 1 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$—	$—	$—	$1,764,684,263	$4,519,408
Changes From Operations:
• Net investment income (loss)	4,965	17,108	(2)	22,758	15,321,243	99,828
• Net realized gain (loss) on investments	1,340	1,117	211	574	(1,945,913)	(16,389)
• Net change in unrealized appreciation or depreciation on investments	(3,633)	8,108	—	17,588	46,289,784	151,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,672	26,333	209	40,920	59,665,114	235,209
Changes From Unit Transactions:
• Net unit transactions	253,424	1,137,168	(209)	2,881,101	191,306,479	1,783,834
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	253,424	1,137,168	(209)	2,881,101	191,306,479	1,783,834
TOTAL INCREASE (DECREASE) IN NET ASSETS	256,096	1,163,501	—	2,922,021	250,971,593	2,019,043
NET ASSETS AT DECEMBER 31, 2017	256,096	1,163,501	—	2,922,021	2,015,655,856	6,538,451
Changes From Operations:
• Net investment income (loss)	13,547	49,058	15,411	73,873	27,604,531	161,936
• Net realized gain (loss) on investments	(19,627)	(15,890)	(916)	(6,664)	(13,665,562)	(83,017)
• Net change in unrealized appreciation or depreciation on investments	(18,432)	(164,001)	(18,508)	(134,660)	(92,816,580)	(295,394)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,512)	(130,833)	(4,013)	(67,451)	(78,877,611)	(216,475)
Changes From Unit Transactions:
• Net unit transactions	77,059	795,198	777,000	1,469,970	(62,345,661)	5,026,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	77,059	795,198	777,000	1,469,970	(62,345,661)	5,026,770
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,547	664,365	772,987	1,402,519	(141,223,272)	4,810,295
NET ASSETS AT DECEMBER 31, 2018	$308,643	$1,827,866	$772,987	$4,324,540	$1,874,432,584	$11,348,746

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® High Yield Series - Service Class Subaccount	Delaware VIP® High Yield Series - Standard Class Subaccount	Delaware VIP® International Value Equity Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$275,922,577	$243,307	$140,179,193	$5,329,426	$120,819	$1,274,183,683	$1,115,783
Changes From Operations:
• Net investment income (loss)	(3,969,471)	490	5,630,714	126,798	204	5,711,577	10,950
• Net realized gain (loss) on investments	11,831,175	37,133	(1,823,315)	11,308	(743)	(1,240,125)	(97)
• Net change in unrealized appreciation or depreciation on investments	93,073,292	78,683	3,579,194	45,351	25,113	2,665,016	562
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	100,934,996	116,306	7,386,593	183,457	24,574	7,136,468	11,415
Changes From Unit Transactions:
• Net unit transactions	(36,182,303)	163,087	(18,486,307)	(2,626,653)	(26,949)	(19,123,494)	318,868
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(36,182,303)	163,087	(18,486,307)	(2,626,653)	(26,949)	(19,123,494)	318,868
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,752,693	279,393	(11,099,714)	(2,443,196)	(2,375)	(11,987,026)	330,283
NET ASSETS AT DECEMBER 31, 2017	340,675,270	522,700	129,079,479	2,886,230	118,444	1,262,196,657	1,446,066
Changes From Operations:
• Net investment income (loss)	4,893,680	16,325	5,262,301	126,787	1,096	13,307,005	26,582
• Net realized gain (loss) on investments	8,481,001	44,390	(3,714,134)	(25,967)	1,554	(5,382,713)	(5,707)
• Net change in unrealized appreciation or depreciation on investments	(73,191,153)	(158,686)	(9,187,095)	(247,869)	(19,310)	(24,422,293)	(32,899)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,816,472)	(97,971)	(7,638,928)	(147,049)	(16,660)	(16,498,001)	(12,024)
Changes From Unit Transactions:
• Net unit transactions	3,062,672	169,460	(20,202,530)	(508,342)	(33,156)	(78,418,361)	615,471
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,062,672	169,460	(20,202,530)	(508,342)	(33,156)	(78,418,361)	615,471
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,753,800)	71,489	(27,841,458)	(655,391)	(49,816)	(94,916,362)	603,447
NET ASSETS AT DECEMBER 31, 2018	$283,921,470	$594,189	$101,238,021	$2,230,839	$68,628	$1,167,280,295	$2,049,513

See accompanying notes.

	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	Delaware VIP® Smid Cap Core Series - Service Class Subaccount	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$171,756,550	$3,461,597	$364,314,405	$7,337,236	$176,907,561	$7,381,828
Changes From Operations:
• Net investment income (loss)	(423,787)	9,141	(3,696,869)	(36,234)	(2,799,851)	(77,271)
• Net realized gain (loss) on investments	23,040,912	302,155	24,849,570	1,907,924	15,202,735	720,191
• Net change in unrealized appreciation or depreciation on investments	(23,180,826)	(302,061)	15,395,766	(1,155,318)	15,666,589	486,967
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(563,701)	9,235	36,548,467	716,372	28,069,473	1,129,887
Changes From Unit Transactions:
• Net unit transactions	(15,960,400)	(343,162)	(965,103)	(851,266)	(15,970,388)	(1,265,644)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(15,960,400)	(343,162)	(965,103)	(851,266)	(15,970,388)	(1,265,644)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,524,101)	(333,927)	35,583,364	(134,894)	12,099,085	(135,757)
NET ASSETS AT DECEMBER 31, 2017	155,232,449	3,127,670	399,897,769	7,202,342	189,006,646	7,246,071
Changes From Operations:
• Net investment income (loss)	396,530	26,119	(4,046,132)	(36,958)	(2,983,199)	(85,169)
• Net realized gain (loss) on investments	1,972,854	67,640	36,253,847	591,165	57,530,708	2,220,338
• Net change in unrealized appreciation or depreciation on investments	(15,269,920)	(352,055)	(106,697,240)	(1,930,816)	(78,775,592)	(3,039,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,900,536)	(258,296)	(74,489,525)	(1,376,609)	(24,228,083)	(904,267)
Changes From Unit Transactions:
• Net unit transactions	(16,183,734)	139,129	16,291,481	718,701	(9,781,511)	(345,601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(16,183,734)	139,129	16,291,481	718,701	(9,781,511)	(345,601)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,084,270)	(119,167)	(58,198,044)	(657,908)	(34,009,594)	(1,249,868)
NET ASSETS AT DECEMBER 31, 2018	$126,148,179	$3,008,503	$341,699,725	$6,544,434	$154,997,052	$5,996,203

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® U.S. Growth Series - Standard Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class B Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2017	$309,410,670	$—	$313,973,328	$6,917,723	$1,023,156	$53,342,762	$5,985,795
Changes From Operations:
• Net investment income (loss)	(3,718,939)	(44)	(541,648)	16,383	13,818	220,680	10,110
• Net realized gain (loss) on investments	6,438,044	2,619	23,412,570	2,015,608	(2,353)	(152,904)	1,074,984
• Net change in unrealized appreciation or depreciation on investments	74,446,430	—	11,604,839	(1,245,316)	55,784	2,734,881	(27,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,165,535	2,575	34,475,761	786,675	67,249	2,802,657	1,058,048
Changes From Unit Transactions:
• Net unit transactions	(57,208,786)	(2,575)	(32,967,079)	(844,452)	173,374	(1,322,436)	(1,241,660)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(57,208,786)	(2,575)	(32,967,079)	(844,452)	173,374	(1,322,436)	(1,241,660)
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,956,749	—	1,508,682	(57,777)	240,623	1,480,221	(183,612)
NET ASSETS AT DECEMBER 31, 2017	329,367,419	—	315,482,010	6,859,946	1,263,779	54,822,983	5,802,183
Changes From Operations:
• Net investment income (loss)	(3,610,050)	(46)	(742,714)	10,294	19,312	146,385	1,145
• Net realized gain (loss) on investments	48,161,976	522	29,851,780	507,857	(4,247)	(385,248)	671,348
• Net change in unrealized appreciation or depreciation on investments	(54,643,371)	(4,664)	(43,342,235)	(842,299)	(165,915)	(5,430,062)	(1,015,243)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,091,445)	(4,188)	(14,233,169)	(324,148)	(150,850)	(5,668,925)	(342,750)
Changes From Unit Transactions:
• Net unit transactions	(40,338,862)	60,600	(8,691,099)	182,596	310,974	(3,615,302)	(471,888)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(40,338,862)	60,600	(8,691,099)	182,596	310,974	(3,615,302)	(471,888)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,430,307)	56,412	(22,924,268)	(141,552)	160,124	(9,284,227)	(814,638)
NET ASSETS AT DECEMBER 31, 2018	$278,937,112	$56,412	$292,557,742	$6,718,394	$1,423,903	$45,538,756	$4,987,545
See accompanying notes.

	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - ADV Class Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$3,623,104	$2,228,046	$11,525,735	$1,341,965	$1,016,765,625	$—
Changes From Operations:
• Net investment income (loss)	(22,945)	91,129	304,078	10,113	(9,096,131)	—
• Net realized gain (loss) on investments	298,992	1,792	80,538	96,848	94,067,197	—
• Net change in unrealized appreciation or depreciation on investments	139,284	(852)	(77,092)	199,624	107,502,765	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	415,331	92,069	307,524	306,585	192,473,831	—
Changes From Unit Transactions:
• Net unit transactions	(398,763)	1,222,311	5,558,911	106,205	(75,316,086)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(398,763)	1,222,311	5,558,911	106,205	(75,316,086)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,568	1,314,380	5,866,435	412,790	117,157,745	—
NET ASSETS AT DECEMBER 31, 2017	3,639,672	3,542,426	17,392,170	1,754,755	1,133,923,370	—
Changes From Operations:
• Net investment income (loss)	(21,190)	135,130	591,318	7,990	(13,266,301)	3,161
• Net realized gain (loss) on investments	440,110	21,077	(105,426)	204,886	133,357,306	(40,068)
• Net change in unrealized appreciation or depreciation on investments	(772,296)	(179,012)	(972,119)	(404,254)	(205,386,865)	(43,490)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(353,376)	(22,805)	(486,227)	(191,378)	(85,295,860)	(80,397)
Changes From Unit Transactions:
• Net unit transactions	(618,264)	251,720	6,641,417	770,000	(44,702,654)	567,389
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(618,264)	251,720	6,641,417	770,000	(44,702,654)	567,389
TOTAL INCREASE (DECREASE) IN NET ASSETS	(971,640)	228,915	6,155,190	578,622	(129,998,514)	486,992
NET ASSETS AT DECEMBER 31, 2018	$2,668,032	$3,771,341	$23,547,360	$2,333,377	$1,003,924,856	$486,992

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Initial Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Overseas Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$3,955,951	$161,344,919	$1,142,422	$518,501,410	$—	$458,257
Changes From Operations:
• Net investment income (loss)	7,141	(52,008)	(3,049,957)	5,472	(6,007,241)	(2)	16,612
• Net realized gain (loss) on investments	64,912	1,758,646	22,377,699	67,308	34,487,556	(3)	7,139
• Net change in unrealized appreciation or depreciation on investments	244,080	(419,720)	33,985,186	205,732	65,926,138	—	14,001
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	316,133	1,286,918	53,312,928	278,512	94,406,453	(5)	37,752
Changes From Unit Transactions:
• Net unit transactions	5,742,408	(309,556)	7,256,374	475,569	(29,693,678)	5	109,421
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,742,408	(309,556)	7,256,374	475,569	(29,693,678)	5	109,421
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,058,541	977,362	60,569,302	754,081	64,712,775	—	147,173
NET ASSETS AT DECEMBER 31, 2017	6,058,541	4,933,313	221,914,221	1,896,503	583,214,185	—	605,430
Changes From Operations:
• Net investment income (loss)	6,316	(56,110)	(3,632,189)	4,090	(6,672,497)	—	59,146
• Net realized gain (loss) on investments	556,037	798,299	41,114,361	203,911	59,187,743	—	3,165
• Net change in unrealized appreciation or depreciation on investments	(1,492,423)	(813,811)	(40,829,962)	(474,668)	(142,499,915)	—	(106,466)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(930,070)	(71,622)	(3,347,790)	(266,667)	(89,984,669)	—	(44,155)
Changes From Unit Transactions:
• Net unit transactions	7,941,559	56,216	(12,247,561)	(92,160)	(10,827,296)	—	1,126,371
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,941,559	56,216	(12,247,561)	(92,160)	(10,827,296)	—	1,126,371
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,011,489	(15,406)	(15,595,351)	(358,827)	(100,811,965)	—	1,082,216
NET ASSETS AT DECEMBER 31, 2018	$13,070,030	$4,917,907	$206,318,870	$1,537,676	$482,402,220	$—	$1,687,646

See accompanying notes.

	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class II Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class II Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2017	$7,854,444	$1,928,167	$—	$5,078,137	$49,364	$16,730,278
Changes From Operations:
• Net investment income (loss)	296,806	(16,994)	—	70,702	1,001	128,983
• Net realized gain (loss) on investments	183,195	78,134	—	35,050	135	3,971,665
• Net change in unrealized appreciation or depreciation on investments	150,088	418,053	—	133,531	1,489	1,926,901
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	630,089	479,193	—	239,283	2,625	6,027,549
Changes From Unit Transactions:
• Net unit transactions	7,086,591	2,390,128	—	273,817	(2,932)	63,429,884
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,086,591	2,390,128	—	273,817	(2,932)	63,429,884
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,716,680	2,869,321	—	513,100	(307)	69,457,433
NET ASSETS AT DECEMBER 31, 2017	15,571,124	4,797,488	—	5,591,237	49,057	86,187,711
Changes From Operations:
• Net investment income (loss)	459,696	(55,588)	105	59,994	236	185,456
• Net realized gain (loss) on investments	16,361	111,665	39	23,686	732	400,204
• Net change in unrealized appreciation or depreciation on investments	(1,181,102)	(1,010,619)	(4,496)	(429,731)	(2,501)	(9,471,666)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(705,045)	(954,542)	(4,352)	(346,051)	(1,533)	(8,886,006)
Changes From Unit Transactions:
• Net unit transactions	2,950,948	4,216,694	33,843	688,615	(7,407)	52,216,917
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,950,948	4,216,694	33,843	688,615	(7,407)	52,216,917
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,245,903	3,262,152	29,491	342,564	(8,940)	43,330,911
NET ASSETS AT DECEMBER 31, 2018	$17,817,027	$8,059,640	$29,491	$5,933,801	$40,117	$129,518,622

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class II Subaccount	Franklin Founding Funds Allocation VIP Fund - Class 1 Subaccount	Franklin Founding Funds Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Mutual Shares VIP Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$6,136	$—	$6,262,072	$104,717	$571,348,724	$24,996,694	$637,050
Changes From Operations:
• Net investment income (loss)	1,588	—	91,455	4,974	14,911,105	898,908	17,000
• Net realized gain (loss) on investments	7,440	—	318,764	886	4,135,012	149,836	33,377
• Net change in unrealized appreciation or depreciation on investments	(6,066)	—	321,465	6,101	25,122,118	1,774,167	8,304
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,962	—	731,684	11,961	44,168,235	2,822,911	58,681
Changes From Unit Transactions:
• Net unit transactions	181,360	—	1,118,365	45,930	(47,576,295)	23,880,011	164,741
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	181,360	—	1,118,365	45,930	(47,576,295)	23,880,011	164,741
TOTAL INCREASE (DECREASE) IN NET ASSETS	184,322	—	1,850,049	57,891	(3,408,060)	26,702,922	223,422
NET ASSETS AT DECEMBER 31, 2017	190,458	—	8,112,121	162,608	567,940,664	51,699,616	860,472
Changes From Operations:
• Net investment income (loss)	327	(60)	122,028	8,876	17,491,340	2,062,661	13,117
• Net realized gain (loss) on investments	(9,590)	(2)	177,463	94	4,127,364	102,840	48,923
• Net change in unrealized appreciation or depreciation on investments	2,496	(4,892)	(1,181,839)	(18,799)	(50,817,165)	(6,403,521)	(122,858)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,767)	(4,954)	(882,348)	(9,829)	(29,198,461)	(4,238,020)	(60,818)
Changes From Unit Transactions:
• Net unit transactions	(150,735)	43,331	75,038	55,060	(66,782,584)	23,307,960	(217,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(150,735)	43,331	75,038	55,060	(66,782,584)	23,307,960	(217,464)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,502)	38,377	(807,310)	45,231	(95,981,045)	19,069,940	(278,282)
NET ASSETS AT DECEMBER 31, 2018	$32,956	$38,377	$7,304,811	$207,839	$471,959,619	$70,769,556	$582,190

See accompanying notes.

	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount	Franklin Rising Dividends VIP Fund - Class 1 Subaccount	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 1 Subaccount	Franklin Small Cap Value VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$732,978,896	$5,503,180	$648,697	$16,009,437	$382,591	$5,963,669
Changes From Operations:
• Net investment income (loss)	7,456,572	118,534	8,829	51,768	1,996	(49,175)
• Net realized gain (loss) on investments	47,831,739	513,615	23,696	731,310	36,929	451,529
• Net change in unrealized appreciation or depreciation on investments	(5,344,816)	3,281	88,884	2,527,668	21,527	186,005
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,943,495	635,430	121,409	3,310,746	60,452	588,359
Changes From Unit Transactions:
• Net unit transactions	(54,105,793)	10,345,712	(76,927)	3,197,366	173,365	648,705
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(54,105,793)	10,345,712	(76,927)	3,197,366	173,365	648,705
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,162,298)	10,981,142	44,482	6,508,112	233,817	1,237,064
NET ASSETS AT DECEMBER 31, 2017	728,816,598	16,484,322	693,179	22,517,549	616,408	7,200,733
Changes From Operations:
• Net investment income (loss)	7,767,855	275,400	8,265	(7,489)	3,461	(31,841)
• Net realized gain (loss) on investments	36,851,326	776,145	55,192	1,676,512	56,706	1,008,763
• Net change in unrealized appreciation or depreciation on investments	(110,580,598)	(3,693,525)	(88,002)	(3,148,270)	(110,412)	(1,990,133)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(65,961,417)	(2,641,980)	(24,545)	(1,479,247)	(50,245)	(1,013,211)
Changes From Unit Transactions:
• Net unit transactions	(71,400,475)	9,682,604	(67,404)	419,156	(192,642)	183,457
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(71,400,475)	9,682,604	(67,404)	419,156	(192,642)	183,457
TOTAL INCREASE (DECREASE) IN NET ASSETS	(137,361,892)	7,040,624	(91,949)	(1,060,091)	(242,887)	(829,754)
NET ASSETS AT DECEMBER 31, 2018	$591,454,706	$23,524,946	$601,230	$21,457,458	$373,521	$6,370,979

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Institutional Shares Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$199,812	$3,236,354	$1,434,296	$47,465,080	$152,708,651	$2,561,128	$56,608
Changes From Operations:
• Net investment income (loss)	(961)	(54,913)	2,402	(227,352)	652,539	19,590	1,980
• Net realized gain (loss) on investments	25,467	408,334	—	—	27,228,401	(7,207)	(161)
• Net change in unrealized appreciation or depreciation on investments	18,197	438,500	—	—	(15,406,739)	79,095	1,499
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,703	791,921	2,402	(227,352)	12,474,201	91,478	3,318
Changes From Unit Transactions:
• Net unit transactions	(7,557)	1,433,735	(980,624)	(12,259,098)	(10,819,240)	(224,645)	47,425
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,557)	1,433,735	(980,624)	(12,259,098)	(10,819,240)	(224,645)	47,425
TOTAL INCREASE (DECREASE) IN NET ASSETS	35,146	2,225,656	(978,222)	(12,486,450)	1,654,961	(133,167)	50,743
NET ASSETS AT DECEMBER 31, 2017	234,958	5,462,010	456,074	34,978,630	154,363,612	2,427,961	107,351
Changes From Operations:
• Net investment income (loss)	(1,309)	(70,301)	5,274	150,872	30,781	23,352	4,475
• Net realized gain (loss) on investments	34,300	579,377	—	—	6,077,650	(23,878)	(3,173)
• Net change in unrealized appreciation or depreciation on investments	(67,133)	(947,183)	—	—	(19,236,682)	(192,565)	(13,533)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,142)	(438,107)	5,274	150,872	(13,128,251)	(193,091)	(12,231)
Changes From Unit Transactions:
• Net unit transactions	181,866	512,914	172,007	(11,830,136)	(14,390,253)	(73,371)	107,445
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	181,866	512,914	172,007	(11,830,136)	(14,390,253)	(73,371)	107,445
TOTAL INCREASE (DECREASE) IN NET ASSETS	147,724	74,807	177,281	(11,679,264)	(27,518,504)	(266,462)	95,214
NET ASSETS AT DECEMBER 31, 2018	$382,682	$5,536,817	$633,355	$23,299,366	$126,845,108	$2,161,499	$202,565

See accompanying notes.

	Goldman Sachs VIT Strategic Income Fund - Advisor Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Institutional Shares Subaccount	Guggenheim VT Long Short Equity Subaccount	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IA Subaccount	Hartford Capital Appreciation HLS Fund - Class IC Subaccount
NET ASSETS AT JANUARY 1, 2017	$5,058,570	$24,556	$3,383,496	$4,142,436	$81,462	$8,649,304
Changes From Operations:
• Net investment income (loss)	(23,196)	149	(27,666)	(47,808)	674	(57,279)
• Net realized gain (loss) on investments	(38,391)	(11)	27,448	755	862	567,725
• Net change in unrealized appreciation or depreciation on investments	(112,430)	(703)	476,265	154,511	16,991	1,333,501
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(174,017)	(565)	476,047	107,458	18,527	1,843,947
Changes From Unit Transactions:
• Net unit transactions	(4,823)	(1,449)	953,268	458,091	(826)	1,424,345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,823)	(1,449)	953,268	458,091	(826)	1,424,345
TOTAL INCREASE (DECREASE) IN NET ASSETS	(178,840)	(2,014)	1,429,315	565,549	17,701	3,268,292
NET ASSETS AT DECEMBER 31, 2017	4,879,730	22,542	4,812,811	4,707,985	99,163	11,917,596
Changes From Operations:
• Net investment income (loss)	(10,651)	581	(44,518)	(51,743)	281	(99,324)
• Net realized gain (loss) on investments	(233,499)	(2,564)	601,531	(5,232)	6,326	1,240,868
• Net change in unrealized appreciation or depreciation on investments	239,776	809	(1,199,574)	(236,097)	(9,200)	(2,110,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,374)	(1,174)	(642,561)	(293,072)	(2,593)	(969,449)
Changes From Unit Transactions:
• Net unit transactions	(4,875,356)	(21,368)	(433,706)	295,264	(38,096)	(482,966)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,875,356)	(21,368)	(433,706)	295,264	(38,096)	(482,966)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,879,730)	(22,542)	(1,076,267)	2,192	(40,689)	(1,452,415)
NET ASSETS AT DECEMBER 31, 2018	$—	$—	$3,736,544	$4,710,177	$58,474	$10,465,181

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series I Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$2,457,377	$1,262,042	$179,469	$11,500,595	$127,171	$3,609,131	$6,615,056
Changes From Operations:
• Net investment income (loss)	(36,267)	(24,618)	25,081	354,277	2,005	44,941	(29,291)
• Net realized gain (loss) on investments	357,436	146,843	35,824	757,019	8,194	238,803	612,318
• Net change in unrealized appreciation or depreciation on investments	280,478	186,957	(8,851)	(73,246)	8,159	434,303	122,416
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	601,647	309,182	52,054	1,038,050	18,358	718,047	705,443
Changes From Unit Transactions:
• Net unit transactions	(346,710)	(77,034)	509,965	1,449,579	(24,098)	1,049,786	(1,044,934)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(346,710)	(77,034)	509,965	1,449,579	(24,098)	1,049,786	(1,044,934)
TOTAL INCREASE (DECREASE) IN NET ASSETS	254,937	232,148	562,019	2,487,629	(5,740)	1,767,833	(339,491)
NET ASSETS AT DECEMBER 31, 2017	2,712,314	1,494,190	741,488	13,988,224	121,431	5,376,964	6,275,565
Changes From Operations:
• Net investment income (loss)	(37,034)	(27,177)	8,084	6,882	2,267	34,921	(33,335)
• Net realized gain (loss) on investments	441,309	159,421	52,195	969,665	16,463	740,743	626,637
• Net change in unrealized appreciation or depreciation on investments	(474,028)	(203,720)	(110,040)	(2,030,723)	(41,179)	(1,731,316)	(1,181,094)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(69,753)	(71,476)	(49,761)	(1,054,176)	(22,449)	(955,652)	(587,792)
Changes From Unit Transactions:
• Net unit transactions	(508,517)	(94,348)	(34,508)	(1,134,579)	46,390	1,788,363	(686,012)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(508,517)	(94,348)	(34,508)	(1,134,579)	46,390	1,788,363	(686,012)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(578,270)	(165,824)	(84,269)	(2,188,755)	23,941	832,711	(1,273,804)
NET ASSETS AT DECEMBER 31, 2018	$2,134,044	$1,328,366	$657,219	$11,799,469	$145,372	$6,209,675	$5,001,761

See accompanying notes.

	Invesco V.I. Core Equity Fund - Series II Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series I Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series I Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,584,442	$31,899	$16,087,887	$28,707	$15,623,413	$18,139
Changes From Operations:
• Net investment income (loss)	(12,622)	531	69,370	140	(259,558)	626
• Net realized gain (loss) on investments	158,244	1,483	968,413	3,625	1,482,982	1,632
• Net change in unrealized appreciation or depreciation on investments	14,987	2,559	216,411	3,568	5,786,702	1,328
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	160,609	4,573	1,254,194	7,333	7,010,126	3,586
Changes From Unit Transactions:
• Net unit transactions	(291,893)	70,055	2,307,859	33,152	52,933,718	24,813
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(291,893)	70,055	2,307,859	33,152	52,933,718	24,813
TOTAL INCREASE (DECREASE) IN NET ASSETS	(131,284)	74,628	3,562,053	40,485	59,943,844	28,399
NET ASSETS AT DECEMBER 31, 2017	1,453,158	106,527	19,649,940	69,192	75,567,257	46,538
Changes From Operations:
• Net investment income (loss)	(21,992)	9,938	187,023	8,880	(393,676)	834
• Net realized gain (loss) on investments	125,723	14,114	820,785	(11,002)	2,715,728	2,037
• Net change in unrealized appreciation or depreciation on investments	(249,353)	(54,219)	(2,684,436)	(104,756)	(14,324,491)	(7,239)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(145,622)	(30,167)	(1,676,628)	(106,878)	(12,002,439)	(4,368)
Changes From Unit Transactions:
• Net unit transactions	(137,345)	318,524	(846,052)	787,603	47,299,341	(2,173)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(137,345)	318,524	(846,052)	787,603	47,299,341	(2,173)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(282,967)	288,357	(2,522,680)	680,725	35,296,902	(6,541)
NET ASSETS AT DECEMBER 31, 2018	$1,170,191	$394,884	$17,127,260	$749,917	$110,864,159	$39,997

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount	Ivy VIP Asset Strategy Portfolio - Class I Subaccount	Ivy VIP Asset Strategy Portfolio - Class II Subaccount	Ivy VIP Energy Portfolio - Class I Subaccount	Ivy VIP Energy Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2017	$7,539,819	$1,937,875	$31,241,116	$—	$8,628,074	$—	$7,342,074
Changes From Operations:
• Net investment income (loss)	51,284	1,901	(56,372)	—	29,725	—	(23,172)
• Net realized gain (loss) on investments	282,177	684,171	646,985	—	(206,433)	—	(72,822)
• Net change in unrealized appreciation or depreciation on investments	733,411	(296,047)	6,596,743	—	1,548,624	—	(772,171)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,066,872	390,025	7,187,356	—	1,371,916	—	(868,165)
Changes From Unit Transactions:
• Net unit transactions	7,122,606	(53,198)	10,481,954	—	(927,391)	—	118,097
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,122,606	(53,198)	10,481,954	—	(927,391)	—	118,097
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,189,478	336,827	17,669,310	—	444,525	—	(750,068)
NET ASSETS AT DECEMBER 31, 2017	15,729,297	2,274,702	48,910,426	—	9,072,599	—	6,592,006
Changes From Operations:
• Net investment income (loss)	124,981	17,194	222,023	153	52,998	(3)	(91,155)
• Net realized gain (loss) on investments	692,306	11,506	743,813	340	359,051	(5)	(242,186)
• Net change in unrealized appreciation or depreciation on investments	(2,501,639)	(396,691)	(10,650,288)	(1,312)	(958,915)	(1,487)	(2,673,878)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,684,352)	(367,991)	(9,684,452)	(819)	(546,866)	(1,495)	(3,007,219)
Changes From Unit Transactions:
• Net unit transactions	(641,765)	(69,660)	13,468,858	8,524	(646,721)	32,265	1,591,402
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(641,765)	(69,660)	13,468,858	8,524	(646,721)	32,265	1,591,402
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,326,117)	(437,651)	3,784,406	7,705	(1,193,587)	30,770	(1,415,817)
NET ASSETS AT DECEMBER 31, 2018	$13,403,180	$1,837,051	$52,694,832	$7,705	$7,879,012	$30,770	$5,176,189

See accompanying notes.

	Ivy VIP High Income Portfolio - Class I Subaccount	Ivy VIP High Income Portfolio - Class II Subaccount	Ivy VIP Micro Cap Growth Portfolio - Class I Subaccount	Ivy VIP Micro Cap Growth Portfolio - Class II Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class I Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$12,676,987	$—	$3,081,159	$—	$4,559,877
Changes From Operations:
• Net investment income (loss)	(93)	632,149	(62)	(36,773)	(503)	(70,572)
• Net realized gain (loss) on investments	34	36,776	324	(18,595)	541	212,978
• Net change in unrealized appreciation or depreciation on investments	650	108,829	4,197	302,717	24,363	1,250,514
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	591	777,754	4,459	247,349	24,401	1,392,920
Changes From Unit Transactions:
• Net unit transactions	105,511	5,408,903	102,876	672,059	362,372	1,935,942
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	105,511	5,408,903	102,876	672,059	362,372	1,935,942
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,102	6,186,657	107,335	919,408	386,773	3,328,862
NET ASSETS AT DECEMBER 31, 2017	106,102	18,863,644	107,335	4,000,567	386,773	7,888,739
Changes From Operations:
• Net investment income (loss)	8,852	1,008,426	(382)	(49,155)	(5,732)	(110,882)
• Net realized gain (loss) on investments	(2,490)	(82,659)	20,825	854,666	25,231	855,826
• Net change in unrealized appreciation or depreciation on investments	(39,681)	(1,604,295)	(4,197)	(196,151)	(273,143)	(1,193,691)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,319)	(678,528)	16,246	609,360	(253,644)	(448,747)
Changes From Unit Transactions:
• Net unit transactions	722,619	1,090,779	(123,581)	(4,609,927)	1,960,005	2,457,199
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	722,619	1,090,779	(123,581)	(4,609,927)	1,960,005	2,457,199
TOTAL INCREASE (DECREASE) IN NET ASSETS	689,300	412,251	(107,335)	(4,000,567)	1,706,361	2,008,452
NET ASSETS AT DECEMBER 31, 2018	$795,402	$19,275,895	$—	$—	$2,093,134	$9,897,191

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Ivy VIP Science and Technology Portfolio - Class I Subaccount	Ivy VIP Science and Technology Portfolio - Class II Subaccount	Ivy VIP Small Cap Growth Portfolio - Class I Subaccount	Ivy VIP Small Cap Growth Portfolio - Class II Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$11,286,325	$—	$—	$13,427,070	$6,272,489	$685,329
Changes From Operations:
• Net investment income (loss)	(130)	(188,650)	—	—	(35,972)	(100,344)	(6,539)
• Net realized gain (loss) on investments	6,846	1,659,942	—	—	473,352	864,511	66,628
• Net change in unrealized appreciation or depreciation on investments	(3,469)	2,562,760	—	—	1,616,075	704,881	95,172
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,247	4,034,052	—	—	2,053,455	1,469,048	155,261
Changes From Unit Transactions:
• Net unit transactions	151,316	5,784,610	—	—	(1,296,381)	(872,537)	(159,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	151,316	5,784,610	—	—	(1,296,381)	(872,537)	(159,993)
TOTAL INCREASE (DECREASE) IN NET ASSETS	154,563	9,818,662	—	—	757,074	596,511	(4,732)
NET ASSETS AT DECEMBER 31, 2017	154,563	21,104,987	—	—	14,184,144	6,869,000	680,597
Changes From Operations:
• Net investment income (loss)	(1,077)	(274,255)	(97)	(10,894)	21,688	(108,700)	(4,306)
• Net realized gain (loss) on investments	44,993	3,953,054	(114)	(84,895)	922,569	995,799	33,946
• Net change in unrealized appreciation or depreciation on investments	(70,771)	(5,509,185)	(22,550)	(705,195)	(1,082,657)	(967,619)	(85,641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,855)	(1,830,386)	(22,761)	(800,984)	(138,400)	(80,520)	(56,001)
Changes From Unit Transactions:
• Net unit transactions	159,736	3,642,078	183,611	5,960,409	(1,225,680)	(716,764)	1,825
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	159,736	3,642,078	183,611	5,960,409	(1,225,680)	(716,764)	1,825
TOTAL INCREASE (DECREASE) IN NET ASSETS	132,881	1,811,692	160,850	5,159,425	(1,364,080)	(797,284)	(54,176)
NET ASSETS AT DECEMBER 31, 2018	$287,444	$22,916,679	$160,850	$5,159,425	$12,820,064	$6,071,716	$626,421
See accompanying notes.

	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$—	$3,671,654	$—	$1,187,403	$152,944
Changes From Operations:
• Net investment income (loss)	10,438	45,131	(681)	1,904	49,225	(181)
• Net realized gain (loss) on investments	232	3,170	270,494	473	29,022	1,769
• Net change in unrealized appreciation or depreciation on investments	524	91,914	321,337	993	80,968	4,652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,194	140,215	591,150	3,370	159,215	6,240
Changes From Unit Transactions:
• Net unit transactions	818,666	47,104,141	1,669,067	52,586	762,001	(159,184)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	818,666	47,104,141	1,669,067	52,586	762,001	(159,184)
TOTAL INCREASE (DECREASE) IN NET ASSETS	829,860	47,244,356	2,260,217	55,956	921,216	(152,944)
NET ASSETS AT DECEMBER 31, 2017	829,860	47,244,356	5,931,871	55,956	2,108,619	—
Changes From Operations:
• Net investment income (loss)	27,016	405,217	(101,461)	(191)	(30,682)	—
• Net realized gain (loss) on investments	(1,598)	(167,401)	115,513	111	8,391	—
• Net change in unrealized appreciation or depreciation on investments	(7,701)	(891,325)	(505,668)	(2,632)	(146,961)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,717	(653,509)	(491,616)	(2,712)	(169,252)	—
Changes From Unit Transactions:
• Net unit transactions	1,058,001	31,997,166	251,736	(1,735)	1,162,486	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,058,001	31,997,166	251,736	(1,735)	1,162,486	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,075,718	31,343,657	(239,880)	(4,447)	993,234	—
NET ASSETS AT DECEMBER 31, 2018	$1,905,578	$78,588,013	$5,691,991	$51,509	$3,101,853	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount
NET ASSETS AT JANUARY 1, 2017	$9,397,107	$—	$—	$14,064,799	$4,270,483	$14,504,456	$17,339,498
Changes From Operations:
• Net investment income (loss)	(43,956)	4,017	6,360	710,653	(64,104)	11,972	577,107
• Net realized gain (loss) on investments	(101,881)	1,380	559	329,939	66,758	1,307,271	(40,958)
• Net change in unrealized appreciation or depreciation on investments	586,455	18,322	49,178	325,323	1,402,907	288,011	(350,451)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	440,618	23,719	56,097	1,365,915	1,405,561	1,607,254	185,698
Changes From Unit Transactions:
• Net unit transactions	(9,837,725)	502,145	741,057	7,121,875	1,413,056	(1,138,339)	6,192,430
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,837,725)	502,145	741,057	7,121,875	1,413,056	(1,138,339)	6,192,430
TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,397,107)	525,864	797,154	8,487,790	2,818,617	468,915	6,378,128
NET ASSETS AT DECEMBER 31, 2017	—	525,864	797,154	22,552,589	7,089,100	14,973,371	23,717,626
Changes From Operations:
• Net investment income (loss)	—	6,806	11,543	926,773	(128,283)	69,823	731,763
• Net realized gain (loss) on investments	—	13,705	12,393	573,996	2,397,679	2,226,861	(195,775)
• Net change in unrealized appreciation or depreciation on investments	—	(59,111)	(77,987)	(2,879,325)	(2,573,063)	(3,515,022)	(489,482)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(38,600)	(54,051)	(1,378,556)	(303,667)	(1,218,338)	46,506
Changes From Unit Transactions:
• Net unit transactions	—	3,140	209,672	5,379,565	5,235,904	(1,290,734)	9,882,582
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	3,140	209,672	5,379,565	5,235,904	(1,290,734)	9,882,582
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(35,460)	155,621	4,001,009	4,932,237	(2,509,072)	9,929,088
NET ASSETS AT DECEMBER 31, 2018	$—	$490,404	$952,775	$26,553,598	$12,021,337	$12,464,299	$33,646,714

See accompanying notes.

	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$24,891,285	$5,508,061	$240,375,458	$21,928,177	$654,522	$63,222,610
Changes From Operations:
• Net investment income (loss)	422,857	78,542	(2,099,142)	87,210	9,124	(46,241)
• Net realized gain (loss) on investments	1,029,190	175,481	7,952,336	123,907	769	266,648
• Net change in unrealized appreciation or depreciation on investments	2,509,198	486,045	27,272,493	2,081,876	62,490	9,069,008
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,961,245	740,068	33,125,687	2,292,993	72,383	9,289,415
Changes From Unit Transactions:
• Net unit transactions	17,765,606	662,554	64,811,121	1,255,342	(8,118)	(150,113)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17,765,606	662,554	64,811,121	1,255,342	(8,118)	(150,113)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,726,851	1,402,622	97,936,808	3,548,335	64,265	9,139,302
NET ASSETS AT DECEMBER 31, 2017	46,618,136	6,910,683	338,312,266	25,476,512	718,787	72,361,912
Changes From Operations:
• Net investment income (loss)	275,047	90,118	(2,509,329)	64,005	3,950	(182,505)
• Net realized gain (loss) on investments	1,868,327	361,895	18,832,415	666,167	33,580	1,783,867
• Net change in unrealized appreciation or depreciation on investments	(4,650,772)	(763,622)	(63,493,352)	(2,170,175)	(53,801)	(6,024,543)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,507,398)	(311,609)	(47,170,266)	(1,440,003)	(16,271)	(4,423,181)
Changes From Unit Transactions:
• Net unit transactions	1,023,196	74,781	52,851,551	4,166,927	(288,214)	4,553,029
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,023,196	74,781	52,851,551	4,166,927	(288,214)	4,553,029
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,484,202)	(236,828)	5,681,285	2,726,924	(304,485)	129,848
NET ASSETS AT DECEMBER 31, 2018	$45,133,934	$6,673,855	$343,993,551	$28,203,436	$414,302	$72,491,760

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Allocation Fund - Standard Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth- Income Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2017	$665,837	$117,321,554	$63,532,834	$20,197,313	$2,122,250	$348,379,865	$303,742,739
Changes From Operations:
• Net investment income (loss)	3,711	(2,013,129)	(1,121,559)	176,278	16,835	(5,493,001)	(1,304,191)
• Net realized gain (loss) on investments	(1,031)	11,638,244	11,890,337	1,063,851	45,952	36,199,426	34,927,736
• Net change in unrealized appreciation or depreciation on investments	64,009	27,320,396	3,763,041	2,792,373	141,906	67,922,510	34,812,361
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,689	36,945,511	14,531,819	4,032,502	204,693	98,628,935	68,435,906
Changes From Unit Transactions:
• Net unit transactions	(322,529)	35,212,330	(2,835,877)	9,125,413	(990,134)	96,224,294	90,970,064
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(322,529)	35,212,330	(2,835,877)	9,125,413	(990,134)	96,224,294	90,970,064
TOTAL INCREASE (DECREASE) IN NET ASSETS	(255,840)	72,157,841	11,695,942	13,157,915	(785,441)	194,853,229	159,405,970
NET ASSETS AT DECEMBER 31, 2017	409,997	189,479,395	75,228,776	33,355,228	1,336,809	543,233,094	463,148,709
Changes From Operations:
• Net investment income (loss)	3,360	(1,881,205)	(698,510)	248,176	25,448	(7,647,034)	(94,145)
• Net realized gain (loss) on investments	8,127	8,021,867	1,517,046	1,638,182	67,718	54,574,800	31,553,578
• Net change in unrealized appreciation or depreciation on investments	(30,059)	(33,325,459)	(9,752,205)	(4,444,298)	(190,638)	(69,760,476)	(58,716,245)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,572)	(27,184,797)	(8,933,669)	(2,557,940)	(97,472)	(22,832,710)	(27,256,812)
Changes From Unit Transactions:
• Net unit transactions	(8,209)	53,414,819	(1,387,874)	6,542,213	333,646	121,274,046	128,281,407
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,209)	53,414,819	(1,387,874)	6,542,213	333,646	121,274,046	128,281,407
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,781)	26,230,022	(10,321,543)	3,984,273	236,174	98,441,336	101,024,595
NET ASSETS AT DECEMBER 31, 2018	$383,216	$215,709,417	$64,907,233	$37,339,501	$1,572,983	$641,674,430	$564,173,304

See accompanying notes.

	LVIP American Income Allocation Fund - Standard Class Subaccount	LVIP American International Fund - Service Class II Subaccount	LVIP American Preservation Fund - Service Class Subaccount	LVIP American Preservation Fund - Standard Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$57,078	$135,114,710	$7,237,995	$118,019	$151,579,853	$641,310
Changes From Operations:
• Net investment income (loss)	709	(1,069,055)	(153)	115	(2,845,977)	(3,327)
• Net realized gain (loss) on investments	1,328	13,778,723	(5,139)	(55)	12,784,099	34,366
• Net change in unrealized appreciation or depreciation on investments	3,844	27,741,380	13,589	161	27,540,152	146,674
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,881	40,451,048	8,297	221	37,478,274	177,713
Changes From Unit Transactions:
• Net unit transactions	19,377	17,253,057	11,019	9,545	(1,703,022)	15,176
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	19,377	17,253,057	11,019	9,545	(1,703,022)	15,176
TOTAL INCREASE (DECREASE) IN NET ASSETS	25,258	57,704,105	19,316	9,766	35,775,252	192,889
NET ASSETS AT DECEMBER 31, 2017	82,336	192,818,815	7,257,311	127,785	187,355,105	834,199
Changes From Operations:
• Net investment income (loss)	397	2,486,653	30,095	1,389	(3,327,764)	(3,923)
• Net realized gain (loss) on investments	1,441	3,740,101	(24,057)	(409)	16,921,668	129,569
• Net change in unrealized appreciation or depreciation on investments	(5,293)	(40,425,606)	(50,521)	(871)	(26,406,497)	(158,258)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,455)	(34,198,852)	(44,483)	109	(12,812,593)	(32,612)
Changes From Unit Transactions:
• Net unit transactions	(3,005)	43,922,121	591,679	59,066	15,869,905	(51,635)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,005)	43,922,121	591,679	59,066	15,869,905	(51,635)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,460)	9,723,269	547,196	59,175	3,057,312	(84,247)
NET ASSETS AT DECEMBER 31, 2018	$75,876	$202,542,084	$7,804,507	$186,960	$190,412,417	$749,952

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$741,763,728	$374,870	$910,479,083	$159,954	$67,444,230	$748,802,675	$846,379
Changes From Operations:
• Net investment income (loss)	172,244	6,757	(9,033,996)	141	(19,866)	35,990	16,112
• Net realized gain (loss) on investments	10,599,885	2,443	(2,186,251)	(138)	681,583	(4,154,602)	(1,247)
• Net change in unrealized appreciation or depreciation on investments	100,117,635	59,427	106,332,311	19,218	13,879,871	6,198,065	6,820
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	110,889,764	68,627	95,112,064	19,221	14,541,588	2,079,453	21,685
Changes From Unit Transactions:
• Net unit transactions	39,346,211	103,793	(58,670,942)	(2,552)	114,914,842	38,574,737	1,101,878
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	39,346,211	103,793	(58,670,942)	(2,552)	114,914,842	38,574,737	1,101,878
TOTAL INCREASE (DECREASE) IN NET ASSETS	150,235,975	172,420	36,441,122	16,669	129,456,430	40,654,190	1,123,563
NET ASSETS AT DECEMBER 31, 2017	891,999,703	547,290	946,920,205	176,623	196,900,660	789,456,865	1,969,942
Changes From Operations:
• Net investment income (loss)	4,033,006	3,905	(15,482,761)	(1,628)	689,499	22,850,809	172,459
• Net realized gain (loss) on investments	15,228,747	48,155	2,598,194	401	1,457,523	(7,265,050)	(3,734)
• Net change in unrealized appreciation or depreciation on investments	(106,326,235)	(83,679)	(70,903,659)	(12,260)	(17,577,669)	(28,261,135)	(175,847)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(87,064,482)	(31,619)	(83,788,226)	(13,487)	(15,430,647)	(12,675,376)	(7,122)
Changes From Unit Transactions:
• Net unit transactions	30,568,806	(258,400)	(42,336,987)	(9,860)	122,220,553	(39,462,038)	1,891,732
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,568,806	(258,400)	(42,336,987)	(9,860)	122,220,553	(39,462,038)	1,891,732
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,495,676)	(290,019)	(126,125,213)	(23,347)	106,789,906	(52,137,414)	1,884,610
NET ASSETS AT DECEMBER 31, 2018	$835,504,027	$257,271	$820,794,992	$153,276	$303,690,566	$737,319,451	$3,854,552

See accompanying notes.

	LVIP BlackRock Multi-Asset Income Fund - Service Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Standard Class Subaccount	LVIP BlackRock Scientific Allocation Fund - Service Class Subaccount	LVIP BlackRock Scientific Allocation Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP Blended Core Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$6,299,800	$257,188	$—	$—	$118,376,390	$214,840,338
Changes From Operations:
• Net investment income (loss)	153,881	6,223	24,205	—	(824,358)	(1,193,333)
• Net realized gain (loss) on investments	18,169	(392)	51,554	—	1,500,045	3,238,659
• Net change in unrealized appreciation or depreciation on investments	123,821	6,499	(31,782)	—	19,092,830	39,450,628
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	295,871	12,330	43,977	—	19,768,517	41,495,954
Changes From Unit Transactions:
• Net unit transactions	1,377,387	(53,577)	1,659,674	—	98,905,583	7,973,027
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,377,387	(53,577)	1,659,674	—	98,905,583	7,973,027
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,673,258	(41,247)	1,703,651	—	118,674,100	49,468,981
NET ASSETS AT DECEMBER 31, 2017	7,973,058	215,941	1,703,651	—	237,050,490	264,309,319
Changes From Operations:
• Net investment income (loss)	175,602	2,372	44,682	306	(843,474)	(1,800,777)
• Net realized gain (loss) on investments	(293,404)	(4,039)	710,528	3,468	1,999,244	14,742,659
• Net change in unrealized appreciation or depreciation on investments	(20,705)	1,799	(1,089,495)	(5,310)	(15,908,019)	(27,125,553)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(138,507)	132	(334,285)	(1,536)	(14,752,249)	(14,183,671)
Changes From Unit Transactions:
• Net unit transactions	(7,834,551)	(216,073)	3,531,359	20,509	78,302,234	28,817,807
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,834,551)	(216,073)	3,531,359	20,509	78,302,234	28,817,807
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,973,058)	(215,941)	3,197,074	18,973	63,549,985	14,634,136
NET ASSETS AT DECEMBER 31, 2018	$—	$—	$4,900,725	$18,973	$300,600,475	$278,943,455

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Blended Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Clarion Global Real Estate Fund - Service Class Subaccount	LVIP Clarion Global Real Estate Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$70,270	$443,437,385	$2,271,920	$441,131,535	$79,489	$98,412,635	$323,593
Changes From Operations:
• Net investment income (loss)	303	(5,976,417)	(30,356)	(7,719,353)	(661)	2,513,051	23,009
• Net realized gain (loss) on investments	934	24,146,098	224,375	4,367,149	1,953	1,672,028	5
• Net change in unrealized appreciation or depreciation on investments	12,347	88,753,117	300,029	101,829,186	15,701	4,379,157	28,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,584	106,922,798	494,048	98,476,982	16,993	8,564,236	51,158
Changes From Unit Transactions:
• Net unit transactions	(6,519)	31,953,888	(343,998)	(30,126,676)	(12,490)	(3,454,040)	244,944
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,519)	31,953,888	(343,998)	(30,126,676)	(12,490)	(3,454,040)	244,944
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,065	138,876,686	150,050	68,350,306	4,503	5,110,196	296,102
NET ASSETS AT DECEMBER 31, 2017	77,335	582,314,071	2,421,970	509,481,841	83,992	103,522,831	619,695
Changes From Operations:
• Net investment income (loss)	133	(6,643,819)	(30,362)	(8,832,947)	(750)	1,856,312	39,613
• Net realized gain (loss) on investments	5,265	78,429,401	434,169	11,844,585	479	1,040,489	(3,875)
• Net change in unrealized appreciation or depreciation on investments	(7,150)	(117,091,468)	(538,145)	(13,531,687)	(65)	(12,875,864)	(118,432)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,752)	(45,305,886)	(134,338)	(10,520,049)	(336)	(9,979,063)	(82,694)
Changes From Unit Transactions:
• Net unit transactions	(12,035)	143,476,975	(189,457)	58,409,343	(1,044)	(6,706,782)	600,598
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(12,035)	143,476,975	(189,457)	58,409,343	(1,044)	(6,706,782)	600,598
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,787)	98,171,089	(323,795)	47,889,294	(1,380)	(16,685,845)	517,904
NET ASSETS AT DECEMBER 31, 2018	$63,548	$680,485,160	$2,098,175	$557,371,135	$82,612	$86,836,986	$1,137,599

See accompanying notes.

	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$82,886,555	$3,059,974,255	$84,517,844	$701,113,998	$1,346,836	$57,545,387
Changes From Operations:
• Net investment income (loss)	(884,379)	38,543,399	841,960	(6,219,280)	3,957	(388,683)
• Net realized gain (loss) on investments	3,943,457	(862,686)	1,101,256	97,983	3,861	6,776,604
• Net change in unrealized appreciation or depreciation on investments	11,799,975	42,543,795	148,799	10,317,261	19,779	3,255,559
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,859,053	80,224,508	2,092,015	4,195,964	27,597	9,643,480
Changes From Unit Transactions:
• Net unit transactions	24,095,838	264,091,803	(10,070,001)	63,466,394	588,706	(7,191,537)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	24,095,838	264,091,803	(10,070,001)	63,466,394	588,706	(7,191,537)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,954,891	344,316,311	(7,977,986)	67,662,358	616,303	2,451,943
NET ASSETS AT DECEMBER 31, 2017	121,841,446	3,404,290,566	76,539,858	768,776,356	1,963,139	59,997,330
Changes From Operations:
• Net investment income (loss)	(1,052,474)	51,023,283	972,468	13,940,899	84,563	(353,309)
• Net realized gain (loss) on investments	4,485,551	(11,600,616)	(182,074)	439,751	(1,646)	6,397,868
• Net change in unrealized appreciation or depreciation on investments	(15,190,458)	(129,746,875)	(2,688,308)	(27,878,139)	(106,605)	(9,537,238)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,757,381)	(90,324,208)	(1,897,914)	(13,497,489)	(23,688)	(3,492,679)
Changes From Unit Transactions:
• Net unit transactions	35,973,720	116,422,566	(8,110,002)	52,145,778	800,472	(3,514,021)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,973,720	116,422,566	(8,110,002)	52,145,778	800,472	(3,514,021)
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,216,339	26,098,358	(10,007,916)	38,648,289	776,784	(7,006,700)
NET ASSETS AT DECEMBER 31, 2018	$146,057,785	$3,430,388,924	$66,531,942	$807,424,645	$2,739,923	$52,990,630

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware Special Opportunities Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Core Equity Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$7,450,235	$59,555,277	$13,171,941	$4,422,339	$10,303,692	$1,499,132	$255,372,817
Changes From Operations:
• Net investment income (loss)	(28,234)	(364,135)	34,436	24,639	214,354	46,763	1,703,864
• Net realized gain (loss) on investments	963,201	6,735,366	865,213	289,435	484,346	41,031	1,022,977
• Net change in unrealized appreciation or depreciation on investments	329,016	3,589,336	345,537	134,730	4,422,462	514,639	60,947,545
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,263,983	9,960,567	1,245,186	448,804	5,121,162	602,433	63,674,386
Changes From Unit Transactions:
• Net unit transactions	(1,151,845)	8,973,177	(1,160,893)	(257,511)	26,205,547	1,471,092	41,106,448
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,151,845)	8,973,177	(1,160,893)	(257,511)	26,205,547	1,471,092	41,106,448
TOTAL INCREASE (DECREASE) IN NET ASSETS	112,138	18,933,744	84,293	191,293	31,326,709	2,073,525	104,780,834
NET ASSETS AT DECEMBER 31, 2017	7,562,373	78,489,021	13,256,234	4,613,632	41,630,401	3,572,657	360,153,651
Changes From Operations:
• Net investment income (loss)	(25,920)	(394,462)	157,873	55,031	191,649	133,836	1,332,939
• Net realized gain (loss) on investments	889,127	8,426,609	2,277,339	805,990	315,102	(41,214)	2,008,727
• Net change in unrealized appreciation or depreciation on investments	(1,227,636)	(22,890,001)	(3,443,603)	(1,163,016)	(13,151,692)	(1,650,445)	(87,660,340)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(364,429)	(14,857,854)	(1,008,391)	(301,995)	(12,644,941)	(1,557,823)	(84,318,674)
Changes From Unit Transactions:
• Net unit transactions	(1,159,610)	14,717,988	1,029,984	(300,697)	30,130,927	6,357,891	152,364,877
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,159,610)	14,717,988	1,029,984	(300,697)	30,130,927	6,357,891	152,364,877
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,524,039)	(139,866)	21,593	(602,692)	17,485,986	4,800,068	68,046,203
NET ASSETS AT DECEMBER 31, 2018	$6,038,334	$78,349,155	$13,277,827	$4,010,940	$59,116,387	$8,372,725	$428,199,854

See accompanying notes.

	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,340,711	$52,633,212	$1,576,732	$15,056,208	$1,267,876	$497,404,950
Changes From Operations:
• Net investment income (loss)	21,338	(225,591)	41,690	(102,819)	20,600	(3,964,451)
• Net realized gain (loss) on investments	10,834	380,370	64,350	905,930	43,142	4,837,317
• Net change in unrealized appreciation or depreciation on investments	277,598	12,158,023	542,056	3,472,176	339,358	93,723,754
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	309,770	12,312,802	648,096	4,275,287	403,100	94,596,620
Changes From Unit Transactions:
• Net unit transactions	(192,536)	24,576,299	1,950,808	17,381,848	1,585,503	81,760,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(192,536)	24,576,299	1,950,808	17,381,848	1,585,503	81,760,002
TOTAL INCREASE (DECREASE) IN NET ASSETS	117,234	36,889,101	2,598,904	21,657,135	1,988,603	176,356,622
NET ASSETS AT DECEMBER 31, 2017	1,457,945	89,522,313	4,175,636	36,713,343	3,256,479	673,761,572
Changes From Operations:
• Net investment income (loss)	19,588	(266,507)	75,264	(250,673)	57,399	(5,403,946)
• Net realized gain (loss) on investments	15,647	3,499,082	150,259	937,186	45,982	9,408,650
• Net change in unrealized appreciation or depreciation on investments	(289,925)	(14,556,588)	(833,723)	(7,400,267)	(1,063,365)	(77,009,760)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(254,690)	(11,324,013)	(608,200)	(6,713,754)	(959,984)	(73,005,056)
Changes From Unit Transactions:
• Net unit transactions	198,042	30,340,204	2,793,303	21,330,641	5,128,956	109,918,179
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	198,042	30,340,204	2,793,303	21,330,641	5,128,956	109,918,179
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,648)	19,016,191	2,185,103	14,616,887	4,168,972	36,913,123
NET ASSETS AT DECEMBER 31, 2018	$1,401,297	$108,538,504	$6,360,739	$51,330,230	$7,425,451	$710,674,695

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$3,454,035	$473,481,546	$5,443,570	$416,362,394	$205,847	$725,286,082	$—
Changes From Operations:
• Net investment income (loss)	9,298	665,889	110,653	2,057,292	2,112	(3,824,960)	—
• Net realized gain (loss) on investments	87,620	332,563	11,641	9,359,101	9,221	4,947,793	—
• Net change in unrealized appreciation or depreciation on investments	357,544	3,967,678	26,454	54,145,743	12,791	134,434,550	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	454,462	4,966,130	148,748	65,562,136	24,124	135,557,383	—
Changes From Unit Transactions:
• Net unit transactions	(1,561,701)	92,465,567	2,851,435	(45,024,470)	(96,793)	(18,140,082)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,561,701)	92,465,567	2,851,435	(45,024,470)	(96,793)	(18,140,082)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,107,239)	97,431,697	3,000,183	20,537,666	(72,669)	117,417,301	—
NET ASSETS AT DECEMBER 31, 2017	2,346,796	570,913,243	8,443,753	436,900,060	133,178	842,703,383	—
Changes From Operations:
• Net investment income (loss)	10,290	2,423,220	280,352	(3,056,508)	490	(3,431,837)	492
• Net realized gain (loss) on investments	123,248	(958,286)	(15,616)	24,161,608	9,352	8,321,589	7
• Net change in unrealized appreciation or depreciation on investments	(341,992)	(12,803,106)	(246,068)	(50,967,929)	(15,934)	(102,015,646)	(3,490)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(208,454)	(11,338,172)	18,668	(29,862,829)	(6,092)	(97,125,894)	(2,991)
Changes From Unit Transactions:
• Net unit transactions	134,245	61,489,698	7,745,366	(34,297,771)	(22,635)	71,442,601	41,584
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	134,245	61,489,698	7,745,366	(34,297,771)	(22,635)	71,442,601	41,584
TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,209)	50,151,526	7,764,034	(64,160,600)	(28,727)	(25,683,293)	38,593
NET ASSETS AT DECEMBER 31, 2018	$2,272,587	$621,064,769	$16,207,787	$372,739,460	$104,451	$817,020,090	$38,593
See accompanying notes.

	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$2,126,674	$—	$258,576,706	$10,336	$—	$1,255,511,370
Changes From Operations:
• Net investment income (loss)	84,868	286	4,547,556	315	—	3,416,488
• Net realized gain (loss) on investments	10,332	—	1,097,717	1	—	20,830,534
• Net change in unrealized appreciation or depreciation on investments	290,597	(286)	19,381,315	774	—	73,431,387
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	385,797	—	25,026,588	1,090	—	97,678,409
Changes From Unit Transactions:
• Net unit transactions	4,911,199	13,429	26,753,730	156	—	(165,594,322)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,911,199	13,429	26,753,730	156	—	(165,594,322)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,296,996	13,429	51,780,318	1,246	—	(67,915,913)
NET ASSETS AT DECEMBER 31, 2017	7,423,670	13,429	310,357,024	11,582	—	1,187,595,457
Changes From Operations:
• Net investment income (loss)	13,848	447	3,551,400	291	52,097	5,979,193
• Net realized gain (loss) on investments	31,687	1	2,517,322	57	(95)	27,755,407
• Net change in unrealized appreciation or depreciation on investments	(726,985)	(1,816)	(30,561,095)	(1,137)	(117,995)	(102,108,820)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(681,450)	(1,368)	(24,492,373)	(789)	(65,993)	(68,374,220)
Changes From Unit Transactions:
• Net unit transactions	5,282,414	19,825	(12,600,328)	(57)	3,169,073	(119,381,205)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,282,414	19,825	(12,600,328)	(57)	3,169,073	(119,381,205)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,600,964	18,457	(37,092,701)	(846)	3,103,080	(187,755,425)
NET ASSETS AT DECEMBER 31, 2018	$12,024,634	$31,886	$273,264,323	$10,736	$3,103,080	$999,840,032

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Income Fund - Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$175,465	$8,206,660,387	$4,010,369	$594,206,023	$622,192	$6,512,157,024	$854,670
Changes From Operations:
• Net investment income (loss)	3,051	47,734,411	126,737	(10,240,179)	(2,781)	32,372,420	15,995
• Net realized gain (loss) on investments	1,450	81,643,441	12,841	2,175,200	4,282	72,615,815	1,467
• Net change in unrealized appreciation or depreciation on investments	12,641	941,703,538	474,412	26,993,047	29,409	661,581,775	104,757
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,142	1,071,081,390	613,990	18,928,068	30,910	766,570,010	122,219
Changes From Unit Transactions:
• Net unit transactions	(2,593)	(602,089,644)	2,454,103	38,591,206	75,586	(538,131,148)	266,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,593)	(602,089,644)	2,454,103	38,591,206	75,586	(538,131,148)	266,464
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,549	468,991,746	3,068,093	57,519,274	106,496	228,438,862	388,683
NET ASSETS AT DECEMBER 31, 2017	190,014	8,675,652,133	7,078,462	651,725,297	728,688	6,740,595,886	1,243,353
Changes From Operations:
• Net investment income (loss)	4,278	55,216,987	122,183	12,748,092	20,867	42,428,888	29,736
• Net realized gain (loss) on investments	3,378	104,347,840	73,987	(520,976)	18,048	106,211,741	15,060
• Net change in unrealized appreciation or depreciation on investments	(19,405)	(817,867,972)	(777,710)	(12,848,376)	(30,829)	(604,397,133)	(166,128)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,749)	(658,303,145)	(581,540)	(621,260)	8,086	(455,756,504)	(121,332)
Changes From Unit Transactions:
• Net unit transactions	32,752	(436,903,709)	749,139	(59,450,281)	(136,047)	(355,268,194)	630,014
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	32,752	(436,903,709)	749,139	(59,450,281)	(136,047)	(355,268,194)	630,014
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,003	(1,095,206,854)	167,599	(60,071,541)	(127,961)	(811,024,698)	508,682
NET ASSETS AT DECEMBER 31, 2018	$211,017	$7,580,445,279	$7,246,061	$591,653,756	$600,727	$5,929,571,188	$1,752,035

See accompanying notes.

	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$3,924,522	$29,222	$221,280,316	$26,325,639	$252,720,561	$125,918,995
Changes From Operations:
• Net investment income (loss)	141,009	1,050	(3,062,281)	(301,103)	(1,601,550)	(181,744)
• Net realized gain (loss) on investments	36,970	(185)	7,246	884	6,955,408	886,284
• Net change in unrealized appreciation or depreciation on investments	212,570	1,728	—	—	19,350,771	18,714,807
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	390,549	2,593	(3,055,035)	(300,219)	24,704,629	19,419,347
Changes From Unit Transactions:
• Net unit transactions	5,317,825	14,084	(5,547,159)	(3,209,427)	32,302,482	(6,143,657)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,317,825	14,084	(5,547,159)	(3,209,427)	32,302,482	(6,143,657)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,708,374	16,677	(8,602,194)	(3,509,646)	57,007,111	13,275,690
NET ASSETS AT DECEMBER 31, 2017	9,632,896	45,899	212,678,122	22,815,993	309,727,672	139,194,685
Changes From Operations:
• Net investment income (loss)	138,554	13,667	(819,428)	(10,268)	(370,285)	(302,937)
• Net realized gain (loss) on investments	11,049	(184)	44	2	12,525,119	2,140,716
• Net change in unrealized appreciation or depreciation on investments	(857,230)	(33,583)	—	—	(45,070,567)	(16,672,886)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(707,627)	(20,100)	(819,384)	(10,266)	(32,915,733)	(14,835,107)
Changes From Unit Transactions:
• Net unit transactions	2,535,030	494,901	49,700,932	3,734,433	5,052,022	(1,688,363)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,535,030	494,901	49,700,932	3,734,433	5,052,022	(1,688,363)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,827,403	474,801	48,881,548	3,724,167	(27,863,711)	(16,523,470)
NET ASSETS AT DECEMBER 31, 2018	$11,460,299	$520,700	$261,559,670	$26,540,160	$281,863,961	$122,671,215

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Invesco Select Equity Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan High Yield Fund - Standard Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$73,649	$171,948,352	$135,347	$—	$—	$528,788,436	$261,009
Changes From Operations:
• Net investment income (loss)	484	7,714,343	17,001	28,451	17,945	(4,678,737)	20
• Net realized gain (loss) on investments	407	579,309	2,527	34,085	13,568	6,783,383	15,195
• Net change in unrealized appreciation or depreciation on investments	11,283	96,597	(5,524)	(36,995)	(17,621)	66,856,636	23,481
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,174	8,390,249	14,004	25,541	13,892	68,961,282	38,696
Changes From Unit Transactions:
• Net unit transactions	(5,431)	1,152,407	157,190	1,490,781	755,954	21,859,898	1,215
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,431)	1,152,407	157,190	1,490,781	755,954	21,859,898	1,215
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,743	9,542,656	171,194	1,516,322	769,846	90,821,180	39,911
NET ASSETS AT DECEMBER 31, 2017	80,392	181,491,008	306,541	1,516,322	769,846	619,609,616	300,920
Changes From Operations:
• Net investment income (loss)	536	7,480,644	56,119	81,696	20,394	(2,747,223)	888
• Net realized gain (loss) on investments	534	(1,386,474)	(1,134)	403,869	117,267	10,187,272	4,708
• Net change in unrealized appreciation or depreciation on investments	(8,682)	(14,444,813)	(89,687)	(717,527)	(180,819)	(88,696,875)	(39,383)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,612)	(8,350,643)	(34,702)	(231,962)	(43,158)	(81,256,826)	(33,787)
Changes From Unit Transactions:
• Net unit transactions	1,555	(1,038,536)	725,757	3,848,372	112,239	(4,347,260)	(29,896)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,555	(1,038,536)	725,757	3,848,372	112,239	(4,347,260)	(29,896)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,057)	(9,389,179)	691,055	3,616,410	69,081	(85,604,086)	(63,683)
NET ASSETS AT DECEMBER 31, 2018	$74,335	$172,101,829	$997,596	$5,132,732	$838,927	$534,005,530	$237,237

See accompanying notes.

	LVIP Loomis Sayles Global Growth Fund - Service Class Subaccount	LVIP Loomis Sayles Global Growth Fund - Standard Class Subaccount	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$—	$198,252,903	$151,467,517	$30,783	$875,717,211
Changes From Operations:
• Net investment income (loss)	—	—	(1,065,504)	(728,779)	(24)	2,905,091
• Net realized gain (loss) on investments	—	—	1,824,715	6,790,429	7,895	55,353,186
• Net change in unrealized appreciation or depreciation on investments	—	—	53,464,182	38,473,279	668	78,314,054
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	54,223,393	44,534,929	8,539	136,572,331
Changes From Unit Transactions:
• Net unit transactions	—	—	37,969,524	(6,332,494)	(31,051)	(34,840,134)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	37,969,524	(6,332,494)	(31,051)	(34,840,134)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	92,192,917	38,202,435	(22,512)	101,732,197
NET ASSETS AT DECEMBER 31, 2017	—	—	290,445,820	189,669,952	8,271	977,449,408
Changes From Operations:
• Net investment income (loss)	(266)	7	1,380,131	(483,729)	5,706	2,371,061
• Net realized gain (loss) on investments	283	(2)	2,681,407	8,157,628	3,588	69,692,263
• Net change in unrealized appreciation or depreciation on investments	(6,062)	(1,435)	(45,287,713)	(27,520,525)	(61,864)	(178,397,740)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,045)	(1,430)	(41,226,175)	(19,846,626)	(52,570)	(106,334,416)
Changes From Unit Transactions:
• Net unit transactions	69,517	11,935	140,135,054	18,620,019	524,369	(30,631,791)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	69,517	11,935	140,135,054	18,620,019	524,369	(30,631,791)
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,472	10,505	98,908,879	(1,226,607)	471,799	(136,966,207)
NET ASSETS AT DECEMBER 31, 2018	$63,472	$10,505	$389,354,699	$188,443,345	$480,070	$840,483,201

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$48,535	$272,429,401	$11,558,237	$27,561,808	$183,420	$354,904,492	$4,329,929
Changes From Operations:
• Net investment income (loss)	21,130	4,539,864	185,867	(40,598)	1,637	(236,064)	75,896
• Net realized gain (loss) on investments	7,695	1,978,619	108,936	596,241	1,371	546,128	873
• Net change in unrealized appreciation or depreciation on investments	64,830	43,341,379	1,795,641	5,075,013	32,866	(1,211,811)	(27,048)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,655	49,859,862	2,090,444	5,630,656	35,874	(901,747)	49,721
Changes From Unit Transactions:
• Net unit transactions	1,386,284	(38,481,333)	(1,648,123)	9,211,007	(4)	48,453,585	1,901,021
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,386,284	(38,481,333)	(1,648,123)	9,211,007	(4)	48,453,585	1,901,021
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,479,939	11,378,529	442,321	14,841,663	35,870	47,551,838	1,950,742
NET ASSETS AT DECEMBER 31, 2017	1,528,474	283,807,930	12,000,558	42,403,471	219,290	402,456,330	6,280,671
Changes From Operations:
• Net investment income (loss)	26,280	4,054,293	143,505	(406,876)	(534)	3,216,406	83,525
• Net realized gain (loss) on investments	39,652	5,098,696	248,334	5,280,345	40,543	(322,849)	(8,040)
• Net change in unrealized appreciation or depreciation on investments	(281,143)	(44,923,545)	(1,811,653)	(10,877,678)	(39,740)	(5,779,244)	(39,286)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(215,211)	(35,770,556)	(1,419,814)	(6,004,209)	269	(2,885,687)	36,199
Changes From Unit Transactions:
• Net unit transactions	301,788	(7,193,518)	(1,348,047)	17,250,604	(187,667)	78,013,680	(1,016,062)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	301,788	(7,193,518)	(1,348,047)	17,250,604	(187,667)	78,013,680	(1,016,062)
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,577	(42,964,074)	(2,767,861)	11,246,395	(187,398)	75,127,993	(979,863)
NET ASSETS AT DECEMBER 31, 2018	$1,615,051	$240,843,856	$9,232,697	$53,649,866	$31,892	$477,584,323	$5,300,808

See accompanying notes.

	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$973,288,022	$1,137,611	$68,792,985	$—	$185,475,352	$588,244
Changes From Operations:
• Net investment income (loss)	5,132,499	49,977	240,532	—	2,850,820	19,521
• Net realized gain (loss) on investments	1,796,241	(864)	1,124,114	—	3,997,030	9,262
• Net change in unrealized appreciation or depreciation on investments	4,911,810	(14,737)	4,412,807	—	7,012,487	30,716
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,840,550	34,376	5,777,453	—	13,860,337	59,499
Changes From Unit Transactions:
• Net unit transactions	5,492,169	1,469,616	(2,519,607)	—	(11,003,082)	30,970
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,492,169	1,469,616	(2,519,607)	—	(11,003,082)	30,970
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,332,719	1,503,992	3,257,846	—	2,857,255	90,469
NET ASSETS AT DECEMBER 31, 2017	990,620,741	2,641,603	72,050,831	—	188,332,607	678,713
Changes From Operations:
• Net investment income (loss)	7,005,874	112,266	323,700	1,869	1,645,664	26,266
• Net realized gain (loss) on investments	(2,752,843)	(41,315)	1,379,771	368	3,245,947	9,998
• Net change in unrealized appreciation or depreciation on investments	(27,227,655)	(61,875)	(5,978,465)	(6,432)	(16,559,636)	(85,515)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,974,624)	9,076	(4,274,994)	(4,195)	(11,668,025)	(49,251)
Changes From Unit Transactions:
• Net unit transactions	(76,489,810)	2,644,900	(2,331,730)	85,500	(22,515,370)	345,799
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(76,489,810)	2,644,900	(2,331,730)	85,500	(22,515,370)	345,799
TOTAL INCREASE (DECREASE) IN NET ASSETS	(99,464,434)	2,653,976	(6,606,724)	81,305	(34,183,395)	296,548
NET ASSETS AT DECEMBER 31, 2018	$891,156,307	$5,295,579	$65,444,107	$81,305	$154,149,212	$975,261

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP SSGA Developed International 150 Fund - Service Class Subaccount	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets Equity Index Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$136,821,705	$410,684	$161,977,817	$613,567	$—	$837,564,233	$541,568
Changes From Operations:
• Net investment income (loss)	3,756,806	19,438	1,412,427	30,804	—	17,561,675	24,688
• Net realized gain (loss) on investments	3,224,402	(2,739)	181,232	22,104	—	5,753,349	1,706
• Net change in unrealized appreciation or depreciation on investments	21,891,294	81,152	33,035,560	127,454	—	78,041,881	53,964
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,872,502	97,851	34,629,219	180,362	—	101,356,905	80,358
Changes From Unit Transactions:
• Net unit transactions	(2,477,926)	81,061	(8,788,778)	661,073	—	(62,312,231)	124,572
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,477,926)	81,061	(8,788,778)	661,073	—	(62,312,231)	124,572
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,394,576	178,912	25,840,441	841,435	—	39,044,674	204,930
NET ASSETS AT DECEMBER 31, 2017	163,216,281	589,596	187,818,258	1,455,002	—	876,608,907	746,498
Changes From Operations:
• Net investment income (loss)	2,562,398	19,495	4,635,022	135,467	(78)	7,216,591	17,294
• Net realized gain (loss) on investments	5,618,152	21,270	73,919	(5,124)	11	6,857,182	3,121
• Net change in unrealized appreciation or depreciation on investments	(35,334,271)	(147,555)	(30,529,357)	(554,364)	1,308	(96,611,700)	(89,292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(27,153,721)	(106,790)	(25,820,416)	(424,021)	1,241	(82,537,927)	(68,877)
Changes From Unit Transactions:
• Net unit transactions	(209,112)	120,057	(828,257)	2,158,693	200,169	(52,943,243)	32,261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(209,112)	120,057	(828,257)	2,158,693	200,169	(52,943,243)	32,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,362,833)	13,267	(26,648,673)	1,734,672	201,410	(135,481,170)	(36,616)
NET ASSETS AT DECEMBER 31, 2018	$135,853,448	$602,863	$161,169,585	$3,189,674	$201,410	$741,127,737	$709,882

See accompanying notes.

	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Standard Class Subaccount	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$258,367,811	$884,263	$335,913,199	$143,926	$306,974,425	$2,268,617
Changes From Operations:
• Net investment income (loss)	2,092,129	49,920	1,158,380	1,054	3,236,747	53,865
• Net realized gain (loss) on investments	7,598,264	41,593	4,605,631	2,393	54,764,702	382,440
• Net change in unrealized appreciation or depreciation on investments	46,931,670	192,708	65,253,170	27,384	(7,458,706)	3,522
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,622,063	284,221	71,017,181	30,831	50,542,743	439,827
Changes From Unit Transactions:
• Net unit transactions	(17,546,602)	1,262,291	(28,089,726)	(18,475)	(7,188,732)	267,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(17,546,602)	1,262,291	(28,089,726)	(18,475)	(7,188,732)	267,534
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,075,461	1,546,512	42,927,455	12,356	43,354,011	707,361
NET ASSETS AT DECEMBER 31, 2017	297,443,272	2,430,775	378,840,654	156,282	350,328,436	2,975,978
Changes From Operations:
• Net investment income (loss)	2,402,568	96,086	1,429,098	1,253	805,369	41,110
• Net realized gain (loss) on investments	5,393,856	17,489	4,370,058	1,532	24,962,542	172,647
• Net change in unrealized appreciation or depreciation on investments	(54,603,891)	(767,900)	(58,543,130)	(23,830)	(67,648,031)	(596,772)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,807,467)	(654,325)	(52,743,974)	(21,045)	(41,880,120)	(383,015)
Changes From Unit Transactions:
• Net unit transactions	12,555,780	2,410,256	4,817,290	1,943	(20,795,376)	279,241
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,555,780	2,410,256	4,817,290	1,943	(20,795,376)	279,241
TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,251,687)	1,755,931	(47,926,684)	(19,102)	(62,675,496)	(103,774)
NET ASSETS AT DECEMBER 31, 2018	$263,191,585	$4,186,706	$330,913,970	$137,180	$287,652,940	$2,872,204

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$264,499,043	$33,289	$—	$—	$201,980,295	$—	$765,659,421
Changes From Operations:
• Net investment income (loss)	122,144	310	68,004	10,716	726,896	578	15,865,205
• Net realized gain (loss) on investments	3,612,039	279	224,222	11,704	4,826,953	375	23,137,507
• Net change in unrealized appreciation or depreciation on investments	50,415,399	5,877	2,043,352	90,451	19,534,901	(593)	43,334,685
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,149,582	6,466	2,335,578	112,871	25,088,750	360	82,337,397
Changes From Unit Transactions:
• Net unit transactions	52,402,885	(1,544)	31,266,477	1,138,537	1,630,330	28,653	(42,940,785)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,402,885	(1,544)	31,266,477	1,138,537	1,630,330	28,653	(42,940,785)
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,552,467	4,922	33,602,055	1,251,408	26,719,080	29,013	39,396,612
NET ASSETS AT DECEMBER 31, 2017	371,051,510	38,211	33,602,055	1,251,408	228,699,375	29,013	805,056,033
Changes From Operations:
• Net investment income (loss)	436,443	(249)	68,846	28,172	848,230	24,237	8,345,442
• Net realized gain (loss) on investments	8,417,791	10,993	4,015,656	173,889	5,611,721	(9,103)	19,926,394
• Net change in unrealized appreciation or depreciation on investments	(43,415,189)	(8,486)	(13,881,436)	(593,844)	(25,065,162)	(104,847)	(94,667,764)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,560,955)	2,258	(9,796,934)	(391,783)	(18,605,211)	(89,713)	(66,395,928)
Changes From Unit Transactions:
• Net unit transactions	157,248,379	(40,469)	38,425,998	1,949,404	4,487,663	1,051,053	(66,415,386)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	157,248,379	(40,469)	38,425,998	1,949,404	4,487,663	1,051,053	(66,415,386)
TOTAL INCREASE (DECREASE) IN NET ASSETS	122,687,424	(38,211)	28,629,064	1,557,621	(14,117,548)	961,340	(132,811,314)
NET ASSETS AT DECEMBER 31, 2018	$493,738,934	$—	$62,231,119	$2,809,029	$214,581,827	$990,353	$672,244,719

See accompanying notes.

	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$184,448	$164,534,401	$—	$416,609,301	$643,902	$911,586,037
Changes From Operations:
• Net investment income (loss)	6,287	569,545	5,431	9,839,046	86,512	564,089
• Net realized gain (loss) on investments	6,609	4,184,064	781	13,723,556	16,047	59,049,578
• Net change in unrealized appreciation or depreciation on investments	10,595	19,446,102	(1,128)	28,844,082	47,522	117,769,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,491	24,199,711	5,084	52,406,684	150,081	177,382,669
Changes From Unit Transactions:
• Net unit transactions	(20,987)	2,333,899	275,576	(8,038,486)	1,558,966	8,954,778
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(20,987)	2,333,899	275,576	(8,038,486)	1,558,966	8,954,778
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,504	26,533,610	280,660	44,368,198	1,709,047	186,337,447
NET ASSETS AT DECEMBER 31, 2017	186,952	191,068,011	280,660	460,977,499	2,352,949	1,097,923,484
Changes From Operations:
• Net investment income (loss)	25,322	786,674	42,753	5,345,827	56,541	15,659
• Net realized gain (loss) on investments	11,528	5,062,757	(29,113)	10,242,637	11,238	83,718,555
• Net change in unrealized appreciation or depreciation on investments	(93,651)	(23,754,000)	(242,261)	(58,930,148)	(262,526)	(151,833,634)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,801)	(17,904,569)	(228,621)	(43,341,684)	(194,747)	(68,099,420)
Changes From Unit Transactions:
• Net unit transactions	717,357	22,962,285	2,328,997	(31,635,229)	(116,751)	(20,129,387)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	717,357	22,962,285	2,328,997	(31,635,229)	(116,751)	(20,129,387)
TOTAL INCREASE (DECREASE) IN NET ASSETS	660,556	5,057,716	2,100,376	(74,976,913)	(311,498)	(88,228,807)
NET ASSETS AT DECEMBER 31, 2018	$847,508	$196,125,727	$2,381,036	$386,000,586	$2,041,451	$1,009,694,677

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Service Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$38,550,462	$—	$—	$274,904,324	$3,132,109	$132,384,924	$2,178,215
Changes From Operations:
• Net investment income (loss)	286,318	—	—	(2,421,975)	27,901	929,920	58,543
• Net realized gain (loss) on investments	2,167,485	—	—	19,833,380	186,932	14,138,050	270,093
• Net change in unrealized appreciation or depreciation on investments	5,159,371	—	—	16,100,671	437,166	(9,114,682)	(156,353)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,613,174	—	—	33,512,076	651,999	5,953,288	172,283
Changes From Unit Transactions:
• Net unit transactions	329,809	—	—	2,848,360	2,757,537	4,244,059	1,010,221
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	329,809	—	—	2,848,360	2,757,537	4,244,059	1,010,221
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,942,983	—	—	36,360,436	3,409,536	10,197,347	1,182,504
NET ASSETS AT DECEMBER 31, 2017	46,493,445	—	—	311,264,760	6,541,645	142,582,271	3,360,719
Changes From Operations:
• Net investment income (loss)	431,821	281,241	4,607	(2,656,203)	38,009	1,764,350	76,288
• Net realized gain (loss) on investments	3,115,259	(12,762)	(35)	24,505,939	447,413	4,607,932	(1,099)
• Net change in unrealized appreciation or depreciation on investments	(6,829,363)	(109,270)	(638)	(67,350,541)	(1,639,000)	(27,952,432)	(639,514)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,282,283)	159,209	3,934	(45,500,805)	(1,153,578)	(21,580,150)	(564,325)
Changes From Unit Transactions:
• Net unit transactions	8,118,745	43,395,382	714,403	38,474,272	3,168,951	4,140,309	237,899
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,118,745	43,395,382	714,403	38,474,272	3,168,951	4,140,309	237,899
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,836,462	43,554,591	718,337	(7,026,533)	2,015,373	(17,439,841)	(326,426)
NET ASSETS AT DECEMBER 31, 2018	$51,329,907	$43,554,591	$718,337	$304,238,227	$8,557,018	$125,142,430	$3,034,293
See accompanying notes.

	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price 2010 Fund - Service Class Subaccount	LVIP T. Rowe Price 2020 Fund - Service Class Subaccount	LVIP T. Rowe Price 2030 Fund - Service Class Subaccount	LVIP T. Rowe Price 2040 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$268,442,037	$133,709	$5,156,296	$10,363,985	$5,018,195	$3,943,414
Changes From Operations:
• Net investment income (loss)	(1,475,635)	450	6,525	(1,082)	(1,909)	9,977
• Net realized gain (loss) on investments	3,090,111	3,036	168,250	570,448	246,417	154,698
• Net change in unrealized appreciation or depreciation on investments	36,101,927	8,459	224,975	409,536	295,885	339,226
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,716,403	11,945	399,750	978,902	540,393	503,901
Changes From Unit Transactions:
• Net unit transactions	60,717,896	(51,278)	258,884	(1,168,241)	(435,632)	255,807
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	60,717,896	(51,278)	258,884	(1,168,241)	(435,632)	255,807
TOTAL INCREASE (DECREASE) IN NET ASSETS	98,434,299	(39,333)	658,634	(189,339)	104,761	759,708
NET ASSETS AT DECEMBER 31, 2017	366,876,336	94,376	5,814,930	10,174,646	5,122,956	4,703,122
Changes From Operations:
• Net investment income (loss)	(818,256)	151	12,451	(8,261)	(16,570)	(11,860)
• Net realized gain (loss) on investments	4,955,354	10,456	376,032	717,804	261,951	271,102
• Net change in unrealized appreciation or depreciation on investments	(57,169,071)	(13,276)	(720,672)	(1,414,568)	(685,915)	(733,254)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(53,031,973)	(2,669)	(332,189)	(705,025)	(440,534)	(474,012)
Changes From Unit Transactions:
• Net unit transactions	116,535,703	(39,321)	(363,563)	(899,027)	(581,205)	(191,682)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	116,535,703	(39,321)	(363,563)	(899,027)	(581,205)	(191,682)
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,503,730	(41,990)	(695,752)	(1,604,052)	(1,021,739)	(665,694)
NET ASSETS AT DECEMBER 31, 2018	$430,380,066	$52,386	$5,119,178	$8,570,594	$4,101,217	$4,037,428

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$233,936,283	$684,497	$116,828,253	$2,922,167	$—	$584,411,163	$33,484
Changes From Operations:
• Net investment income (loss)	(4,297,469)	(1,051)	(2,211,156)	(47,451)	—	1,440,617	330
• Net realized gain (loss) on investments	22,431,801	49,765	8,713,280	269,732	—	14,653,449	686
• Net change in unrealized appreciation or depreciation on investments	53,245,569	227,850	21,257,903	458,563	—	76,539,509	3,735
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,379,901	276,564	27,760,027	680,844	—	92,633,575	4,751
Changes From Unit Transactions:
• Net unit transactions	(2,704,393)	490,185	18,590,602	365,169	—	228,081,595	(2,964)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,704,393)	490,185	18,590,602	365,169	—	228,081,595	(2,964)
TOTAL INCREASE (DECREASE) IN NET ASSETS	68,675,508	766,749	46,350,629	1,046,013	—	320,715,170	1,787
NET ASSETS AT DECEMBER 31, 2017	302,611,791	1,451,246	163,178,882	3,968,180	—	905,126,333	35,271
Changes From Operations:
• Net investment income (loss)	(4,787,811)	(4,426)	(2,552,021)	(45,745)	18,513	3,969,230	376
• Net realized gain (loss) on investments	46,924,075	503,584	21,073,821	493,629	(52)	6,545,632	312
• Net change in unrealized appreciation or depreciation on investments	(51,106,805)	(618,634)	(28,645,862)	(537,266)	(42,348)	(76,849,222)	(2,425)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,970,541)	(119,476)	(10,124,062)	(89,382)	(23,887)	(66,334,360)	(1,737)
Changes From Unit Transactions:
• Net unit transactions	3,179,405	905,733	26,614,515	(1,302,461)	1,621,332	184,977,914	(2,410)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,179,405	905,733	26,614,515	(1,302,461)	1,621,332	184,977,914	(2,410)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,791,136)	786,257	16,490,453	(1,391,843)	1,597,445	118,643,554	(4,147)
NET ASSETS AT DECEMBER 31, 2018	$296,820,655	$2,237,503	$179,669,335	$2,576,337	$1,597,445	$1,023,769,887	$31,124

See accompanying notes.

	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$135,752,026	$615,616	$75,748,351	$718,874	$293,769,550	$—
Changes From Operations:
• Net investment income (loss)	(124,390)	10,805	650,762	20,889	(3,441,702)	(96)
• Net realized gain (loss) on investments	6,345,041	18,425	1,665,183	22,884	41,145,307	4,777
• Net change in unrealized appreciation or depreciation on investments	20,642,347	134,253	20,011,789	189,764	56,418,149	1,918
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,862,998	163,483	22,327,734	233,537	94,121,754	6,599
Changes From Unit Transactions:
• Net unit transactions	36,051,945	590,186	34,113,115	584,066	(50,115,380)	56,773
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	36,051,945	590,186	34,113,115	584,066	(50,115,380)	56,773
TOTAL INCREASE (DECREASE) IN NET ASSETS	62,914,943	753,669	56,440,849	817,603	44,006,374	63,372
NET ASSETS AT DECEMBER 31, 2017	198,666,969	1,369,285	132,189,200	1,536,477	337,775,924	63,372
Changes From Operations:
• Net investment income (loss)	(442,173)	25,198	1,059,280	134,147	(3,854,603)	(1,297)
• Net realized gain (loss) on investments	7,659,631	42,510	1,456,654	(7,822)	50,061,012	55,219
• Net change in unrealized appreciation or depreciation on investments	(24,162,720)	(264,952)	(31,180,568)	(1,030,991)	(44,072,819)	(160,216)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,945,262)	(197,244)	(28,664,634)	(904,666)	2,133,590	(106,294)
Changes From Unit Transactions:
• Net unit transactions	42,262,913	1,256,661	54,349,669	5,905,019	(17,497,409)	812,007
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,262,913	1,256,661	54,349,669	5,905,019	(17,497,409)	812,007
TOTAL INCREASE (DECREASE) IN NET ASSETS	25,317,651	1,059,417	25,685,035	5,000,353	(15,363,819)	705,713
NET ASSETS AT DECEMBER 31, 2018	$223,984,620	$2,428,702	$157,874,235	$6,536,830	$322,412,105	$769,085

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Standard Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Standard Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$85,409,064	$253,400	$—	$—	$3,180,899	$79,213,282	$7,575,360
Changes From Operations:
• Net investment income (loss)	(1,281,527)	160	299,664	8,815	(44,590)	(1,291,157)	57,376
• Net realized gain (loss) on investments	5,972,853	8,267	8,694	(5)	1,436,307	6,953,549	576,313
• Net change in unrealized appreciation or depreciation on investments	5,314,980	28,361	(206,373)	(3,945)	(483,131)	17,785,283	96,046
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,006,306	36,788	101,985	4,865	908,586	23,447,675	729,735
Changes From Unit Transactions:
• Net unit transactions	3,208,511	50,799	38,140,921	617,236	(350,947)	3,349,968	(1,685,778)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,208,511	50,799	38,140,921	617,236	(350,947)	3,349,968	(1,685,778)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,214,817	87,587	38,242,906	622,101	557,639	26,797,643	(956,043)
NET ASSETS AT DECEMBER 31, 2017	98,623,881	340,987	38,242,906	622,101	3,738,538	106,010,925	6,619,317
Changes From Operations:
• Net investment income (loss)	(1,089,922)	2,010	2,490,197	116,487	(50,627)	(1,728,611)	44,913
• Net realized gain (loss) on investments	6,264,811	13,665	(239,389)	(2,616)	357,275	13,858,371	230,291
• Net change in unrealized appreciation or depreciation on investments	(21,695,813)	(87,357)	(3,356,511)	(95,990)	(282,089)	(13,083,861)	(684,208)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,520,924)	(71,682)	(1,105,703)	17,881	24,559	(954,101)	(409,004)
Changes From Unit Transactions:
• Net unit transactions	6,376,200	175,263	77,930,182	3,305,732	389,222	22,974,239	(753,676)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,376,200	175,263	77,930,182	3,305,732	389,222	22,974,239	(753,676)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,144,724)	103,581	76,824,479	3,323,613	413,781	22,020,138	(1,162,680)
NET ASSETS AT DECEMBER 31, 2018	$88,479,157	$444,568	$115,067,385	$3,945,714	$4,152,319	$128,031,063	$5,456,637

See accompanying notes.

	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Value Portfolio - Initial Class Subaccount	MFS® VIT II International Value Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$30,235,182	$7,254,702	$195,373,173	$2,204,695	$323,804	$17,422,808
Changes From Operations:
• Net investment income (loss)	424,632	209,007	4,895,363	(22,181)	5,514	47,942
• Net realized gain (loss) on investments	1,937,497	1,397,162	1,565,434	135,863	7,492	416,466
• Net change in unrealized appreciation or depreciation on investments	2,815,013	(693,296)	17,358,723	354,765	118,738	4,713,601
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,177,142	912,873	23,819,520	468,447	131,744	5,178,009
Changes From Unit Transactions:
• Net unit transactions	34,114,138	(1,077,690)	(24,747,566)	(182,040)	579,114	8,158,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,114,138	(1,077,690)	(24,747,566)	(182,040)	579,114	8,158,045
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,291,280	(164,817)	(928,046)	286,407	710,858	13,336,054
NET ASSETS AT DECEMBER 31, 2017	69,526,462	7,089,885	194,445,127	2,491,102	1,034,662	30,758,862
Changes From Operations:
• Net investment income (loss)	398,554	(19,356)	(1,349,157)	(30,621)	3,547	(73,072)
• Net realized gain (loss) on investments	3,485,047	8,316	2,816,047	283,078	40,469	950,069
• Net change in unrealized appreciation or depreciation on investments	(9,774,120)	(2,136)	(2,593,268)	(371,978)	(133,152)	(4,424,005)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,890,519)	(13,176)	(1,126,378)	(119,521)	(89,136)	(3,547,008)
Changes From Unit Transactions:
• Net unit transactions	12,737,940	(963,046)	(25,061,358)	(213,863)	(19,307)	1,588,472
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,737,940	(963,046)	(25,061,358)	(213,863)	(19,307)	1,588,472
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,847,421	(976,222)	(26,187,736)	(333,384)	(108,443)	(1,958,536)
NET ASSETS AT DECEMBER 31, 2018	$76,373,883	$6,113,663	$168,257,391	$2,157,718	$926,219	$28,800,326

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Morgan Stanley VIF Global Infrastructure Portfolio - Class I Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Non-Service Shares Subaccount	Oppenheimer International Growth Fund/VA Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$75,482	$5,916,784	$1,581,220	$28,198,288	$7,763,619	$532,819	$8,511,287
Changes From Operations:
• Net investment income (loss)	2,427	51,113	(20,888)	(243,958)	(20,431)	4,959	1,969
• Net realized gain (loss) on investments	2,054	275,126	293,753	1,305,591	423,238	302	59,876
• Net change in unrealized appreciation or depreciation on investments	5,992	344,492	417,618	2,800,430	2,148,652	158,933	2,267,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,473	670,731	690,483	3,862,063	2,551,459	164,194	2,328,847
Changes From Unit Transactions:
• Net unit transactions	206,342	353,770	120,705	(4,514,396)	(1,267,263)	761,172	2,910,557
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	206,342	353,770	120,705	(4,514,396)	(1,267,263)	761,172	2,910,557
TOTAL INCREASE (DECREASE) IN NET ASSETS	216,815	1,024,501	811,188	(652,333)	1,284,196	925,366	5,239,404
NET ASSETS AT DECEMBER 31, 2017	292,297	6,941,285	2,392,408	27,545,955	9,047,815	1,458,185	13,750,691
Changes From Operations:
• Net investment income (loss)	7,703	111,445	(27,890)	(267,152)	(19,770)	7,543	(76,675)
• Net realized gain (loss) on investments	10,342	145,972	691,968	2,464,085	927,891	17,142	498,626
• Net change in unrealized appreciation or depreciation on investments	(43,629)	(895,252)	(508,982)	(6,154,708)	(2,111,026)	(181,272)	(3,551,737)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,584)	(637,835)	155,096	(3,957,775)	(1,202,905)	(156,587)	(3,129,786)
Changes From Unit Transactions:
• Net unit transactions	18,764	193,761	155,451	(3,953,984)	(289,736)	(753,022)	1,848,251
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,764	193,761	155,451	(3,953,984)	(289,736)	(753,022)	1,848,251
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,820)	(444,074)	310,547	(7,911,759)	(1,492,641)	(909,609)	(1,281,535)
NET ASSETS AT DECEMBER 31, 2018	$285,477	$6,497,211	$2,702,955	$19,634,196	$7,555,174	$548,576	$12,469,156

See accompanying notes.

	Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund®/VA Service Shares Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Institutional Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$480,830	$8,052,027	$1,712,857	$98,215	$12,900,874	$30,337
Changes From Operations:
• Net investment income (loss)	2,432	(56,004)	98,325	5,242	1,227,836	3,343
• Net realized gain (loss) on investments	31,708	577,096	6,255	29	(1,206,126)	(9)
• Net change in unrealized appreciation or depreciation on investments	36,710	569,833	88,650	5,473	(19,334)	(2,624)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,850	1,090,925	193,230	10,744	2,376	710
Changes From Unit Transactions:
• Net unit transactions	54,017	1,480,958	1,262,301	4,484	(420,535)	2,039
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	54,017	1,480,958	1,262,301	4,484	(420,535)	2,039
TOTAL INCREASE (DECREASE) IN NET ASSETS	124,867	2,571,883	1,455,531	15,228	(418,159)	2,749
NET ASSETS AT DECEMBER 31, 2017	605,697	10,623,910	3,168,388	113,443	12,482,715	33,086
Changes From Operations:
• Net investment income (loss)	(776)	(139,811)	72,609	3,846	67,118	479
• Net realized gain (loss) on investments	78,662	1,452,145	(38,923)	(1,448)	(913,172)	(3,553)
• Net change in unrealized appreciation or depreciation on investments	(161,751)	(2,956,013)	(307,382)	(12,188)	(1,100,324)	(290)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(83,865)	(1,643,679)	(273,696)	(9,790)	(1,946,378)	(3,364)
Changes From Unit Transactions:
• Net unit transactions	99,129	2,112,025	546,805	9,979	(367,324)	(8,360)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	99,129	2,112,025	546,805	9,979	(367,324)	(8,360)
TOTAL INCREASE (DECREASE) IN NET ASSETS	15,264	468,346	273,109	189	(2,313,702)	(11,724)
NET ASSETS AT DECEMBER 31, 2018	$620,961	$11,092,256	$3,441,497	$113,632	$10,169,013	$21,362

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	PIMCO VIT Dynamic Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Institutional Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class Subaccount	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IA Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2017	$3,522,085	$33,325	$2,951,008	$23,565	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	13,652	570	124,949	1,717	(12,342)	(219)	(69,887)
• Net realized gain (loss) on investments	15,502	1	16,512	693	6,384	15	50,361
• Net change in unrealized appreciation or depreciation on investments	106,162	1,187	111,365	564	138,948	5,101	842,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	135,316	1,758	252,826	2,974	132,990	4,897	822,784
Changes From Unit Transactions:
• Net unit transactions	243,227	6,031	400,939	5,581	1,085,876	231,965	13,384,066
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	243,227	6,031	400,939	5,581	1,085,876	231,965	13,384,066
TOTAL INCREASE (DECREASE) IN NET ASSETS	378,543	7,789	653,765	8,555	1,218,866	236,862	14,206,850
NET ASSETS AT DECEMBER 31, 2017	3,900,628	41,114	3,604,773	32,120	1,218,866	236,862	14,206,850
Changes From Operations:
• Net investment income (loss)	61,469	1,116	96,342	1,646	(11,671)	1,286	(199,565)
• Net realized gain (loss) on investments	11,971	15	(24,469)	(1,461)	73,146	7,769	219,581
• Net change in unrealized appreciation or depreciation on investments	(89,843)	(798)	(285,079)	(2,202)	(180,965)	(5,101)	(1,391,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,403)	333	(213,206)	(2,017)	(119,490)	3,954	(1,371,569)
Changes From Unit Transactions:
• Net unit transactions	639,222	1,988	(241,661)	13,066	(12,333)	(240,816)	12,627,784
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	639,222	1,988	(241,661)	13,066	(12,333)	(240,816)	12,627,784
TOTAL INCREASE (DECREASE) IN NET ASSETS	622,819	2,321	(454,867)	11,049	(131,823)	(236,862)	11,256,215
NET ASSETS AT DECEMBER 31, 2018	$4,523,447	$43,435	$3,149,906	$43,169	$1,087,043	$—	$25,463,065

See accompanying notes.

	Putnam VT Global Health Care Fund - Class IA Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Growth & Income Fund - Class IB Subaccount	Putnam VT Income Fund - Class IA Subaccount	Putnam VT Income Fund - Class IB Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IA Subaccount
NET ASSETS AT JANUARY 1, 2017	$19,211	$8,166,716	$1,220,820	$—	$4,034,433	$—
Changes From Operations:
• Net investment income (loss)	(144)	(100,457)	18,402	—	119,042	(2)
• Net realized gain (loss) on investments	1,353	855,375	296,458	—	(9,635)	—
• Net change in unrealized appreciation or depreciation on investments	4,866	548,386	(259,762)	—	81,926	42
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,075	1,303,304	55,098	—	191,333	40
Changes From Unit Transactions:
• Net unit transactions	107,631	4,072,640	(1,275,918)	—	1,913,257	1,345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	107,631	4,072,640	(1,275,918)	—	1,913,257	1,345
TOTAL INCREASE (DECREASE) IN NET ASSETS	113,706	5,375,944	(1,220,820)	—	2,104,590	1,385
NET ASSETS AT DECEMBER 31, 2017	132,917	13,542,660	—	—	6,139,023	1,385
Changes From Operations:
• Net investment income (loss)	1,207	(37,030)	—	(63)	107,418	5
• Net realized gain (loss) on investments	21,005	1,711,861	—	—	(34,650)	51
• Net change in unrealized appreciation or depreciation on investments	(28,508)	(2,122,175)	—	(20)	(134,145)	(164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,296)	(447,344)	—	(83)	(61,377)	(108)
Changes From Unit Transactions:
• Net unit transactions	104,785	1,500,740	—	39,585	608,518	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	104,785	1,500,740	—	39,585	608,518	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	98,489	1,053,396	—	39,502	547,141	(108)
NET ASSETS AT DECEMBER 31, 2018	$231,406	$14,596,056	$—	$39,502	$6,686,164	$1,277

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Putnam VT Multi-Asset Absolute Return Fund - Class IB Subaccount	QS Variable Conservative Growth - Class II Subaccount	Rational Trend Aggregation VA Fund Subaccount	SEI VP Market Growth Strategy Fund - Class II Subaccount	SEI VP Market Growth Strategy Fund - Class III Subaccount	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2017	$2,177,917	$—	$1,382,651	$—	$1,759,951	$1,786,887	$20,789
Changes From Operations:
• Net investment income (loss)	(30,166)	16,983	26,633	—	5,709	4,588	665
• Net realized gain (loss) on investments	4,428	102,246	10,867	—	11,284	(3,116)	(57)
• Net change in unrealized appreciation or depreciation on investments	160,802	(95,633)	(73,494)	—	235,836	293,953	3,118
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	135,064	23,596	(35,994)	—	252,829	295,425	3,726
Changes From Unit Transactions:
• Net unit transactions	612,627	947,222	(78,576)	—	634,758	(27,619)	5,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	612,627	947,222	(78,576)	—	634,758	(27,619)	5,230
TOTAL INCREASE (DECREASE) IN NET ASSETS	747,691	970,818	(114,570)	—	887,587	267,806	8,956
NET ASSETS AT DECEMBER 31, 2017	2,925,608	970,818	1,268,081	—	2,647,538	2,054,693	29,745
Changes From Operations:
• Net investment income (loss)	(21,970)	64,788	31,161	31,611	15,360	17,031	1,418
• Net realized gain (loss) on investments	100,466	65,052	2,677	14,354	32,549	4,999	(908)
• Net change in unrealized appreciation or depreciation on investments	(347,284)	(360,527)	(100,651)	(213,165)	(291,884)	(265,960)	(8,023)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(268,788)	(230,687)	(66,813)	(167,200)	(243,975)	(243,930)	(7,513)
Changes From Unit Transactions:
• Net unit transactions	170,207	3,313,114	(125,889)	2,120,896	39,258	142,283	21,027
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	170,207	3,313,114	(125,889)	2,120,896	39,258	142,283	21,027
TOTAL INCREASE (DECREASE) IN NET ASSETS	(98,581)	3,082,427	(192,702)	1,953,696	(204,717)	(101,647)	13,514
NET ASSETS AT DECEMBER 31, 2018	$2,827,027	$4,053,245	$1,075,379	$1,953,696	$2,442,821	$1,953,046	$43,259

See accompanying notes.

	Templeton Foreign VIP Fund - Class 4 Subaccount	Templeton Global Bond VIP Fund - Class 1 Subaccount	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$2,583,212	$1,539,327	$354,728,144	$17,954,067	$29,587,438	$3,035,987
Changes From Operations:
• Net investment income (loss)	14,343	(8,268)	(5,523,496)	(267,239)	(20,465)	(36,167)
• Net realized gain (loss) on investments	58,717	16,171	(848,040)	91,298	1,268,184	(7,835)
• Net change in unrealized appreciation or depreciation on investments	326,927	4,765	7,917,616	133,891	3,348,344	(36,112)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	399,987	12,668	1,546,080	(42,050)	4,596,063	(80,114)
Changes From Unit Transactions:
• Net unit transactions	152,580	824,987	(22,391,865)	8,295,057	(4,129,930)	648,339
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	152,580	824,987	(22,391,865)	8,295,057	(4,129,930)	648,339
TOTAL INCREASE (DECREASE) IN NET ASSETS	552,567	837,655	(20,845,785)	8,253,007	466,133	568,225
NET ASSETS AT DECEMBER 31, 2017	3,135,779	2,376,982	333,882,359	26,207,074	30,053,571	3,604,212
Changes From Operations:
• Net investment income (loss)	41,078	(13,819)	(5,125,440)	(324,821)	74,054	(42,986)
• Net realized gain (loss) on investments	8,945	(21,994)	(1,941,233)	44,377	2,975,885	15,461
• Net change in unrealized appreciation or depreciation on investments	(655,553)	93,353	8,187,265	473,040	(7,429,636)	(999,132)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(605,530)	57,540	1,120,592	192,596	(4,379,697)	(1,026,657)
Changes From Unit Transactions:
• Net unit transactions	637,567	1,793,351	(37,270,087)	2,363,751	(3,823,694)	(67,948)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	637,567	1,793,351	(37,270,087)	2,363,751	(3,823,694)	(67,948)
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,037	1,850,891	(36,149,495)	2,556,347	(8,203,391)	(1,094,605)
NET ASSETS AT DECEMBER 31, 2018	$3,167,816	$4,227,873	$297,732,864	$28,763,421	$21,850,180	$2,509,607

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	VanEck VIP Global Hard Assets Fund - Initial Class Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$299,092	$10,380,554	$13,293
Changes From Operations:
• Net investment income (loss)	(1,120)	398,678	47,861
• Net realized gain (loss) on investments	(10,794)	21,158	2,336
• Net change in unrealized appreciation or depreciation on investments	13,803	190,293	(10,335)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,889	610,129	39,862
Changes From Unit Transactions:
• Net unit transactions	82,622	2,521,308	1,160,605
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	82,622	2,521,308	1,160,605
TOTAL INCREASE (DECREASE) IN NET ASSETS	84,511	3,131,437	1,200,467
NET ASSETS AT DECEMBER 31, 2017	383,603	13,511,991	1,213,760
Changes From Operations:
• Net investment income (loss)	(1,423)	415,821	21,390
• Net realized gain (loss) on investments	(1,477)	(39,562)	(15,859)
• Net change in unrealized appreciation or depreciation on investments	(113,340)	(924,085)	(31,951)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(116,240)	(547,826)	(26,420)
Changes From Unit Transactions:
• Net unit transactions	30,855	1,088,066	(641,925)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,855	1,088,066	(641,925)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,385)	540,240	(668,345)
NET ASSETS AT DECEMBER 31, 2018	$298,218	$14,052,231	$545,415

See accompanying notes.

	Virtus Rampart Equity Trend Series - Class A Shares Subaccount	Virtus Rampart Equity Trend Series - Class I Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,188,526	$—
Changes From Operations:
• Net investment income (loss)	(16,438)	—
• Net realized gain (loss) on investments	29,618	1
• Net change in unrealized appreciation or depreciation on investments	212,164	6
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	225,344	7
Changes From Unit Transactions:
• Net unit transactions	31,780	44
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	31,780	44
TOTAL INCREASE (DECREASE) IN NET ASSETS	257,124	51
NET ASSETS AT DECEMBER 31, 2017	1,445,650	51
Changes From Operations:
• Net investment income (loss)	(7,789)	—
• Net realized gain (loss) on investments	113,620	6
• Net change in unrealized appreciation or depreciation on investments	(75,112)	(6)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,719	—
Changes From Unit Transactions:
• Net unit transactions	(1,476,369)	(51)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,476,369)	(51)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,445,650)	(51)
NET ASSETS AT DECEMBER 31, 2018	$—	$—

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2018

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of thirty-nine products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover	• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Advisory
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA
• Lincoln Investor Advantage Advisory
• Lincoln Investor Advantage RIA Class
• Lincoln Core Income
• Lincoln InvestmentSolutions RIA
• Lincoln Level Advantage B Share
• Lincoln Level Advantage Advisory
• Lincoln Level Advantage B Class

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred forty-one available mutual funds (the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares

Invesco V.I. Diversified Dividend Fund - Series I Shares

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class B

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Listed Private Equity Portfolio - Class I

ALPS/Red Rocks Listed Private Equity Portfolio - Class III

ALPS/Stadion Core ETF Portfolio - Class I

ALPS/Stadion Core ETF Portfolio - Class III

ALPS/Stadion Tactical Growth Portfolio - Class I**

ALPS/Stadion Tactical Growth Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 1

American Funds Global Balanced Fund - Class 1A

American Funds Global Bond Fund - Class 1

American Funds Global Bond Fund - Class 1A

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A

American Funds Global Growth Fund - Class 1

American Funds Global Growth Fund - Class 1A

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A

American Funds International Fund - Class 1

American Funds International Fund - Class 1A

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A

American Funds Managed Risk Asset Allocation Fund - Class P1

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1

American Funds Managed Risk Growth Fund - Class P1

American Funds Managed Risk Growth-Income Fund - Class P1

American Funds Managed Risk International Fund - Class P1

American Funds Mortgage Fund - Class 1

American Funds Mortgage Fund - Class 1A

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A

American Funds U.S. Government/AAA-Rated Securities Fund - Class 4**

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1

Columbia VP Commodity Strategy Fund - Class 2

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Columbia VP Emerging Markets Bond Fund - Class 1

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® International Value Equity Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Equity 500 Index VIP Portfolio - Class B**

DWS Small Cap Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund - Class 1

Franklin Founding Funds Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Templeton Foreign VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio - Class I

Ivy VIP Asset Strategy Portfolio - Class II

Ivy VIP Energy Portfolio - Class I

Ivy VIP Energy Portfolio - Class II

Ivy VIP High Income Portfolio - Class I

Ivy VIP High Income Portfolio - Class II

Ivy VIP Mid Cap Growth Portfolio - Class I

Ivy VIP Mid Cap Growth Portfolio - Class II

Ivy VIP Science and Technology Portfolio - Class I

Ivy VIP Science and Technology Portfolio - Class II

Ivy VIP Small Cap Growth Portfolio - Class I

Ivy VIP Small Cap Growth Portfolio - Class II

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Scientific Allocation Fund - Service Class

LVIP BlackRock Scientific Allocation Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Core Equity Managed Volatility Fund - Service Class

LVIP Blended Core Equity Managed Volatility Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP Clarion Global Real Estate Fund - Service Class

LVIP Clarion Global Real Estate Fund - Standard Class

LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Special Opportunities Fund - Service Class

LVIP Delaware Special Opportunities Fund - Standard Class**

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class

LVIP Franklin Templeton Value Managed Volatility Fund - Service Class

LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Goldman Sachs Income Builder Fund - Service Class

LVIP Goldman Sachs Income Builder Fund - Standard Class

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Invesco Select Equity Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Loomis Sayles Global Growth Fund - Service Class

LVIP Loomis Sayles Global Growth Fund - Standard Class

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Emerging Markets Equity Index Fund - Service Class

LVIP SSGA Emerging Markets Equity Index Fund - Standard Class**

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Short-Term Bond Index Fund - Service Class

LVIP SSGA Short-Term Bond Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price 2010 Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Service Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Service Class

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Service Class

LVIP T. Rowe Price 2040 Fund - Standard Class**

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class

LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class**

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Value Portfolio - Initial Class

MFS® VIT II International Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Trend Aggregation VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Oppenheimer Variable Account Funds:

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Service Shares

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class

PIMCO VIT All Asset All Authority Portfolio - Institutional Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class

PIMCO VIT Dynamic Bond Portfolio - Advisor Class

PIMCO VIT Dynamic Bond Portfolio - Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class

Putnam Variable Trust:

Putnam VT Equity Income Fund - Class IB

Putnam VT George Putnam Balanced Fund - Class IA**

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Putnam VT Income Fund - Class IB

Putnam VT Multi-Asset Absolute Return Fund - Class IA

Putnam VT Multi-Asset Absolute Return Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

SEI Insurance Products Trust:

SEI VP Market Growth Strategy Fund - Class II

SEI VP Market Growth Strategy Fund - Class III

SEI VP Market Plus Strategy Fund - Class II**

SEI VP Market Plus Strategy Fund - Class III

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2018

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2018. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2017, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2017, the 2017 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2017:

American Century VP Large Company Value Fund - Class I	American Funds New World Fund® - Class 1A
American Century VP Large Company Value Fund - Class II	American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
American Funds Asset Allocation Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class I
American Funds Blue Chip Income and Growth Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class II
American Funds Bond Fund - Class 1A	Ivy VIP Asset Strategy Portfolio - Class I
American Funds Capital Income Builder® - Class 1A	Ivy VIP Energy Portfolio - Class I
American Funds Global Balanced Fund - Class 1A	Ivy VIP High Income Portfolio - Class I
American Funds Global Bond Fund - Class 1A	Ivy VIP Micro Cap Growth Portfolio - Class I
American Funds Global Growth and Income Fund - Class 1A	Ivy VIP Mid Cap Growth Portfolio - Class I
American Funds Global Growth Fund - Class 1A	Ivy VIP Science and Technology Portfolio - Class I
American Funds Global Small Capitalization Fund - Class 1A	Lincoln iShares® Fixed Income Allocation Fund - Standard Class
American Funds Growth Fund - Class 1A	Lincoln iShares® Global Growth Allocation Fund - Standard Class
American Funds Growth-Income Fund - Class 1A	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
American Funds High-Income Bond Fund - Class 1A	LVIP Western Asset Core Bond Fund - Service Class
American Funds International Fund - Class 1A	LVIP Western Asset Core Bond Fund - Standard Class
American Funds International Growth and Income Fund - Class 1A	QS Variable Conservative Growth - Class I
American Funds Mortgage Fund - Class 1A	QS Variable Conservative Growth - Class II

Also during 2017, the following funds changed their names:

Previous Fund Name	New Fund Name
ALPS/Stadion Tactical Defensive Portfolio - Class I	ALPS/Stadion Core ETF Portfolio - Class I
ALPS/Stadion Tactical Defensive Portfolio - Class III	ALPS/Stadion Core ETF Portfolio - Class III
Delaware VIP® Smid Cap Growth Series - Service Class	Delaware VIP® Smid Cap Core Series - Service Class
Delaware VIP® Smid Cap Growth Series - Standard Class	Delaware VIP® Smid Cap Core Series - Standard Class
Janus Aspen Balanced Portfolio - Service Shares	Janus Henderson Balanced Portfolio - Service Shares
Janus Aspen Enterprise Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares
Janus Aspen Global Research Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares
LVIP Delaware Foundation Moderate Allocation Fund - Service Class	LVIP BlackRock Scientific Allocation Fund - Service Class
LVIP Delaware Foundation Moderate Allocation Fund - Standard Class	LVIP BlackRock Scientific Allocation Fund - Standard Class
LVIP Delaware Foundation Aggressive Allocation Fund - Service Class	LVIP Delaware Wealth Builder Fund - Service Class
LVIP Delaware Foundation Aggressive Allocation Fund - Standard Class	LVIP Delaware Wealth Builder Fund - Standard Class
LVIP Delaware Foundation Conservative Allocation Fund - Service Class	LVIP JPMorgan Retirement Income Fund - Service Class
LVIP Delaware Foundation Conservative Allocation Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class
Virtus Multi-Sector Fixed Income Series - Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Multi-Sector Fixed Income Series - Class I Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
Virtus Equity Trend Series - Class A Shares	Virtus Rampart Equity Trend Series - Class A Shares
Virtus Equity Trend Series - Class I Shares	Virtus Rampart Equity Trend Series - Class I Shares

Also during 2017, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Morgan Stanley Universal Institutional Funds	Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Huntington VA Funds	Mutual Fund and Variable Insurance Trust

Also during 2017, the following fund merger occurred:

Fund Acquired	Acquiring Fund
Putnam VT Growth & Income Fund - Class IB	Putnam VT Equity Income Fund - Class IB

Also during 2017, the following funds ceased to be available as investment options to Variable Account contract owners:

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

During 2018, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2018, the 2018 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2018:

Ivy VIP Small Cap Growth Portfolio - Class I	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Ivy VIP Small Cap Growth Portfolio - Class II	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	LVIP SSGA Short-Term Bond Index Fund - Service Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	LVIP SSGA Short-Term Bond Index Fund - Standard Class
LVIP Loomis Sayles Global Growth Fund - Service Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
LVIP Loomis Sayles Global Growth Fund - Standard Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class

Also during 2018, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP Select Core Equity Managed Volatility Fund - Service Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
LVIP Select Core Equity Managed Volatility Fund - Standard Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class
LVIP Managed Risk Profile 2010 Fund - Service Class	LVIP T. Rowe Price 2010 Fund - Service Class
LVIP Managed Risk Profile 2010 Fund - Standard Class	LVIP T. Rowe Price 2010 Fund - Standard Class
LVIP Managed Risk Profile 2020 Fund - Service Class	LVIP T. Rowe Price 2020 Fund - Service Class
LVIP Managed Risk Profile 2020 Fund - Standard Class	LVIP T. Rowe Price 2020 Fund - Standard Class
LVIP Managed Risk Profile 2030 Fund - Service Class	LVIP T. Rowe Price 2030 Fund - Service Class
LVIP Managed Risk Profile 2030 Fund - Standard Class	LVIP T. Rowe Price 2030 Fund - Standard Class
LVIP Managed Risk Profile 2040 Fund - Service Class	LVIP T. Rowe Price 2040 Fund - Service Class
LVIP Managed Risk Profile 2040 Fund - Standard Class	LVIP T. Rowe Price 2040 Fund - Standard Class
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	PIMCO VIT Dynamic Bond Portfolio - Advisor Class
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	PIMCO VIT Dynamic Bond Portfolio - Institutional Class
Putnam VT Absolute Return 500 Fund - Class IA	Putnam VT Multi-Asset Absolute Return Fund - Class IA
Putnam VT Absolute Return 500 Fund - Class IB	Putnam VT Multi-Asset Absolute Return Fund - Class IB
Rational Dividend Capture VA Fund	Rational Trend Aggregation VA Fund

Also during 2018, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Deutsche Investments VIT Funds	Deutsche DWS Investments VIT Funds
Deutsche Variable Series II	Deutsche DWS Variable Series II

Also during 2018, the following funds ceased to be available as investment options to Variable Account contract owners:

BlackRock iShares® Alternative Strategies V.I. Fund - Class I	Ivy VIP Micro Cap Growth Portfolio - Class I
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	Ivy VIP Micro Cap Growth Portfolio - Class II
Fidelity® VIP Equity-Income Portfolio - Initial Class	LVIP BlackRock Multi-Asset Income Fund - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	LVIP BlackRock Multi-Asset Income Fund - Standard Class
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	Virtus Rampart Equity Trend Series - Class A Shares
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	Virtus Rampart Equity Trend Series - Class I Shares

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-nine contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0082192% (1.30% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis).

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis).

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0078082% (1.00% to 2.85% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis).

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0026027% to .0045205% (.95% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (.25% to .80% on an annual basis).

•  Lincoln Investor Advantage Advisory at a daily rate of .0002739% to .0013699% (.10% to .50% on an annual basis).

•  Lincoln Investor Advantage RIA Class at a daily rate of .0009589% to .0020548% (.35% to .75% on an annual basis).

•  Lincoln Core Income at a daily rate of .0015068% to .0031506% (.55% to 1.15% on an annual basis).

•  Lincoln InvestmentSolutions RIA at a daily rate of .0010959% to .0061644% (.40% to 2.25% on an annual basis).

•  Lincoln Level Advantage B Share at a daily rate of .0030137% to .0035616% (1.10% to 1.30% on an annual basis).

•  Lincoln Level Advantage Advisory at a daily rate of .0002740% to .0008219% (.10% to .30% on an annual basis).

•  Lincoln Level Advantage B Class at a daily rate of .0035616% (1.30% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2018 and 2017 were $472,393,070 and $450,697,529, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2018 and 2017, sales charges amounted to $281,889 and $543,355, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2018, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2018		0.30%	3.20%	$5.64	$22.15	2,185,761	$27,872,937	-12.82%	-10.25%	0.00%
	2017		0.30%	3.20%	6.38	25.07	2,049,491	31,775,509	32.07%	35.41%	0.28%
	2016		0.65%	3.15%	4.77	18.73	2,134,613	24,562,976	-3.76%	-1.52%	0.00%
	2015		0.65%	2.95%	4.90	19.25	2,488,790	29,135,815	-0.34%	1.98%	0.00%
	2014		0.65%	2.95%	4.86	19.11	2,705,522	28,692,905	1.76%	4.13%	0.00%
AB VPS Growth and Income Portfolio - Class B
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.11%
AB VPS International Value Portfolio - Class B
	2018		1.25%	1.25%	7.30	7.30	125	916	-23.93%	-23.93%	1.14%
	2017		1.25%	1.25%	9.60	9.60	128	1,232	23.56%	23.56%	1.23%
	2016		1.55%	1.55%	7.53	7.53	326	2,454	-2.31%	-2.31%	0.74%
	2015		1.55%	1.90%	7.45	7.71	666	5,045	0.47%	0.82%	1.70%
	2014		1.55%	1.90%	7.41	7.64	678	5,099	-8.21%	-7.88%	3.17%
AB VPS Large Cap Growth Portfolio - Class B
	2018		1.30%	2.80%	13.42	32.32	469,902	8,454,833	-0.50%	1.00%	0.00%
	2017		1.30%	2.80%	13.36	32.00	579,076	10,225,500	28.04%	29.97%	0.00%
	2016		1.30%	2.80%	10.33	24.62	698,118	9,426,032	-0.47%	1.03%	0.00%
	2015		1.30%	2.80%	10.27	24.37	772,531	10,319,207	7.79%	9.42%	0.00%
	2014		1.30%	2.80%	9.44	22.27	848,639	10,433,388	10.70%	12.37%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2018		0.35%	0.80%	10.73	11.73	57,086	636,204	-15.71%	-15.32%	0.41%
	2017		0.35%	0.80%	13.66	13.86	33,383	458,767	12.25%	12.70%	0.46%
	2016		0.40%	0.80%	12.30	12.30	31,088	382,005	24.59%	24.59%	0.71%
	2015		0.40%	0.40%	9.87	9.87	7,880	77,770	-5.86%	-5.86%	0.80%
	2014	7/24/14	0.40%	0.80%	10.46	10.48	5,516	57,825	1.02%	1.76%	0.31%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2018		0.10%	3.30%	10.29	38.54	6,488,398	173,964,293	-18.01%	-15.38%	0.23%
	2017		0.10%	3.25%	13.59	46.14	6,451,753	212,389,129	9.30%	12.51%	0.24%
	2016		0.30%	3.20%	12.25	41.47	6,394,531	191,725,194	20.86%	24.42%	0.32%
	2015		0.30%	3.20%	14.11	33.70	6,850,862	167,462,421	-8.67%	-6.26%	0.51%
	2014		0.60%	3.20%	15.45	36.24	7,291,406	194,269,675	5.51%	8.24%	0.46%
ALPS/Alerian Energy Infrastructure Portfolio - Class I
	2018		0.35%	0.40%	7.27	8.83	39,507	342,445	-18.90%	-18.86%	1.90%
	2017		0.35%	0.80%	8.83	8.96	54,209	546,169	-1.28%	-0.88%	4.31%
	2016		0.40%	0.80%	8.95	9.04	26,684	241,029	40.26%	40.83%	2.24%
	2015		0.40%	0.80%	6.42	6.42	28,281	181,504	-37.96%	-37.96%	0.85%
	2014	7/24/14	0.40%	0.40%	10.35	10.35	11,325	117,205	-6.09%	-6.09%	0.92%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2018		0.10%	1.65%	$6.73	$8.78	604,625	$4,262,403	-20.28%	-19.04%	1.76%
	2017		0.10%	1.65%	8.44	8.87	647,095	5,663,293	-2.46%	-1.14%	1.93%
	2016		0.30%	1.65%	8.65	8.97	624,350	5,468,502	38.49%	40.37%	2.41%
	2015		0.30%	1.65%	6.25	6.39	379,465	2,388,413	-38.94%	-38.11%	0.93%
	2014	7/2/14	0.30%	1.65%	10.23	10.32	187,200	1,921,367	-6.49%	-0.84%	0.21%
ALPS/Red Rocks Listed Private Equity Portfolio - Class I
	2018		0.35%	0.80%	10.72	11.43	10,588	117,665	-12.92%	-12.52%	7.11%
	2017		0.35%	0.80%	12.31	12.45	4,379	54,484	24.50%	25.00%	3.09%
	2016	3/7/16	0.40%	0.80%	9.89	9.96	2,705	26,876	7.06%	12.99%	3.90%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
	2018		0.10%	1.65%	10.27	11.26	978,824	10,118,893	-13.96%	-12.62%	5.67%
	2017		0.10%	1.65%	11.94	12.38	768,031	9,257,493	22.92%	24.58%	2.78%
	2016		0.30%	1.65%	9.72	9.94	556,329	5,435,000	6.21%	7.65%	0.82%
	2015	5/26/15	0.30%	1.65%	9.15	9.23	373,631	3,424,521	-10.07%	-8.81%	0.16%
ALPS/Stadion Core ETF Portfolio - Class I
	2018		0.40%	0.75%	11.28	11.28	25,539	281,972	-6.11%	-6.11%	0.56%
	2017		0.40%	0.80%	11.84	12.01	5,042	59,905	12.93%	13.38%	0.27%
	2016		0.40%	0.80%	10.59	10.59	5,276	55,445	11.01%	11.01%	0.00%
	2015		0.40%	0.40%	9.54	9.54	870	8,312	-9.71%	-9.71%	0.20%
	2014	12/26/14	0.40%	0.40%	10.57	10.57	7,749	81,904	-1.30%	-1.30%	0.00%
ALPS/Stadion Core ETF Portfolio - Class III
	2018		0.10%	2.90%	9.59	11.34	1,378,731	13,855,847	-8.76%	-6.21%	0.53%
	2017		0.10%	2.85%	11.35	11.93	917,171	10,143,127	11.71%	13.23%	0.19%
	2016		0.30%	1.65%	10.16	10.33	439,298	4,509,989	9.00%	9.60%	0.00%
	2015		1.10%	1.65%	9.32	9.43	566,375	5,324,167	-10.83%	-10.34%	0.12%
	2014	7/17/14	1.10%	1.65%	10.46	10.51	72,836	764,872	-0.67%	2.46%	0.00%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2018		0.10%	1.65%	10.50	11.47	449,844	4,799,165	-5.84%	-4.37%	0.17%
	2017		0.10%	1.65%	11.15	11.56	439,837	4,962,374	10.35%	11.85%	0.30%
	2016		0.30%	1.65%	10.10	10.33	390,479	3,972,301	7.43%	8.89%	0.33%
	2015	5/27/15	0.30%	1.65%	9.41	9.49	145,628	1,373,696	-6.37%	-2.92%	0.00%
American Century VP Balanced Fund - Class I
	2018		0.35%	1.10%	10.92	10.92	19,435	211,885	-4.17%	-4.17%	1.57%
	2017	3/28/17	0.35%	0.35%	11.40	11.40	6,291	71,687	9.44%	9.44%	1.24%
American Century VP Balanced Fund - Class II
	2018		0.10%	3.10%	10.56	11.31	6,237,374	68,545,174	-6.87%	-4.03%	1.23%
	2017		0.10%	3.30%	11.35	11.87	4,327,370	50,309,821	10.21%	13.28%	1.41%
	2016	5/25/16	0.30%	3.05%	10.29	10.48	1,761,279	18,291,592	-1.16%	6.73%	0.79%
American Century VP Inflation Protection Fund - Class II
	2018		2.15%	2.15%	11.50	11.50	1,989	22,881	-4.89%	-4.89%	2.76%
	2017		2.15%	2.15%	12.10	12.10	2,133	25,803	1.47%	1.47%	2.51%
	2016	1/22/16	2.15%	2.15%	11.92	11.92	2,283	27,225	-2.86%	-2.86%	1.66%
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.34%
American Century VP Large Company Value Fund - Class I
	2018		0.35%	1.85%	9.72	9.74	106,814	1,037,025	-8.50%	-8.36%	1.98%
	2017	6/27/17	0.35%	0.70%	10.61	10.63	33,184	352,509	2.34%	6.58%	0.65%
American Century VP Large Company Value Fund - Class II
	2018		0.10%	3.00%	9.31	9.76	1,512,106	14,387,793	-10.90%	-8.28%	1.81%
	2017	6/7/17	0.10%	3.00%	10.45	10.64	358,793	3,784,362	-0.34%	7.74%	0.89%
American Funds Asset Allocation Fund - Class 1
	2018		0.40%	1.95%	12.71	17.44	1,126,689	17,154,823	-6.20%	-4.73%	1.88%
	2017		0.40%	1.95%	13.34	18.35	1,175,826	18,849,926	14.26%	16.04%	1.78%
	2016		0.40%	1.95%	11.49	15.84	944,992	13,813,111	7.57%	9.25%	3.09%
	2015		0.40%	1.95%	10.52	14.53	284,659	3,379,682	-0.32%	1.24%	2.84%
	2014		0.40%	1.95%	13.69	14.22	81,493	1,083,366	3.62%	4.72%	1.91%
American Funds Asset Allocation Fund - Class 1A
	2018		0.35%	1.85%	10.79	10.88	632,290	6,856,689	-5.30%	-4.92%	1.98%
	2017	4/13/17	0.35%	0.75%	11.39	11.44	358,300	4,093,365	1.37%	10.40%	2.05%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Asset Allocation Fund - Class 4
	2018		0.10%	1.65%	$11.29	$12.47	11,372,540	$134,834,301	-6.39%	-4.93%	1.54%
	2017		0.10%	1.65%	12.52	13.15	9,854,185	125,099,749	14.01%	15.56%	1.45%
	2016		0.30%	1.65%	10.98	11.38	7,898,429	87,672,209	7.38%	8.84%	1.58%
	2015		0.30%	1.65%	10.22	10.45	4,522,223	46,560,007	-0.51%	0.84%	3.01%
	2014	7/11/14	0.30%	1.65%	10.28	10.37	488,562	5,036,627	0.73%	2.37%	2.97%
American Funds Blue Chip Income and Growth Fund - Class 1
	2018		0.40%	2.25%	12.12	19.80	217,870	3,579,695	-10.49%	-8.82%	2.05%
	2017		0.40%	2.25%	14.54	21.75	245,762	4,489,873	15.09%	16.83%	2.26%
	2016		0.40%	1.90%	12.63	18.66	215,617	3,345,018	16.82%	18.58%	2.32%
	2015		0.40%	1.90%	10.65	15.77	183,536	2,465,234	-4.55%	-3.11%	2.26%
	2014		0.40%	1.90%	15.55	16.30	168,673	2,328,817	13.51%	15.00%	4.84%
American Funds Blue Chip Income and Growth Fund - Class 1A
	2018		0.35%	1.85%	10.14	10.45	302,782	3,151,192	-10.34%	-8.99%	2.73%
	2017	2/24/17	0.35%	1.85%	11.31	11.48	53,961	618,727	5.58%	11.54%	3.87%
American Funds Blue Chip Income and Growth Fund - Class 4
	2018		0.10%	1.65%	11.29	13.22	2,576,000	31,919,266	-10.41%	-9.01%	1.98%
	2017		0.10%	1.65%	13.86	14.55	2,122,791	29,875,527	14.79%	16.35%	2.05%
	2016		0.30%	1.65%	12.07	12.51	1,606,020	19,617,556	16.56%	18.14%	2.14%
	2015		0.30%	1.65%	10.36	10.59	952,751	9,935,928	-4.79%	-3.50%	2.57%
	2014	6/27/14	0.30%	1.65%	10.88	10.97	270,432	2,949,193	-0.94%	7.83%	6.32%
American Funds Bond Fund - Class 1
	2018		0.60%	2.25%	9.84	11.62	554,866	6,353,029	-2.66%	-1.04%	2.61%
	2017		0.60%	2.25%	10.77	11.74	549,238	6,361,687	1.92%	3.26%	2.29%
	2016		0.60%	1.90%	10.57	11.37	323,939	3,654,693	1.33%	2.65%	2.06%
	2015		0.60%	1.90%	10.43	11.08	219,347	2,408,720	-1.44%	-0.16%	2.03%
	2014		0.60%	1.90%	10.59	11.10	184,166	2,028,548	3.60%	4.95%	2.53%
American Funds Bond Fund - Class 1A
	2018		0.40%	1.85%	9.91	10.18	317,437	3,222,604	-2.42%	-1.09%	3.24%
	2017	3/20/17	0.50%	1.85%	10.16	10.29	103,217	1,061,558	-0.11%	2.77%	4.05%
American Funds Capital Income Builder® - Class 1
	2018		0.40%	0.90%	10.39	10.64	96,253	1,020,906	-7.61%	-7.14%	3.21%
	2017		0.40%	0.90%	11.25	11.46	87,875	1,004,071	12.28%	12.84%	3.02%
	2016		0.40%	1.70%	9.81	10.15	90,463	916,505	2.41%	3.75%	3.55%
	2015		0.40%	1.70%	9.75	9.78	36,108	352,892	-1.82%	-1.62%	3.01%
	2014	8/13/14	0.40%	0.60%	9.93	9.95	11,785	117,203	-0.92%	-0.63%	1.21%
American Funds Capital Income Builder® - Class 1A
	2018		0.35%	1.10%	10.25	10.32	259,735	2,675,912	-7.66%	-7.33%	2.92%
	2017	2/24/17	0.35%	0.70%	11.10	11.13	40,881	454,380	2.13%	9.22%	2.86%
American Funds Capital Income Builder® - Class 4
	2018		0.10%	1.65%	9.80	10.54	3,831,685	38,062,876	-8.77%	-7.34%	2.73%
	2017		0.10%	1.65%	10.75	11.29	3,196,968	34,882,122	10.81%	12.31%	2.57%
	2016		0.30%	1.65%	9.70	10.05	2,709,830	26,593,272	2.09%	3.47%	2.92%
	2015		0.30%	1.65%	9.50	9.71	1,345,855	12,866,136	-3.40%	-2.09%	2.72%
	2014	7/11/14	0.30%	1.65%	9.83	9.92	331,104	3,264,170	-2.81%	2.10%	1.46%
American Funds Global Balanced Fund - Class 1
	2018		0.60%	0.65%	13.97	14.02	37,117	518,492	-6.42%	-6.37%	1.54%
	2017		0.60%	0.65%	14.92	14.97	37,258	556,175	19.14%	19.20%	1.11%
	2016		0.60%	0.65%	12.53	12.56	44,349	555,860	4.05%	4.11%	2.23%
	2015		0.60%	1.70%	11.47	12.07	26,192	314,361	-2.36%	-1.28%	1.25%
	2014		0.60%	1.70%	11.75	12.22	28,351	344,386	0.15%	1.26%	1.55%
American Funds Global Balanced Fund - Class 1A
	2018		0.50%	1.10%	11.04	11.04	177,417	1,958,576	-6.50%	-6.50%	2.45%
	2017	7/25/17	0.50%	0.50%	11.81	11.81	20,221	238,878	5.60%	5.60%	2.40%
American Funds Global Bond Fund - Class 1
	2018		0.60%	2.15%	9.53	10.72	269,938	2,831,460	-3.24%	-1.73%	2.36%
	2017		0.60%	2.15%	9.85	10.91	263,558	2,829,781	4.84%	6.47%	0.58%
	2016		0.60%	2.15%	9.39	10.25	219,952	2,222,585	0.73%	2.31%	0.82%
	2015		0.60%	2.15%	9.32	10.02	180,752	1,783,495	-5.79%	-4.32%	0.09%
	2014		0.60%	2.15%	9.90	10.47	159,471	1,649,036	-0.45%	1.10%	1.84%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Bond Fund - Class 1A
	2018		0.50%	0.70%	$10.46	$10.46	37,325	$390,245	-1.79%	-1.79%	2.85%
	2017	6/27/17	0.50%	0.50%	10.65	10.65	6,006	63,963	1.31%	1.31%	0.96%
American Funds Global Growth and Income Fund - Class 1
	2018		0.60%	1.90%	14.89	16.44	81,409	1,303,938	-11.06%	-9.90%	1.90%
	2017		0.60%	1.90%	16.74	18.25	79,422	1,415,352	24.03%	25.65%	2.18%
	2016		0.60%	1.90%	13.50	14.53	102,601	1,471,459	5.59%	6.97%	2.57%
	2015		0.60%	1.90%	12.79	13.58	61,907	828,333	-3.00%	-1.73%	2.46%
	2014		0.60%	1.90%	13.18	13.82	39,804	541,529	4.00%	5.36%	4.40%
American Funds Global Growth and Income Fund - Class 1A
	2018		0.50%	0.70%	11.15	11.15	82,192	916,018	-10.07%	-10.07%	2.37%
	2017	7/28/17	0.50%	0.50%	12.39	12.39	9,631	119,368	6.84%	6.84%	2.20%
American Funds Global Growth Fund - Class 1
	2018		0.40%	1.95%	13.02	26.44	98,245	1,947,426	-10.58%	-9.18%	0.92%
	2017		0.40%	1.95%	14.39	29.17	100,452	2,230,705	29.37%	31.28%	0.87%
	2016		0.40%	1.90%	11.00	22.26	120,828	2,168,663	-1.03%	0.47%	1.14%
	2015		0.40%	1.90%	11.00	22.20	103,598	1,966,526	5.22%	6.81%	1.54%
	2014		0.40%	1.90%	16.32	20.76	53,456	929,867	0.84%	1.85%	1.74%
American Funds Global Growth Fund - Class 1A
	2018		0.35%	1.85%	11.63	11.67	393,739	4,575,458	-9.48%	-9.34%	0.88%
	2017	2/24/17	0.35%	1.75%	12.69	12.87	134,709	1,729,281	0.00%	23.46%	1.69%
American Funds Global Growth Fund - Class 2
	2018		0.60%	3.45%	10.81	27.63	10,747,038	254,965,014	-12.13%	-9.63%	0.65%
	2017		0.65%	3.45%	17.26	30.77	11,616,271	308,500,828	27.40%	30.62%	0.64%
	2016		0.65%	3.15%	13.55	23.71	13,247,007	273,063,601	-2.50%	-0.03%	0.83%
	2015		0.65%	3.15%	13.90	23.87	14,297,446	299,327,181	3.62%	6.24%	1.01%
	2014		0.65%	3.15%	13.41	22.62	15,062,955	300,070,833	-0.86%	1.65%	1.13%
American Funds Global Growth Fund - Class 4
	2018		0.10%	1.65%	10.03	13.01	3,751,451	44,520,431	-10.72%	-9.33%	0.56%
	2017		0.10%	1.65%	13.69	14.38	2,754,870	37,676,270	28.97%	30.72%	0.73%
	2016		0.30%	1.65%	10.62	11.00	1,566,169	16,824,684	-1.27%	0.07%	0.69%
	2015		0.30%	1.65%	10.75	11.00	1,199,771	12,998,542	4.94%	6.37%	1.81%
	2014	7/7/14	0.30%	1.65%	10.25	10.34	166,172	1,707,623	-2.09%	6.92%	1.88%
American Funds Global Small Capitalization Fund - Class 1
	2018		0.40%	1.90%	11.44	23.01	71,760	1,246,968	-11.99%	-10.66%	0.33%
	2017		0.40%	1.90%	12.85	25.81	74,101	1,447,426	23.84%	25.71%	0.67%
	2016		0.40%	1.90%	10.26	20.57	72,209	1,145,718	0.42%	1.94%	0.61%
	2015		0.40%	1.90%	10.18	20.22	43,539	713,056	-1.39%	0.10%	0.00%
	2014		0.40%	1.90%	12.12	20.24	38,850	647,274	0.43%	1.74%	0.56%
American Funds Global Small Capitalization Fund - Class 1A
	2018		0.35%	0.75%	10.91	10.94	31,343	342,208	-11.00%	-10.87%	0.20%
	2017	2/24/17	0.35%	0.50%	12.26	12.28	14,797	181,646	9.37%	17.98%	0.59%
American Funds Global Small Capitalization Fund - Class 2
	2018		0.60%	3.15%	11.58	36.48	16,962,993	329,926,725	-13.32%	-11.08%	0.08%
	2017		0.60%	3.15%	13.36	41.54	18,496,006	407,453,214	21.99%	25.14%	0.43%
	2016		0.60%	3.15%	10.95	33.61	21,300,578	378,822,041	-1.07%	1.49%	0.22%
	2015		0.60%	3.15%	11.07	33.54	22,851,469	407,238,808	-2.84%	-0.38%	0.00%
	2014		0.65%	3.15%	11.39	34.07	24,595,417	444,106,901	-1.04%	1.46%	0.12%
American Funds Global Small Capitalization Fund - Class 4
	2018		0.10%	1.65%	9.90	11.43	1,183,675	12,535,795	-12.27%	-10.89%	0.02%
	2017		0.10%	1.65%	12.24	12.86	819,439	10,114,015	23.57%	25.25%	0.41%
	2016		0.30%	1.65%	9.91	10.26	505,637	5,070,326	0.18%	1.54%	0.10%
	2015		0.30%	1.65%	9.89	9.98	449,566	4,478,298	-1.66%	-1.11%	0.00%
	2014	7/10/14	1.10%	1.65%	10.05	10.09	109,654	1,105,353	-3.11%	0.33%	0.15%
American Funds Growth Fund - Class 1
	2018		0.40%	2.15%	15.78	34.31	349,324	9,570,818	-2.14%	-0.41%	0.67%
	2017		0.40%	2.15%	15.91	34.52	385,667	10,602,163	25.89%	28.11%	0.77%
	2016		0.40%	2.15%	12.47	27.00	385,511	8,098,393	7.43%	9.32%	1.04%
	2015		0.40%	2.15%	11.53	24.75	295,072	5,907,860	4.84%	6.69%	0.88%
	2014		0.40%	2.15%	15.57	23.24	265,323	5,209,877	6.47%	8.14%	1.77%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth Fund - Class 1A
	2018		0.35%	1.85%	$12.07	$12.43	791,356	$9,802,175	-2.08%	-0.60%	0.77%
	2017	2/24/17	0.35%	1.85%	12.32	12.51	224,696	2,802,955	-0.44%	19.14%	1.04%
American Funds Growth Fund - Class 2
	2018		0.60%	3.45%	12.14	38.69	44,109,360	1,267,496,698	-3.63%	-0.84%	0.42%
	2017		0.60%	3.45%	19.59	39.51	51,003,242	1,493,960,160	24.26%	27.51%	0.49%
	2016		0.60%	3.20%	15.70	31.38	59,105,003	1,372,744,558	6.04%	8.83%	0.70%
	2015		0.60%	3.20%	14.74	29.19	66,210,229	1,430,702,928	3.49%	6.22%	0.58%
	2014		0.60%	3.20%	14.09	27.83	77,008,391	1,582,205,164	5.09%	7.86%	0.76%
American Funds Growth Fund - Class 4
	2018		0.10%	1.65%	10.95	15.78	8,748,859	124,321,986	-2.13%	-0.60%	0.27%
	2017		0.10%	1.65%	15.15	15.91	6,957,967	105,324,817	25.89%	27.60%	0.51%
	2016		0.30%	1.65%	12.03	12.47	4,279,096	52,085,976	7.43%	8.89%	0.62%
	2015		0.30%	1.65%	11.20	11.45	2,619,327	29,556,538	4.84%	6.26%	1.19%
	2014	7/11/14	0.30%	1.65%	10.68	10.78	689,230	7,385,095	1.48%	8.58%	1.88%
American Funds Growth-Income Fund - Class 1
	2018		0.40%	1.90%	14.52	30.90	215,892	5,971,590	-3.40%	-1.94%	1.59%
	2017		0.40%	1.90%	14.81	31.58	235,978	6,646,314	20.38%	22.20%	1.68%
	2016		0.40%	1.90%	12.12	25.89	192,831	4,355,827	9.70%	11.36%	1.80%
	2015		0.40%	1.90%	10.88	23.30	144,584	2,966,116	-0.20%	1.31%	1.56%
	2014		0.40%	1.90%	16.68	23.04	136,191	2,917,443	8.82%	10.24%	1.91%
American Funds Growth-Income Fund - Class 1A
	2018		0.35%	1.85%	11.60	11.69	577,164	6,721,333	-2.52%	-2.13%	1.99%
	2017	2/24/17	0.35%	1.75%	11.78	11.94	181,077	2,157,415	-0.18%	15.03%	3.36%
American Funds Growth-Income Fund - Class 2
	2018		0.60%	3.45%	11.48	31.87	68,099,973	1,659,852,936	-5.12%	-2.37%	1.36%
	2017		0.60%	3.45%	18.01	33.05	77,508,047	1,952,345,244	18.53%	21.65%	1.36%
	2016		0.60%	3.20%	15.13	27.51	88,817,914	1,856,720,868	8.01%	10.86%	1.33%
	2015		0.60%	3.20%	13.95	25.13	97,917,131	1,864,034,886	-1.74%	0.85%	1.27%
	2014		0.60%	3.20%	14.13	25.23	108,518,744	2,071,195,590	7.15%	9.98%	1.25%
American Funds Growth-Income Fund - Class 4
	2018		0.10%	1.65%	10.79	14.25	7,216,043	92,548,686	-3.66%	-2.15%	1.37%
	2017		0.10%	1.65%	13.89	14.59	5,017,789	69,160,604	20.08%	21.71%	1.56%
	2016		0.30%	1.65%	11.57	11.99	2,971,117	34,742,603	9.44%	10.92%	1.38%
	2015		0.30%	1.65%	10.57	10.81	1,933,530	20,582,982	-0.45%	0.91%	2.25%
	2014	7/11/14	0.30%	1.65%	10.62	10.71	429,293	4,572,408	1.70%	7.62%	2.87%
American Funds High-Income Bond Fund - Class 1
	2018		0.60%	1.90%	11.81	13.04	129,505	1,664,145	-3.99%	-2.73%	6.20%
	2017		0.60%	1.90%	12.30	13.41	130,925	1,732,060	5.23%	6.61%	6.92%
	2016		0.60%	1.90%	11.69	12.58	105,363	1,306,921	15.61%	17.13%	6.43%
	2015		0.60%	1.90%	10.11	10.74	84,527	894,088	-8.70%	-7.50%	6.45%
	2014		0.60%	1.90%	11.07	11.61	67,751	777,749	-1.09%	0.20%	7.05%
American Funds High-Income Bond Fund - Class 1A
	2018		0.40%	1.85%	10.21	10.25	62,422	633,995	-3.04%	-2.84%	6.27%
	2017	2/10/17	0.50%	1.75%	10.42	10.55	36,971	387,351	0.13%	4.49%	8.90%
American Funds International Fund - Class 1
	2018		0.40%	2.25%	10.11	18.07	355,404	5,435,637	-14.88%	-13.29%	1.94%
	2017		0.40%	2.25%	12.30	20.88	359,096	6,189,789	29.97%	31.93%	1.59%
	2016		0.40%	1.90%	9.36	15.86	275,577	3,500,191	2.03%	3.37%	1.63%
	2015		0.40%	1.70%	9.09	15.37	250,441	3,084,558	-5.87%	-4.64%	2.18%
	2014		0.40%	1.70%	15.19	16.15	150,309	2,008,634	-4.05%	-2.99%	2.73%
American Funds International Fund - Class 1A
	2018		0.35%	1.85%	10.84	11.17	441,720	4,925,460	-14.70%	-13.41%	2.49%
	2017	2/21/17	0.35%	1.85%	12.71	12.90	126,000	1,624,060	1.94%	23.39%	2.38%
American Funds International Fund - Class 2
	2018		0.65%	3.30%	10.37	27.35	32,477,750	567,543,328	-15.95%	-13.70%	1.67%
	2017		0.65%	3.30%	12.71	32.08	34,577,849	706,147,538	28.05%	31.29%	1.22%
	2016		0.65%	3.15%	9.93	24.73	40,061,459	629,030,458	0.32%	2.86%	1.24%
	2015		0.65%	3.15%	9.89	24.33	43,059,631	664,730,962	-7.49%	-5.14%	1.49%
	2014		0.65%	3.15%	10.69	25.96	44,124,291	729,574,567	-5.67%	-3.28%	1.38%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds International Fund - Class 4
	2018		0.10%	1.65%	$9.60	$11.26	3,732,578	$37,598,225	-14.83%	-13.49%	1.67%
	2017		0.10%	1.65%	11.71	12.30	2,685,612	31,981,989	29.74%	31.50%	1.61%
	2016		0.30%	1.65%	9.03	9.35	1,691,788	15,447,183	1.53%	2.91%	1.33%
	2015		0.30%	1.65%	8.89	9.09	1,206,889	10,804,545	-6.31%	-5.04%	2.06%
	2014	7/8/14	0.30%	1.65%	9.49	9.57	318,221	3,027,225	-6.56%	2.94%	3.02%
American Funds International Growth and Income Fund - Class 1
	2018		0.60%	2.25%	9.23	12.25	138,762	1,657,631	-12.98%	-11.53%	2.40%
	2017		0.60%	2.25%	12.49	13.85	128,565	1,740,107	22.64%	24.56%	2.41%
	2016		0.60%	2.15%	10.19	11.12	129,412	1,418,750	-0.45%	1.10%	2.55%
	2015		0.60%	2.15%	10.23	10.99	138,132	1,501,645	-7.35%	-5.91%	2.33%
	2014		0.60%	2.15%	11.05	11.68	132,517	1,533,911	-4.99%	-3.51%	3.51%
American Funds International Growth and Income Fund - Class 1A
	2018		0.50%	1.85%	10.80	10.84	39,651	429,049	-11.86%	-11.68%	2.00%
	2017	3/30/17	0.50%	0.70%	12.25	12.28	54,088	663,781	2.35%	15.58%	7.59%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2018		0.50%	1.85%	11.12	14.36	132,388	1,595,848	-6.38%	-5.11%	1.69%
	2017		0.50%	1.85%	15.16	15.20	65,270	883,305	14.32%	14.37%	0.27%
	2016		0.60%	1.70%	12.70	13.26	91,744	1,208,325	5.76%	6.87%	1.52%
	2015		0.65%	1.70%	12.41	12.41	71,784	889,748	-1.48%	-1.48%	1.89%
	2014		0.65%	0.65%	12.59	12.59	59,551	749,950	2.58%	2.58%	0.31%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2018		1.30%	2.90%	12.35	13.59	8,892,264	119,374,797	-7.57%	-6.12%	1.36%
	2017		1.30%	2.85%	13.37	14.47	7,435,798	106,572,503	11.58%	13.32%	0.76%
	2016		1.30%	2.85%	12.00	12.77	5,432,934	68,793,798	4.31%	5.89%	1.22%
	2015		1.30%	2.80%	11.60	12.06	2,593,237	31,081,934	-3.56%	-2.35%	1.73%
	2014	8/20/14	1.30%	2.55%	12.03	12.35	511,562	6,299,380	-1.32%	3.75%	0.10%
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1
	2018		0.50%	1.85%	12.32	13.11	29,489	368,514	-8.55%	-7.54%	5.91%
	2017		0.60%	1.70%	13.47	14.18	6,120	84,409	13.54%	14.79%	1.28%
	2016		0.60%	1.70%	11.87	12.35	12,154	147,587	11.86%	13.09%	1.74%
	2015		0.60%	1.70%	10.61	10.92	6,877	73,829	-8.64%	-7.63%	0.56%
	2014		0.60%	1.70%	11.82	11.82	8,638	101,228	7.93%	7.93%	4.48%
American Funds Managed Risk Growth Fund - Class P1
	2018		0.50%	1.85%	14.22	14.46	33,775	455,797	-0.93%	-0.63%	0.23%
	2017		0.60%	0.90%	14.35	14.55	7,301	105,305	25.10%	25.47%	0.59%
	2016		0.60%	0.90%	11.60	11.60	10,212	117,497	2.27%	2.27%	0.49%
	2015		0.60%	0.60%	11.34	11.34	1,886	21,404	0.45%	0.45%	0.00%
	2014		0.60%	1.70%	11.09	11.09	6,172	68,833	0.46%	0.46%	1.05%
American Funds Managed Risk Growth-Income Fund - Class P1
	2018		0.50%	1.70%	13.14	13.14	3,577	44,756	-3.32%	-3.32%	1.77%
	2017		0.65%	1.70%	13.59	14.27	1,895	26,139	18.61%	19.86%	1.03%
	2016		0.65%	1.70%	11.46	11.91	2,079	24,076	4.70%	5.81%	1.34%
	2015		0.65%	1.70%	10.95	11.25	2,157	23,786	-4.90%	-3.90%	0.32%
	2014		0.65%	1.70%	11.71	11.71	2,307	26,676	4.18%	4.18%	2.58%
American Funds Managed Risk International Fund - Class P1
	2018		0.50%	1.85%	10.42	10.42	26,349	269,048	-10.65%	-10.65%	3.80%
	2017		0.60%	0.60%	11.66	11.66	1,359	15,845	28.52%	28.52%	0.36%
	2016		0.60%	0.90%	9.07	9.07	4,732	42,593	-3.17%	-3.17%	1.03%
	2015		0.60%	0.65%	9.37	9.37	5,906	55,274	-6.68%	-6.68%	0.01%
	2014	3/10/14	0.60%	0.60%	10.04	10.04	1,359	13,648	-4.08%	-4.08%	1.37%
American Funds Mortgage Fund - Class 1
	2018		0.40%	1.90%	10.26	11.29	52,514	561,280	-1.30%	0.18%	2.32%
	2017		0.40%	1.90%	10.40	11.33	38,322	417,491	-0.43%	1.07%	1.72%
	2016		0.40%	1.90%	10.44	11.20	34,430	373,841	0.57%	2.09%	2.10%
	2015		0.40%	1.90%	10.38	11.00	23,448	250,122	0.16%	1.68%	1.55%
	2014		0.40%	1.90%	10.37	10.85	26,208	276,226	3.56%	4.86%	0.90%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Mortgage Fund - Class 1A
	2018		0.35%	0.75%	$10.03	$10.03	72,321	$728,861	-0.34%	-0.34%	3.05%
	2017	2/10/17	0.70%	0.70%	10.06	10.06	9,313	93,723	0.12%	0.12%	1.52%
American Funds Mortgage Fund - Class 4
	2018		0.10%	1.65%	9.91	10.16	528,328	5,319,919	-1.57%	-1.03%	1.96%
	2017		1.10%	1.65%	10.06	10.27	497,409	5,067,464	-0.68%	-0.13%	1.29%
	2016		0.30%	1.65%	10.13	10.50	450,667	4,621,446	0.34%	1.70%	1.19%
	2015		0.30%	1.65%	10.10	10.19	471,125	4,794,465	-0.04%	0.51%	3.90%
	2014	7/24/14	1.10%	1.65%	10.10	10.14	5,213	52,828	0.65%	0.94%	1.37%
American Funds New World Fund® - Class 1
	2018		0.40%	2.15%	10.12	11.44	354,530	3,894,860	-15.66%	-14.17%	1.13%
	2017		0.40%	2.15%	11.84	13.35	324,197	4,162,323	26.98%	29.22%	1.17%
	2016		0.40%	2.15%	9.20	10.35	297,012	2,941,699	3.35%	5.17%	1.07%
	2015		0.40%	2.15%	8.79	9.86	217,610	2,068,339	-5.02%	-3.34%	0.87%
	2014		0.40%	2.15%	9.67	10.23	165,600	1,645,697	-9.60%	-8.19%	1.59%
American Funds New World Fund® - Class 1A
	2018		0.35%	0.75%	10.73	10.82	158,747	1,716,447	-14.67%	-14.33%	1.24%
	2017	2/10/17	0.35%	0.75%	12.58	12.63	51,429	649,430	0.43%	21.86%	2.28%
American Funds New World Fund® - Class 4
	2018		0.10%	1.65%	9.51	10.79	2,659,100	25,784,149	-15.65%	-14.33%	0.73%
	2017		0.10%	1.65%	11.28	11.85	2,096,083	24,088,587	26.95%	28.67%	0.89%
	2016		0.30%	1.65%	8.88	9.21	1,618,886	14,556,375	3.32%	4.73%	0.66%
	2015		0.30%	1.65%	8.60	8.79	1,131,422	9,799,068	-4.96%	-3.66%	0.68%
	2014	6/30/14	0.30%	1.65%	9.05	9.13	229,661	2,083,507	-13.72%	-2.61%	2.44%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1
	2018		0.60%	1.90%	10.16	11.21	15,360	168,731	-1.00%	0.31%	1.99%
	2017		0.60%	1.90%	10.26	11.18	17,147	188,333	-0.08%	1.22%	1.41%
	2016		0.60%	1.90%	10.27	11.04	22,590	246,784	-0.47%	0.83%	1.69%
	2015		0.60%	1.90%	10.32	10.95	11,804	127,303	0.01%	1.32%	1.29%
	2014		0.60%	1.90%	10.31	10.81	17,594	186,388	3.26%	4.61%	1.14%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
	2018		0.50%	1.85%	10.10	10.14	148,594	1,500,422	-0.01%	0.20%	2.77%
	2017	5/30/17	0.50%	1.75%	10.00	10.12	29,181	292,918	-0.64%	-0.06%	1.23%
BlackRock Global Allocation V.I. Fund - Class I
	2018		0.35%	1.90%	10.51	16.45	287,005	3,497,197	-9.08%	-7.66%	0.78%
	2017		0.35%	1.90%	11.70	17.95	327,723	4,965,721	11.72%	13.40%	1.43%
	2016		0.40%	1.90%	10.32	15.86	264,557	3,731,880	2.15%	3.70%	1.34%
	2015		0.40%	1.90%	9.95	15.33	211,287	2,832,358	-2.58%	-1.11%	1.40%
	2014		0.40%	1.90%	11.85	15.53	95,187	1,443,873	0.19%	1.50%	2.77%
BlackRock Global Allocation V.I. Fund - Class III
	2018		0.10%	3.45%	9.40	16.08	66,760,581	960,556,537	-10.71%	-7.67%	0.83%
	2017		0.10%	3.45%	10.56	17.52	72,296,105	1,146,566,986	10.13%	13.37%	1.26%
	2016		0.30%	3.20%	10.28	15.51	78,755,721	1,118,809,230	0.54%	3.49%	1.10%
	2015		0.30%	3.20%	9.93	15.03	86,148,478	1,199,215,935	-4.12%	-1.30%	1.03%
	2014		0.30%	3.20%	11.12	15.29	91,977,049	1,314,829,729	-1.28%	1.27%	2.17%
BlackRock iShares® Alternative Strategies V.I. Fund - Class I
	2017		0.35%	0.40%	11.25	11.25	1,340	14,954	12.29%	12.29%	3.32%
	2016	3/16/16	0.40%	0.40%	10.02	10.02	931	9,323	2.07%	2.07%	2.49%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		0.30%	1.65%	10.81	11.21	407,399	4,445,200	10.61%	12.11%	2.80%
	2016		0.30%	1.65%	9.77	10.00	338,852	3,328,776	4.48%	5.90%	4.59%
	2015	5/26/15	0.30%	1.65%	9.35	9.44	54,935	515,429	-5.32%	-3.32%	6.31%
ClearBridge Variable Aggressive Growth Portfolio - Class I
	2018		0.35%	0.40%	10.57	11.70	24,481	277,866	-8.71%	-8.66%	0.62%
	2017		0.35%	0.40%	12.82	12.82	24,945	309,595	15.83%	15.83%	0.58%
	2016		0.40%	0.40%	11.07	11.07	17,917	198,293	0.80%	0.80%	0.61%
	2015		0.40%	0.40%	10.98	10.98	17,166	188,486	-2.13%	-2.13%	0.33%
	2014	7/24/14	0.40%	0.40%	11.22	11.22	17,600	197,454	2.42%	2.42%	0.24%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2018		0.10%	1.65%	$10.91	$11.62	1,795,427	$19,994,300	-10.06%	-8.66%	0.38%
	2017		0.10%	1.65%	12.14	12.75	1,803,465	22,255,867	14.09%	15.64%	0.27%
	2016		0.30%	1.65%	10.64	11.02	1,769,468	19,053,014	-0.72%	0.63%	0.40%
	2015		0.30%	1.65%	10.71	10.95	1,645,147	17,765,237	-3.54%	-2.23%	0.11%
	2014	6/27/14	0.30%	1.65%	11.11	11.20	423,885	4,723,066	1.61%	4.95%	0.00%
ClearBridge Variable Large Cap Growth Portfolio - Class I
	2018		0.35%	1.85%	11.29	11.33	136,890	1,549,364	-0.68%	-0.48%	0.52%
	2017	7/6/17	0.50%	0.70%	11.37	11.39	29,520	336,085	3.70%	13.04%	0.32%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2018		0.10%	3.20%	10.86	11.36	5,454,006	60,226,500	-3.08%	-0.33%	0.20%
	2017	5/25/17	0.10%	2.90%	11.20	11.40	1,230,082	13,890,453	-0.61%	12.40%	0.30%
ClearBridge Variable Mid Cap Portfolio - Class I
	2018		0.35%	0.70%	10.49	11.56	44,526	489,592	-13.09%	-12.82%	0.54%
	2017		0.35%	0.65%	13.15	13.27	41,864	533,192	12.07%	12.35%	0.50%
	2016		0.40%	0.65%	11.73	11.81	26,700	313,621	8.63%	8.90%	1.03%
	2015		0.40%	0.65%	10.84	10.84	16,347	176,720	1.89%	1.89%	0.07%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	241	2,559	2.40%	2.40%	0.28%
ClearBridge Variable Mid Cap Portfolio - Class II
	2018		0.10%	3.05%	10.10	11.47	2,947,774	32,132,683	-15.42%	-12.89%	0.19%
	2017		0.10%	3.05%	12.11	13.19	2,463,944	31,264,072	9.61%	12.21%	0.22%
	2016		0.30%	2.80%	11.01	11.76	1,886,352	21,578,620	6.09%	8.78%	0.37%
	2015		0.30%	2.80%	10.37	10.81	1,626,343	17,287,110	-0.85%	1.68%	0.05%
	2014	5/19/14	0.30%	3.00%	10.45	10.63	1,357,176	14,307,002	-0.52%	9.15%	0.20%
Columbia VP Commodity Strategy Fund - Class 1
	2018		0.35%	0.75%	9.09	9.09	21,625	196,336	-14.07%	-14.07%	0.13%
	2017	2/16/17	0.35%	0.35%	10.57	10.57	15,610	165,052	4.15%	4.15%	1.62%
Columbia VP Commodity Strategy Fund - Class 2
	2018		0.10%	1.65%	8.80	9.07	81,083	722,024	-15.45%	-14.25%	0.00%
	2017	2/6/17	0.10%	1.50%	10.41	10.58	46,856	490,574	0.10%	6.64%	4.03%
Columbia VP Emerging Markets Bond Fund - Class 1
	2018		0.35%	0.40%	10.02	10.02	30,793	308,643	-7.37%	-7.37%	5.16%
	2017	4/6/17	0.35%	0.35%	10.82	10.82	23,667	256,096	0.54%	0.54%	3.34%
Columbia VP Emerging Markets Bond Fund - Class 2
	2018		0.10%	1.65%	9.69	10.02	186,573	1,827,866	-8.90%	-7.47%	4.31%
	2017	1/12/17	0.10%	1.65%	10.64	10.83	108,726	1,163,501	0.58%	8.87%	4.81%
Columbia VP Strategic Income Fund - Class 1
	2018	4/9/18	0.35%	0.75%	10.40	10.49	73,772	772,987	-1.20%	-0.64%	3.02%
Columbia VP Strategic Income Fund - Class 2
	2018		0.10%	1.65%	10.16	10.50	420,973	4,324,540	-2.27%	-0.74%	3.23%
	2017	1/11/17	0.10%	1.65%	10.39	10.58	280,373	2,922,021	1.59%	4.10%	3.12%
Delaware VIP® Diversified Income Series - Service Class
	2018		0.10%	3.50%	8.94	16.62	126,029,978	1,874,432,584	-5.60%	-2.38%	2.99%
	2017		0.10%	3.45%	9.96	17.23	130,151,769	2,015,655,856	1.59%	4.58%	2.40%
	2016		0.30%	3.20%	9.80	16.64	117,428,902	1,764,684,263	0.03%	2.97%	2.85%
	2015		0.30%	3.20%	9.80	16.32	114,243,405	1,691,750,437	-4.45%	-1.64%	2.78%
	2014		0.30%	3.20%	10.25	16.76	110,189,860	1,681,645,917	1.68%	4.36%	1.97%
Delaware VIP® Diversified Income Series - Standard Class
	2018		0.35%	2.15%	9.89	15.18	925,099	11,348,746	-4.21%	-2.47%	2.59%
	2017		0.35%	2.15%	10.63	15.61	524,734	6,538,451	2.98%	4.80%	2.47%
	2016		0.40%	2.15%	10.19	14.92	354,250	4,519,408	1.32%	3.11%	2.67%
	2015		0.40%	2.15%	9.98	14.50	249,569	3,257,476	-3.19%	-1.48%	3.00%
	2014		0.40%	2.15%	10.81	14.75	85,063	1,143,589	3.08%	4.69%	1.88%
Delaware VIP® Emerging Markets Series - Service Class
	2018		0.10%	3.20%	8.50	47.22	15,437,755	283,921,470	-18.67%	-16.11%	3.13%
	2017		0.10%	3.20%	10.46	57.28	15,125,947	340,675,270	35.82%	39.81%	0.39%
	2016		0.30%	3.20%	7.70	41.61	16,679,830	275,922,577	10.10%	13.00%	0.78%
	2015		0.60%	3.20%	6.99	37.29	18,736,964	277,740,382	-17.46%	-15.29%	0.59%
	2014		0.60%	3.20%	8.47	44.57	18,418,834	325,412,353	-11.15%	-8.82%	0.41%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Emerging Markets Series - Standard Class
	2018		0.35%	0.80%	$10.11	$11.67	55,184	$594,189	-16.48%	-16.10%	3.46%
	2017		0.35%	0.80%	12.11	12.29	41,673	522,700	39.43%	39.99%	0.55%
	2016	1/5/16	0.40%	0.80%	8.68	8.78	27,744	243,307	0.43%	16.93%	0.10%
	2014	9/17/14	0.80%	0.80%	9.06	9.06	347	3,141	-14.13%	-14.13%	0.00%
Delaware VIP® High Yield Series - Service Class
	2018		0.65%	3.15%	10.88	26.01	5,042,988	101,238,021	-7.72%	-5.38%	6.08%
	2017		0.65%	3.15%	11.79	27.70	5,990,655	129,079,479	3.92%	6.56%	5.79%
	2016		0.65%	3.15%	11.34	26.19	6,863,398	140,179,193	9.41%	12.18%	6.42%
	2015		0.65%	3.15%	10.37	23.52	7,724,858	141,996,806	-9.76%	-7.48%	6.65%
	2014		0.65%	3.15%	11.49	26.04	9,085,188	183,036,976	-3.62%	-1.18%	6.66%
Delaware VIP® High Yield Series - Standard Class
	2018		1.40%	2.35%	19.62	26.99	111,578	2,230,839	-6.69%	-5.80%	6.29%
	2017		1.40%	2.35%	20.83	28.78	136,190	2,886,230	4.99%	5.99%	4.76%
	2016		1.40%	2.35%	19.65	27.28	268,686	5,329,426	10.53%	11.59%	6.80%
	2015		1.40%	2.35%	17.61	24.56	188,579	3,371,137	-8.77%	-7.90%	6.42%
	2014		1.40%	2.35%	19.12	26.78	223,892	4,346,695	-2.60%	-1.67%	6.44%
Delaware VIP® International Value Equity Series - Standard Class
	2018		1.40%	1.65%	17.95	19.11	3,820	68,628	-18.98%	-18.79%	2.68%
	2017		1.40%	1.65%	22.10	23.59	5,355	118,444	20.50%	20.81%	1.56%
	2016		1.40%	1.65%	18.29	19.57	6,600	120,819	2.45%	2.74%	1.70%
	2015		1.40%	1.65%	17.80	19.11	8,520	151,785	-1.16%	-0.91%	1.87%
	2014		1.40%	1.65%	17.97	17.97	8,854	159,204	-9.94%	-9.94%	1.34%
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2018		0.20%	3.30%	8.44	12.49	104,947,521	1,167,280,295	-3.20%	-0.15%	2.42%
	2017		0.20%	3.30%	8.71	12.56	112,070,194	1,262,196,657	-1.29%	1.31%	1.80%
	2016		0.60%	3.20%	8.83	12.39	113,723,592	1,274,183,683	-1.47%	1.12%	1.30%
	2015		0.60%	3.20%	8.96	12.26	118,427,400	1,323,115,458	-2.54%	0.04%	1.45%
	2014		0.60%	3.20%	9.19	12.25	120,406,279	1,356,387,266	-1.75%	0.84%	1.33%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2018		0.50%	2.15%	9.39	11.87	196,006	2,049,513	-1.88%	-0.25%	2.73%
	2017		0.40%	2.15%	9.57	11.91	135,319	1,446,066	0.00%	1.56%	2.05%
	2016		0.60%	2.15%	9.57	11.73	103,856	1,115,783	-0.08%	1.48%	1.52%
	2015		0.60%	2.15%	9.58	11.56	106,508	1,136,777	-1.36%	0.19%	1.70%
	2014		0.60%	2.15%	9.71	11.53	115,875	1,237,024	-0.47%	1.09%	1.60%
Delaware VIP® REIT Series - Service Class
	2018		0.10%	3.20%	8.73	35.28	6,015,844	126,148,179	-10.43%	-7.61%	1.87%
	2017		0.10%	3.20%	12.08	38.68	6,667,910	155,232,449	-1.92%	0.96%	1.35%
	2016		0.30%	3.20%	12.14	38.74	7,211,037	171,756,550	2.29%	5.30%	0.93%
	2015		0.30%	3.20%	11.53	37.20	6,981,859	163,379,321	0.26%	3.21%	1.00%
	2014		0.30%	3.20%	13.04	36.44	7,537,961	176,163,124	25.06%	28.35%	1.12%
Delaware VIP® REIT Series - Standard Class
	2018		0.35%	2.35%	8.69	43.25	139,931	3,008,503	-9.38%	-7.54%	2.09%
	2017		0.35%	2.35%	12.15	47.27	99,492	3,127,670	-0.82%	1.13%	1.60%
	2016		0.40%	2.35%	12.19	47.22	93,339	3,461,597	3.41%	5.45%	1.46%
	2015		0.40%	2.35%	11.56	45.23	98,252	3,944,404	1.34%	3.33%	1.22%
	2014		0.40%	2.35%	30.35	44.21	141,768	5,926,515	26.46%	27.66%	1.33%
Delaware VIP® Small Cap Value Series - Service Class
	2018		0.10%	3.30%	8.96	42.63	13,877,293	341,699,725	-19.64%	-17.03%	0.60%
	2017		0.10%	3.30%	13.89	52.05	12,995,334	399,897,769	8.24%	11.42%	0.63%
	2016		0.30%	3.20%	12.47	47.23	12,790,973	364,314,405	26.96%	30.69%	0.68%
	2015		0.30%	3.20%	9.54	36.54	13,594,728	301,130,775	-9.41%	-6.74%	0.47%
	2014		0.30%	3.20%	14.99	39.61	14,687,106	355,732,262	2.29%	4.93%	0.34%
Delaware VIP® Small Cap Value Series - Standard Class
	2018		0.35%	3.00%	10.15	43.04	260,978	6,544,434	-19.02%	-17.01%	0.81%
	2017		0.35%	2.80%	13.77	52.40	162,616	7,202,342	9.45%	11.60%	0.86%
	2016		0.40%	2.35%	12.39	47.43	171,918	7,337,236	28.36%	30.88%	0.90%
	2015		0.40%	2.35%	9.57	36.60	179,747	6,367,026	-8.40%	-6.60%	0.73%
	2014		0.40%	2.35%	32.00	39.58	195,050	7,559,965	3.40%	4.39%	0.56%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Smid Cap Core Series - Service Class
	2018		0.10%	3.20%	$10.60	$36.27	5,815,367	$154,997,052	-15.16%	-12.49%	0.00%
	2017		0.10%	3.20%	14.89	42.18	6,009,878	189,006,646	14.65%	18.03%	0.09%
	2016		0.30%	3.20%	12.80	36.29	6,538,038	176,907,561	4.67%	7.69%	0.00%
	2015		0.30%	3.15%	11.89	34.23	6,674,093	170,242,554	3.98%	6.99%	0.16%
	2014		0.30%	3.15%	15.00	32.49	6,122,012	147,642,377	-0.32%	2.21%	0.00%
Delaware VIP® Smid Cap Core Series - Standard Class
	2018		0.35%	2.50%	10.66	40.66	178,235	5,996,203	-14.29%	-12.43%	0.17%
	2017		0.35%	2.50%	14.97	46.91	164,897	7,246,071	15.72%	18.17%	0.32%
	2016		0.40%	2.50%	12.71	40.10	191,484	7,381,828	5.62%	7.86%	0.22%
	2015		0.40%	2.50%	11.91	37.55	216,769	7,913,109	5.04%	7.11%	0.38%
	2014		0.40%	2.35%	28.00	35.41	238,939	8,365,583	0.75%	1.71%	0.07%
Delaware VIP® U.S. Growth Series - Service Class
	2018		0.10%	3.30%	11.74	27.48	12,173,185	278,937,112	-6.29%	-3.58%	0.00%
	2017		0.30%	3.15%	14.16	28.78	13,731,531	329,367,419	24.13%	27.72%	0.00%
	2016		0.30%	3.15%	11.09	22.76	16,337,364	309,410,670	-8.43%	-5.78%	0.38%
	2015		0.30%	3.20%	16.62	24.50	17,287,587	351,628,194	1.82%	4.40%	0.35%
	2014		0.65%	3.15%	16.27	23.75	18,204,155	356,087,453	9.00%	11.76%	0.01%
Delaware VIP® U.S. Growth Series - Standard Class
	2018	10/9/18	0.35%	0.35%	11.94	11.94	4,726	56,412	-10.13%	-10.13%	0.00%
Delaware VIP® Value Series - Service Class
	2018		0.10%	3.45%	11.14	31.66	12,427,115	292,557,742	-6.06%	-3.10%	1.40%
	2017		0.10%	3.20%	13.76	33.25	12,651,706	315,482,010	9.96%	13.19%	1.49%
	2016		0.30%	3.20%	12.33	29.83	13,979,863	313,973,328	10.72%	13.98%	1.55%
	2015		0.30%	3.20%	10.82	26.58	13,027,705	262,215,467	-3.77%	-0.94%	1.51%
	2014		0.30%	3.20%	14.77	27.25	13,857,245	287,864,246	10.12%	12.96%	1.42%
Delaware VIP® Value Series - Standard Class
	2018		0.35%	3.00%	10.56	32.94	340,862	6,718,394	-5.42%	-3.07%	1.60%
	2017		0.35%	2.80%	13.84	34.50	301,625	6,859,946	11.16%	13.34%	1.66%
	2016		0.40%	2.35%	12.26	30.88	298,300	6,917,723	11.98%	14.19%	1.74%
	2015		0.40%	2.35%	10.85	27.44	287,275	6,159,729	-2.73%	-0.81%	1.75%
	2014		0.40%	2.35%	22.18	28.07	321,113	7,091,505	11.35%	12.41%	1.71%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2018		0.35%	2.15%	9.10	13.22	130,790	1,423,903	-11.07%	-9.46%	2.16%
	2017		0.35%	2.15%	10.23	14.64	100,462	1,263,779	5.13%	6.98%	2.27%
	2016		0.40%	2.15%	9.71	13.71	82,784	1,023,156	3.06%	4.88%	2.07%
	2015		0.40%	2.15%	9.45	13.10	78,294	920,543	-8.29%	-6.86%	2.87%
	2014		0.60%	2.15%	10.30	14.06	67,124	852,273	1.30%	2.88%	1.78%
DWS Alternative Asset Allocation VIP Portfolio - Class B
	2018		0.10%	3.20%	8.17	12.82	3,915,118	45,538,756	-12.23%	-9.44%	1.92%
	2017		0.10%	3.20%	9.31	14.23	4,202,999	54,822,983	3.67%	6.69%	2.05%
	2016		0.30%	3.20%	8.98	13.39	4,305,326	53,342,762	1.68%	4.68%	1.80%
	2015		0.30%	3.20%	8.83	12.84	4,501,518	53,959,007	-9.49%	-6.83%	2.71%
	2014		0.30%	3.20%	9.76	13.91	4,275,328	55,634,524	-0.02%	2.57%	1.56%
DWS Equity 500 Index VIP Portfolio - Class A
	2018		1.30%	2.65%	16.79	29.38	231,343	4,987,545	-7.15%	-5.88%	1.68%
	2017		1.30%	2.65%	17.93	31.22	251,209	5,802,183	18.36%	19.97%	1.82%
	2016		1.30%	2.65%	15.02	26.02	314,478	5,985,795	8.70%	10.17%	1.93%
	2015		1.30%	2.65%	13.70	23.62	362,823	6,242,087	-1.51%	-0.18%	1.67%
	2014		1.30%	2.65%	13.79	23.66	400,529	7,058,427	10.43%	11.93%	1.88%
DWS Small Cap Index VIP Portfolio - Class A
	2018		1.30%	2.70%	16.90	33.99	88,315	2,668,032	-13.60%	-12.38%	0.99%
	2017		1.30%	2.70%	19.53	39.00	104,861	3,639,672	11.28%	12.85%	0.94%
	2016		1.30%	2.70%	17.51	34.75	117,462	3,623,104	17.86%	19.46%	1.02%
	2015		1.30%	2.65%	14.83	29.25	135,242	3,512,931	-7.09%	-5.83%	1.05%
	2014		1.30%	2.65%	15.94	31.23	157,921	4,366,578	2.00%	3.39%	0.98%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Eaton Vance VT Floating-Rate Income Fund - ADV Class
	2018		0.35%	0.80%	$10.54	$11.05	349,424	$3,771,341	-0.73%	-0.28%	4.03%
	2017		0.35%	0.80%	10.92	11.08	323,395	3,542,426	2.86%	3.27%	3.53%
	2016		0.40%	0.80%	10.62	10.73	207,642	2,228,046	8.34%	8.77%	3.42%
	2015		0.40%	0.80%	9.80	9.87	208,187	2,053,882	-1.42%	-1.03%	3.62%
	2014	9/22/14	0.40%	0.80%	9.94	9.97	44,060	439,056	-0.62%	-0.23%	1.00%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2018		0.10%	1.65%	10.30	10.97	2,249,181	23,547,360	-1.71%	-0.17%	3.80%
	2017		0.10%	1.65%	10.48	11.01	1,635,116	17,392,170	1.73%	3.12%	3.28%
	2016		0.30%	1.65%	10.31	10.68	1,106,306	11,525,735	7.16%	8.62%	3.15%
	2015		0.30%	1.65%	9.62	9.70	697,430	6,754,584	-2.61%	-2.08%	3.35%
	2014	7/8/14	1.10%	1.65%	9.88	9.91	142,143	1,407,375	-1.51%	-1.22%	1.61%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2018		0.35%	0.80%	11.64	13.34	185,975	2,333,377	-7.12%	-6.70%	0.79%
	2017		0.35%	0.80%	14.10	14.31	124,900	1,754,755	20.90%	21.39%	1.03%
	2016		0.40%	0.80%	11.66	11.78	113,901	1,341,965	7.14%	7.57%	0.95%
	2015		0.40%	0.80%	10.95	10.95	26,396	288,974	0.27%	0.27%	1.17%
	2014	9/12/14	0.40%	0.40%	10.93	10.93	11,580	126,513	3.23%	3.23%	2.01%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2018		0.10%	3.45%	10.27	32.64	39,507,929	1,003,924,856	-9.63%	-6.73%	0.44%
	2017		0.10%	3.25%	14.23	35.42	40,386,161	1,133,923,370	17.76%	21.22%	0.78%
	2016		0.30%	3.20%	11.74	29.51	42,901,310	1,016,765,625	4.34%	7.41%	0.56%
	2015		0.30%	3.20%	10.93	27.75	46,418,773	1,042,372,893	-2.75%	0.11%	0.79%
	2014		0.30%	3.20%	14.47	28.00	49,380,506	1,129,791,103	8.14%	10.99%	0.72%
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class
	2018	5/17/18	0.50%	1.85%	10.52	10.83	45,439	486,992	-7.08%	-5.90%	0.81%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2018		0.30%	2.90%	10.26	10.84	1,240,685	13,070,030	-8.03%	-5.66%	1.64%
	2017	1/17/17	0.30%	2.85%	11.16	11.49	535,374	6,058,541	3.45%	11.03%	1.78%
Fidelity® VIP Growth Portfolio - Initial Class
	2018		0.35%	2.50%	13.11	32.28	231,858	4,917,907	-2.64%	-0.52%	0.25%
	2017		0.35%	2.50%	15.67	32.93	216,809	4,933,313	31.81%	34.59%	0.22%
	2016		0.40%	2.50%	11.64	24.82	220,923	3,955,951	-1.69%	0.40%	0.03%
	2015		0.40%	2.50%	11.60	25.09	283,603	5,172,442	4.68%	6.75%	0.25%
	2014		0.40%	2.35%	17.25	23.84	312,379	5,379,425	8.71%	9.75%	0.18%
Fidelity® VIP Growth Portfolio - Service Class 2
	2018		0.10%	3.15%	11.27	30.98	8,482,235	206,318,870	-3.53%	-0.53%	0.04%
	2017		0.10%	3.15%	14.33	31.70	8,868,563	221,914,221	30.65%	34.41%	0.08%
	2016		0.30%	3.15%	10.82	23.95	8,568,945	161,344,919	-2.57%	0.25%	0.00%
	2015		0.30%	3.15%	10.96	24.26	8,766,814	165,705,481	3.59%	6.59%	0.03%
	2014		0.30%	3.15%	10.43	23.12	8,743,528	157,076,821	7.57%	10.29%	0.00%
Fidelity® VIP Mid Cap Portfolio - Initial Class
	2018		0.35%	0.80%	10.78	11.84	133,888	1,537,676	-15.22%	-14.84%	0.64%
	2017		0.35%	0.80%	13.71	13.90	139,425	1,896,503	19.85%	20.33%	0.79%
	2016		0.40%	0.80%	11.44	11.56	98,925	1,142,422	11.34%	11.79%	0.52%
	2015		0.40%	0.80%	10.27	10.34	60,944	629,561	-2.18%	-1.78%	0.50%
	2014	7/24/14	0.40%	0.80%	10.50	10.53	55,948	588,669	0.58%	0.70%	0.73%
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2018		0.10%	3.30%	10.13	23.07	23,027,627	482,402,220	-17.54%	-14.86%	0.41%
	2017		0.10%	3.30%	13.63	27.41	23,254,716	583,214,185	16.74%	20.18%	0.49%
	2016		0.30%	3.20%	11.39	23.02	24,449,161	518,501,410	8.40%	11.59%	0.29%
	2015		0.30%	3.20%	10.32	20.83	26,015,626	502,064,436	-4.73%	-1.92%	0.25%
	2014		0.30%	3.20%	13.33	21.44	27,773,055	554,863,646	2.69%	5.40%	0.02%
Fidelity® VIP Strategic Income Portfolio - Initial Class
	2018		0.35%	0.75%	10.31	10.72	161,543	1,687,646	-3.30%	-2.91%	5.11%
	2017		0.35%	0.75%	11.05	11.05	55,269	605,430	7.36%	7.36%	3.40%
	2016		0.40%	0.40%	10.29	10.29	44,522	458,257	7.84%	7.84%	5.29%
	2015	8/20/15	0.40%	0.40%	9.54	9.54	17,775	169,676	-2.39%	-2.39%	3.54%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2018		0.10%	1.65%	$10.14	$10.66	1,732,722	$17,817,027	-4.41%	-2.92%	3.82%
	2017		0.10%	1.65%	10.61	11.00	1,452,008	15,571,124	5.79%	7.22%	3.81%
	2016		0.30%	1.65%	10.03	10.26	777,159	7,854,444	6.25%	7.69%	4.74%
	2015	6/2/15	0.30%	1.65%	9.44	9.53	201,175	1,905,317	-4.80%	0.08%	4.76%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2018		0.10%	1.65%	10.20	11.16	791,445	8,059,640	-9.59%	-8.18%	0.37%
	2017		0.10%	1.65%	11.32	11.61	420,699	4,797,488	15.74%	17.14%	0.68%
	2016	3/11/16	0.30%	1.50%	9.78	9.91	196,582	1,928,167	4.03%	6.04%	0.85%
First Trust Dorsey Wright Tactical Core Portfolio - Class II
	2018	5/21/18	0.35%	0.35%	10.83	10.83	2,723	29,491	-12.86%	-12.86%	0.53%
First Trust Multi Income Allocation Portfolio - Class I
	2018		0.10%	1.65%	10.32	10.80	569,142	5,933,801	-6.00%	-4.53%	2.32%
	2017		0.10%	1.65%	10.99	11.54	502,593	5,591,237	4.31%	5.74%	2.63%
	2016		0.30%	1.65%	10.53	10.92	477,982	5,078,137	7.51%	8.96%	2.29%
	2015		0.30%	1.65%	9.80	10.02	294,772	2,903,830	-4.82%	-3.51%	2.92%
	2014	7/11/14	0.30%	1.65%	10.30	10.39	41,113	424,568	-0.28%	1.38%	1.45%
First Trust Multi Income Allocation Portfolio - Class II
	2018		0.75%	0.75%	10.01	10.01	4,008	40,117	-4.82%	-4.82%	0.72%
	2017		0.80%	0.80%	11.43	11.43	4,292	49,057	5.38%	5.38%	2.78%
	2016	11/28/16	0.80%	0.80%	10.84	10.84	4,551	49,364	1.79%	1.79%	1.46%
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2018		0.10%	3.30%	10.44	12.71	11,721,892	129,518,622	-8.00%	-5.10%	1.73%
	2017		0.20%	3.30%	12.77	13.41	7,202,721	86,187,711	11.62%	13.13%	1.75%
	2016		0.30%	1.65%	11.44	11.85	1,449,656	16,730,278	9.91%	11.40%	1.03%
	2015		0.30%	1.65%	10.41	10.64	846,252	8,848,494	-1.55%	-0.21%	3.79%
	2014	7/16/14	0.30%	1.65%	10.57	10.66	146,866	1,555,694	3.49%	4.96%	0.17%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II
	2018		0.40%	1.85%	11.15	12.82	2,873	32,956	-5.07%	-4.98%	1.01%
	2017		0.40%	0.70%	13.49	13.49	16,142	190,458	13.30%	13.30%	7.14%
	2016		0.40%	0.40%	11.91	11.91	514	6,136	11.63%	11.63%	1.14%
	2015	8/4/15	0.40%	0.40%	10.66	10.66	554	5,917	-1.62%	-1.62%	2.04%
Franklin Founding Funds Allocation VIP Fund - Class 1
	2018	8/3/18	0.35%	0.35%	10.75	10.75	3,571	38,377	-11.41%	-11.41%	0.00%
Franklin Founding Funds Allocation VIP Fund - Class 4
	2018		0.30%	1.65%	9.71	10.34	740,202	7,304,811	-11.06%	-9.85%	2.77%
	2017		0.30%	1.65%	10.92	11.47	732,709	8,112,121	9.95%	11.45%	2.47%
	2016		0.30%	1.65%	9.93	10.29	624,012	6,262,072	11.07%	12.58%	3.36%
	2015		0.30%	1.65%	8.94	9.02	433,559	3,901,773	-7.77%	-7.27%	3.28%
	2014	7/7/14	1.10%	1.65%	9.69	9.73	664,782	6,459,585	-5.07%	-3.68%	0.00%
Franklin Income VIP Fund - Class 1
	2018		0.35%	0.40%	10.85	10.97	19,153	207,839	-4.48%	-4.43%	4.93%
	2017		0.35%	0.40%	11.35	11.35	14,320	162,608	9.50%	9.50%	4.11%
	2016		0.40%	0.40%	10.37	10.37	10,100	104,717	13.88%	13.88%	4.48%
	2015	8/20/15	0.40%	0.40%	9.10	9.10	6,237	56,787	-3.19%	-3.19%	0.00%
Franklin Income VIP Fund - Class 2
	2018		0.60%	3.30%	9.43	16.51	30,278,073	471,959,619	-7.32%	-4.87%	4.81%
	2017		0.60%	3.20%	12.99	17.77	34,344,379	567,940,664	6.22%	9.01%	4.14%
	2016		0.60%	3.20%	12.23	16.69	37,309,015	571,348,724	10.43%	13.34%	4.55%
	2015		0.60%	3.20%	11.08	15.07	40,053,489	546,576,674	-9.98%	-7.66%	4.65%
	2014		0.65%	3.20%	12.31	16.70	42,936,639	640,251,249	1.32%	3.94%	4.95%
Franklin Income VIP Fund - Class 4
	2018		0.10%	2.90%	10.07	10.93	6,771,298	70,769,556	-7.15%	-4.51%	4.54%
	2017		0.10%	2.90%	10.71	11.25	4,684,359	51,699,616	7.76%	9.22%	3.70%
	2016		0.30%	1.65%	9.94	10.30	2,486,241	24,996,694	12.01%	13.53%	4.24%
	2015		0.30%	1.65%	8.87	9.07	1,871,191	16,724,357	-8.67%	-7.42%	4.36%
	2014	7/2/14	0.30%	1.65%	9.71	9.80	799,422	7,785,150	-5.16%	-4.05%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Mutual Shares VIP Fund - Class 1
	2018		0.35%	0.80%	$10.56	$11.05	53,834	$582,190	-9.22%	-9.17%	2.33%
	2017		0.35%	0.40%	12.18	12.18	71,025	860,472	8.20%	8.20%	2.52%
	2016		0.40%	0.40%	11.25	11.25	56,610	637,050	15.89%	15.89%	2.89%
	2015	2/12/15	0.40%	0.80%	9.65	9.71	4,409	42,696	-8.56%	-7.14%	4.45%
Franklin Mutual Shares VIP Fund - Class 2
	2018		0.60%	3.25%	9.61	17.42	40,190,663	591,454,706	-11.97%	-9.61%	2.34%
	2017		0.60%	3.25%	13.59	19.64	44,497,302	728,816,598	4.94%	7.70%	2.24%
	2016		0.60%	3.20%	12.90	18.67	47,911,586	732,978,896	12.40%	15.36%	1.83%
	2015		0.60%	3.20%	11.42	16.57	54,160,493	722,209,227	-7.93%	-5.50%	3.06%
	2014		0.60%	3.20%	12.35	17.95	57,601,956	816,349,869	3.75%	6.48%	1.99%
Franklin Mutual Shares VIP Fund - Class 4
	2018		0.10%	3.10%	9.78	10.92	2,301,086	23,524,946	-11.94%	-9.25%	2.61%
	2017		0.10%	3.10%	11.48	12.06	1,435,367	16,484,322	6.48%	7.93%	2.42%
	2016		0.30%	1.65%	10.79	11.18	504,067	5,503,180	14.04%	15.59%	1.71%
	2015		0.30%	1.65%	9.46	9.54	361,025	3,439,996	-6.60%	-6.09%	3.76%
	2014	6/27/14	1.10%	1.65%	10.13	10.16	80,873	821,201	-2.00%	0.38%	1.09%
Franklin Rising Dividends VIP Fund - Class 1
	2018		0.35%	0.40%	11.61	13.51	45,370	601,230	-5.22%	-5.17%	1.55%
	2017		0.35%	0.40%	14.25	14.25	49,056	693,179	20.37%	20.37%	1.76%
	2016		0.40%	0.80%	11.84	11.84	54,805	648,697	15.86%	15.86%	1.41%
	2015		0.40%	0.40%	10.22	10.22	39,479	403,470	-3.80%	-3.80%	1.79%
	2014	12/26/14	0.40%	0.40%	10.62	10.62	8,072	85,754	-1.37%	-1.37%	0.00%
Franklin Rising Dividends VIP Fund - Class 4
	2018		0.10%	1.65%	11.79	13.36	1,708,026	21,457,458	-6.72%	-5.26%	1.16%
	2017		0.10%	1.65%	13.45	14.13	1,650,892	22,517,549	18.43%	20.04%	1.48%
	2016		0.30%	1.65%	11.35	11.77	1,393,866	16,009,437	14.04%	15.59%	1.12%
	2015		0.30%	1.65%	9.96	10.18	812,411	8,143,641	-5.33%	-4.03%	1.44%
	2014	7/8/14	0.30%	1.65%	10.52	10.61	247,836	2,612,458	3.35%	9.47%	0.00%
Franklin Small Cap Value VIP Fund - Class 1
	2018		0.35%	0.75%	10.72	11.45	33,254	373,521	-13.04%	-12.99%	1.16%
	2017		0.35%	0.80%	12.98	13.17	47,120	616,408	10.03%	10.47%	0.79%
	2016		0.40%	0.80%	11.92	11.92	32,106	382,591	30.02%	30.02%	0.96%
	2015		0.40%	0.40%	9.17	9.17	29,834	273,520	-7.55%	-7.55%	0.91%
	2014	7/24/14	0.40%	0.80%	9.89	9.92	28,306	280,716	-1.64%	-0.06%	0.00%
Franklin Small Cap Value VIP Fund - Class 4
	2018		0.10%	1.65%	10.63	11.48	593,847	6,370,979	-14.43%	-13.09%	0.73%
	2017		0.10%	1.65%	12.43	13.05	570,206	7,200,733	8.75%	10.23%	0.43%
	2016		0.30%	1.65%	11.43	11.84	515,803	5,963,669	27.99%	29.73%	0.56%
	2015		0.30%	1.65%	8.93	9.13	256,182	2,302,665	-9.03%	-7.79%	0.57%
	2014	6/30/14	0.30%	1.65%	9.81	9.90	74,120	729,615	-4.40%	2.72%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2018		0.35%	0.40%	11.29	12.48	32,393	382,682	-5.53%	-5.49%	0.00%
	2017		0.35%	0.80%	13.03	13.22	18,010	234,958	20.78%	21.26%	0.00%
	2016		0.40%	0.80%	10.90	10.90	18,342	199,812	3.99%	3.99%	0.00%
	2015	2/12/15	0.40%	0.40%	10.48	10.48	499	5,227	-6.30%	-6.30%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2018		0.10%	1.65%	11.60	12.35	477,717	5,536,817	-7.01%	-5.55%	0.00%
	2017		0.10%	1.65%	12.47	13.10	431,083	5,462,010	19.32%	20.94%	0.00%
	2016		0.30%	1.65%	10.45	10.83	305,816	3,236,354	2.33%	3.72%	0.00%
	2015		0.30%	1.65%	10.21	10.31	203,997	2,101,188	-4.36%	-3.83%	0.00%
	2014	6/27/14	1.10%	1.65%	10.68	10.72	59,006	631,684	1.72%	11.79%	0.00%
Goldman Sachs VIT Government Money Market Fund - Institutional Shares
	2018		0.40%	0.80%	9.91	10.10	62,918	633,355	0.92%	1.33%	1.73%
	2017		0.40%	0.80%	9.82	9.96	45,870	456,074	-0.04%	0.36%	0.75%
	2016		0.40%	0.80%	9.93	9.93	145,114	1,434,296	-0.11%	-0.11%	0.29%
	2015		0.40%	0.40%	9.94	9.94	83,411	829,040	-0.37%	-0.37%	0.02%
	2014	8/13/14	0.40%	0.40%	9.98	9.98	33,096	330,156	-0.15%	-0.15%	0.01%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2018		0.30%	1.65%	$9.45	$10.06	2,387,748	$23,299,366	-0.18%	1.18%	1.46%
	2017		0.30%	1.65%	9.47	9.95	3,611,288	34,978,630	-1.13%	0.21%	0.49%
	2016		0.30%	1.65%	9.58	9.93	4,889,010	47,465,080	-1.60%	-0.26%	0.04%
	2015		0.30%	1.65%	9.73	9.95	3,667,090	35,943,941	-1.63%	-0.30%	0.01%
	2014	6/27/14	0.30%	1.65%	9.90	9.98	696,493	6,913,327	-0.62%	-0.15%	0.00%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2018		0.60%	2.60%	15.09	22.42	6,191,236	126,845,108	-11.08%	-9.27%	1.00%
	2017		0.60%	2.60%	16.96	24.59	6,809,713	154,363,612	6.76%	8.85%	1.40%
	2016		0.65%	2.60%	15.88	22.59	7,309,129	152,708,651	8.43%	10.56%	1.70%
	2015		0.65%	2.60%	14.64	20.44	8,058,914	152,745,824	-7.03%	-5.20%	1.17%
	2014		0.65%	2.60%	15.74	21.56	8,521,063	170,988,409	9.72%	11.88%	1.08%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2018		0.95%	1.65%	8.48	8.70	249,024	2,161,499	-8.62%	-8.11%	2.22%
	2017		1.10%	1.65%	9.28	9.47	257,412	2,427,961	3.42%	3.99%	2.03%
	2016		0.30%	1.65%	8.97	9.10	282,396	2,561,128	-1.37%	-0.82%	0.72%
	2015		1.10%	1.65%	9.09	9.18	273,286	2,503,876	-6.44%	-5.93%	2.33%
	2014	7/17/14	0.30%	1.65%	9.72	9.81	78,046	761,056	-3.44%	-0.96%	2.70%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares
	2018		0.35%	0.75%	9.14	9.73	21,054	202,565	-7.44%	-7.06%	3.47%
	2017		0.35%	0.80%	9.70	9.84	10,683	107,351	4.76%	5.18%	3.00%
	2016		0.40%	0.80%	9.36	9.36	6,083	56,608	0.12%	0.12%	1.90%
	2015		0.40%	0.40%	9.35	9.35	3,042	28,443	-4.89%	-4.89%	2.10%
	2014	7/25/14	0.40%	0.40%	9.83	9.83	2,951	29,011	-2.79%	-2.79%	1.62%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.17%
	2017		0.10%	1.65%	8.96	9.41	536,343	4,879,730	-3.92%	-2.62%	0.77%
	2016		0.30%	1.65%	9.33	9.46	536,717	5,058,570	-0.91%	-0.36%	1.96%
	2015		1.10%	1.65%	9.41	9.50	393,476	3,727,127	-3.85%	-3.32%	2.81%
	2014	6/30/14	1.10%	1.65%	9.79	9.82	73,914	725,079	-2.50%	-1.46%	3.93%
Goldman Sachs VIT Strategic Income Fund - Institutional Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
	2017		0.40%	0.40%	9.52	9.52	2,368	22,542	-2.43%	-2.43%	1.04%
	2016	9/28/16	0.40%	0.40%	9.75	9.75	2,517	24,556	0.75%	0.75%	1.14%
Guggenheim VT Long Short Equity
	2018		0.10%	1.65%	9.92	10.64	365,543	3,736,544	-14.36%	-13.02%	0.00%
	2017		0.10%	1.65%	11.67	12.25	405,110	4,812,811	12.97%	14.51%	0.34%
	2016		0.30%	1.65%	10.33	10.70	323,154	3,383,496	-0.99%	0.35%	0.00%
	2015		0.30%	1.65%	10.46	10.65	331,382	3,484,473	-0.25%	0.86%	0.00%
	2014	7/8/14	0.40%	1.50%	10.48	10.56	32,127	337,506	3.47%	7.33%	0.00%
Guggenheim VT Multi-Hedge Strategies
	2018		0.30%	1.65%	9.65	10.27	477,558	4,710,177	-6.63%	-5.36%	0.00%
	2017		0.30%	1.65%	10.33	10.85	448,100	4,707,985	1.98%	3.37%	0.00%
	2016		0.30%	1.65%	10.13	10.47	403,607	4,142,436	-2.11%	-0.88%	0.08%
	2015		0.40%	1.65%	10.38	10.57	335,852	3,504,194	0.33%	1.44%	0.65%
	2014	7/17/14	0.40%	1.50%	10.34	10.42	48,619	504,099	3.03%	3.22%	0.00%
Hartford Capital Appreciation HLS Fund - Class IA
	2018		0.40%	0.40%	12.53	12.53	4,665	58,474	-7.33%	-7.33%	0.75%
	2017		0.40%	0.40%	13.52	13.52	7,331	99,163	21.65%	21.65%	1.12%
	2016		0.40%	0.40%	11.12	11.12	7,326	81,462	5.10%	5.10%	1.06%
	2015		0.40%	0.40%	10.58	10.58	7,552	79,900	0.62%	0.62%	1.08%
	2014	7/24/14	0.40%	0.40%	10.51	10.51	4,695	49,359	0.91%	0.91%	1.01%
Hartford Capital Appreciation HLS Fund - Class IC
	2018		0.10%	1.65%	10.24	12.30	899,996	10,465,181	-8.93%	-7.51%	0.44%
	2017		0.10%	1.65%	12.69	13.33	926,942	11,917,596	19.52%	21.14%	0.73%
	2016		0.30%	1.65%	10.62	11.00	806,703	8,649,304	3.27%	4.67%	0.76%
	2015		0.30%	1.65%	10.28	10.37	590,300	6,107,986	-1.12%	-0.57%	0.83%
	2014	7/7/14	1.10%	1.65%	10.40	10.43	151,210	1,575,774	0.55%	9.77%	1.81%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Huntington VA Balanced Fund
	2014		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	3.01%
Invesco V.I. American Franchise Fund - Series I Shares
	2018		1.40%	1.80%	7.41	12.58	180,290	2,134,044	-5.35%	-4.96%	0.00%
	2017		1.40%	1.80%	7.83	13.24	217,758	2,712,314	25.07%	25.57%	0.08%
	2016		1.40%	1.80%	6.26	10.54	247,786	2,457,377	0.44%	0.85%	0.00%
	2015		1.40%	1.80%	6.23	10.45	259,703	2,552,845	3.13%	3.55%	0.00%
	2014		1.40%	1.80%	6.04	10.09	277,239	2,631,394	6.51%	6.93%	0.04%
Invesco V.I. American Franchise Fund - Series II Shares
	2018		1.30%	2.45%	16.25	22.35	78,152	1,328,366	-6.18%	-5.11%	0.00%
	2017		1.35%	2.45%	17.23	23.55	83,516	1,494,190	24.33%	25.36%	0.00%
	2016		1.35%	2.15%	13.82	18.79	88,012	1,262,042	-0.15%	0.65%	0.00%
	2015		1.30%	2.15%	13.81	18.79	97,067	1,394,206	2.52%	3.41%	0.00%
	2014		1.30%	2.15%	13.35	18.17	82,287	1,160,140	5.87%	6.77%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares
	2018		0.35%	0.75%	10.20	11.12	64,161	657,219	-6.83%	-6.79%	1.57%
	2017		0.35%	0.40%	11.93	11.93	66,358	741,488	9.72%	9.72%	6.19%
	2016		0.40%	0.40%	10.88	10.88	16,502	179,469	11.19%	11.19%	0.39%
	2015		0.40%	0.80%	9.72	9.78	18,541	181,221	-4.86%	-4.48%	4.38%
	2014	10/6/14	0.40%	0.80%	10.21	10.24	15,983	163,613	1.17%	1.64%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2018		0.10%	1.65%	10.37	10.84	1,119,612	11,799,469	-8.24%	-7.36%	1.29%
	2017		0.30%	1.65%	11.30	11.87	1,218,734	13,988,224	8.03%	9.50%	4.05%
	2016		0.30%	1.65%	10.46	10.84	1,087,000	11,500,595	9.69%	11.18%	0.19%
	2015		0.30%	1.65%	9.54	9.75	629,069	6,040,193	-5.97%	-4.68%	5.22%
	2014	7/17/14	0.30%	1.65%	10.14	10.23	138,690	1,409,936	-1.41%	0.72%	0.00%
Invesco V.I. Comstock Fund - Series I Shares
	2018		0.35%	0.40%	11.90	11.90	12,328	145,372	-12.51%	-12.51%	1.80%
	2017		0.40%	0.40%	13.60	13.60	8,926	121,431	17.38%	17.38%	2.19%
	2016		0.40%	0.40%	11.59	11.59	10,970	127,171	16.83%	16.83%	1.75%
	2015	1/20/15	0.40%	0.40%	9.92	9.92	7,665	76,058	-3.10%	-3.10%	2.59%
Invesco V.I. Comstock Fund - Series II Shares
	2018		0.10%	1.65%	11.11	11.83	548,969	6,209,675	-13.80%	-12.45%	1.57%
	2017		0.10%	1.65%	12.88	13.54	409,711	5,376,964	15.65%	17.22%	2.15%
	2016		0.30%	1.65%	11.19	11.55	319,390	3,609,131	15.25%	16.64%	1.29%
	2015		0.30%	1.50%	9.71	9.90	230,234	2,250,576	-7.59%	-6.46%	2.16%
	2014	6/27/14	0.30%	1.50%	10.50	10.58	106,746	1,123,603	0.33%	2.02%	1.00%
Invesco V.I. Core Equity Fund - Series I Shares
	2018		1.40%	2.35%	10.84	21.30	335,446	5,001,761	-11.50%	-10.66%	0.89%
	2017		1.40%	2.35%	12.18	24.02	375,246	6,275,565	10.55%	11.60%	1.01%
	2016		1.40%	2.35%	10.96	21.68	439,891	6,615,056	7.70%	8.73%	0.70%
	2015		1.40%	2.35%	10.12	20.09	491,817	6,827,267	-7.96%	-7.08%	1.10%
	2014		1.40%	2.35%	10.93	21.78	561,170	8,378,083	5.63%	6.64%	0.84%
Invesco V.I. Core Equity Fund - Series II Shares
	2018		1.30%	2.65%	15.73	21.62	68,621	1,170,191	-11.89%	-10.78%	0.00%
	2017		1.30%	2.55%	17.74	24.23	75,828	1,453,158	10.04%	11.42%	0.78%
	2016		1.30%	2.55%	16.03	21.75	91,692	1,584,442	7.25%	8.60%	0.45%
	2015		1.30%	2.55%	14.86	20.03	109,222	1,779,813	-8.37%	-7.22%	0.85%
	2014		1.30%	2.55%	16.12	21.93	132,515	2,328,434	5.13%	6.45%	0.67%
Invesco V.I. Diversified Dividend Fund - Series I Shares
	2018		0.35%	0.40%	10.35	12.31	37,564	394,884	-7.94%	-7.90%	3.78%
	2017		0.35%	0.40%	13.37	13.37	8,895	106,527	8.14%	8.14%	1.48%
	2016		0.40%	0.40%	12.36	12.36	2,580	31,899	14.36%	14.36%	0.84%
	2015		0.40%	0.40%	10.81	10.81	2,670	28,870	1.66%	1.66%	1.74%
	2014	9/25/14	0.40%	0.40%	10.63	10.63	1,891	20,112	6.02%	6.02%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2018		0.10%	1.65%	$10.55	$12.32	1,465,453	$17,127,260	-9.32%	-7.90%	2.16%
	2017		0.10%	1.65%	12.66	13.30	1,528,267	19,649,940	6.57%	8.02%	1.54%
	2016		0.30%	1.65%	11.88	12.31	1,337,202	16,087,887	12.66%	14.19%	1.29%
	2015		0.30%	1.65%	10.55	10.78	500,906	5,324,096	0.15%	1.52%	1.95%
	2014	7/10/14	0.30%	1.65%	10.53	10.62	66,573	703,253	0.40%	9.67%	1.58%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
	2018		0.35%	0.70%	11.26	13.03	65,725	749,917	-8.24%	-8.20%	2.25%
	2017		0.35%	0.40%	14.20	14.20	4,928	69,192	18.11%	18.11%	0.80%
	2016		0.40%	0.40%	12.02	12.02	2,387	28,707	13.79%	13.79%	0.88%
	2015	1/20/15	0.40%	0.40%	10.57	10.57	894	9,448	-0.71%	-0.71%	1.91%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2018		0.10%	3.30%	10.74	12.95	9,815,299	110,864,159	-11.09%	-8.20%	1.14%
	2017		0.10%	3.30%	13.45	14.13	5,966,643	75,567,257	16.39%	17.97%	0.92%
	2016		0.30%	1.65%	11.56	11.98	1,336,793	15,623,413	12.08%	13.60%	0.41%
	2015		0.30%	1.65%	10.31	10.55	851,935	8,844,073	-4.51%	-3.21%	1.64%
	2014	7/9/14	0.30%	1.65%	10.80	10.90	136,960	1,483,592	4.07%	11.61%	0.81%
Invesco V.I. Equity and Income Fund - Series I Shares
	2018		0.35%	0.35%	10.83	10.83	3,693	39,997	-9.82%	-9.82%	2.20%
	2017		0.35%	0.35%	12.01	12.01	3,875	46,538	10.65%	10.65%	1.89%
	2016	11/11/16	0.40%	0.40%	11.79	11.79	1,537	18,139	3.99%	3.99%	0.00%
Invesco V.I. Equity and Income Fund - Series II Shares
	2018		0.10%	1.65%	10.64	11.67	1,199,440	13,403,180	-11.21%	-9.82%	1.98%
	2017		0.10%	1.65%	12.35	12.97	1,254,798	15,729,297	8.97%	10.45%	1.69%
	2016		0.30%	1.65%	11.33	11.74	658,431	7,539,819	12.96%	14.51%	1.59%
	2015		0.30%	1.65%	10.03	10.12	443,458	4,477,860	-4.18%	-3.65%	3.30%
	2014	7/8/14	1.10%	1.65%	10.47	10.51	123,483	1,296,474	0.74%	2.15%	1.09%
Invesco V.I. International Growth Fund - Series I Shares
	2018		0.35%	3.00%	9.14	25.89	128,582	1,837,051	-17.24%	-15.32%	2.08%
	2017		0.40%	2.70%	10.93	26.72	130,870	2,274,702	19.73%	22.51%	1.41%
	2016		0.40%	2.70%	9.04	22.09	129,560	1,937,875	-3.10%	-0.85%	1.23%
	2015		0.40%	2.70%	9.40	22.56	149,912	2,279,644	-4.18%	-2.73%	1.47%
	2014		0.40%	2.15%	13.09	26.44	143,078	2,385,899	-1.80%	-1.06%	1.50%
Invesco V.I. International Growth Fund - Series II Shares
	2018		0.10%	3.30%	8.40	25.37	2,963,605	52,694,832	-17.92%	-15.29%	1.94%
	2017		0.10%	3.25%	11.01	30.31	2,328,323	48,910,426	19.16%	22.36%	1.36%
	2016		0.30%	2.95%	9.09	25.02	1,858,589	31,241,116	-3.58%	-0.99%	1.14%
	2015		0.30%	3.00%	9.27	25.52	1,393,853	24,503,635	-5.45%	-2.91%	1.56%
	2014		0.30%	2.95%	21.82	26.40	596,520	11,617,442	-2.52%	-1.25%	2.05%
Ivy VIP Asset Strategy Portfolio - Class I
	2018	8/6/18	0.35%	0.35%	10.89	10.89	708	7,705	-9.58%	-9.58%	2.00%
Ivy VIP Asset Strategy Portfolio - Class II
	2018		0.30%	1.65%	9.08	9.67	851,234	7,879,012	-6.99%	-5.72%	1.82%
	2017		0.30%	1.65%	9.76	10.25	915,038	9,072,599	16.34%	17.92%	1.56%
	2016		0.30%	1.65%	8.39	8.70	1,016,225	8,628,074	-4.16%	-2.87%	0.56%
	2015		0.30%	1.65%	8.76	8.95	1,097,627	9,680,546	-9.85%	-8.62%	0.35%
	2014	7/8/14	0.30%	1.65%	9.71	9.80	423,661	4,127,237	-5.27%	-3.27%	0.00%
Ivy VIP Energy Portfolio - Class I
	2018	9/14/18	0.35%	0.35%	6.48	6.48	4,746	30,770	-34.42%	-34.42%	0.00%
Ivy VIP Energy Portfolio - Class II
	2018		0.10%	1.65%	4.56	4.86	1,101,642	5,176,189	-35.22%	-34.33%	0.00%
	2017		0.30%	1.65%	7.04	7.39	920,785	6,592,006	-14.07%	-12.91%	0.81%
	2016		0.30%	1.65%	8.19	8.49	885,207	7,342,074	32.35%	34.15%	0.11%
	2015		0.30%	1.65%	6.19	6.33	638,180	3,978,380	-23.42%	-22.38%	0.04%
	2014	7/9/14	0.30%	1.65%	8.08	8.15	108,849	882,727	-25.22%	-10.48%	0.00%
Ivy VIP High Income Portfolio - Class I
	2018		0.35%	1.85%	10.53	10.92	73,028	795,402	-3.66%	-2.21%	2.58%
	2017	7/21/17	0.35%	1.85%	10.93	11.16	9,557	106,102	0.29%	1.40%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP High Income Portfolio - Class II
	2018		0.10%	1.65%	$10.31	$10.98	1,835,107	$19,275,895	-3.72%	-2.21%	6.24%
	2017		0.10%	1.65%	10.71	11.25	1,733,883	18,863,644	4.93%	6.36%	5.23%
	2016		0.30%	1.65%	10.21	10.58	1,227,172	12,676,987	14.29%	15.84%	6.26%
	2015		0.30%	1.65%	8.93	9.01	839,949	7,556,617	-8.04%	-7.53%	5.25%
	2014	6/30/14	1.10%	1.65%	9.71	9.75	239,799	2,334,101	-3.71%	-2.63%	0.00%
Ivy VIP Micro Cap Growth Portfolio - Class I
	2017	8/22/17	0.35%	0.35%	11.64	11.64	9,220	107,335	7.69%	7.69%	0.00%
Ivy VIP Micro Cap Growth Portfolio - Class II
	2017		0.10%	1.65%	11.27	11.84	348,136	4,000,567	7.05%	8.50%	0.00%
	2016		0.30%	1.65%	10.53	10.91	288,852	3,081,159	11.44%	12.95%	0.00%
	2015		0.30%	1.65%	9.45	9.66	159,405	1,517,813	-10.65%	-9.43%	0.00%
	2014	7/8/14	0.30%	1.65%	10.58	10.67	37,742	400,406	1.78%	8.97%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class I
	2018		0.35%	1.85%	12.46	12.46	167,791	2,093,134	-0.30%	-0.30%	0.00%
	2017	7/24/17	0.50%	0.50%	12.50	12.50	30,953	386,773	10.48%	10.48%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class II
	2018		0.10%	1.70%	12.54	13.45	780,829	9,897,191	-1.74%	-0.16%	0.00%
	2017		0.10%	1.70%	12.77	13.50	603,080	7,888,739	24.76%	26.52%	0.00%
	2016		0.30%	1.70%	10.23	10.67	437,303	4,559,877	4.33%	5.80%	0.00%
	2015		0.30%	1.70%	9.89	9.96	298,128	2,963,011	-7.18%	-6.34%	0.00%
	2014	7/8/14	0.60%	1.50%	10.63	10.68	63,050	672,504	1.50%	5.85%	0.00%
Ivy VIP Science and Technology Portfolio - Class I
	2018		0.35%	0.35%	12.78	12.78	22,486	287,444	-5.33%	-5.33%	0.00%
	2017	9/11/17	0.35%	0.35%	13.50	13.50	11,446	154,563	4.71%	4.71%	0.00%
Ivy VIP Science and Technology Portfolio - Class II
	2018		0.10%	1.65%	12.08	13.13	1,878,130	22,916,679	-6.79%	-5.33%	0.00%
	2017		0.10%	1.65%	12.96	13.62	1,597,622	21,104,987	29.96%	31.72%	0.00%
	2016		0.30%	1.65%	9.98	10.34	1,117,303	11,286,325	-0.12%	1.24%	0.00%
	2015		0.30%	1.65%	9.99	10.21	958,066	9,642,947	-4.47%	-3.17%	0.00%
	2014	7/7/14	0.30%	1.65%	10.46	10.55	172,676	1,810,902	-2.84%	9.91%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class I
	2018	11/2/18	0.35%	0.35%	12.19	12.19	13,197	160,850	-12.29%	-12.29%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class II
	2018	11/2/18	0.10%	1.65%	9.20	12.39	437,543	5,159,425	-12.51%	-12.29%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2018		1.30%	2.75%	15.96	26.79	505,687	12,820,064	-2.30%	-0.87%	1.80%
	2017		1.30%	2.75%	16.33	27.02	552,754	14,184,144	14.99%	16.61%	1.37%
	2016		1.30%	2.70%	14.20	23.18	607,858	13,427,070	1.54%	2.98%	1.79%
	2015		1.30%	2.70%	13.98	22.53	640,870	13,858,969	-2.26%	-0.89%	1.36%
	2014		1.30%	2.70%	16.63	22.76	776,151	16,990,797	5.41%	6.84%	1.51%
Janus Henderson Enterprise Portfolio - Service Shares
	2018		1.30%	2.65%	26.76	48.53	149,727	6,071,716	-3.26%	-1.94%	0.11%
	2017		1.30%	2.65%	27.62	49.49	165,010	6,869,000	23.79%	25.45%	0.14%
	2016		1.30%	2.65%	22.28	39.45	188,437	6,272,489	9.17%	10.66%	0.02%
	2015		1.30%	2.65%	20.38	35.65	184,452	5,621,941	1.05%	2.43%	0.53%
	2014		1.30%	2.65%	20.14	34.81	191,245	5,735,064	9.31%	10.79%	0.03%
Janus Henderson Global Research Portfolio - Service Shares
	2018		1.35%	2.20%	15.63	20.58	37,020	626,421	-9.11%	-8.33%	0.96%
	2017		1.30%	2.20%	17.16	22.66	36,620	680,597	23.93%	25.14%	0.67%
	2016		1.30%	2.20%	13.81	18.11	46,108	685,329	-0.39%	0.49%	0.88%
	2015		1.30%	2.35%	13.83	18.02	51,793	768,416	-4.66%	-3.83%	0.53%
	2014		1.30%	2.20%	14.47	18.74	62,180	960,519	4.85%	5.86%	0.95%
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
	2018		0.35%	0.70%	9.97	10.04	190,274	1,905,578	-0.65%	-0.30%	2.20%
	2017	4/4/17	0.35%	0.70%	10.03	10.07	82,448	829,860	0.32%	2.08%	2.00%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2018		0.10%	3.30%	9.40	10.04	8,070,092	78,588,013	-3.32%	-0.33%	2.18%
	2017	1/9/17	0.10%	3.45%	9.69	10.07	4,769,037	47,244,356	-1.34%	2.35%	1.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2018		0.30%	2.95%	$9.96	$10.92	549,211	$5,691,991	-8.90%	-6.59%	0.00%
	2017		0.30%	2.80%	10.93	11.68	524,453	5,931,871	13.63%	16.49%	1.52%
	2016		0.30%	2.80%	9.62	10.03	373,705	3,671,654	2.91%	5.53%	3.03%
	2015	5/27/15	0.30%	2.80%	9.35	9.51	211,175	1,992,066	-7.28%	1.05%	3.60%
JPMorgan Insurance Trust Income Builder Portfolio - Class 1
	2018		0.35%	0.35%	10.60	10.60	4,859	51,509	-4.97%	-4.97%	0.00%
	2017	5/10/17	0.35%	0.35%	11.15	11.15	5,016	55,956	6.39%	6.39%	3.73%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2018		0.10%	1.65%	10.22	10.74	302,417	3,101,853	-6.47%	-5.01%	0.00%
	2017		0.10%	1.65%	10.93	11.33	190,873	2,108,619	9.88%	11.37%	4.30%
	2016		0.30%	1.65%	9.95	10.18	118,680	1,187,403	4.46%	5.88%	3.93%
	2015	6/15/15	0.30%	1.65%	9.52	9.61	26,561	253,706	-3.06%	1.01%	5.80%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1
	2016		0.40%	0.40%	11.64	11.64	13,142	152,944	11.58%	11.58%	0.43%
	2015		0.40%	0.40%	10.43	10.43	6,432	67,093	-6.25%	-6.25%	0.59%
	2014	7/24/14	0.40%	0.40%	11.12	11.12	4,661	51,852	6.21%	6.21%	0.00%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		0.30%	1.65%	11.18	11.59	830,614	9,397,107	9.91%	11.40%	0.51%
	2015		0.30%	1.65%	10.20	10.40	540,453	5,539,019	-7.52%	-6.40%	0.56%
	2014	6/30/14	0.30%	1.50%	11.03	11.11	143,019	1,581,231	5.93%	12.45%	0.00%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2018		0.75%	0.75%	10.62	10.62	46,187	490,404	-7.17%	-7.17%	2.01%
	2017	5/30/17	0.75%	0.75%	11.44	11.44	45,978	525,864	8.32%	8.32%	1.98%
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
	2018		0.75%	0.75%	10.71	10.71	88,973	952,775	-4.28%	-4.28%	2.02%
	2017	5/18/17	0.75%	0.75%	11.19	11.19	71,254	797,154	8.71%	8.71%	1.36%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2018		0.10%	1.65%	10.58	11.50	2,429,178	26,553,598	-5.59%	-4.11%	4.87%
	2017		0.10%	1.65%	11.44	12.02	1,942,368	22,552,589	7.42%	8.88%	5.00%
	2016		0.30%	1.65%	10.65	11.04	1,302,693	14,064,799	10.30%	11.80%	5.41%
	2015		0.30%	1.65%	9.66	9.86	735,945	7,172,203	-3.14%	-1.92%	6.41%
	2014	7/8/14	0.40%	1.65%	9.97	10.05	157,782	1,579,707	-1.68%	-0.05%	9.97%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2018		0.10%	1.65%	12.48	14.17	946,779	12,021,337	3.17%	4.78%	0.00%
	2017		0.10%	1.65%	12.09	12.70	575,740	7,089,100	27.80%	29.53%	0.00%
	2016		0.30%	1.65%	9.46	9.81	445,510	4,270,483	-4.20%	-2.90%	0.00%
	2015		0.30%	1.65%	9.88	10.10	358,101	3,564,305	-9.71%	-8.48%	0.00%
	2014	7/8/14	0.30%	1.65%	10.94	11.03	81,316	892,992	0.88%	6.22%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2018		0.65%	2.55%	15.31	26.83	523,001	12,464,299	-10.47%	-8.75%	1.45%
	2017		0.65%	2.55%	17.10	29.40	570,223	14,973,371	9.81%	11.85%	1.04%
	2016		0.65%	2.55%	15.57	26.28	616,910	14,504,456	12.83%	14.99%	1.04%
	2015		0.65%	2.55%	13.80	22.86	708,620	14,585,552	-5.88%	-4.07%	1.13%
	2014		0.65%	2.55%	14.66	23.83	767,451	16,471,424	4.44%	6.45%	0.44%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2018		0.10%	1.65%	9.97	10.61	3,308,018	33,646,714	-0.50%	1.05%	3.66%
	2017		0.10%	1.65%	10.02	10.52	2,327,055	23,717,626	0.52%	1.88%	3.96%
	2016		0.30%	1.65%	9.97	10.33	1,718,707	17,339,498	1.78%	3.16%	2.90%
	2015		0.30%	1.65%	9.79	10.01	1,336,246	13,185,468	-1.07%	0.28%	3.95%
	2014	7/8/14	0.30%	1.65%	9.90	9.98	265,058	2,631,988	-1.03%	-0.55%	3.98%
LVIP American Balanced Allocation Fund - Service Class
	2018		0.10%	1.65%	10.88	11.58	4,091,681	45,133,934	-5.96%	-4.49%	1.83%
	2017		0.10%	1.65%	11.57	12.15	3,969,287	46,618,136	12.54%	14.07%	2.50%
	2016		0.30%	1.65%	10.28	10.65	2,397,182	24,891,285	4.10%	5.51%	2.17%
	2015		0.30%	1.65%	9.87	9.96	1,245,806	12,378,996	-2.65%	-2.11%	4.57%
	2014	7/21/14	1.10%	1.65%	10.14	10.18	257,979	2,624,183	-0.71%	1.70%	5.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Balanced Allocation Fund - Standard Class
	2018		0.35%	1.70%	$10.87	$14.40	534,965	$6,673,855	-5.67%	-4.39%	2.13%
	2017		0.35%	1.70%	12.08	15.11	492,146	6,910,683	12.86%	14.34%	2.48%
	2016		0.40%	1.70%	10.61	13.29	431,415	5,508,061	4.41%	5.78%	1.09%
	2015		0.40%	1.70%	10.14	12.56	756,193	9,397,360	-2.35%	-1.07%	3.03%
	2014		0.40%	1.70%	12.25	12.72	718,032	9,024,440	3.96%	5.06%	2.37%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2018		0.20%	3.20%	11.02	12.55	28,801,703	343,993,551	-13.66%	-11.38%	0.90%
	2017		0.60%	3.20%	12.76	14.16	24,892,800	338,312,266	9.82%	12.71%	0.96%
	2016		0.60%	3.20%	11.62	12.57	19,746,245	240,375,458	13.74%	16.73%	1.41%
	2015		0.60%	3.20%	10.22	10.76	14,100,392	148,581,982	-7.26%	-4.82%	1.83%
	2014	1/7/14	0.60%	3.20%	11.02	11.31	7,508,948	84,015,445	1.36%	13.56%	0.70%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2018		1.30%	2.85%	9.82	10.49	2,711,429	28,203,436	-6.06%	-4.64%	1.72%
	2017		1.30%	2.80%	10.46	11.00	2,331,383	25,476,512	8.61%	10.25%	1.87%
	2016		1.30%	2.80%	9.63	9.98	2,208,790	21,928,177	1.39%	2.92%	1.88%
	2015		1.30%	2.80%	9.52	9.70	1,471,731	14,213,210	-4.96%	-3.71%	4.02%
	2014	8/13/14	1.30%	2.60%	10.02	10.07	386,653	3,890,820	-1.15%	2.81%	3.84%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2018		0.65%	0.90%	12.89	13.11	32,040	414,302	-3.93%	-3.69%	1.59%
	2017		0.65%	0.90%	13.42	13.61	53,487	718,787	11.08%	11.35%	2.19%
	2016		0.65%	0.90%	12.08	12.22	54,114	654,522	3.70%	3.96%	1.90%
	2015		0.65%	0.90%	11.65	11.76	48,002	559,801	-2.98%	-2.73%	3.39%
	2014		0.65%	0.90%	12.00	12.00	46,000	552,545	4.55%	4.55%	1.72%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2018		1.30%	2.90%	9.77	10.45	7,001,878	72,491,760	-6.99%	-5.54%	1.23%
	2017		1.30%	2.85%	10.49	11.04	6,591,782	72,361,912	13.15%	14.86%	1.41%
	2016		1.30%	2.80%	9.27	9.61	6,605,037	63,222,610	0.10%	1.61%	1.36%
	2015		1.30%	2.80%	9.29	9.46	5,697,113	53,755,700	-5.97%	-4.74%	3.99%
	2014	8/18/14	1.30%	2.60%	9.88	9.93	1,928,498	19,140,578	-2.93%	2.40%	4.13%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2018		0.65%	1.70%	12.48	13.41	28,726	383,216	-5.58%	-4.58%	1.55%
	2017		0.65%	1.70%	13.22	14.05	29,311	409,997	14.80%	16.01%	1.59%
	2016		0.65%	1.70%	11.52	12.11	55,099	665,837	1.57%	2.64%	1.29%
	2015		0.65%	1.70%	11.34	11.80	77,207	909,822	-4.79%	-3.79%	4.17%
	2014		0.65%	1.70%	11.91	12.26	70,567	860,217	0.83%	1.90%	2.32%
LVIP American Global Growth Fund - Service Class II
	2018		0.20%	3.30%	11.22	21.82	10,985,346	215,709,417	-12.34%	-9.57%	0.79%
	2017		0.20%	3.30%	16.73	24.22	8,541,589	189,479,395	26.87%	30.21%	0.37%
	2016		0.60%	3.20%	13.19	18.60	6,768,250	117,321,554	-2.92%	-0.37%	0.85%
	2015		0.60%	3.20%	13.59	18.67	6,603,420	116,266,383	3.22%	5.99%	1.61%
	2014		0.60%	3.20%	13.16	17.62	5,379,314	90,301,665	-1.34%	1.26%	0.99%
LVIP American Global Small Capitalization Fund - Service Class II
	2018		0.30%	3.20%	10.93	17.07	4,160,325	64,907,233	-13.66%	-11.17%	0.67%
	2017		0.30%	3.15%	12.98	19.28	4,219,426	75,228,776	21.53%	24.67%	0.02%
	2016		0.60%	3.15%	10.68	15.46	4,400,791	63,532,834	-1.47%	1.07%	0.11%
	2015		0.60%	3.15%	10.84	15.26	4,755,786	68,593,027	-3.25%	-0.79%	0.22%
	2014		0.65%	3.15%	11.20	15.38	4,607,468	67,612,887	-1.46%	1.03%	0.00%
LVIP American Growth Allocation Fund - Service Class
	2018		0.10%	1.65%	11.04	11.75	3,338,749	37,339,501	-6.89%	-5.43%	1.82%
	2017		0.10%	1.65%	11.85	12.45	2,766,360	33,355,228	15.23%	16.80%	1.80%
	2016		0.30%	1.65%	10.29	10.44	1,939,868	20,197,313	4.34%	4.92%	1.94%
	2015		1.10%	1.65%	9.88	9.95	1,326,973	13,171,250	-2.70%	-2.31%	3.87%
	2014	7/8/14	1.10%	1.50%	10.16	10.18	310,305	3,156,759	-0.69%	-0.13%	5.62%
LVIP American Growth Allocation Fund - Standard Class
	2018		0.35%	1.70%	11.06	14.96	128,037	1,572,983	-6.60%	-5.33%	2.21%
	2017		0.35%	1.70%	12.56	15.85	98,042	1,336,809	15.58%	17.09%	2.01%
	2016		0.40%	1.70%	10.73	13.56	163,494	2,122,250	4.66%	6.03%	2.18%
	2015		0.40%	1.70%	12.18	12.82	98,140	1,242,794	-2.56%	-1.48%	3.20%
	2014		0.60%	1.70%	12.50	13.01	56,849	732,076	3.84%	4.99%	2.44%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Growth Fund - Service Class II
	2018		0.20%	3.30%	$13.01	$27.68	25,698,923	$641,674,430	-3.87%	-0.84%	0.43%
	2017		0.20%	3.30%	19.60	28.03	21,103,350	543,233,094	23.80%	27.06%	0.42%
	2016		0.60%	3.20%	15.83	22.06	16,929,026	348,379,865	5.67%	8.45%	0.41%
	2015		0.60%	3.20%	14.98	20.34	16,800,673	321,970,300	3.11%	5.83%	0.26%
	2014		0.60%	3.20%	14.53	19.22	16,598,196	303,438,686	4.73%	7.48%	0.99%
LVIP American Growth-Income Fund - Service Class II
	2018		0.20%	3.30%	12.11	26.23	23,957,899	564,173,304	-5.33%	-2.34%	1.60%
	2017		0.20%	3.30%	19.19	26.96	18,700,432	463,148,709	18.12%	21.23%	1.28%
	2016		0.60%	3.20%	16.25	22.17	14,615,380	303,742,739	7.66%	10.43%	1.59%
	2015		0.65%	3.20%	15.09	20.08	14,377,572	273,014,519	-2.07%	0.46%	1.40%
	2014		0.60%	3.20%	15.41	20.03	13,133,949	250,402,210	6.79%	9.60%	1.11%
LVIP American Income Allocation Fund - Standard Class
	2018		0.65%	1.85%	12.25	13.43	6,099	75,876	-4.35%	-3.18%	2.13%
	2017		0.65%	1.85%	12.94	13.87	6,344	82,336	8.41%	9.55%	2.59%
	2016		0.65%	1.70%	12.66	12.66	4,752	57,078	4.94%	4.94%	7.02%
	2015		0.65%	0.65%	12.06	12.06	512	6,182	-1.34%	-1.34%	3.08%
	2014		0.65%	0.65%	12.23	12.23	522	6,381	5.52%	5.52%	10.93%
LVIP American International Fund - Service Class II
	2018		0.20%	3.25%	9.56	15.52	14,438,870	202,542,084	-16.27%	-13.67%	2.85%
	2017		0.20%	3.25%	12.32	18.05	11,645,093	192,818,815	27.51%	30.86%	1.00%
	2016		0.60%	3.20%	9.66	13.79	10,513,716	135,114,710	-0.10%	2.53%	0.95%
	2015		0.60%	3.20%	9.67	13.45	10,872,612	137,660,329	-7.84%	-5.41%	1.39%
	2014		0.60%	3.20%	10.49	14.19	10,256,151	138,656,243	-6.06%	-3.63%	0.88%
LVIP American Preservation Fund - Service Class
	2018		0.10%	1.65%	9.38	10.23	809,961	7,804,507	-1.14%	0.40%	1.65%
	2017		0.10%	1.65%	9.49	10.21	748,104	7,257,311	-0.33%	1.02%	1.20%
	2016		0.30%	1.65%	9.52	10.10	745,043	7,237,995	-0.09%	1.26%	1.27%
	2015		0.30%	1.65%	9.53	9.70	340,599	3,307,550	-1.68%	-1.13%	2.23%
	2014	8/25/14	1.10%	1.65%	9.69	9.82	15,494	151,898	-0.59%	-0.13%	1.21%
LVIP American Preservation Fund - Standard Class
	2018		0.40%	1.90%	9.44	10.25	18,838	186,960	-1.04%	0.25%	1.98%
	2017		0.60%	1.90%	9.54	10.22	13,101	127,785	-0.22%	1.08%	1.56%
	2016		0.60%	1.90%	9.56	10.11	12,117	118,019	0.00%	1.31%	2.38%
	2015		0.60%	1.90%	9.56	9.98	8,177	81,310	-1.58%	-0.29%	1.25%
	2014		0.60%	1.90%	9.71	10.01	12,906	127,957	0.22%	1.53%	0.84%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.90%
	2015		0.30%	1.65%	10.31	10.51	247,690	2,566,129	0.18%	1.39%	1.84%
	2014	7/17/14	0.30%	1.50%	10.29	10.37	125,959	1,298,239	0.94%	3.25%	4.27%
LVIP AQR Enhanced Global Strategies Fund - Standard Class
	2015		0.40%	0.40%	10.54	10.54	1,350	14,227	1.55%	1.55%	1.53%
	2014	7/25/14	0.40%	0.40%	10.38	10.38	1,429	14,825	0.34%	0.34%	1.85%
LVIP Baron Growth Opportunities Fund - Service Class
	2018		0.10%	3.45%	11.29	26.48	9,056,833	190,412,417	-7.05%	-4.03%	0.00%
	2017		0.10%	3.30%	13.62	28.39	8,384,298	187,355,105	23.23%	26.86%	0.00%
	2016		0.30%	3.20%	10.74	22.98	8,462,121	151,579,853	2.25%	5.25%	0.45%
	2015		0.30%	3.20%	10.20	22.42	9,602,526	165,654,313	-7.77%	-5.06%	0.00%
	2014		0.30%	3.20%	16.68	24.24	9,552,708	175,923,220	1.55%	4.18%	0.18%
LVIP Baron Growth Opportunities Fund - Standard Class
	2018		0.35%	0.80%	12.02	13.14	58,096	749,952	-4.46%	-4.03%	0.00%
	2017		0.35%	0.80%	13.50	13.70	61,063	834,199	26.54%	27.05%	0.00%
	2016		0.40%	0.80%	10.67	10.78	59,546	641,310	4.99%	5.41%	0.75%
	2015		0.40%	0.80%	10.16	10.23	47,774	488,196	-5.29%	-4.91%	0.00%
	2014	9/22/14	0.40%	0.80%	10.73	10.76	48,824	524,975	5.18%	5.52%	0.75%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2018		0.10%	3.20%	$11.07	$17.28	61,260,076	$835,504,027	-11.03%	-8.23%	2.06%
	2017		0.10%	3.20%	12.38	19.37	59,354,687	891,999,703	12.49%	15.44%	1.66%
	2016		0.60%	3.20%	10.96	17.18	56,514,717	741,763,728	8.16%	11.01%	1.73%
	2015		0.60%	3.20%	10.09	15.84	45,976,859	547,885,035	-8.08%	-5.66%	1.68%
	2014		0.60%	3.20%	10.92	17.19	35,940,252	459,214,185	-0.02%	2.61%	1.41%
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2018		0.35%	0.75%	11.18	22.16	14,163	257,271	-8.60%	-8.46%	1.60%
	2017		0.60%	0.75%	24.10	24.21	24,394	547,290	15.67%	15.73%	2.06%
	2016		0.60%	0.65%	20.83	20.92	17,937	374,870	11.24%	11.30%	2.66%
	2015		0.60%	0.65%	18.73	18.80	5,893	110,478	-5.48%	-5.43%	0.84%
	2014		0.60%	0.65%	19.81	19.88	17,740	351,615	2.82%	2.87%	2.46%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.66%
	2015		0.30%	3.20%	7.33	7.99	27,622,413	212,918,114	-17.89%	-15.47%	1.59%
	2014		0.30%	3.20%	8.92	9.48	18,013,586	166,516,334	-8.12%	-5.70%	1.22%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.68%
	2015		0.65%	1.90%	7.71	8.04	17,770	139,424	-16.61%	-15.56%	1.59%
	2014		0.60%	1.90%	9.25	9.54	13,176	123,192	-6.68%	-5.46%	1.66%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
	2018		0.30%	3.45%	8.90	10.50	84,715,124	820,794,992	-10.70%	-7.84%	0.00%
	2017		0.30%	3.45%	9.94	11.21	88,951,594	946,920,205	9.26%	12.13%	0.74%
	2016		0.60%	3.20%	9.10	9.98	94,897,830	910,479,083	-0.73%	1.84%	0.70%
	2015		0.65%	3.20%	9.16	9.80	95,115,923	905,299,405	-7.66%	-5.27%	0.78%
	2014		0.65%	3.20%	9.92	10.35	74,198,915	753,659,786	-3.69%	-1.20%	0.90%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class
	2018		0.60%	1.70%	9.87	10.51	14,909	153,276	-8.80%	-7.79%	0.00%
	2017		0.60%	1.70%	10.83	11.39	15,773	176,623	11.29%	12.52%	1.06%
	2016		0.60%	1.70%	9.73	10.13	16,019	159,954	1.12%	2.24%	0.52%
	2015		0.60%	1.70%	9.62	9.90	26,009	255,285	-5.93%	-4.89%	1.05%
	2014		0.60%	1.70%	10.23	10.41	28,334	292,902	-1.89%	-0.81%	0.99%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2018		0.30%	3.25%	10.35	11.09	28,030,975	303,690,566	-6.43%	-3.63%	1.79%
	2017		0.30%	3.25%	11.08	11.54	17,324,993	196,900,660	10.41%	13.21%	1.60%
	2016	6/14/16	0.65%	3.15%	10.03	10.20	6,656,287	67,444,230	-1.95%	1.66%	1.90%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2018		0.10%	3.25%	8.01	11.02	73,109,637	737,319,451	-3.18%	-0.08%	4.58%
	2017		0.10%	3.25%	8.98	11.09	77,086,771	789,456,865	-1.27%	1.63%	1.66%
	2016		0.30%	3.20%	9.10	10.95	73,298,727	748,802,675	0.07%	2.66%	0.74%
	2015		0.59%	3.14%	9.09	10.66	73,741,592	741,288,073	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.68	11.07	74,918,783	789,620,892	-0.36%	2.21%	0.95%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2018		0.35%	2.25%	9.09	11.28	369,976	3,854,552	-1.96%	-0.08%	6.34%
	2017		0.35%	2.25%	10.02	11.32	186,517	1,969,942	0.26%	1.77%	1.91%
	2016		0.40%	1.90%	9.99	11.15	77,400	846,379	1.62%	2.95%	1.25%
	2015		0.60%	1.90%	9.83	10.83	61,202	653,809	-4.65%	-3.40%	1.06%
	2014		0.60%	1.90%	10.66	11.21	45,430	500,779	1.33%	2.45%	1.58%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2018	10/3/18	0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2017		0.10%	1.65%	10.08	10.58	780,213	7,973,058	3.94%	5.35%	3.39%
	2016		0.30%	1.65%	9.69	10.05	643,274	6,299,800	4.99%	6.42%	3.12%
	2015		0.30%	1.65%	9.23	9.32	379,203	3,524,117	-5.73%	-5.21%	4.81%
	2014	7/17/14	1.10%	1.65%	9.80	9.83	97,900	961,740	-2.80%	-1.52%	6.05%
LVIP BlackRock Multi-Asset Income Fund - Standard Class
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.39%
	2017		0.35%	0.80%	10.49	10.64	20,304	215,941	5.08%	5.51%	3.21%
	2016		0.40%	0.80%	10.09	10.09	25,501	257,188	6.58%	6.58%	2.72%
	2015		0.40%	0.40%	9.47	9.47	23,295	220,487	-4.31%	-4.31%	1.44%
	2014	10/22/14	0.40%	0.40%	9.89	9.89	21,018	207,896	-0.07%	-0.07%	38.76%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Scientific Allocation Fund - Service Class
	2018		0.30%	3.25%	$10.00	$12.72	402,976	$4,900,725	-8.62%	-5.88%	2.75%
	2017	5/30/17	0.30%	3.45%	10.73	13.63	131,268	1,703,651	0.14%	6.72%	4.69%
LVIP BlackRock Scientific Allocation Fund - Standard Class
	2018	1/22/18	0.50%	1.85%	10.65	12.36	1,685	18,973	-8.52%	-5.80%	2.56%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2018		0.20%	3.20%	10.60	11.34	27,163,811	300,600,475	-6.13%	-3.36%	1.30%
	2017		0.30%	3.20%	11.33	11.78	20,458,354	237,050,490	9.75%	12.36%	1.24%
	2016	6/13/16	0.65%	3.00%	10.33	10.48	11,369,232	118,376,390	-0.20%	4.03%	1.09%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
	2015	5/19/15	0.65%	3.00%	8.91	9.05	2,965,601	26,647,714	-13.35%	-1.64%	0.22%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.05%
	2015	8/25/15	0.65%	0.65%	9.06	9.06	33,610	304,560	-0.26%	-0.26%	0.37%
LVIP Blended Core Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	10.97	12.50	23,468,956	278,943,455	-6.19%	-3.72%	0.95%
	2017		0.60%	3.20%	11.70	12.98	21,202,247	264,309,319	16.81%	19.89%	1.12%
	2016		0.60%	3.20%	10.02	10.81	20,459,234	214,840,338	5.23%	7.95%	1.10%
	2015		0.65%	3.20%	9.52	10.02	12,493,072	122,709,888	-7.26%	-4.86%	1.02%
	2014	1/8/14	0.65%	3.20%	10.26	10.53	5,878,451	61,310,738	-1.30%	9.14%	2.28%
LVIP Blended Core Equity Managed Volatility Fund - Standard Class
	2018		0.65%	1.70%	12.04	12.69	5,101	63,548	-4.44%	-3.43%	1.21%
	2017		0.65%	1.70%	12.60	13.14	5,965	77,335	19.00%	20.25%	1.39%
	2016		0.65%	1.70%	10.59	10.92	6,499	70,270	7.19%	8.32%	1.17%
	2015		0.65%	1.70%	9.88	10.09	6,889	68,980	-5.52%	-4.52%	1.25%
	2014	12/18/14	0.65%	1.70%	10.45	10.56	6,259	65,848	-0.99%	-0.09%	1.61%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2018		0.20%	3.20%	13.70	22.25	37,050,817	680,485,160	-7.56%	-5.12%	0.57%
	2017		0.60%	3.20%	14.82	23.63	29,637,789	582,314,071	21.86%	25.11%	0.45%
	2016		0.60%	3.20%	12.16	19.04	27,841,251	443,437,385	-4.66%	-2.15%	0.23%
	2015		0.60%	3.20%	12.76	19.60	21,622,553	358,222,133	-2.10%	0.48%	0.00%
	2014		0.60%	3.20%	13.03	19.65	13,936,492	234,535,641	1.78%	4.46%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2018		1.30%	3.20%	15.69	23.32	110,126	2,098,175	-6.96%	-5.55%	0.69%
	2017		1.30%	2.80%	16.81	24.69	114,999	2,421,970	22.65%	24.50%	0.63%
	2016		1.30%	2.80%	13.66	19.83	134,037	2,271,920	-4.04%	-2.59%	0.44%
	2015		1.30%	2.80%	14.20	20.36	132,967	2,331,556	-1.46%	0.03%	0.00%
	2014		1.30%	2.80%	14.36	20.35	126,910	2,252,518	2.49%	3.99%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2018		0.20%	3.20%	10.40	17.69	46,261,418	557,371,135	-3.02%	-0.47%	0.00%
	2017		0.60%	3.20%	10.68	18.19	41,804,878	509,481,841	21.30%	24.49%	0.00%
	2016		0.60%	3.20%	8.78	14.96	44,642,154	441,131,535	-1.21%	1.39%	0.00%
	2015		0.60%	3.20%	8.85	15.11	29,066,347	285,610,686	-7.45%	-5.01%	0.00%
	2014		0.60%	3.20%	9.53	16.28	23,713,219	248,098,513	-10.46%	-8.14%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2018		0.65%	0.90%	22.05	22.57	3,731	82,612	-0.54%	-0.29%	0.00%
	2017		0.65%	0.90%	22.17	22.63	3,774	83,992	24.44%	24.75%	0.00%
	2016	1/29/16	0.65%	0.90%	17.82	18.14	4,436	79,489	8.24%	10.21%	0.00%
LVIP Clarion Global Real Estate Fund - Service Class
	2018		0.10%	3.20%	7.44	16.65	10,004,550	86,836,986	-11.45%	-8.66%	3.49%
	2017		0.10%	3.20%	8.37	18.76	10,742,974	103,522,831	7.10%	10.25%	4.08%
	2016		0.30%	3.20%	7.79	17.47	11,133,444	98,412,635	-2.24%	0.64%	3.57%
	2015		0.30%	3.20%	7.94	17.83	11,895,797	105,644,091	-4.57%	-2.06%	2.84%
	2014		0.60%	3.20%	8.29	18.63	11,604,961	105,950,000	10.02%	12.92%	2.23%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Clarion Global Real Estate Fund - Standard Class
	2018		0.35%	0.75%	$9.20	$10.47	118,986	$1,137,599	-8.71%	-8.66%	4.99%
	2017		0.35%	0.40%	11.47	11.47	56,559	619,695	10.42%	10.42%	5.04%
	2016		0.40%	0.40%	10.39	10.39	31,155	323,593	0.78%	0.78%	3.85%
	2015		0.40%	0.40%	10.31	10.31	29,765	306,765	-1.62%	-1.62%	3.05%
	2014	9/22/14	0.40%	0.40%	10.48	10.48	27,800	291,225	5.78%	5.78%	2.84%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2018		0.30%	3.30%	9.53	10.45	14,461,226	146,057,785	-8.79%	-6.48%	0.83%
	2017		0.65%	3.15%	10.45	11.17	11,186,695	121,841,446	13.98%	16.87%	0.77%
	2016		0.65%	3.15%	9.17	9.56	8,814,090	82,886,555	0.22%	2.75%	0.83%
	2015	5/18/15	0.65%	3.15%	9.15	9.30	5,489,986	50,734,955	-9.06%	0.74%	1.28%
LVIP Delaware Bond Fund - Service Class
	2018		0.10%	3.50%	8.98	14.99	256,147,176	3,430,388,924	-4.53%	-1.28%	2.90%
	2017		0.10%	3.45%	9.87	15.33	247,917,303	3,404,290,566	0.73%	3.69%	2.61%
	2016		0.30%	3.20%	9.79	14.88	228,604,065	3,059,974,255	-0.86%	2.06%	2.27%
	2015		0.30%	3.20%	9.88	14.69	213,372,807	2,823,625,874	-3.12%	-0.56%	2.08%
	2014		0.60%	3.20%	10.20	14.83	197,607,072	2,647,516,142	2.28%	4.97%	1.75%
LVIP Delaware Bond Fund - Standard Class
	2018		0.35%	3.30%	9.87	20.01	3,989,069	66,531,942	-3.76%	-1.18%	3.06%
	2017		0.35%	3.00%	10.26	20.46	4,405,773	76,539,858	1.29%	3.96%	2.74%
	2016		0.40%	3.00%	10.13	19.88	4,909,179	84,517,844	-0.31%	2.31%	2.41%
	2015		0.40%	3.00%	10.16	19.62	5,497,881	94,155,133	-2.58%	-0.01%	2.26%
	2014		0.40%	3.00%	10.43	19.82	6,086,602	106,592,128	2.84%	4.61%	1.91%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2018		0.10%	3.30%	8.32	10.34	85,170,906	807,424,645	-3.23%	-0.08%	3.41%
	2017		0.10%	3.30%	8.59	10.40	79,945,295	768,776,356	-0.94%	1.97%	0.86%
	2016		0.30%	3.20%	8.67	10.27	73,387,272	701,113,998	-1.21%	1.70%	0.00%
	2015		0.30%	3.20%	8.78	10.13	75,927,711	723,155,146	-4.09%	-1.56%	1.32%
	2014		0.60%	3.20%	9.15	10.29	76,869,743	751,796,586	-2.80%	-0.24%	1.15%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2018		0.35%	2.15%	9.25	10.61	271,082	2,739,923	-1.87%	-0.08%	4.18%
	2017		0.35%	2.15%	9.42	10.65	192,061	1,963,139	0.36%	2.13%	1.20%
	2016		0.40%	2.15%	9.39	10.45	133,277	1,346,836	0.07%	1.91%	0.00%
	2015		0.40%	2.15%	9.38	10.28	174,165	1,749,425	-2.82%	-1.31%	2.02%
	2014		0.60%	2.15%	9.66	10.41	126,128	1,279,012	-1.52%	0.01%	1.50%
LVIP Delaware Social Awareness Fund - Service Class
	2018		0.30%	3.25%	11.20	29.25	2,346,575	52,990,630	-7.84%	-5.20%	0.98%
	2017		0.30%	3.15%	17.44	31.17	2,465,434	59,997,330	16.06%	19.00%	0.92%
	2016		0.65%	3.15%	14.97	26.38	2,769,135	57,545,387	2.97%	5.57%	1.08%
	2015		0.65%	3.15%	14.48	25.16	3,033,071	60,575,856	-3.94%	-1.66%	1.08%
	2014		0.65%	3.00%	15.03	25.76	3,110,764	64,510,306	11.40%	14.05%	1.21%
LVIP Delaware Social Awareness Fund - Standard Class
	2018		0.35%	2.70%	11.57	31.51	225,365	6,038,334	-7.11%	-4.90%	1.25%
	2017		0.35%	2.70%	19.56	33.64	258,441	7,562,373	16.99%	18.64%	1.24%
	2016		0.40%	2.70%	16.68	28.51	300,322	7,450,235	3.80%	5.26%	1.38%
	2015		1.30%	2.80%	16.04	27.23	345,403	8,181,511	-3.41%	-1.95%	1.38%
	2014		1.30%	2.80%	16.56	27.93	380,182	9,350,606	12.02%	13.71%	1.46%
LVIP Delaware Special Opportunities Fund - Service Class
	2018		0.30%	3.45%	10.73	22.75	5,161,542	78,349,155	-17.76%	-15.30%	1.12%
	2017		0.20%	3.25%	15.86	27.58	4,321,647	78,489,021	13.72%	16.58%	1.05%
	2016		0.65%	3.15%	13.91	24.21	3,768,454	59,555,277	16.27%	19.21%	1.27%
	2015		0.65%	3.15%	11.93	20.78	3,788,707	50,665,570	-3.19%	-0.74%	0.91%
	2014		0.65%	3.15%	12.28	21.42	3,774,984	51,324,683	3.93%	6.56%	0.99%
LVIP Delaware Wealth Builder Fund - Service Class
	2018		0.10%	3.45%	9.69	20.22	789,961	13,277,827	-8.30%	-5.74%	2.90%
	2017		0.30%	3.05%	13.21	21.68	714,939	13,256,234	8.87%	11.18%	2.03%
	2016		0.75%	2.85%	13.09	19.62	774,824	13,171,941	2.40%	4.57%	1.28%
	2015		0.75%	2.85%	12.79	18.87	900,203	14,777,248	-4.35%	-2.31%	1.33%
	2014		0.65%	2.85%	13.37	19.44	1,085,243	18,532,982	1.15%	3.40%	1.94%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Wealth Builder Fund - Standard Class
	2018		1.30%	3.20%	$13.81	$21.19	202,987	$4,010,940	-7.70%	-6.44%	2.97%
	2017		0.50%	2.65%	14.94	22.65	218,079	4,613,632	9.36%	10.84%	2.24%
	2016		1.30%	2.65%	13.64	20.43	228,894	4,422,339	2.86%	4.26%	1.53%
	2015		1.30%	2.65%	13.24	19.60	258,273	4,810,124	-3.91%	-2.61%	1.56%
	2014		1.30%	2.65%	13.76	20.12	323,940	6,233,953	1.61%	3.00%	2.22%
LVIP Dimensional International Core Equity Fund - Service Class
	2018		0.10%	3.30%	8.79	10.65	6,340,096	59,116,387	-20.31%	-17.83%	1.93%
	2017		0.10%	3.15%	11.04	11.91	3,604,821	41,630,401	23.07%	26.63%	2.41%
	2016		0.30%	3.15%	9.00	9.40	1,118,761	10,303,692	1.21%	3.93%	2.12%
	2015	5/19/15	0.30%	2.95%	8.89	9.05	598,280	5,366,591	-12.59%	3.19%	1.57%
LVIP Dimensional International Core Equity Fund - Standard Class
	2018		0.35%	2.05%	9.28	10.68	812,229	8,372,725	-19.15%	-17.84%	2.75%
	2017		0.35%	1.95%	11.74	11.96	293,223	3,572,657	25.97%	26.86%	2.30%
	2016		0.40%	1.10%	9.39	9.43	159,195	1,499,132	3.83%	4.09%	3.31%
	2015	6/30/15	0.40%	0.65%	9.04	9.06	37,724	341,341	-7.33%	0.76%	1.90%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2018		0.10%	3.20%	8.46	11.09	44,656,486	428,199,854	-18.92%	-16.37%	1.91%
	2017		0.10%	3.20%	10.44	13.36	31,059,947	360,153,651	21.88%	25.47%	2.21%
	2016		0.30%	3.20%	8.56	10.71	27,310,098	255,372,817	-1.48%	1.11%	2.01%
	2015		0.60%	3.20%	8.69	10.62	25,143,655	234,564,080	-7.23%	-4.78%	0.82%
	2014		0.60%	3.20%	9.37	11.18	17,282,606	171,228,521	-10.64%	-8.29%	2.38%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2018		0.40%	1.90%	9.28	10.92	135,044	1,401,297	-17.66%	-16.42%	2.06%
	2017		0.40%	1.90%	11.10	12.61	116,992	1,457,945	23.80%	25.66%	2.21%
	2016		0.40%	1.90%	8.83	10.05	134,949	1,340,711	0.05%	1.57%	1.84%
	2015		0.40%	1.90%	8.70	9.92	182,420	1,794,623	-5.78%	-4.35%	0.84%
	2014		0.40%	1.90%	9.91	10.39	264,344	2,731,923	-9.24%	-8.05%	2.51%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2018		0.10%	3.45%	10.72	22.57	5,956,491	108,538,504	-10.74%	-7.70%	1.38%
	2017		0.10%	3.45%	13.07	25.11	4,428,948	89,522,313	16.72%	20.10%	1.29%
	2016		0.30%	3.15%	11.54	21.47	3,051,355	52,633,212	10.69%	13.33%	1.26%
	2015		0.60%	2.95%	13.93	19.40	2,534,588	39,639,227	-5.18%	-2.99%	1.28%
	2014		0.65%	2.95%	14.68	20.46	2,602,579	42,493,002	9.50%	12.04%	1.55%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2018		0.35%	2.05%	11.64	29.17	433,254	6,360,739	-8.99%	-7.62%	2.00%
	2017		0.35%	1.85%	13.15	31.66	231,772	4,175,636	19.92%	20.39%	1.79%
	2016		0.40%	0.80%	10.93	26.24	75,952	1,576,732	13.67%	13.95%	1.87%
	2015	7/13/15	0.40%	0.65%	9.59	23.08	44,751	942,332	-4.91%	1.67%	3.20%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2018		0.10%	3.25%	10.48	11.59	4,662,832	51,330,230	-12.57%	-9.95%	1.08%
	2017		0.10%	3.15%	12.02	12.89	2,944,958	36,713,343	14.58%	17.65%	1.20%
	2016		0.30%	2.95%	10.49	10.96	1,404,206	15,056,208	13.09%	16.02%	1.85%
	2015	5/20/15	0.30%	2.95%	9.28	9.45	372,458	3,485,776	-8.68%	2.19%	1.22%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
	2018		0.35%	2.05%	11.01	11.66	651,328	7,425,451	-11.39%	-9.96%	1.58%
	2017		0.35%	1.95%	12.87	12.95	254,296	3,256,479	17.54%	17.84%	1.46%
	2016		0.40%	0.65%	10.95	10.99	115,458	1,267,876	16.00%	16.29%	1.74%
	2015	9/8/15	0.40%	0.65%	9.44	9.45	54,721	516,873	0.38%	2.18%	1.06%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2018		0.10%	3.25%	11.47	17.40	48,098,585	710,674,695	-10.92%	-8.11%	0.84%
	2017		0.10%	3.20%	12.50	19.07	41,366,501	673,761,572	15.13%	18.52%	0.96%
	2016		0.30%	3.20%	10.55	16.18	35,793,467	497,404,950	7.37%	10.52%	1.05%
	2015		0.30%	3.20%	9.55	14.72	29,811,348	378,661,197	-10.75%	-8.12%	1.05%
	2014		0.30%	3.20%	13.26	16.11	21,410,663	300,277,840	1.15%	3.81%	0.90%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2018		0.35%	1.90%	$11.55	$16.19	152,998	$2,272,587	-9.53%	-8.16%	1.09%
	2017		0.40%	1.90%	12.57	17.67	139,149	2,346,796	16.93%	18.69%	0.97%
	2016		0.40%	1.90%	10.59	14.92	245,471	3,454,035	9.04%	10.69%	1.00%
	2015		0.40%	1.90%	9.57	13.50	352,952	4,437,665	-9.35%	-7.98%	1.18%
	2014		0.40%	1.90%	14.03	14.70	332,493	4,813,792	2.73%	4.07%	1.26%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2018		0.10%	3.45%	8.94	10.90	61,620,139	621,064,769	-3.53%	-0.49%	2.00%
	2017		0.10%	3.20%	9.27	11.01	55,525,545	570,913,243	-0.55%	2.38%	1.75%
	2016		0.30%	3.20%	9.32	10.79	46,575,970	473,481,546	-1.37%	1.52%	1.36%
	2015		0.30%	3.20%	9.45	10.66	40,323,253	408,799,837	-3.09%	-0.53%	1.49%
	2014		0.60%	3.20%	9.75	10.71	32,833,097	338,067,481	1.11%	3.77%	1.65%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2018		0.35%	2.05%	9.88	11.11	1,566,765	16,207,787	-2.03%	-0.50%	2.87%
	2017		0.35%	1.90%	10.27	11.19	794,837	8,443,753	1.01%	2.53%	2.21%
	2016		0.40%	1.90%	10.17	10.94	510,152	5,443,570	0.19%	1.70%	2.04%
	2015		0.40%	1.90%	10.15	10.78	330,344	3,514,167	-1.57%	-0.09%	1.49%
	2014		0.40%	1.90%	10.31	10.81	459,743	4,935,666	2.67%	4.01%	2.15%
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	11.06	12.81	30,888,470	372,739,460	-9.14%	-6.74%	0.93%
	2017		0.60%	3.20%	12.18	13.73	33,438,646	436,900,060	14.89%	17.91%	2.16%
	2016		0.60%	3.20%	10.60	11.65	37,192,600	416,362,394	2.87%	5.58%	0.70%
	2015		0.60%	3.20%	10.30	11.03	38,465,190	412,240,126	-8.14%	-5.72%	1.51%
	2014		0.60%	3.20%	11.21	11.70	23,523,972	270,309,819	2.48%	5.18%	3.57%
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class
	2018		0.60%	1.70%	12.28	13.06	8,112	104,451	-7.44%	-6.41%	1.25%
	2017		0.60%	1.70%	13.27	13.96	9,642	133,178	17.03%	18.32%	2.38%
	2016		0.60%	1.70%	11.34	11.80	17,550	205,847	4.80%	5.95%	0.54%
	2015		0.60%	1.70%	10.82	11.13	55,938	621,392	-6.42%	-5.38%	2.25%
	2014		0.60%	1.70%	11.56	11.76	37,183	436,118	4.39%	5.49%	4.51%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2018		0.10%	3.20%	8.43	14.87	83,302,219	817,020,090	-12.22%	-9.64%	1.21%
	2017		0.30%	3.20%	9.57	16.53	76,900,455	842,703,383	17.29%	20.74%	1.15%
	2016		0.30%	3.20%	8.13	13.95	78,982,769	725,286,082	-1.06%	1.86%	1.22%
	2015		0.30%	3.20%	8.19	13.73	74,921,702	683,969,015	-11.15%	-8.80%	1.27%
	2014		0.60%	3.20%	9.18	15.36	58,481,505	593,312,037	-5.31%	-2.82%	1.47%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
	2018	4/9/18	0.35%	0.35%	11.35	11.35	3,400	38,593	-7.40%	-7.40%	1.44%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2018		0.30%	3.25%	9.70	10.69	1,169,429	12,024,634	-6.55%	-4.14%	1.68%
	2017		0.30%	2.85%	10.25	10.46	687,730	7,423,670	8.66%	9.26%	3.30%
	2016		0.30%	1.65%	9.44	9.58	223,180	2,126,674	-0.57%	-0.02%	0.77%
	2015		1.10%	1.65%	9.49	9.58	218,147	2,083,712	-4.59%	-4.06%	1.84%
	2014	8/11/14	1.10%	1.65%	9.95	9.98	59,280	591,623	-1.44%	0.36%	3.93%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class
	2018		0.40%	0.50%	10.70	10.70	2,977	31,886	-4.10%	-4.10%	3.10%
	2017	12/19/17	0.50%	0.50%	11.15	11.15	1,204	13,429	0.00%	0.00%	2.14%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.37	10.67	26,943,586	273,264,323	-9.74%	-7.37%	2.80%
	2017		0.60%	3.20%	10.38	11.52	28,088,590	310,357,024	7.33%	10.16%	3.19%
	2016		0.60%	3.20%	9.67	10.46	25,533,930	258,576,706	7.46%	10.29%	2.42%
	2015		0.60%	3.20%	9.00	9.48	17,970,955	166,643,018	-10.93%	-8.58%	3.14%
	2014	1/9/14	0.60%	3.20%	10.10	10.37	8,583,610	87,998,782	-4.39%	8.31%	2.44%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	10.83	10.83	991	10,736	-7.09%	-7.09%	3.15%
	2017		0.65%	0.65%	11.66	11.66	992	11,582	10.49%	10.49%	3.52%
	2016		0.65%	0.65%	10.55	10.55	979	10,336	10.64%	10.64%	2.61%
	2015		0.65%	0.65%	9.54	9.54	1,014	9,674	-8.31%	-8.31%	1.64%
	2014	9/22/14	0.65%	0.65%	10.40	10.40	1,900	19,769	-2.92%	-2.92%	1.56%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
	2018	11/21/18	0.95%	2.95%	$9.61	$9.63	322,277	$3,103,080	-3.42%	-0.15%	2.93%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2018		0.30%	3.20%	10.47	16.64	66,435,268	999,840,032	-7.69%	-4.98%	2.21%
	2017		0.30%	3.20%	11.91	17.63	74,111,633	1,187,595,457	6.75%	9.56%	1.97%
	2016		0.60%	3.25%	11.16	16.16	84,921,037	1,255,511,370	1.45%	4.13%	1.81%
	2015		0.60%	3.20%	11.00	15.17	86,710,812	1,244,285,799	-5.31%	-2.82%	1.89%
	2014		0.60%	3.20%	11.62	15.72	82,528,356	1,231,323,568	2.11%	4.75%	1.84%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2018		0.65%	0.70%	17.58	17.58	13,275	211,017	-5.07%	-5.07%	2.57%
	2017		0.65%	0.65%	18.52	18.52	10,262	190,014	9.78%	9.78%	2.30%
	2016		0.65%	0.65%	16.87	16.87	10,403	175,465	4.34%	4.34%	2.26%
	2015		0.65%	0.65%	16.17	16.17	7,033	113,698	-2.63%	-2.63%	4.16%
	2014	8/25/14	0.65%	0.65%	16.60	16.60	2,012	33,410	-0.15%	-0.15%	1.98%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2018		0.10%	3.35%	9.45	14.93	548,558,783	7,580,445,279	-9.50%	-6.74%	2.12%
	2017		0.20%	3.20%	12.03	16.18	577,677,484	8,675,652,133	11.71%	14.65%	2.06%
	2016		0.30%	3.20%	10.08	14.21	620,705,979	8,206,660,387	1.20%	4.17%	1.55%
	2015		0.30%	3.20%	9.68	13.77	654,613,205	8,408,274,523	-6.96%	-4.22%	1.76%
	2014		0.30%	3.20%	11.44	14.69	608,030,501	8,257,330,275	-0.05%	2.54%	2.01%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2018		0.35%	1.85%	10.87	18.12	523,619	7,246,061	-7.91%	-6.66%	2.63%
	2017		0.35%	1.75%	17.70	19.46	454,223	7,078,462	13.69%	14.94%	3.55%
	2016		0.60%	1.70%	15.57	16.93	238,437	4,010,369	2.98%	4.12%	1.79%
	2015		0.60%	1.70%	15.12	16.26	247,590	4,002,312	-5.31%	-4.27%	1.98%
	2014		0.60%	1.70%	15.97	16.98	241,037	4,067,734	1.72%	2.85%	2.19%
LVIP Global Income Fund - Service Class
	2018		0.10%	3.20%	8.63	12.35	52,928,016	591,653,756	-1.55%	1.55%	3.61%
	2017		0.10%	3.20%	8.76	12.23	58,319,128	651,725,297	1.49%	4.47%	0.00%
	2016		0.30%	3.20%	8.63	11.74	54,819,986	594,206,023	-2.90%	-0.04%	0.00%
	2015		0.30%	3.20%	8.89	11.79	54,548,202	599,143,037	-5.35%	-2.85%	2.97%
	2014		0.60%	3.20%	9.39	12.14	51,337,307	586,449,226	-1.52%	1.08%	0.37%
LVIP Global Income Fund - Standard Class
	2018		0.35%	0.80%	10.24	10.35	58,680	600,727	1.14%	1.55%	3.73%
	2017		0.35%	0.75%	10.20	10.20	71,455	728,688	4.63%	4.63%	0.00%
	2016		0.40%	0.40%	9.75	9.75	63,816	622,192	0.11%	0.11%	0.00%
	2015	12/14/15	0.40%	0.40%	9.74	9.74	5,445	53,033	0.28%	0.28%	0.00%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2018		0.30%	3.45%	9.51	15.66	414,825,964	5,929,571,188	-8.87%	-5.96%	2.13%
	2017		0.30%	3.45%	11.92	16.81	437,659,078	6,740,595,886	10.45%	13.36%	1.99%
	2016		0.30%	3.20%	10.10	14.92	474,208,425	6,512,157,024	0.80%	3.76%	1.45%
	2015		0.30%	3.20%	9.74	14.52	494,104,981	6,624,070,189	-6.65%	-3.90%	1.79%
	2014		0.30%	3.20%	11.47	15.25	462,756,704	6,543,502,598	0.61%	3.26%	1.88%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2018		0.35%	1.85%	10.74	17.83	131,021	1,752,035	-7.03%	-5.76%	2.70%
	2017		0.35%	1.70%	11.38	18.98	77,338	1,243,353	12.39%	13.58%	2.70%
	2016		0.65%	1.70%	15.43	16.71	54,491	854,670	2.58%	3.67%	1.76%
	2015		0.65%	1.70%	15.05	16.12	49,475	767,170	-5.00%	-4.00%	2.46%
	2014		0.65%	1.70%	15.84	15.84	36,624	583,356	2.39%	2.39%	3.93%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2018		0.10%	3.00%	9.89	10.53	1,128,923	11,460,299	-7.47%	-4.75%	2.76%
	2017		0.10%	3.00%	10.60	11.13	890,967	9,632,896	5.89%	7.32%	3.45%
	2016		0.30%	1.65%	10.01	10.16	387,317	3,924,522	6.89%	7.48%	3.28%
	2015		1.10%	1.65%	9.36	9.45	261,456	2,467,548	-5.66%	-5.14%	5.42%
	2014	7/17/14	1.10%	1.65%	9.93	9.96	59,236	589,544	-2.73%	-1.55%	6.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Goldman Sachs Income Builder Fund - Standard Class
	2018		0.35%	0.50%	$10.50	$10.66	49,691	$520,700	-4.89%	-4.80%	4.40%
	2017		0.40%	0.50%	11.19	11.19	4,122	45,899	7.50%	7.50%	3.23%
	2016		0.40%	0.40%	10.41	10.41	2,806	29,222	8.51%	8.51%	3.24%
	2015		0.40%	0.40%	9.60	9.60	1,998	19,182	-4.24%	-4.24%	3.26%
	2014	9/25/14	0.40%	0.40%	10.02	10.02	1,998	20,030	-0.68%	-0.68%	2.54%
LVIP Government Money Market Fund - Service Class
	2018		0.10%	3.20%	7.65	10.11	28,189,945	261,559,670	-2.04%	1.04%	1.15%
	2017		0.10%	3.20%	7.79	10.04	22,932,493	212,678,122	-2.98%	-0.42%	0.18%
	2016		0.60%	3.20%	8.01	10.09	23,824,249	221,280,316	-3.12%	-0.58%	0.02%
	2015		0.60%	3.20%	8.25	10.15	25,821,065	243,717,501	-3.13%	-0.60%	0.02%
	2014		0.60%	3.20%	8.49	10.22	27,288,172	261,892,224	-3.12%	-0.57%	0.03%
LVIP Government Money Market Fund - Standard Class
	2018		0.35%	2.70%	7.84	10.68	2,729,231	26,540,160	-1.31%	1.04%	1.39%
	2017		0.35%	2.70%	7.94	10.68	2,366,605	22,815,993	-2.26%	-0.24%	0.40%
	2016		0.65%	2.80%	8.11	10.78	2,704,726	26,325,639	-2.73%	-0.62%	0.03%
	2015		0.65%	2.80%	8.33	10.93	2,909,749	28,823,142	-2.64%	-0.63%	0.02%
	2014		0.65%	2.70%	8.55	11.09	3,254,385	32,987,039	-2.64%	-0.62%	0.03%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.44	10.63	27,740,363	281,863,961	-11.98%	-9.71%	1.49%
	2017		0.60%	3.20%	10.73	11.79	27,278,604	309,727,672	7.25%	10.06%	1.08%
	2016		0.60%	3.20%	10.00	10.70	24,266,484	252,720,561	7.27%	10.04%	0.98%
	2015		0.65%	3.20%	9.36	9.72	11,727,842	112,125,691	-7.98%	-5.79%	2.34%
	2014	5/21/14	0.65%	3.00%	10.16	10.32	2,962,723	30,368,858	-1.27%	5.42%	1.21%
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.15	10.39	12,372,070	122,671,215	-12.30%	-10.03%	1.37%
	2017		0.65%	3.20%	10.43	11.55	12,523,103	139,194,685	13.96%	16.90%	1.47%
	2016		0.65%	3.20%	9.21	9.88	13,120,151	125,918,995	2.73%	5.18%	0.61%
	2015		0.60%	3.00%	8.96	9.40	12,266,560	112,987,141	-11.60%	-9.45%	1.76%
	2014	1/8/14	0.60%	3.00%	10.14	10.39	6,726,601	69,143,345	-2.64%	6.66%	1.51%
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class
	2018		0.65%	1.70%	10.04	10.58	7,194	74,335	-10.66%	-9.71%	1.79%
	2017		0.65%	1.70%	11.23	11.71	6,995	80,392	16.09%	17.31%	1.75%
	2016		0.65%	1.70%	9.68	9.99	7,486	73,649	4.45%	5.55%	0.88%
	2015		0.65%	1.70%	9.26	9.46	7,824	73,270	-10.13%	-9.18%	1.80%
	2014	12/18/14	0.65%	1.70%	10.31	10.42	7,645	79,229	-0.55%	0.20%	1.38%
LVIP JPMorgan High Yield Fund - Service Class
	2018		0.10%	3.45%	9.72	14.84	12,665,078	172,101,829	-6.15%	-3.19%	5.43%
	2017		0.10%	3.20%	11.12	15.41	12,727,012	181,491,008	3.16%	6.19%	5.79%
	2016		0.30%	3.20%	10.63	14.55	12,636,264	171,948,352	9.42%	12.64%	4.85%
	2015		0.30%	3.20%	10.44	12.96	11,845,097	144,644,651	-7.19%	-4.75%	4.76%
	2014		0.60%	3.20%	11.25	13.61	11,221,017	145,022,804	-0.65%	1.97%	4.03%
LVIP JPMorgan High Yield Fund - Standard Class
	2018		0.35%	1.85%	10.53	10.98	93,948	997,596	-3.34%	-3.19%	8.40%
	2017		0.35%	0.50%	11.34	11.34	27,781	306,541	6.35%	6.35%	7.35%
	2016		0.40%	0.40%	10.67	10.67	12,688	135,347	12.81%	12.81%	6.53%
	2015	3/16/15	0.40%	0.40%	9.46	9.46	3,650	34,516	-5.90%	-5.90%	6.27%
LVIP JPMorgan Retirement Income Fund - Service Class
	2018		0.30%	3.25%	9.79	11.92	464,547	5,132,732	-7.39%	-5.05%	4.26%
	2017	6/7/17	0.30%	2.80%	10.45	12.66	128,472	1,516,322	0.25%	4.32%	5.72%
LVIP JPMorgan Retirement Income Fund - Standard Class
	2018		0.50%	0.70%	10.39	10.70	80,708	838,927	-5.19%	-5.01%	3.01%
	2017	7/6/17	0.50%	0.70%	10.94	11.29	70,347	769,846	1.22%	5.17%	5.89%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2018		0.10%	3.20%	10.51	18.01	43,871,855	534,005,530	-14.79%	-12.10%	1.15%
	2017		0.10%	3.20%	12.08	21.08	44,152,217	619,609,616	10.80%	14.06%	0.82%
	2016		0.30%	3.20%	10.59	18.98	42,499,005	528,788,436	6.27%	9.39%	0.53%
	2015		0.30%	3.20%	10.30	17.81	33,655,363	386,903,796	-10.86%	-8.51%	0.58%
	2014		0.60%	3.20%	11.52	19.93	24,046,021	305,870,193	4.45%	7.20%	0.67%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2018		0.60%	1.70%	$10.42	$23.10	13,830	$237,237	-13.29%	-12.33%	1.34%
	2017		0.60%	1.70%	23.96	26.34	15,058	300,920	12.76%	14.00%	1.00%
	2016		0.60%	1.70%	21.25	23.11	11,443	261,009	8.16%	9.35%	0.67%
	2015		0.60%	1.70%	20.73	21.13	9,667	202,679	-8.57%	-8.29%	0.78%
	2014	3/11/14	0.60%	0.90%	22.67	23.04	3,485	80,064	2.19%	6.57%	1.70%
LVIP Loomis Sayles Global Growth Fund - Service Class
	2018	6/4/18	0.95%	1.50%	9.03	9.06	7,016	63,472	-13.09%	-4.17%	0.07%
LVIP Loomis Sayles Global Growth Fund - Standard Class
	2018	8/8/18	0.35%	0.35%	9.11	9.11	1,153	10,505	-11.97%	-11.97%	0.20%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.09	10.53	39,102,394	389,354,699	-11.34%	-9.01%	1.99%
	2017		0.60%	3.20%	10.25	11.57	26,368,211	290,445,820	24.56%	27.85%	1.22%
	2016		0.60%	3.20%	8.23	9.03	22,793,487	198,252,903	-4.65%	-2.19%	1.05%
	2015		0.65%	3.20%	8.63	9.23	18,835,776	169,165,297	-3.28%	-0.78%	0.88%
	2014		0.65%	3.20%	8.93	9.31	9,592,942	87,740,296	-10.27%	-7.95%	0.77%
LVIP MFS International Growth Fund - Service Class
	2018		0.10%	3.30%	8.93	16.75	17,261,570	188,443,345	-11.30%	-8.55%	1.11%
	2017		0.10%	3.15%	10.03	18.40	15,586,440	189,669,952	27.46%	31.14%	0.91%
	2016		0.30%	3.15%	7.85	13.89	16,044,331	151,467,517	-1.74%	1.10%	1.21%
	2015		0.30%	3.15%	7.96	13.81	16,027,294	151,468,387	-2.09%	0.44%	0.94%
	2014		0.60%	3.15%	8.11	13.77	16,020,823	152,281,315	-8.09%	-5.86%	0.81%
LVIP MFS International Growth Fund - Standard Class
	2018		0.35%	0.40%	11.45	11.58	41,452	480,070	-8.64%	-8.56%	2.14%
	2017		0.35%	0.40%	12.53	12.53	655	8,271	31.35%	31.35%	0.33%
	2016		0.40%	0.40%	9.54	9.54	3,226	30,783	1.26%	1.26%	1.31%
	2015		0.40%	0.40%	9.42	9.42	2,315	21,813	0.89%	0.89%	1.04%
	2014	12/26/14	0.40%	0.40%	9.34	9.34	1,030	9,625	-1.20%	-1.20%	0.00%
LVIP MFS Value Fund - Service Class
	2018		0.10%	3.45%	10.78	21.42	50,948,330	840,483,201	-13.14%	-10.31%	1.48%
	2017		0.10%	3.30%	13.91	24.00	52,202,443	977,449,408	13.64%	16.98%	1.53%
	2016		0.30%	3.20%	12.06	20.74	53,858,219	875,717,211	10.20%	13.44%	1.58%
	2015		0.30%	3.20%	10.63	18.77	56,764,141	823,905,112	-3.92%	-1.09%	1.79%
	2014		0.30%	3.20%	12.38	19.49	59,468,552	879,626,819	6.76%	9.52%	2.18%
LVIP MFS Value Fund - Standard Class
	2018		0.35%	0.75%	10.73	12.72	148,603	1,615,051	-10.66%	-10.31%	2.23%
	2017		0.35%	0.75%	14.18	14.18	125,807	1,528,474	17.16%	17.16%	4.52%
	2016		0.40%	0.40%	12.11	12.11	4,009	48,535	13.60%	13.60%	5.43%
	2015		0.40%	0.40%	10.66	10.66	819	8,726	-0.94%	-0.94%	2.11%
	2014	12/11/14	0.40%	0.40%	10.76	10.76	635	6,835	0.95%	0.95%	2.30%
LVIP Mondrian International Value Fund - Service Class
	2018		0.10%	3.45%	8.96	21.54	18,142,609	240,843,856	-14.70%	-11.79%	2.90%
	2017		0.10%	3.45%	10.32	24.72	18,524,542	283,807,930	17.23%	20.68%	3.00%
	2016		0.30%	3.20%	8.67	20.70	21,180,600	272,429,401	0.49%	3.44%	2.49%
	2015		0.30%	3.18%	8.51	20.22	22,114,744	278,699,287	-7.04%	-4.64%	2.70%
	2014		0.63%	3.18%	9.51	21.36	22,620,521	301,725,103	-5.83%	-3.40%	3.72%
LVIP Mondrian International Value Fund - Standard Class
	2018		0.35%	2.70%	9.61	23.04	437,295	9,232,697	-13.84%	-11.83%	3.01%
	2017		0.40%	2.70%	10.90	26.51	489,746	12,000,558	18.11%	20.86%	3.26%
	2016		0.40%	2.70%	9.02	22.26	563,743	11,558,237	1.24%	3.60%	2.65%
	2015		0.40%	2.70%	8.70	21.80	628,928	12,634,030	-6.36%	-4.18%	2.78%
	2014		0.40%	2.70%	11.90	23.08	718,501	15,332,417	-5.14%	-3.80%	3.77%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	9.20	10.35	5,414,305	53,649,866	-11.44%	-9.15%	0.79%
	2017		0.65%	3.20%	10.48	11.40	3,854,785	42,403,471	16.69%	19.40%	1.53%
	2016		0.65%	2.95%	8.98	9.55	2,966,496	27,561,808	2.47%	4.85%	1.34%
	2015		0.65%	2.95%	8.77	9.08	2,123,933	19,025,104	-9.80%	-7.84%	1.63%
	2014	5/19/14	0.80%	2.95%	9.72	9.85	516,390	5,056,784	-5.26%	2.70%	3.04%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class
	2018		0.40%	0.65%	$10.53	$10.53	3,016	$31,892	-8.82%	-8.82%	0.32%
	2017		0.65%	0.90%	11.44	11.54	19,155	219,290	19.53%	19.83%	1.69%
	2016	10/20/16	0.65%	0.90%	9.57	9.63	19,155	183,420	3.51%	6.60%	1.56%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2018		0.10%	3.45%	9.14	10.48	48,400,783	477,584,323	-2.32%	0.80%	2.34%
	2017		0.10%	3.25%	9.37	10.42	40,527,858	402,456,330	-1.76%	1.13%	1.56%
	2016		0.30%	3.20%	9.54	10.30	35,691,768	354,904,492	-0.85%	2.07%	1.46%
	2015		0.30%	3.20%	9.62	10.09	22,297,255	220,065,680	-1.88%	1.01%	1.71%
	2014	5/19/14	0.30%	3.20%	9.81	9.99	5,401,272	53,510,888	-1.61%	-0.19%	0.98%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2018		0.35%	1.90%	9.84	10.55	516,938	5,300,808	-0.79%	0.80%	1.89%
	2017		0.35%	1.90%	9.99	10.47	608,010	6,280,671	-0.03%	1.27%	2.07%
	2016		0.40%	1.70%	9.99	10.34	421,166	4,329,929	0.90%	2.22%	2.08%
	2015		0.40%	1.70%	10.05	10.12	149,857	1,512,236	0.76%	1.16%	3.08%
	2014	9/2/14	0.40%	0.80%	9.98	10.00	8,434	84,176	-0.60%	-0.33%	0.60%
LVIP SSGA Bond Index Fund - Service Class
	2018		0.10%	3.45%	8.90	12.96	77,456,544	891,156,307	-3.95%	-0.67%	2.42%
	2017		0.10%	3.45%	9.44	13.12	84,121,596	990,620,741	-0.32%	2.61%	2.20%
	2016		0.30%	3.20%	9.47	12.77	83,509,614	973,288,022	-1.18%	1.42%	1.88%
	2015		0.60%	3.20%	9.57	12.59	80,405,273	934,380,829	-3.10%	-0.60%	2.21%
	2014		0.60%	3.15%	9.87	12.68	83,120,936	981,948,234	2.21%	4.85%	1.59%
LVIP SSGA Bond Index Fund - Standard Class
	2018		0.35%	1.95%	9.81	12.57	512,198	5,295,579	-2.15%	-0.67%	3.37%
	2017		0.35%	1.85%	10.58	12.69	240,908	2,641,603	1.29%	2.77%	3.81%
	2016		0.40%	1.85%	10.44	12.37	97,988	1,137,611	0.55%	1.87%	2.25%
	2015		0.40%	1.70%	10.25	12.17	63,453	741,796	-1.44%	-0.15%	3.31%
	2014		0.40%	1.70%	11.48	12.21	37,055	423,147	3.97%	5.12%	3.37%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2018		0.30%	3.10%	9.58	13.47	5,294,780	65,444,107	-7.49%	-5.19%	2.06%
	2017		0.65%	3.10%	11.93	14.20	5,468,134	72,050,831	7.17%	9.72%	1.98%
	2016		0.65%	3.00%	11.13	12.94	5,673,438	68,792,985	1.65%	4.06%	1.68%
	2015		0.65%	3.00%	10.95	12.44	5,459,576	64,280,361	-4.11%	-1.83%	1.86%
	2014		0.65%	3.00%	11.42	12.67	5,037,227	61,012,308	1.38%	3.79%	1.59%
LVIP SSGA Conservative Index Allocation Fund - Standard Class
	2018	9/4/18	0.50%	0.50%	10.39	10.39	7,825	81,305	-4.90%	-4.90%	2.40%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2018		0.10%	3.00%	10.43	13.35	12,532,484	154,149,212	-8.05%	-5.35%	2.50%
	2017		0.10%	3.00%	11.54	14.19	14,275,446	188,332,607	6.19%	9.10%	3.10%
	2016		0.30%	3.00%	10.58	13.05	15,154,704	185,475,352	3.42%	6.25%	1.87%
	2015		0.30%	3.00%	10.85	12.32	15,209,136	177,202,319	-5.00%	-2.74%	2.29%
	2014		0.65%	3.15%	11.07	12.67	15,729,078	189,999,017	2.01%	4.59%	2.21%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
	2018		0.35%	0.75%	10.39	10.98	91,376	975,261	-5.39%	-5.34%	3.57%
	2017		0.35%	0.80%	11.44	11.60	58,990	678,713	8.82%	9.26%	3.28%
	2016		0.40%	0.80%	10.62	10.62	55,420	588,244	6.41%	6.41%	2.16%
	2015		0.40%	0.40%	9.98	9.98	56,256	561,459	-2.25%	-2.25%	2.98%
	2014	11/17/14	0.40%	0.40%	10.21	10.21	16,276	166,185	0.41%	0.41%	3.83%
LVIP SSGA Developed International 150 Fund - Service Class
	2018		0.10%	3.45%	8.96	14.42	12,708,245	135,853,448	-18.31%	-15.53%	3.30%
	2017		0.10%	3.45%	11.49	17.19	12,699,387	163,216,281	19.61%	22.89%	4.13%
	2016		0.30%	3.00%	9.59	14.06	12,907,507	136,821,705	6.23%	9.14%	3.24%
	2015		0.30%	3.00%	8.89	13.02	13,881,988	136,712,693	-7.36%	-4.82%	2.69%
	2014		0.30%	3.00%	9.72	14.04	13,887,185	145,571,689	-2.33%	-0.01%	2.97%
LVIP SSGA Developed International 150 Fund - Standard Class
	2018		0.35%	1.90%	9.94	17.44	50,448	602,863	-16.83%	-15.53%	3.88%
	2017		0.35%	1.90%	11.82	20.69	38,516	589,596	21.25%	23.08%	4.71%
	2016		0.40%	1.90%	9.64	16.85	31,097	410,684	7.66%	9.29%	3.96%
	2015		0.40%	1.90%	8.92	15.44	23,110	284,992	-6.10%	-4.68%	3.27%
	2014		0.40%	1.90%	11.38	16.18	18,936	253,336	-0.99%	0.26%	6.42%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2018		0.10%	3.45%	$7.46	$12.62	14,269,233	$161,169,585	-15.51%	-12.63%	4.25%
	2017		0.10%	3.45%	8.80	14.86	14,293,707	187,818,258	19.68%	23.14%	2.43%
	2016		0.30%	3.15%	7.35	12.39	14,979,878	161,977,817	11.59%	14.81%	2.32%
	2015		0.30%	3.15%	6.59	11.08	16,052,711	153,201,469	-19.82%	-17.79%	4.26%
	2014		0.65%	3.15%	8.22	13.79	14,465,410	169,702,676	-6.60%	-4.24%	2.73%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2018		0.35%	1.90%	8.42	16.19	279,695	3,189,674	-13.96%	-12.62%	5.71%
	2017		0.35%	1.90%	9.79	18.57	104,709	1,455,002	21.51%	23.34%	3.66%
	2016		0.40%	1.90%	8.06	15.09	46,544	613,567	13.26%	14.97%	2.64%
	2015		0.40%	1.90%	7.11	13.15	43,400	514,809	-18.60%	-17.38%	4.93%
	2014		0.40%	1.90%	8.74	15.95	30,189	462,463	-5.19%	-3.95%	3.72%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
	2018	11/29/18	0.95%	1.70%	10.07	10.08	19,991	201,410	-3.28%	2.66%	0.00%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2018		0.10%	3.25%	9.07	13.66	60,617,466	741,127,737	-11.33%	-8.50%	2.53%
	2017		0.10%	3.25%	10.19	15.01	64,699,507	876,608,907	10.92%	13.84%	3.73%
	2016		0.60%	3.20%	9.65	13.16	69,737,202	837,564,233	2.04%	4.68%	1.56%
	2015		0.65%	3.20%	9.41	12.86	74,854,612	866,175,460	-9.69%	-7.35%	2.83%
	2014		0.65%	3.20%	10.37	14.21	70,165,415	885,053,206	0.44%	3.04%	2.19%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2018		0.35%	1.85%	10.59	16.60	47,991	709,882	-9.86%	-8.50%	2.95%
	2017		0.35%	1.85%	11.20	18.20	45,251	746,498	13.78%	14.07%	4.70%
	2016		0.60%	0.90%	15.67	16.02	35,235	541,568	4.68%	4.99%	1.77%
	2015		0.60%	0.90%	14.97	15.26	32,703	497,007	-7.36%	-7.08%	5.91%
	2014		0.60%	1.70%	15.44	16.42	13,756	222,653	2.22%	3.34%	3.08%
LVIP SSGA International Index Fund - Service Class
	2018		0.10%	3.45%	8.07	14.03	28,645,675	263,191,585	-16.84%	-14.01%	2.45%
	2017		0.10%	3.45%	9.65	16.40	27,441,468	297,443,272	20.71%	24.01%	2.39%
	2016		0.30%	3.00%	7.98	13.27	29,233,587	258,367,811	-2.24%	0.44%	2.67%
	2015		0.30%	3.00%	8.15	13.25	28,875,632	257,372,034	-4.38%	-2.05%	2.22%
	2014		0.60%	3.00%	8.51	13.40	29,861,518	274,485,051	-8.86%	-6.69%	2.42%
LVIP SSGA International Index Fund - Standard Class
	2018		0.35%	1.90%	9.65	16.03	377,158	4,186,706	-15.33%	-14.00%	3.26%
	2017		0.35%	1.90%	11.23	18.69	184,593	2,430,775	22.35%	24.19%	4.13%
	2016		0.40%	1.90%	9.04	15.08	78,843	884,263	-0.90%	0.59%	3.11%
	2015		0.40%	1.90%	8.99	15.02	73,618	794,436	-3.08%	-1.61%	3.25%
	2014		0.40%	1.90%	14.38	15.29	32,119	416,234	-7.43%	-6.41%	3.97%
LVIP SSGA International Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	7.98	10.96	38,296,866	330,913,970	-15.19%	-12.69%	2.02%
	2017		0.30%	3.20%	9.41	12.55	37,807,569	378,840,654	20.05%	23.59%	1.97%
	2016		0.30%	3.20%	7.85	8.47	40,902,999	335,913,199	-6.79%	-4.38%	2.07%
	2015		0.60%	3.15%	8.45	8.86	9,188,993	79,614,522	-6.60%	-4.33%	3.26%
	2014	1/7/14	0.60%	3.00%	9.04	9.26	1,647,011	15,091,764	-12.34%	-4.71%	4.04%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2018		0.65%	1.90%	8.62	9.18	15,562	137,180	-13.86%	-12.77%	2.29%
	2017		0.65%	1.90%	10.01	10.52	15,347	156,282	21.93%	23.46%	2.15%
	2016	11/15/16	0.65%	1.90%	8.21	8.52	17,317	143,926	-0.49%	2.33%	1.29%
LVIP SSGA Large Cap 100 Fund - Service Class
	2018		0.10%	3.45%	11.27	26.17	14,080,296	287,652,940	-14.34%	-11.42%	1.90%
	2017		0.10%	3.45%	14.76	30.40	14,865,283	350,328,436	14.79%	18.11%	2.66%
	2016		0.30%	3.15%	12.68	26.43	15,129,275	306,974,425	17.47%	20.86%	2.01%
	2015		0.30%	3.15%	10.49	22.46	16,840,070	286,594,249	-7.86%	-5.20%	2.37%
	2014		0.30%	3.15%	16.62	24.32	17,880,867	325,179,992	12.83%	15.68%	2.22%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2018		0.35%	2.15%	11.39	33.57	158,212	2,872,204	-13.00%	-11.42%	2.27%
	2017		0.35%	2.15%	14.84	37.99	132,109	2,975,978	16.23%	18.28%	3.00%
	2016		0.40%	2.15%	12.73	32.18	102,562	2,268,617	18.94%	21.04%	2.27%
	2015		0.40%	2.15%	10.52	26.64	79,295	1,674,464	-6.70%	-5.05%	2.91%
	2014		0.40%	2.15%	17.50	28.02	73,723	1,636,051	14.24%	15.97%	3.30%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2018		0.30%	3.20%	$11.44	$13.21	39,380,761	$493,738,934	-7.88%	-5.50%	1.69%
	2017		0.60%	3.20%	12.42	14.01	27,776,939	371,051,510	16.99%	20.06%	1.68%
	2016		0.60%	3.20%	10.62	11.65	23,551,490	264,499,043	4.53%	7.23%	1.64%
	2015		0.65%	3.20%	10.16	10.86	16,332,756	172,633,442	-8.37%	-6.00%	1.76%
	2014		0.65%	3.20%	11.12	11.56	8,699,562	98,855,910	3.09%	5.54%	3.16%
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class
	2017		0.90%	0.90%	13.98	13.98	2,732	38,211	20.01%	20.01%	1.77%
	2016		0.65%	0.90%	11.65	11.77	2,856	33,289	7.23%	7.56%	1.64%
	2015		0.65%	0.90%	10.94	10.94	2,858	31,051	-5.78%	-5.78%	4.75%
	2014		0.65%	0.65%	11.61	11.61	122	1,417	5.82%	5.82%	1.92%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2018		0.10%	3.45%	10.51	11.23	5,756,164	62,231,119	-14.38%	-11.68%	1.63%
	2017	1/10/17	0.10%	3.20%	12.27	12.72	2,684,939	33,602,055	3.93%	13.37%	1.91%
LVIP SSGA Mid-Cap Index Fund - Standard Class
	2018		0.35%	2.25%	10.78	11.23	251,849	2,809,029	-13.34%	-11.68%	2.05%
	2017	1/31/17	0.35%	2.25%	12.44	12.71	98,808	1,251,408	4.01%	13.56%	2.01%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2018		0.30%	3.25%	9.80	14.76	15,866,273	214,581,827	-9.49%	-6.78%	1.98%
	2017		0.30%	3.25%	12.55	15.88	15,573,508	228,699,375	10.67%	13.58%	1.97%
	2016		0.60%	3.20%	11.34	13.98	15,471,018	201,980,295	3.02%	5.74%	1.71%
	2015		0.60%	3.20%	11.01	13.22	15,160,769	189,010,996	-4.81%	-2.30%	1.56%
	2014		0.60%	3.20%	11.56	13.53	14,787,994	190,721,763	0.87%	3.53%	1.85%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2018		0.50%	0.50%	10.66	10.66	92,882	990,353	-6.74%	-6.74%	5.18%
	2017	11/10/17	0.40%	0.40%	11.45	11.45	2,534	29,013	0.10%	0.10%	0.78%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2018		0.10%	3.30%	9.79	14.55	50,332,512	672,244,719	-10.28%	-7.45%	2.71%
	2017		0.10%	3.20%	10.88	15.80	54,924,113	805,056,033	9.31%	12.52%	3.64%
	2016		0.30%	3.20%	10.73	14.14	58,020,140	765,659,421	5.57%	8.68%	1.91%
	2015		0.30%	3.20%	10.89	13.05	61,184,827	752,630,226	-6.00%	-3.53%	2.52%
	2014		0.60%	3.20%	11.58	13.53	64,486,754	830,390,736	1.98%	4.66%	2.42%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2018		0.35%	0.40%	10.66	11.23	78,803	847,508	-7.49%	-7.45%	3.72%
	2017		0.35%	0.50%	12.14	12.14	15,542	186,952	12.69%	12.69%	3.59%
	2016		0.40%	0.40%	10.77	10.77	17,127	184,448	8.83%	8.83%	2.20%
	2015	1/20/15	0.40%	0.40%	9.90	9.90	17,102	169,228	-3.04%	-3.04%	5.24%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2018		0.10%	3.25%	10.76	15.08	14,587,041	196,125,727	-10.61%	-7.93%	2.01%
	2017		0.30%	3.25%	12.96	16.44	12,510,291	191,068,011	13.00%	15.92%	1.95%
	2016		0.65%	3.20%	11.47	14.18	12,371,754	164,534,401	3.73%	6.41%	1.74%
	2015		0.65%	3.20%	11.06	13.33	12,525,058	158,020,143	-5.36%	-2.91%	1.59%
	2014		0.65%	3.20%	11.69	13.73	12,652,800	166,055,729	0.48%	3.08%	1.91%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
	2018		0.50%	0.70%	10.79	11.08	220,084	2,381,036	-8.07%	-7.89%	2.36%
	2017	6/6/17	0.50%	0.70%	11.71	12.06	23,825	280,660	5.16%	5.25%	8.08%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2018		0.10%	3.15%	10.73	15.13	27,815,521	386,000,586	-11.27%	-8.70%	2.84%
	2017		0.30%	3.15%	12.29	16.63	29,879,947	460,977,499	11.06%	14.27%	3.89%
	2016		0.30%	3.15%	10.75	14.60	30,504,640	416,609,301	6.78%	9.87%	2.00%
	2015		0.30%	3.20%	9.79	13.34	32,056,760	403,797,689	-6.76%	-4.01%	2.85%
	2014		0.30%	3.20%	11.89	13.94	32,084,393	426,551,480	1.71%	4.34%	2.70%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2018		0.35%	0.75%	10.67	11.30	187,679	2,041,451	-8.88%	-8.52%	2.86%
	2017		0.35%	0.75%	12.35	12.35	197,527	2,352,949	14.44%	14.44%	8.28%
	2016	3/28/16	0.40%	0.40%	10.79	10.79	59,649	643,902	9.35%	9.35%	2.17%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA S&P 500 Index Fund - Service Class
	2018		0.10%	3.45%	$11.84	$24.20	53,725,853	$1,009,694,677	-8.10%	-4.97%	1.60%
	2017		0.10%	3.45%	14.59	26.20	53,968,245	1,097,923,484	17.45%	20.90%	1.69%
	2016		0.30%	3.20%	12.12	22.25	53,129,556	911,586,037	7.97%	11.14%	1.67%
	2015		0.30%	3.20%	11.02	20.56	54,705,403	855,810,465	-2.26%	0.61%	1.64%
	2014		0.30%	3.20%	13.72	20.98	54,354,571	857,087,479	9.58%	12.41%	1.65%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2018		0.35%	2.80%	11.79	31.03	2,924,804	51,329,907	-7.28%	-4.98%	1.97%
	2017		0.35%	2.80%	14.88	32.74	2,171,477	46,493,445	18.29%	21.09%	1.98%
	2016		0.40%	2.75%	12.29	27.09	2,040,659	38,550,462	8.72%	11.31%	2.00%
	2015		0.40%	2.75%	11.04	24.39	1,975,673	32,697,167	-1.43%	0.77%	1.83%
	2014		0.40%	2.60%	14.85	24.25	2,174,940	36,149,470	10.52%	12.75%	1.88%
LVIP SSGA Short-Term Bond Index Fund - Service Class
	2018	5/21/18	0.30%	3.45%	9.92	10.12	4,337,495	43,554,591	-0.34%	1.09%	2.62%
LVIP SSGA Short-Term Bond Index Fund - Standard Class
	2018	6/25/18	0.35%	0.70%	10.06	10.12	70,994	718,337	0.53%	1.06%	2.39%
LVIP SSGA Small-Cap Index Fund - Service Class
	2018		0.10%	3.45%	10.56	21.92	21,129,599	304,238,227	-14.59%	-11.68%	0.79%
	2017		0.10%	3.45%	13.59	25.53	18,697,055	311,264,760	10.34%	13.58%	0.78%
	2016		0.30%	3.20%	12.01	23.08	18,469,172	274,904,324	16.59%	20.02%	1.06%
	2015		0.30%	3.20%	10.12	19.75	20,044,094	251,759,365	-7.95%	-5.24%	0.69%
	2014		0.30%	3.20%	12.25	21.40	20,318,198	272,886,482	1.12%	3.77%	0.58%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2018		0.35%	1.90%	11.01	28.11	578,940	8,557,018	-13.04%	-11.68%	1.16%
	2017		0.35%	1.90%	13.86	31.91	335,888	6,541,645	12.06%	13.75%	1.29%
	2016		0.40%	1.90%	12.19	28.11	139,819	3,132,109	18.41%	20.20%	1.51%
	2015		0.40%	1.90%	10.14	23.43	118,255	2,000,553	-6.51%	-5.10%	1.09%
	2014		0.40%	1.90%	16.08	24.74	66,149	1,427,063	2.70%	4.05%	1.00%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2018		0.10%	3.45%	9.88	22.51	6,352,589	125,142,430	-16.60%	-13.76%	2.87%
	2017		0.10%	3.45%	12.98	26.86	6,080,391	142,582,271	2.73%	5.75%	2.33%
	2016		0.30%	3.20%	12.46	26.08	5,867,521	132,384,924	25.93%	29.37%	1.87%
	2015		0.30%	3.15%	9.63	20.70	6,127,104	108,191,274	-9.96%	-7.36%	2.31%
	2014		0.30%	3.15%	14.46	22.94	5,695,923	110,563,563	0.82%	3.37%	3.13%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2018		0.35%	2.15%	10.25	28.87	186,912	3,034,293	-15.30%	-13.76%	2.82%
	2017		0.35%	2.15%	13.24	33.56	181,410	3,360,719	4.07%	5.90%	2.98%
	2016		0.40%	2.15%	12.51	31.75	90,681	2,178,215	27.32%	29.57%	2.13%
	2015		0.40%	2.15%	9.65	24.56	87,536	1,642,914	-8.82%	-7.21%	2.78%
	2014		0.40%	2.15%	15.23	26.52	75,395	1,469,320	2.08%	3.68%	4.59%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2018		0.20%	3.20%	10.01	11.59	39,282,891	430,380,066	-12.22%	-9.90%	1.42%
	2017		0.60%	3.20%	11.41	12.87	29,932,926	366,876,336	10.29%	13.19%	1.21%
	2016		0.60%	3.20%	10.34	11.37	24,557,411	268,442,037	11.48%	14.42%	1.04%
	2015		0.60%	3.20%	9.28	9.94	18,004,358	173,814,321	-11.78%	-9.45%	0.70%
	2014		0.60%	3.20%	10.52	10.96	8,275,647	89,207,699	-4.73%	-2.27%	1.30%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2018		0.65%	1.70%	11.05	11.72	4,529	52,386	-10.67%	-9.73%	1.04%
	2017		0.65%	1.70%	12.37	12.99	7,334	94,376	12.23%	13.42%	1.34%
	2016		0.65%	1.70%	11.02	11.45	11,735	133,709	13.46%	14.66%	0.99%
	2015		0.65%	1.70%	9.71	9.99	15,652	155,922	-10.23%	-9.28%	0.82%
	2014		0.65%	1.70%	11.01	11.01	7,373	80,913	-2.04%	-2.04%	1.29%
LVIP T. Rowe Price 2010 Fund - Service Class
	2018		0.75%	2.80%	10.58	13.42	419,783	5,119,178	-7.10%	-5.17%	1.79%
	2017		0.75%	2.80%	11.39	14.15	448,516	5,814,930	6.34%	8.55%	1.71%
	2016		0.75%	2.80%	10.71	13.04	430,449	5,156,296	1.30%	3.39%	1.70%
	2015		0.75%	2.80%	10.57	12.61	412,768	4,819,910	-4.56%	-2.58%	1.52%
	2014		0.75%	2.80%	11.08	12.95	466,189	5,629,418	1.63%	3.73%	1.55%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price 2020 Fund - Service Class
	2018		0.75%	2.80%	$10.22	$12.97	734,500	$8,570,594	-8.42%	-6.52%	1.56%
	2017		0.75%	2.80%	11.16	13.88	806,673	10,174,646	8.66%	10.91%	1.63%
	2016		0.75%	2.80%	10.27	12.51	903,261	10,363,985	1.32%	3.42%	1.63%
	2015		0.75%	2.80%	10.14	12.10	962,889	10,787,116	-5.15%	-3.18%	1.38%
	2014		0.75%	2.80%	10.69	12.50	1,237,075	14,457,969	1.25%	3.35%	1.53%
LVIP T. Rowe Price 2030 Fund - Service Class
	2018		0.75%	2.85%	9.83	12.55	367,010	4,101,217	-10.41%	-8.51%	1.40%
	2017		0.75%	2.85%	10.98	13.72	414,963	5,122,956	10.01%	12.35%	1.69%
	2016		0.75%	2.85%	9.98	12.21	451,618	5,018,195	0.55%	2.68%	1.39%
	2015		0.75%	2.85%	9.92	11.89	570,149	6,240,374	-5.63%	-3.63%	1.42%
	2014		0.75%	2.85%	10.52	12.34	643,512	7,396,794	0.98%	3.12%	1.59%
LVIP T. Rowe Price 2040 Fund - Service Class
	2018		0.90%	2.85%	9.25	11.27	379,703	4,037,428	-11.51%	-9.99%	1.37%
	2017		1.15%	2.85%	10.46	12.52	394,944	4,703,122	11.13%	13.04%	1.85%
	2016		1.15%	2.85%	9.41	11.08	372,684	3,943,414	0.64%	2.36%	1.15%
	2015		1.15%	2.85%	9.35	10.82	529,161	5,465,955	-6.18%	-4.57%	1.44%
	2014		1.15%	2.85%	9.96	11.34	551,697	6,008,028	0.32%	2.04%	1.99%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2018		0.10%	3.20%	13.13	28.55	14,467,632	296,820,655	-4.48%	-1.46%	0.09%
	2017		0.10%	3.20%	16.14	29.81	14,256,459	302,611,791	29.17%	32.96%	0.00%
	2016		0.30%	3.20%	12.18	23.02	14,466,377	233,936,283	-2.04%	0.84%	0.00%
	2015		0.30%	3.20%	12.21	23.44	15,980,655	258,976,178	7.18%	10.12%	0.00%
	2014		0.30%	3.00%	13.54	21.86	11,919,254	177,584,848	5.24%	7.74%	0.00%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2018		0.35%	0.80%	13.14	16.21	159,557	2,237,503	-1.86%	-1.47%	0.22%
	2017		0.35%	0.75%	16.46	16.46	95,197	1,451,246	33.16%	33.16%	0.30%
	2016		0.40%	0.40%	12.36	12.36	55,369	684,497	0.99%	0.99%	0.13%
	2015		0.40%	0.40%	12.24	12.24	9,393	114,980	10.29%	10.29%	0.00%
	2014	7/24/14	0.40%	0.40%	11.10	11.10	4,568	50,706	3.89%	3.89%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2018		0.10%	3.45%	10.73	36.11	6,591,240	179,669,335	-6.59%	-3.40%	0.17%
	2017		0.10%	3.45%	14.77	37.85	5,555,963	163,178,882	20.52%	24.06%	0.00%
	2016		0.30%	3.20%	12.08	30.83	4,745,656	116,828,253	3.91%	6.97%	0.05%
	2015		0.30%	3.20%	15.54	29.13	4,884,187	115,246,446	-1.36%	1.19%	0.00%
	2014		0.65%	3.20%	15.75	28.99	3,954,096	93,424,091	7.80%	10.58%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2018		0.35%	3.10%	11.95	37.83	94,511	2,576,337	-6.04%	-3.41%	0.33%
	2017		0.35%	3.10%	14.85	39.54	161,317	3,968,180	21.06%	24.25%	0.22%
	2016		0.40%	3.00%	12.13	32.11	109,223	2,922,167	4.37%	7.13%	0.27%
	2015		0.40%	3.00%	15.90	30.25	109,041	2,836,264	-0.92%	0.78%	0.13%
	2014		1.30%	3.00%	16.05	30.01	103,895	2,726,197	8.29%	10.15%	0.22%
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
	2018	11/20/18	1.30%	2.80%	9.53	9.55	167,248	1,597,445	-3.82%	0.57%	2.73%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2018		0.30%	3.20%	9.71	11.00	98,400,591	1,023,769,887	-7.86%	-5.14%	1.75%
	2017		0.30%	3.20%	10.54	11.28	81,839,204	905,126,333	11.32%	14.20%	1.63%
	2016		0.65%	3.20%	9.50	9.88	59,973,879	584,411,163	0.75%	3.14%	1.32%
	2015	5/18/15	0.65%	3.00%	9.43	9.58	24,692,694	235,159,439	-6.26%	-0.07%	2.32%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
	2018		0.65%	0.65%	10.76	10.76	2,892	31,124	-5.24%	-5.24%	1.73%
	2017		0.65%	0.65%	11.36	11.36	3,106	35,271	14.47%	14.47%	1.59%
	2016		0.65%	0.65%	9.92	9.92	3,375	33,484	3.40%	3.40%	1.18%
	2015	11/5/15	0.65%	0.65%	9.59	9.59	3,446	33,058	-1.90%	-1.90%	1.36%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2018		0.10%	3.20%	10.51	20.83	12,995,865	223,984,620	-8.16%	-5.27%	1.31%
	2017		0.10%	3.20%	14.33	22.15	10,582,715	198,666,969	16.10%	19.52%	1.45%
	2016		0.30%	3.20%	11.99	18.64	8,417,562	135,752,026	8.34%	11.52%	1.41%
	2015		0.30%	3.20%	13.56	16.80	7,371,010	107,974,953	-3.69%	-1.20%	1.45%
	2014		0.65%	3.20%	14.08	17.04	6,643,364	99,287,489	8.41%	11.21%	1.69%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2018		0.35%	1.95%	$11.61	$19.46	178,960	$2,428,702	-6.72%	-5.31%	2.29%
	2017		0.40%	1.90%	14.41	20.60	79,446	1,369,285	17.91%	19.69%	2.06%
	2016		0.40%	1.90%	12.04	17.24	37,903	615,616	10.03%	11.69%	1.63%
	2015		0.40%	1.90%	10.78	15.47	36,788	530,619	-2.19%	-0.71%	1.74%
	2014		0.40%	1.90%	14.89	15.61	31,272	451,338	10.10%	11.54%	2.01%
LVIP Vanguard International Equity ETF Fund - Service Class
	2018		0.10%	3.30%	8.85	12.11	14,952,968	157,874,235	-17.64%	-15.01%	2.21%
	2017		0.10%	3.25%	11.32	14.36	10,455,499	132,189,200	23.96%	27.61%	2.19%
	2016		0.30%	3.20%	9.14	11.32	7,548,952	75,748,351	0.20%	3.06%	2.05%
	2015		0.30%	3.20%	9.12	11.03	6,828,594	67,184,750	-6.24%	-3.81%	2.26%
	2014		0.65%	3.20%	9.72	11.49	5,333,936	55,028,501	-7.88%	-5.50%	2.05%
LVIP Vanguard International Equity ETF Fund - Standard Class
	2018		0.35%	1.95%	9.94	11.60	596,515	6,536,830	-16.31%	-15.05%	4.64%
	2017		0.40%	1.90%	11.92	13.68	119,058	1,536,477	25.89%	27.80%	2.80%
	2016		0.40%	1.90%	9.33	10.73	69,716	718,874	1.77%	3.30%	2.04%
	2015		0.40%	1.90%	9.03	10.40	67,448	685,549	-4.78%	-3.34%	3.30%
	2014		0.40%	1.90%	10.29	10.79	36,374	384,735	-6.44%	-5.21%	2.13%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2015		0.60%	3.20%	9.28	9.65	7,058,558	66,898,619	-7.60%	-5.36%	0.41%
	2014	5/23/14	0.60%	3.00%	10.04	10.19	1,133,185	11,470,979	-3.04%	8.82%	2.02%
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class
	2015	2/20/15	0.65%	0.90%	9.66	9.70	9,027	87,497	-8.13%	0.22%	0.85%
LVIP Wellington Capital Growth Fund - Service Class
	2018		0.10%	3.15%	13.03	26.92	14,720,807	322,412,105	-2.04%	1.00%	0.00%
	2017		0.10%	3.15%	16.10	27.42	15,188,254	337,775,924	31.33%	35.12%	0.00%
	2016		0.30%	3.15%	11.92	20.84	17,647,143	293,769,550	-3.24%	-0.45%	0.00%
	2015		0.30%	3.15%	14.01	21.49	18,605,082	313,479,427	5.77%	8.44%	0.00%
	2014		0.65%	3.15%	13.20	20.28	20,181,591	316,319,544	7.65%	10.37%	0.00%
LVIP Wellington Capital Growth Fund - Standard Class
	2018		0.35%	0.75%	13.09	16.35	58,383	769,085	0.95%	1.00%	0.00%
	2017	1/26/17	0.35%	0.40%	12.96	16.19	4,143	63,372	0.78%	29.13%	0.00%
LVIP Wellington Mid-Cap Value Fund - Service Class
	2018		0.10%	3.30%	9.75	21.22	6,681,109	88,479,157	-17.48%	-14.83%	0.45%
	2017		0.10%	3.45%	12.77	25.64	6,261,878	98,623,881	9.59%	12.81%	0.17%
	2016		0.30%	3.20%	11.32	23.34	6,051,525	85,409,064	9.23%	12.45%	0.25%
	2015		0.30%	3.20%	10.07	21.31	5,875,292	74,397,028	-4.85%	-2.05%	0.17%
	2014		0.30%	3.20%	11.81	22.35	10,536,038	137,001,352	4.62%	7.32%	0.14%
LVIP Wellington Mid-Cap Value Fund - Standard Class
	2018		0.35%	0.75%	10.26	10.93	41,829	444,568	-14.88%	-14.83%	0.92%
	2017		0.35%	0.40%	12.84	12.84	26,709	340,987	12.98%	12.98%	0.46%
	2016	1/19/16	0.40%	0.40%	11.37	11.37	22,294	253,400	27.63%	27.63%	0.56%
LVIP Western Asset Core Bond Fund - Service Class
	2018		0.10%	3.45%	9.55	10.09	11,674,621	115,067,385	-4.62%	-1.37%	4.67%
	2017	5/22/17	0.10%	3.45%	10.01	10.23	3,774,989	38,242,906	-0.77%	1.72%	2.93%
LVIP Western Asset Core Bond Fund - Standard Class
	2018		0.35%	1.85%	9.84	10.08	392,090	3,945,714	-2.85%	-1.38%	6.63%
	2017	6/5/17	0.35%	1.85%	10.13	10.23	60,907	622,101	0.26%	1.38%	2.61%
MFS® VIT Core Equity Series - Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
	2014		1.30%	2.65%	16.11	23.66	128,539	2,602,187	8.07%	9.54%	0.53%
MFS® VIT Growth Series - Initial Class
	2018		0.35%	2.35%	13.03	39.13	180,990	4,152,319	0.29%	2.31%	0.09%
	2017		0.35%	2.35%	15.59	38.94	141,818	3,738,538	28.37%	30.86%	0.10%
	2016		0.40%	2.35%	21.90	30.29	147,407	3,180,899	0.06%	1.02%	0.04%
	2015		1.40%	2.35%	21.68	30.21	152,724	3,321,139	5.06%	6.06%	0.16%
	2014		1.40%	2.35%	20.44	28.70	158,635	3,260,919	6.42%	7.43%	0.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Growth Series - Service Class
	2018		0.10%	3.45%	$12.97	$39.45	5,223,117	$128,031,063	-0.86%	2.31%	0.00%
	2017		0.10%	3.25%	13.41	39.24	4,374,619	106,010,925	26.95%	30.69%	0.00%
	2016		0.30%	3.20%	10.42	30.49	4,182,290	79,213,282	-0.79%	1.87%	0.00%
	2015		0.30%	2.95%	10.38	30.40	3,425,811	64,088,413	4.18%	6.61%	0.00%
	2014		0.65%	3.15%	9.85	28.86	2,896,838	50,741,615	5.31%	7.98%	0.00%
MFS® VIT Total Return Series - Initial Class
	2018		0.35%	2.35%	10.59	23.02	262,263	5,456,637	-7.81%	-5.94%	2.14%
	2017		0.35%	2.35%	20.44	24.73	278,559	6,619,317	9.68%	10.74%	2.22%
	2016		1.40%	2.35%	18.64	22.33	342,775	7,575,360	6.56%	7.57%	2.59%
	2015		1.40%	2.35%	17.49	20.76	368,176	7,565,445	-2.69%	-1.76%	2.55%
	2014		1.40%	2.35%	17.97	21.13	434,113	9,082,276	5.97%	6.99%	1.83%
MFS® VIT Total Return Series - Service Class
	2018		0.10%	3.30%	9.94	20.17	4,835,040	76,373,883	-8.93%	-5.96%	2.05%
	2017		0.10%	3.30%	10.87	21.72	3,994,646	69,526,462	8.44%	11.69%	2.38%
	2016		0.30%	3.25%	15.36	15.36	1,895,002	30,235,182	8.00%	8.00%	2.60%
	2015		0.75%	0.75%	14.23	14.23	332	4,724	-1.33%	-1.33%	0.83%
	2014	1/10/14	0.75%	1.95%	14.42	17.38	794	13,179	2.11%	7.29%	2.59%
MFS® VIT Utilities Series - Initial Class
	2018		0.35%	2.35%	11.11	48.14	170,062	6,113,663	-1.29%	0.71%	1.10%
	2017		0.35%	2.35%	11.04	48.67	193,421	7,089,885	12.17%	14.37%	4.24%
	2016		0.40%	2.35%	9.65	43.31	219,048	7,254,702	8.88%	11.03%	3.56%
	2015		0.40%	2.35%	8.69	39.69	252,468	7,611,161	-16.51%	-14.86%	4.09%
	2014		0.40%	2.35%	31.76	47.45	297,483	10,684,081	10.11%	11.17%	2.07%
MFS® VIT Utilities Series - Service Class
	2018		0.10%	3.20%	11.03	48.54	6,203,610	168,257,391	-2.36%	0.71%	0.84%
	2017		0.10%	3.20%	10.97	49.05	7,073,394	194,445,127	10.89%	14.15%	4.04%
	2016		0.30%	3.20%	9.61	43.64	7,967,828	195,373,173	7.73%	10.90%	3.37%
	2015		0.30%	3.20%	12.12	39.96	8,343,493	187,475,679	-17.44%	-15.31%	3.95%
	2014		0.65%	3.20%	14.69	47.76	8,596,870	233,370,004	8.92%	11.74%	1.91%
MFS® VIT II Core Equity Portfolio - Service Class
	2018		1.30%	2.65%	19.26	29.67	88,117	2,157,718	-6.58%	-5.31%	0.43%
	2017		1.30%	2.65%	20.58	31.33	95,676	2,491,102	21.26%	22.90%	0.71%
	2016		1.30%	2.65%	16.95	25.50	103,555	2,204,695	8.17%	9.63%	0.44%
	2015	3/27/15	1.30%	2.65%	15.65	23.26	118,784	2,350,101	-4.66%	-3.67%	0.29%
MFS® VIT II International Value Portfolio - Initial Class
	2018		0.35%	0.80%	11.03	12.29	80,775	926,219	-10.21%	-9.81%	0.78%
	2017		0.35%	0.80%	13.63	13.63	81,405	1,034,662	26.64%	26.64%	1.33%
	2016		0.40%	0.40%	10.76	10.76	30,083	323,804	3.63%	3.63%	1.44%
	2015		0.40%	0.40%	10.39	10.39	15,106	156,900	6.23%	6.23%	2.21%
	2014	12/26/14	0.40%	0.40%	9.78	9.78	7,060	69,032	-1.37%	-1.37%	0.00%
MFS® VIT II International Value Portfolio - Service Class
	2018		0.10%	1.65%	11.34	12.22	2,469,865	28,800,326	-11.20%	-9.81%	0.93%
	2017		0.10%	1.65%	12.91	13.56	2,344,915	30,758,862	24.74%	26.44%	1.39%
	2016		0.30%	1.65%	10.35	10.72	1,663,316	17,422,808	2.14%	3.53%	1.14%
	2015		0.30%	1.65%	10.13	10.36	1,036,935	10,588,129	4.58%	6.00%	2.28%
	2014	6/27/14	0.30%	1.65%	9.69	9.77	179,168	1,740,765	-4.68%	-0.41%	1.13%
Morgan Stanley VIF Global Infrastructure Portfolio - Class I
	2018		0.35%	0.75%	9.95	10.83	28,069	285,477	-8.54%	-8.17%	2.99%
	2017		0.35%	0.75%	11.80	11.80	26,362	292,297	12.51%	12.51%	2.31%
	2016		0.40%	0.40%	10.49	10.49	7,195	75,482	14.81%	14.81%	1.99%
	2015		0.40%	0.40%	9.14	9.14	4,879	44,586	-14.10%	-14.10%	1.79%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	4,651	49,489	-1.02%	-1.02%	0.00%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2018		0.10%	1.65%	10.11	10.76	632,681	6,497,211	-9.40%	-7.98%	2.81%
	2017		0.10%	1.65%	11.15	11.72	612,519	6,941,285	10.70%	12.21%	2.00%
	2016		0.30%	1.65%	10.08	10.44	580,374	5,916,784	13.09%	14.62%	1.92%
	2015		0.30%	1.65%	8.91	8.99	357,756	3,211,909	-15.30%	-14.83%	1.69%
	2014	6/30/14	1.10%	1.65%	10.52	10.56	152,233	1,606,202	-0.23%	1.01%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Morgan Stanley VIF Growth Portfolio - Class II
	2018		0.65%	2.55%	$24.56	$57.23	61,025	$2,702,955	4.60%	6.60%	0.00%
	2017		0.65%	2.55%	23.48	53.68	56,773	2,392,408	39.23%	41.89%	0.00%
	2016		0.65%	2.55%	21.51	37.83	51,141	1,581,220	-4.06%	-2.56%	0.00%
	2015		0.65%	2.30%	18.10	38.83	54,729	1,801,323	9.42%	11.24%	0.00%
	2014		0.65%	2.30%	19.90	34.90	59,632	1,743,735	3.68%	5.40%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2018		1.15%	3.15%	14.52	29.91	722,528	19,634,196	-17.90%	-16.25%	0.64%
	2017		1.15%	3.15%	17.61	35.80	842,037	27,545,955	13.12%	15.40%	0.81%
	2016		1.15%	3.15%	15.51	31.10	994,823	28,198,288	12.57%	14.84%	0.59%
	2015		1.15%	3.15%	13.72	27.17	1,170,110	29,139,938	-10.96%	-9.38%	0.74%
	2014		1.15%	2.90%	15.38	30.19	1,351,272	37,598,861	10.58%	12.54%	1.04%
Oppenheimer Global Fund/VA Service Shares
	2018		0.65%	2.20%	15.40	29.42	297,879	7,555,174	-15.28%	-13.95%	0.76%
	2017		0.65%	2.20%	18.15	34.20	304,884	9,047,815	33.36%	35.44%	0.73%
	2016		0.65%	2.20%	13.59	25.25	354,127	7,763,619	-2.33%	-0.80%	0.72%
	2015		0.65%	2.20%	13.89	25.45	360,739	7,985,822	1.42%	3.00%	1.06%
	2014		0.65%	2.20%	13.68	24.71	396,094	8,514,677	-0.17%	1.39%	0.86%
Oppenheimer International Growth Fund/VA Non-Service Shares
	2018		0.35%	0.80%	9.00	9.72	59,304	548,576	-20.06%	-19.70%	1.15%
	2017		0.35%	0.80%	11.26	11.42	123,723	1,458,185	25.29%	25.79%	1.02%
	2016		0.40%	0.80%	8.99	9.08	58,733	532,819	-2.90%	-2.51%	1.04%
	2015		0.40%	0.80%	9.26	9.32	59,618	554,988	2.61%	3.02%	1.19%
	2014	9/22/14	0.40%	0.80%	9.02	9.04	58,349	527,486	-3.86%	2.07%	0.00%
Oppenheimer International Growth Fund/VA Service Shares
	2018		0.10%	1.65%	8.58	10.10	1,423,208	12,469,156	-20.87%	-19.63%	0.60%
	2017		0.10%	1.65%	10.85	11.39	1,242,004	13,750,691	24.38%	26.07%	1.19%
	2016		0.30%	1.65%	8.72	9.04	964,138	8,511,287	-4.31%	-3.01%	0.77%
	2015		0.30%	1.65%	9.11	9.20	645,587	5,928,744	1.42%	1.99%	0.70%
	2014	6/30/14	1.10%	1.65%	8.98	9.02	133,741	1,204,995	-9.94%	-5.22%	0.00%
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares
	2018		0.35%	0.75%	11.07	12.45	51,206	620,961	-10.68%	-10.64%	0.28%
	2017		0.35%	0.40%	13.93	13.93	43,802	605,697	13.70%	13.70%	0.84%
	2016		0.40%	0.40%	12.25	12.25	39,236	480,830	17.58%	17.58%	0.49%
	2015	1/20/15	0.40%	0.40%	10.42	10.42	3,478	36,248	-2.86%	-2.86%	1.20%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
	2018		0.10%	1.65%	11.54	12.36	949,678	11,092,256	-12.00%	-10.63%	0.06%
	2017		0.10%	1.65%	13.19	13.86	793,691	10,623,910	12.05%	13.57%	0.62%
	2016		0.30%	1.65%	11.77	12.20	676,356	8,052,027	15.75%	17.32%	0.23%
	2015		0.30%	1.65%	10.17	10.26	438,963	4,495,929	-7.63%	-7.12%	0.68%
	2014	6/27/14	1.10%	1.65%	11.01	11.05	78,643	868,036	6.41%	11.95%	0.00%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2018		0.10%	1.65%	8.92	10.25	377,006	3,441,497	-8.22%	-6.79%	3.39%
	2017		0.10%	1.65%	9.72	9.91	319,974	3,168,388	9.16%	9.76%	5.59%
	2016		0.30%	1.65%	8.94	9.03	190,951	1,712,857	11.86%	12.31%	2.97%
	2015		1.10%	1.50%	7.99	8.04	111,256	891,058	-13.71%	-13.36%	2.96%
	2014	7/10/14	1.10%	1.65%	9.25	9.28	80,259	744,225	-8.62%	-6.62%	6.83%
PIMCO VIT All Asset All Authority Portfolio - Institutional Class
	2018		0.35%	0.80%	9.39	9.56	11,830	113,632	-7.08%	-6.71%	3.39%
	2017		0.40%	0.80%	10.11	10.25	11,085	113,443	10.34%	10.78%	5.36%
	2016		0.40%	0.80%	9.16	9.25	10,628	98,215	12.88%	13.33%	3.20%
	2015		0.40%	0.80%	8.17	8.17	23,948	195,479	-12.52%	-12.52%	3.50%
	2014	9/15/14	0.40%	0.40%	9.33	9.33	10,366	96,766	-6.31%	-6.31%	7.83%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2018		0.30%	2.75%	5.47	7.43	1,481,154	10,169,013	-16.53%	-14.46%	1.97%
	2017		0.30%	2.75%	6.40	8.72	1,540,717	12,482,715	-0.72%	1.74%	10.86%
	2016		0.30%	2.75%	7.18	8.60	1,603,051	12,900,874	11.76%	14.13%	0.93%
	2015		0.65%	2.75%	6.32	7.54	1,365,622	9,729,125	-27.68%	-26.14%	4.22%
	2014		0.65%	2.80%	8.67	10.20	1,160,090	11,263,973	-20.83%	-19.15%	0.27%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class
	2018		0.40%	0.40%	$5.51	$5.51	3,879	$21,362	-14.39%	-14.39%	2.12%
	2017		0.40%	0.40%	6.43	6.43	5,141	33,086	1.99%	1.99%	11.28%
	2016		0.40%	0.40%	6.31	6.31	4,810	30,337	14.76%	14.76%	1.15%
	2015		0.40%	0.40%	5.50	5.50	5,175	28,443	-25.88%	-25.88%	1.79%
	2014	9/12/14	0.40%	0.40%	7.41	7.41	556	4,126	-16.96%	-16.96%	0.28%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
	2018		0.30%	1.65%	10.17	10.83	436,615	4,523,447	-0.73%	0.62%	2.77%
	2017		0.30%	1.65%	10.25	10.77	375,455	3,900,628	3.19%	4.59%	1.62%
	2016		0.30%	1.65%	9.93	10.08	351,061	3,522,085	2.92%	3.49%	1.51%
	2015		1.10%	1.65%	9.65	9.74	273,509	2,656,937	-3.39%	-2.86%	4.55%
	2014	7/18/14	0.30%	1.65%	9.99	10.08	55,732	558,170	-0.62%	0.23%	0.62%
PIMCO VIT Dynamic Bond Portfolio - Institutional Class
	2018		0.40%	0.40%	10.91	10.91	3,983	43,435	0.77%	0.77%	3.00%
	2017		0.40%	0.40%	10.82	10.82	3,798	41,114	4.75%	4.75%	1.87%
	2016		0.40%	0.40%	10.33	10.33	3,225	33,325	4.48%	4.48%	1.70%
	2015	1/9/15	0.40%	0.40%	9.89	9.89	2,234	22,095	-1.86%	-1.86%	4.23%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2018		0.30%	1.65%	10.31	10.97	298,988	3,149,906	-6.38%	-5.13%	4.03%
	2017		0.30%	1.65%	11.01	11.57	321,804	3,604,773	7.99%	9.46%	4.97%
	2016		0.30%	1.65%	10.20	10.35	285,943	2,951,008	11.38%	11.99%	4.71%
	2015		1.10%	1.65%	9.16	9.24	155,282	1,432,749	-3.94%	-3.41%	5.26%
	2014	7/8/14	1.10%	1.65%	9.53	9.56	87,196	833,472	-7.47%	-5.25%	2.55%
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
	2018		0.40%	0.40%	11.05	11.05	3,906	43,169	-4.99%	-4.99%	4.29%
	2017		0.40%	0.40%	11.63	11.63	2,762	32,120	9.62%	9.62%	5.24%
	2016		0.40%	0.40%	10.61	10.61	2,220	23,565	13.06%	13.06%	5.06%
	2015	5/11/15	0.40%	0.40%	9.39	9.39	697	6,547	-6.68%	-6.68%	3.63%
Putnam VT Equity Income Fund - Class IB
	2018		1.40%	2.45%	18.42	22.41	54,959	1,087,043	-10.70%	-9.76%	0.67%
	2017	5/12/17	1.40%	2.45%	20.53	24.84	55,697	1,218,866	11.45%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IA
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.99%
	2017	7/17/17	0.50%	0.50%	11.78	11.78	20,106	236,862	5.67%	5.67%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2018		0.10%	3.00%	10.75	11.37	2,303,515	25,463,065	-5.91%	-3.43%	0.56%
	2017	1/12/17	0.30%	2.90%	11.43	11.77	1,224,855	14,206,850	0.60%	11.84%	0.65%
Putnam VT Global Health Care Fund - Class IA
	2018		0.35%	0.75%	10.20	10.58	22,014	231,406	-0.69%	-0.64%	0.95%
	2017		0.35%	0.40%	10.27	10.27	12,688	132,917	15.14%	15.14%	0.20%
	2016		0.40%	0.40%	8.92	8.92	2,153	19,211	-11.50%	-11.50%	0.00%
	2015	8/20/15	0.40%	0.40%	10.08	10.08	1,939	19,563	-3.44%	-3.44%	0.00%
Putnam VT Global Health Care Fund - Class IB
	2018		0.10%	2.65%	9.79	28.74	1,046,171	14,596,056	-3.00%	-0.69%	1.04%
	2017		0.10%	2.45%	9.97	29.29	1,009,021	13,542,660	12.79%	14.95%	0.51%
	2016		0.30%	2.20%	8.76	25.73	643,384	8,166,716	-13.28%	-11.62%	0.00%
	2015		0.30%	2.20%	23.67	29.41	610,533	9,761,142	5.44%	6.39%	0.00%
	2014		1.30%	2.65%	22.39	27.64	280,068	6,660,175	24.31%	25.99%	0.27%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.06%
	2016		1.40%	2.45%	17.59	21.62	65,333	1,220,820	12.35%	13.42%	1.61%
	2015		1.30%	2.35%	15.59	19.24	74,485	1,229,146	-9.68%	-8.73%	1.90%
	2014		1.30%	2.35%	14.04	21.30	96,045	1,738,887	8.16%	9.30%	1.33%
Putnam VT Income Fund - Class IA
	2018	6/7/18	0.35%	0.35%	10.37	10.37	3,809	39,502	0.36%	0.36%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Putnam VT Income Fund - Class IB
	2018		0.10%	1.65%	$9.82	$10.41	670,350	$6,686,164	-1.44%	0.10%	2.87%
	2017		0.10%	1.65%	9.96	10.32	609,805	6,139,023	3.87%	5.28%	3.64%
	2016		0.30%	1.65%	9.59	9.81	417,684	4,034,433	0.33%	1.69%	3.38%
	2015	6/23/15	0.30%	1.65%	9.56	9.64	214,052	2,051,661	-2.97%	-1.13%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IA
	2018		0.35%	0.35%	9.88	9.88	129	1,277	-7.82%	-7.82%	0.67%
	2017	7/24/17	0.35%	0.35%	10.72	10.72	129	1,385	3.01%	3.01%	0.00%
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.39%
	2015	9/30/15	0.40%	0.40%	10.22	10.22	943	9,644	-0.20%	-0.20%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IB
	2018		0.10%	1.65%	9.41	9.90	293,939	2,827,027	-9.35%	-7.93%	0.37%
	2017		0.10%	1.65%	10.38	10.59	276,983	2,925,608	5.23%	5.81%	0.00%
	2016		0.30%	1.65%	9.87	10.01	218,153	2,177,917	-0.95%	-0.40%	3.21%
	2015		1.10%	1.65%	9.99	10.05	239,428	2,402,565	-2.02%	-1.63%	0.05%
	2014	7/17/14	1.10%	1.50%	10.19	10.22	80,141	818,364	1.70%	2.31%	0.00%
QS Variable Conservative Growth - Class II
	2018		0.30%	2.85%	9.87	10.26	403,054	4,053,245	-7.05%	-4.84%	4.14%
	2017	6/26/17	0.30%	2.65%	10.62	10.78	90,766	970,818	2.28%	5.70%	5.25%
Rational Trend Aggregation VA Fund
	2018		1.10%	2.20%	12.01	13.07	83,726	1,075,379	-6.65%	-5.61%	3.86%
	2017		1.10%	2.20%	12.87	13.84	92,981	1,268,081	-3.73%	-2.68%	3.36%
	2016		1.10%	2.20%	13.37	14.22	98,442	1,382,651	4.64%	5.80%	4.43%
	2015		1.10%	2.20%	12.77	13.44	89,058	1,182,870	-5.17%	-4.11%	4.15%
	2014		1.10%	2.20%	13.47	14.02	100,138	1,389,923	7.76%	8.95%	5.21%
SEI VP Market Growth Strategy Fund - Class II
	2018	4/13/18	0.75%	0.75%	10.37	10.37	188,413	1,953,696	-7.82%	-7.82%	2.03%
SEI VP Market Growth Strategy Fund - Class III
	2018		0.95%	1.65%	10.15	10.41	241,896	2,442,821	-9.59%	-9.09%	1.96%
	2017		1.10%	1.65%	11.22	11.45	233,687	2,647,538	11.90%	12.52%	1.58%
	2016		1.10%	1.65%	10.03	10.17	174,241	1,759,951	5.68%	6.26%	3.15%
	2015		1.10%	1.65%	9.55	9.58	83,604	797,918	-4.87%	-4.72%	1.43%
	2014	7/16/14	1.10%	1.25%	10.04	10.05	25,852	259,802	-1.91%	-0.84%	5.61%
SEI VP Market Plus Strategy Fund - Class III
	2018		0.10%	1.50%	10.51	11.11	182,935	1,953,046	-11.62%	-10.55%	1.99%
	2017		0.30%	1.50%	11.89	12.42	170,795	2,054,693	16.59%	18.00%	1.42%
	2016		0.30%	1.50%	10.20	10.53	173,755	1,786,887	6.55%	7.83%	1.86%
	2015		0.30%	1.50%	9.61	9.76	150,117	1,444,007	-5.02%	-4.11%	0.96%
	2014	7/2/14	0.30%	1.25%	10.12	10.18	109,455	1,107,606	-2.30%	3.98%	8.11%
Templeton Foreign VIP Fund - Class 1
	2018		0.35%	0.40%	8.55	8.55	4,742	43,259	-15.61%	-15.61%	3.58%
	2017		0.40%	0.40%	10.13	10.13	2,938	29,745	16.55%	16.55%	3.01%
	2016		0.40%	0.40%	8.69	8.69	2,393	20,789	7.06%	7.06%	1.98%
	2015		0.40%	0.40%	8.11	8.11	2,372	19,246	-6.68%	-6.68%	3.42%
	2014	9/25/14	0.40%	0.40%	8.70	8.70	2,307	20,057	-9.49%	-9.49%	0.00%
Templeton Foreign VIP Fund - Class 4
	2018		0.10%	1.65%	7.94	10.13	386,695	3,167,816	-16.92%	-15.62%	2.42%
	2017		0.10%	1.65%	9.55	10.04	321,266	3,135,779	14.71%	16.27%	1.72%
	2016		0.30%	1.65%	8.33	8.63	306,726	2,583,212	5.34%	6.77%	1.50%
	2015		0.30%	1.65%	7.93	8.08	198,634	1,582,413	-8.04%	-6.93%	2.88%
	2014	7/11/14	0.30%	1.50%	8.62	8.69	81,880	707,406	-13.21%	-4.86%	0.00%
Templeton Global Bond VIP Fund - Class 1
	2018		0.35%	0.80%	9.97	10.80	402,771	4,227,873	1.41%	1.86%	0.00%
	2017		0.35%	0.80%	9.84	9.98	233,204	2,376,982	1.34%	1.75%	0.00%
	2016		0.40%	0.80%	9.70	9.81	157,097	1,539,327	2.38%	2.80%	0.00%
	2015		0.40%	0.80%	9.54	9.54	163,072	1,555,040	-4.48%	-4.48%	7.78%
	2014	9/15/14	0.40%	0.40%	9.99	9.99	96,642	965,253	-1.71%	-1.71%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Templeton Global Bond VIP Fund - Class 2
	2018		0.60%	3.15%	$9.44	$18.43	17,380,143	$297,732,864	-1.22%	1.33%	0.00%
	2017		0.60%	3.15%	9.55	18.23	19,516,962	333,882,359	-1.24%	1.32%	0.00%
	2016		0.60%	3.15%	9.54	18.11	20,761,360	354,728,144	-0.25%	2.32%	0.00%
	2015		0.60%	3.15%	9.43	17.81	23,440,742	396,170,672	-7.27%	-4.88%	7.86%
	2014		0.60%	3.15%	10.46	18.85	25,988,750	467,006,812	-1.33%	1.17%	5.08%
Templeton Global Bond VIP Fund - Class 4
	2018		0.10%	1.65%	9.43	10.67	2,967,184	28,763,421	0.23%	1.79%	0.00%
	2017		0.10%	1.65%	9.41	9.89	2,739,153	26,207,074	0.10%	1.46%	0.00%
	2016		0.30%	1.65%	9.40	9.74	1,888,622	17,954,067	1.19%	2.56%	0.00%
	2015		0.30%	1.65%	9.29	9.50	1,375,882	12,874,602	-5.96%	-4.68%	7.03%
	2014	6/30/14	0.30%	1.65%	9.88	9.97	398,338	3,945,389	-2.52%	-1.89%	0.00%
Templeton Growth VIP Fund - Class 2
	2018		1.10%	3.05%	9.78	19.80	1,333,167	21,850,180	-17.41%	-15.78%	1.98%
	2017		1.10%	3.05%	11.81	23.58	1,534,741	30,053,571	14.94%	17.20%	1.63%
	2016		1.10%	3.05%	11.67	20.27	1,761,584	29,587,438	6.49%	8.42%	1.88%
	2015		1.10%	2.90%	10.95	18.83	1,979,364	30,914,559	-9.16%	-7.51%	2.62%
	2014		1.10%	2.90%	12.05	20.52	2,321,118	39,440,270	-5.60%	-3.88%	1.35%
Transparent Value Directional Allocation VI Portfolio - Class I
	2015		0.40%	0.40%	9.67	9.67	3,434	33,213	-2.95%	-2.95%	0.00%
	2014	7/25/14	0.40%	0.40%	9.96	9.96	3,511	34,995	-3.23%	-3.23%	0.00%
Transparent Value Directional Allocation VI Portfolio - Class II
	2015		1.10%	1.65%	9.48	9.54	813,132	7,738,723	-4.21%	-3.82%	0.00%
	2014	7/11/14	1.10%	1.50%	9.89	9.92	1,117,078	11,078,510	-3.44%	6.83%	0.00%
VanEck VIP Global Hard Assets Fund - Class S Shares
	2018		0.30%	1.65%	4.69	5.00	522,002	2,509,607	-29.59%	-28.64%	0.00%
	2017		0.30%	1.65%	6.66	7.00	532,159	3,604,212	-3.58%	-2.27%	0.00%
	2016		0.30%	1.65%	6.91	7.16	433,003	3,035,987	41.07%	42.98%	0.26%
	2015		0.30%	1.65%	4.90	5.01	251,082	1,241,231	-34.72%	-33.82%	0.02%
	2014	7/10/14	0.30%	1.65%	7.50	7.57	81,965	616,806	-28.81%	-22.40%	0.00%
VanEck VIP Global Hard Assets Fund - Initial Class Shares
	2018		0.35%	0.40%	5.03	7.41	53,325	298,218	-28.56%	-28.53%	0.00%
	2017		0.35%	0.40%	7.04	7.04	49,305	383,603	-2.09%	-2.09%	0.00%
	2016		0.40%	0.40%	7.19	7.19	41,596	299,092	43.14%	43.14%	0.36%
	2015		0.40%	0.40%	5.02	5.02	45,049	226,309	-33.71%	-33.71%	0.02%
	2014	7/24/14	0.40%	0.80%	7.56	7.58	25,206	191,019	-29.20%	-24.78%	0.00%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2018		0.10%	1.65%	10.17	10.82	1,359,597	14,052,231	-4.26%	-2.76%	4.19%
	2017		0.10%	1.65%	10.62	11.15	1,255,777	13,511,991	4.98%	6.40%	4.53%
	2016		0.30%	1.65%	10.11	10.48	1,016,832	10,380,554	7.50%	8.96%	4.56%
	2015		0.30%	1.65%	9.41	9.49	666,746	6,310,592	-2.87%	-2.34%	5.90%
	2014	7/2/14	1.10%	1.65%	9.69	9.72	138,168	1,341,749	-4.16%	-3.20%	6.12%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
	2018		0.35%	0.75%	10.31	10.89	52,358	545,415	-3.24%	-2.85%	3.05%
	2017		0.35%	0.75%	11.22	11.22	111,639	1,213,760	6.57%	6.57%	6.18%
	2016		0.40%	0.40%	10.52	10.52	1,263	13,293	9.15%	9.15%	4.41%
	2015	6/25/15	0.40%	0.40%	9.64	9.64	1,263	12,189	-3.61%	-3.61%	2.92%
Virtus Rampart Equity Trend Series - Class A Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2017		1.10%	1.65%	10.09	10.30	141,275	1,445,650	18.47%	19.12%	0.00%
	2016		1.10%	1.65%	8.52	8.64	138,067	1,188,526	-2.59%	-2.05%	0.00%
	2015		1.10%	1.65%	8.75	8.83	381,314	3,361,190	-10.81%	-10.32%	0.00%
	2014	7/15/14	0.30%	1.65%	9.81	9.89	267,587	2,631,015	-4.62%	2.50%	0.00%
Virtus Rampart Equity Trend Series - Class I Shares
	2017	4/4/17	0.40%	0.40%	10.66	10.66	5	51	14.72%	14.72%	0.00%
	2014	9/22/14	0.40%	0.40%	9.89	9.89	14,402	142,489	-3.90%	-3.90%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2018:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$5,627,655	$6,489,333
AB VPS Growth and Income Portfolio - Class B	104,553	105,124
AB VPS International Value Portfolio - Class B	13	41
AB VPS Large Cap Growth Portfolio - Class B	1,585,999	2,518,003
AB VPS Small/Mid Cap Value Portfolio - Class A	390,708	75,908
AB VPS Small/Mid Cap Value Portfolio - Class B	32,202,494	23,821,236
ALPS/Alerian Energy Infrastructure Portfolio - Class I	63,057	182,957
ALPS/Alerian Energy Infrastructure Portfolio - Class III	716,064	998,065
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	116,999	30,025
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	4,344,209	1,412,866
ALPS/Stadion Core ETF Portfolio - Class I	323,119	71,332
ALPS/Stadion Core ETF Portfolio - Class III	6,692,165	1,537,628
ALPS/Stadion Tactical Growth Portfolio - Class III	1,095,602	935,011
American Century VP Balanced Fund - Class I	180,513	27,348
American Century VP Balanced Fund - Class II	32,170,228	9,681,390
American Century VP Inflation Protection Fund - Class II	17,252	18,810
American Century VP Large Company Value Fund - Class I	1,070,917	254,627
American Century VP Large Company Value Fund - Class II	13,165,210	764,746
American Funds Asset Allocation Fund - Class 1	3,037,007	2,827,584
American Funds Asset Allocation Fund - Class 1A	4,199,116	676,987
American Funds Asset Allocation Fund - Class 4	51,175,490	23,984,657
American Funds Blue Chip Income and Growth Fund - Class 1	571,551	738,666
American Funds Blue Chip Income and Growth Fund - Class 1A	3,210,238	105,896
American Funds Blue Chip Income and Growth Fund - Class 4	11,210,879	3,147,227
American Funds Bond Fund - Class 1	863,943	615,941
American Funds Bond Fund - Class 1A	2,887,465	670,677
American Funds Capital Income Builder® - Class 1	264,796	140,377
American Funds Capital Income Builder® - Class 1A	2,708,431	324,676
American Funds Capital Income Builder® - Class 4	10,125,544	3,090,573

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds Global Balanced Fund - Class 1	$15,913	$6,780
American Funds Global Balanced Fund - Class 1A	2,222,149	291,799
American Funds Global Bond Fund - Class 1	470,808	338,506
American Funds Global Bond Fund - Class 1A	584,218	241,376
American Funds Global Growth and Income Fund - Class 1	201,735	47,078
American Funds Global Growth and Income Fund - Class 1A	1,030,384	39,611
American Funds Global Growth Fund - Class 1	315,269	244,532
American Funds Global Growth Fund - Class 1A	4,808,246	1,280,269
American Funds Global Growth Fund - Class 2	28,674,606	36,137,230
American Funds Global Growth Fund - Class 4	19,219,308	4,195,312
American Funds Global Small Capitalization Fund - Class 1	173,009	167,716
American Funds Global Small Capitalization Fund - Class 1A	333,382	110,453
American Funds Global Small Capitalization Fund - Class 2	27,175,269	50,865,411
American Funds Global Small Capitalization Fund - Class 4	6,444,291	1,764,741
American Funds Growth Fund - Class 1	2,880,212	2,916,261
American Funds Growth Fund - Class 1A	8,856,185	524,640
American Funds Growth Fund - Class 2	155,830,745	246,907,565
American Funds Growth Fund - Class 4	41,613,528	7,493,883
American Funds Growth-Income Fund - Class 1	1,402,279	1,476,229
American Funds Growth-Income Fund - Class 1A	6,275,614	933,525
American Funds Growth-Income Fund - Class 2	159,069,021	282,550,349
American Funds Growth-Income Fund - Class 4	38,775,129	4,863,161
American Funds High-Income Bond Fund - Class 1	223,879	140,970
American Funds High-Income Bond Fund - Class 1A	660,713	364,740
American Funds International Fund - Class 1	1,120,850	663,203
American Funds International Fund - Class 1A	4,582,223	269,680
American Funds International Fund - Class 2	55,611,674	67,093,982
American Funds International Fund - Class 4	17,351,941	3,570,809
American Funds International Growth and Income Fund - Class 1	555,338	372,043
American Funds International Growth and Income Fund - Class 1A	286,107	453,006
American Funds Managed Risk Asset Allocation Fund - Class P1	906,324	84,590
American Funds Managed Risk Asset Allocation Fund - Class P2	31,922,763	5,906,622
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	370,983	42,578
American Funds Managed Risk Growth Fund - Class P1	772,622	373,947
American Funds Managed Risk Growth-Income Fund - Class P1	31,106	10,788
American Funds Managed Risk International Fund - Class P1	326,918	43,900
American Funds Mortgage Fund - Class 1	224,629	74,602
American Funds Mortgage Fund - Class 1A	746,048	110,493
American Funds Mortgage Fund - Class 4	1,302,434	996,658
American Funds New World Fund® - Class 1	782,900	273,200
American Funds New World Fund® - Class 1A	1,765,101	370,130
American Funds New World Fund® - Class 4	9,021,992	2,431,433
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	297,581	312,375
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,415,768	213,180
BlackRock Global Allocation V.I. Fund - Class I	2,400,218	3,428,927
BlackRock Global Allocation V.I. Fund - Class III	67,236,062	117,745,215
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	177,405	195,798
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	377,523	4,916,862
ClearBridge Variable Aggressive Growth Portfolio - Class I	23,913	8,653
ClearBridge Variable Aggressive Growth Portfolio - Class II	3,182,774	2,095,437
ClearBridge Variable Large Cap Growth Portfolio - Class I	1,433,572	76,730
ClearBridge Variable Large Cap Growth Portfolio - Class II	54,701,791	2,964,844
ClearBridge Variable Mid Cap Portfolio - Class I	84,530	42,743
ClearBridge Variable Mid Cap Portfolio - Class II	8,844,525	2,554,977
Columbia VP Commodity Strategy Fund - Class 1	90,675	29,094
Columbia VP Commodity Strategy Fund - Class 2	405,782	55,862
Columbia VP Emerging Markets Bond Fund - Class 1	313,912	248,744
Columbia VP Emerging Markets Bond Fund - Class 2	1,068,521	224,222
Columbia VP Strategic Income Fund - Class 1	821,483	29,047
Columbia VP Strategic Income Fund - Class 2	2,689,329	1,151,912
Delaware VIP® Diversified Income Series - Service Class	149,505,673	178,584,749

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Delaware VIP® Diversified Income Series - Standard Class	$6,560,702	$1,366,233
Delaware VIP® Emerging Markets Series - Service Class	40,531,470	31,628,715
Delaware VIP® Emerging Markets Series - Standard Class	280,571	122,817
Delaware VIP® High Yield Series - Service Class	23,490,650	38,329,605
Delaware VIP® High Yield Series - Standard Class	202,268	583,323
Delaware VIP® International Value Equity Series - Standard Class	2,562	34,624
Delaware VIP® Limited-Term Diversified Income Series - Service Class	58,091,125	120,629,740
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	923,067	278,072
Delaware VIP® REIT Series - Service Class	14,769,334	26,349,080
Delaware VIP® REIT Series - Standard Class	699,487	462,460
Delaware VIP® Small Cap Value Series - Service Class	66,667,293	26,744,990
Delaware VIP® Small Cap Value Series - Standard Class	2,025,798	850,949
Delaware VIP® Smid Cap Core Series - Service Class	69,397,770	22,655,348
Delaware VIP® Smid Cap Core Series - Standard Class	2,528,594	834,336
Delaware VIP® U.S. Growth Series - Service Class	46,190,239	48,754,109
Delaware VIP® U.S. Growth Series - Standard Class	129,262	68,706
Delaware VIP® Value Series - Service Class	51,054,121	41,438,926
Delaware VIP® Value Series - Standard Class	1,739,321	1,142,263
DWS Alternative Asset Allocation VIP Portfolio - Class A	393,915	62,723
DWS Alternative Asset Allocation VIP Portfolio - Class B	5,312,033	8,753,325
DWS Equity 500 Index VIP Portfolio - Class A	1,013,511	973,549
DWS Small Cap Index VIP Portfolio - Class A	523,604	917,805
Eaton Vance VT Floating-Rate Income Fund - ADV Class	2,598,182	2,142,413
Eaton Vance VT Floating-Rate Income Fund - Initial Class	17,032,309	9,713,339
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,147,880	250,930
Fidelity® VIP Contrafund® Portfolio - Service Class 2	146,947,333	107,808,040
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	1,792,636	1,218,332
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	9,520,054	976,581
Fidelity® VIP Growth Portfolio - Initial Class	1,936,925	1,169,407
Fidelity® VIP Growth Portfolio - Service Class 2	48,603,710	31,918,308
Fidelity® VIP Mid Cap Portfolio - Initial Class	352,776	281,640
Fidelity® VIP Mid Cap Portfolio - Service Class 2	86,052,480	55,986,206
Fidelity® VIP Strategic Income Portfolio - Initial Class	1,622,101	433,955
Fidelity® VIP Strategic Income Portfolio - Service Class 2	6,469,024	2,927,304
First Trust Dorsey Wright Tactical Core Portfolio - Class I	5,526,829	1,205,648
First Trust Dorsey Wright Tactical Core Portfolio - Class II	34,230	241
First Trust Multi Income Allocation Portfolio - Class I	1,861,785	1,112,977
First Trust Multi Income Allocation Portfolio - Class II	40,949	48,121
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	59,298,753	6,576,447
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	33,915	165,479
Franklin Founding Funds Allocation VIP Fund - Class 1	43,494	126
Franklin Founding Funds Allocation VIP Fund - Class 4	1,624,790	1,490,656
Franklin Income VIP Fund - Class 1	66,842	2,904
Franklin Income VIP Fund - Class 2	33,280,908	82,472,460
Franklin Income VIP Fund - Class 4	29,228,136	3,818,008
Franklin Mutual Shares VIP Fund - Class 1	93,340	274,046
Franklin Mutual Shares VIP Fund - Class 2	48,326,682	87,907,903
Franklin Mutual Shares VIP Fund - Class 4	11,928,778	1,530,165
Franklin Rising Dividends VIP Fund - Class 1	199,622	213,887
Franklin Rising Dividends VIP Fund - Class 4	5,831,590	4,109,312
Franklin Small Cap Value VIP Fund - Class 1	159,360	279,358
Franklin Small Cap Value VIP Fund - Class 4	2,382,426	1,233,030
Franklin Small-Mid Cap Growth VIP Fund - Class 1	283,876	50,466
Franklin Small-Mid Cap Growth VIP Fund - Class 4	2,352,169	1,335,587
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	577,021	399,724
Goldman Sachs VIT Government Money Market Fund - Service Shares	8,238,496	20,044,212
Goldman Sachs VIT Large Cap Value Fund - Service Shares	11,828,017	18,619,526
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	519,156	603,980
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	262,085	151,586
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	250,706	5,137,207
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	234,885	255,673

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Guggenheim VT Long Short Equity	$1,323,148	$1,202,015
Guggenheim VT Multi-Hedge Strategies	734,045	485,434
Hartford Capital Appreciation HLS Fund - Class IA	7,296	38,494
Hartford Capital Appreciation HLS Fund - Class IC	3,013,128	2,103,883
Invesco V.I. American Franchise Fund - Series I Shares	386,328	773,335
Invesco V.I. American Franchise Fund - Series II Shares	94,903	112,979
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	181,313	146,863
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	2,320,608	2,224,506
Invesco V.I. Comstock Fund - Series I Shares	67,524	2,398
Invesco V.I. Comstock Fund - Series II Shares	3,368,403	782,979
Invesco V.I. Core Equity Fund - Series I Shares	686,037	1,034,749
Invesco V.I. Core Equity Fund - Series II Shares	97,929	168,888
Invesco V.I. Diversified Dividend Fund - Series I Shares	457,892	113,665
Invesco V.I. Diversified Dividend Fund - Series II Shares	3,540,904	3,550,017
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	1,338,300	524,006
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	55,049,555	6,267,448
Invesco V.I. Equity and Income Fund - Series I Shares	2,938	2,329
Invesco V.I. Equity and Income Fund - Series II Shares	2,224,701	2,064,288
Invesco V.I. International Growth Fund - Series I Shares	451,131	484,312
Invesco V.I. International Growth Fund - Series II Shares	17,641,046	3,896,705
Ivy VIP Asset Strategy Portfolio - Class I	9,061	37
Ivy VIP Asset Strategy Portfolio - Class II	1,057,525	1,299,678
Ivy VIP Energy Portfolio - Class I	6,039	49
Ivy VIP Energy Portfolio - Class II	4,847,568	3,417,753
Ivy VIP High Income Portfolio - Class I	806,215	74,710
Ivy VIP High Income Portfolio - Class II	6,046,803	3,935,351
Ivy VIP Micro Cap Growth Portfolio - Class I	52,347	169,228
Ivy VIP Micro Cap Growth Portfolio - Class II	3,376,904	7,751,261
Ivy VIP Mid Cap Growth Portfolio - Class I	2,171,298	191,236
Ivy VIP Mid Cap Growth Portfolio - Class II	5,202,893	2,463,745
Ivy VIP Science and Technology Portfolio - Class I	229,658	12,012
Ivy VIP Science and Technology Portfolio - Class II	8,856,266	2,039,548
Ivy VIP Small Cap Growth Portfolio - Class I	184,321	800
Ivy VIP Small Cap Growth Portfolio - Class II	6,886,549	937,977
Janus Henderson Balanced Portfolio - Service Shares	1,506,519	2,362,728
Janus Henderson Enterprise Portfolio - Service Shares	1,267,343	1,750,149
Janus Henderson Global Research Portfolio - Service Shares	80,262	82,752
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	1,456,896	369,475
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	36,816,867	4,391,412
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	2,068,735	1,898,765
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	98	1,927
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	1,568,356	399,587
Lincoln iShares® Global Growth Allocation Fund - Standard Class	336,007	326,063
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	417,060	195,836
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	9,401,699	2,404,296
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	8,868,081	1,957,084
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	2,510,452	1,666,066
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	20,411,888	9,948,335
LVIP American Balanced Allocation Fund - Service Class	13,495,239	10,796,175
LVIP American Balanced Allocation Fund - Standard Class	3,165,772	2,785,275
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	78,492,270	15,300,620
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	7,429,850	2,643,205
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	16,780	293,051
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	11,589,971	5,918,938
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	13,604	11,472
LVIP American Global Growth Fund - Service Class II	63,772,431	8,574,696
LVIP American Global Small Capitalization Fund - Service Class II	6,291,795	8,504,586
LVIP American Growth Allocation Fund - Service Class	10,826,309	2,421,599
LVIP American Growth Allocation Fund - Standard Class	527,998	101,668
LVIP American Growth Fund - Service Class II	174,147,460	21,109,732
LVIP American Growth-Income Fund - Service Class II	164,547,005	14,473,381

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP American Income Allocation Fund - Standard Class	$5,990	$7,194
LVIP American International Fund - Service Class II	56,372,354	9,231,636
LVIP American Preservation Fund - Service Class	2,161,052	1,532,894
LVIP American Preservation Fund - Standard Class	79,385	18,928
LVIP Baron Growth Opportunities Fund - Service Class	38,614,195	17,980,978
LVIP Baron Growth Opportunities Fund - Standard Class	211,681	233,842
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	86,343,405	52,526,369
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	312,917	569,178
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	28,029,631	86,684,426
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	1,561	13,051
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	133,164,272	9,367,346
LVIP BlackRock Inflation Protected Bond Fund - Service Class	70,074,598	84,566,232
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	2,417,165	322,912
LVIP BlackRock Multi-Asset Income Fund - Service Class	2,441,495	10,169,967
LVIP BlackRock Multi-Asset Income Fund - Standard Class	141,725	355,433
LVIP BlackRock Scientific Allocation Fund - Service Class	4,945,358	632,445
LVIP BlackRock Scientific Allocation Fund - Standard Class	25,284	771
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	86,450,300	8,283,886
LVIP Blended Core Equity Managed Volatility Fund - Service Class	55,377,359	19,642,874
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	5,782	15,495
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	219,531,379	14,478,107
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	434,265	430,790
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	77,092,348	28,119,799
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	195	1,989
LVIP Clarion Global Real Estate Fund - Service Class	7,314,894	12,145,888
LVIP Clarion Global Real Estate Fund - Standard Class	888,029	247,005
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	43,820,330	5,590,420
LVIP Delaware Bond Fund - Service Class	375,099,891	196,690,104
LVIP Delaware Bond Fund - Standard Class	4,185,052	11,278,489
LVIP Delaware Diversified Floating Rate Fund - Service Class	124,904,891	57,495,568
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,870,312	953,969
LVIP Delaware Social Awareness Fund - Service Class	10,021,599	8,130,258
LVIP Delaware Social Awareness Fund - Standard Class	1,030,795	1,557,559
LVIP Delaware Special Opportunities Fund - Service Class	28,238,028	6,180,154
LVIP Delaware Wealth Builder Fund - Service Class	7,835,601	4,000,075
LVIP Delaware Wealth Builder Fund - Standard Class	1,181,035	614,992
LVIP Dimensional International Core Equity Fund - Service Class	32,160,785	2,198,564
LVIP Dimensional International Core Equity Fund - Standard Class	6,892,920	399,374
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	159,988,355	6,842,417
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	382,378	165,568
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	38,964,552	6,886,189
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	3,428,835	437,936
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	24,754,047	4,122,260
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	5,957,086	768,172
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	127,500,973	23,998,126
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	833,712	689,934
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	101,437,790	36,056,222
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	9,270,347	1,227,267
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	29,202,292	53,158,535
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	9,923	28,183
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	98,992,697	31,760,312
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	43,024	947
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	5,983,537	692,225
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	20,815	543
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	21,491,427	30,649,376
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	568	488
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	3,164,213	3,066
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	55,068,332	152,716,031
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	46,497	6,161
LVIP Global Growth Allocation Managed Risk Fund - Service Class	317,455,040	697,831,231
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	1,944,940	1,073,612

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Global Income Fund - Service Class	$41,998,473	$85,294,587
LVIP Global Income Fund - Standard Class	64,886	179,145
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	277,436,614	561,912,606
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	1,184,629	517,288
LVIP Goldman Sachs Income Builder Fund - Service Class	4,939,380	2,175,476
LVIP Goldman Sachs Income Builder Fund - Standard Class	599,902	91,324
LVIP Government Money Market Fund - Service Class	182,968,248	132,951,124
LVIP Government Money Market Fund - Standard Class	26,385,923	22,664,248
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	35,307,233	20,480,915
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	10,713,454	13,126,183
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	7,681	5,590
LVIP JPMorgan High Yield Fund - Service Class	43,727,710	37,260,098
LVIP JPMorgan High Yield Fund - Standard Class	938,931	157,029
LVIP JPMorgan Retirement Income Fund - Service Class	4,976,186	676,150
LVIP JPMorgan Retirement Income Fund - Standard Class	255,565	5,263
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	36,610,971	44,671,553
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	10,387	43,003
LVIP Loomis Sayles Global Growth Fund - Service Class	88,328	19,071
LVIP Loomis Sayles Global Growth Fund - Standard Class	12,003	52
LVIP MFS International Equity Managed Volatility Fund - Service Class	145,367,994	4,118,756
LVIP MFS International Growth Fund - Service Class	29,976,970	10,112,734
LVIP MFS International Growth Fund - Standard Class	565,090	30,146
LVIP MFS Value Fund - Service Class	78,242,060	75,446,769
LVIP MFS Value Fund - Standard Class	1,722,462	1,355,355
LVIP Mondrian International Value Fund - Service Class	25,715,577	25,620,821
LVIP Mondrian International Value Fund - Standard Class	701,273	1,785,206
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	24,486,676	3,032,345
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	17,674	203,030
LVIP PIMCO Low Duration Bond Fund - Service Class	112,061,151	30,381,137
LVIP PIMCO Low Duration Bond Fund - Standard Class	4,720,593	5,652,901
LVIP SSGA Bond Index Fund - Service Class	59,769,288	127,219,985
LVIP SSGA Bond Index Fund - Standard Class	7,975,535	5,215,013
LVIP SSGA Conservative Index Allocation Fund - Service Class	11,178,331	12,878,463
LVIP SSGA Conservative Index Allocation Fund - Standard Class	88,151	397
LVIP SSGA Conservative Structured Allocation Fund - Service Class	10,756,447	29,826,130
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	853,082	472,160
LVIP SSGA Developed International 150 Fund - Service Class	20,194,732	14,478,699
LVIP SSGA Developed International 150 Fund - Standard Class	280,503	124,912
LVIP SSGA Emerging Markets 100 Fund - Service Class	22,543,901	18,613,231
LVIP SSGA Emerging Markets 100 Fund - Standard Class	2,437,769	142,756
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	200,095	18
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	42,403,514	88,555,868
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	101,506	51,989
LVIP SSGA International Index Fund - Service Class	33,609,587	19,114,631
LVIP SSGA International Index Fund - Standard Class	3,082,660	577,244
LVIP SSGA International Managed Volatility Fund - Service Class	29,837,112	23,879,179
LVIP SSGA International Managed Volatility Fund - Standard Class	13,125	10,136
LVIP SSGA Large Cap 100 Fund - Service Class	40,636,881	41,895,977
LVIP SSGA Large Cap 100 Fund - Standard Class	901,288	391,956
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	168,028,148	7,980,547
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	225	40,720
LVIP SSGA Mid-Cap Index Fund - Service Class	46,016,095	3,747,722
LVIP SSGA Mid-Cap Index Fund - Standard Class	2,498,635	372,146
LVIP SSGA Moderate Index Allocation Fund - Service Class	27,853,029	22,102,730
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,205,535	125,798
LVIP SSGA Moderate Structured Allocation Fund - Service Class	41,610,950	89,905,158
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	1,806,991	1,054,839
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	43,350,890	18,971,745
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	2,396,522	14,879
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	31,050,790	54,369,266
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	914,102	960,483

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA S&P 500 Index Fund - Service Class	$112,866,857	$115,462,793
LVIP SSGA S&P 500 Index Fund - Standard Class	19,835,229	10,300,463
LVIP SSGA Short-Term Bond Index Fund - Service Class	48,894,426	5,264,140
LVIP SSGA Short-Term Bond Index Fund - Standard Class	734,406	15,208
LVIP SSGA Small-Cap Index Fund - Service Class	63,611,095	17,366,308
LVIP SSGA Small-Cap Index Fund - Standard Class	4,491,494	998,904
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	23,969,531	14,659,456
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	1,690,244	1,287,912
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	122,798,978	8,082,711
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	15,026	54,199
LVIP T. Rowe Price 2010 Fund - Service Class	877,383	871,645
LVIP T. Rowe Price 2020 Fund - Service Class	1,307,634	1,716,965
LVIP T. Rowe Price 2030 Fund - Service Class	591,112	1,061,910
LVIP T. Rowe Price 2040 Fund - Service Class	631,533	668,852
LVIP T. Rowe Price Growth Stock Fund - Service Class	59,911,406	35,689,067
LVIP T. Rowe Price Growth Stock Fund - Standard Class	1,841,940	769,156
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	50,309,484	11,884,272
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	666,992	1,372,198
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	1,556,948	194
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	207,734,553	18,695,506
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	1,076	3,105
LVIP Vanguard Domestic Equity ETF Fund - Service Class	65,375,331	23,756,500
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	1,449,937	167,508
LVIP Vanguard International Equity ETF Fund - Service Class	61,662,536	7,028,564
LVIP Vanguard International Equity ETF Fund - Standard Class	6,721,217	690,852
LVIP Wellington Capital Growth Fund - Service Class	47,257,223	46,436,363
LVIP Wellington Capital Growth Fund - Standard Class	1,031,142	170,946
LVIP Wellington Mid-Cap Value Fund - Service Class	15,224,166	7,280,531
LVIP Wellington Mid-Cap Value Fund - Standard Class	203,381	13,911
LVIP Western Asset Core Bond Fund - Service Class	84,429,624	4,132,319
LVIP Western Asset Core Bond Fund - Standard Class	3,544,280	121,832
MFS® VIT Growth Series - Initial Class	1,332,563	719,140
MFS® VIT Growth Series - Service Class	39,275,397	9,536,384
MFS® VIT Total Return Series - Initial Class	926,002	1,370,084
MFS® VIT Total Return Series - Service Class	23,620,967	6,914,620
MFS® VIT Utilities Series - Initial Class	254,341	1,206,082
MFS® VIT Utilities Series - Service Class	6,335,968	31,689,907
MFS® VIT II Core Equity Portfolio - Service Class	357,298	340,072
MFS® VIT II International Value Portfolio - Initial Class	522,197	530,823
MFS® VIT II International Value Portfolio - Service Class	6,120,322	4,243,063
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	47,987	10,498
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1,548,456	983,337
Morgan Stanley VIF Growth Portfolio - Class II	1,428,529	762,284
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,868,197	4,956,921
Oppenheimer Global Fund/VA Service Shares	1,409,655	1,120,530
Oppenheimer International Growth Fund/VA Non-Service Shares	140,242	859,390
Oppenheimer International Growth Fund/VA Service Shares	4,369,847	2,327,529
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	221,513	46,838
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	5,475,236	2,033,126
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	981,519	360,075
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	51,284	37,459
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	3,805,732	4,126,733
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	30,855	38,736
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1,157,788	457,169
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	3,726	622
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	436,778	582,137
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	63,277	48,565
Putnam VT Equity Income Fund - Class IB	228,870	201,016
Putnam VT George Putnam Balanced Fund - Class IA	2,458	241,998
Putnam VT George Putnam Balanced Fund - Class IB	16,009,965	3,606,945
Putnam VT Global Health Care Fund - Class IA	205,519	60,295

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Putnam VT Global Health Care Fund - Class IB	$9,840,002	$5,464,454
Putnam VT Income Fund - Class IA	39,584	61
Putnam VT Income Fund - Class IB	1,939,016	1,217,921
Putnam VT Multi-Asset Absolute Return Fund - Class IA	60	4
Putnam VT Multi-Asset Absolute Return Fund - Class IB	612,193	354,224
QS Variable Conservative Growth - Class II	3,595,248	143,148
Rational Trend Aggregation VA Fund	80,381	175,210
SEI VP Market Growth Strategy Fund - Class II	2,270,952	102,081
SEI VP Market Growth Strategy Fund - Class III	519,743	445,421
SEI VP Market Plus Strategy Fund - Class III	221,455	62,162
Templeton Foreign VIP Fund - Class 1	51,364	28,919
Templeton Foreign VIP Fund - Class 4	962,115	279,471
Templeton Global Bond VIP Fund - Class 1	2,354,650	585,025
Templeton Global Bond VIP Fund - Class 2	4,805,742	46,371,909
Templeton Global Bond VIP Fund - Class 4	5,340,849	3,315,197
Templeton Growth VIP Fund - Class 2	5,664,244	7,149,545
VanEck VIP Global Hard Assets Fund - Class S Shares	1,051,489	1,232,427
VanEck VIP Global Hard Assets Fund - Initial Class Shares	70,157	40,728
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	3,144,689	1,650,896
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	68,960	689,516
Virtus Rampart Equity Trend Series - Class A Shares	755,351	1,801,567
Virtus Rampart Equity Trend Series - Class I Shares	17	52

5. Investments

The following is a summary of investments owned at December 31, 2018:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	1,059,332	$26.33	$27,892,222	$24,094,169
AB VPS International Value Portfolio - Class B	75	12.29	916	1,110
AB VPS Large Cap Growth Portfolio - Class B	172,917	48.91	8,457,352	7,396,024
AB VPS Small/Mid Cap Value Portfolio - Class A	37,581	16.93	636,249	771,526
AB VPS Small/Mid Cap Value Portfolio - Class B	10,334,282	16.75	173,099,230	195,614,500
ALPS/Alerian Energy Infrastructure Portfolio - Class I	45,179	7.58	342,455	432,397
ALPS/Alerian Energy Infrastructure Portfolio - Class III	563,114	7.57	4,262,776	5,300,906
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	11,143	10.56	117,670	137,020
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	913,898	11.07	10,116,854	11,052,272
ALPS/Stadion Core ETF Portfolio - Class I	26,110	10.80	281,989	310,966
ALPS/Stadion Core ETF Portfolio - Class III	1,261,050	11.01	13,884,165	14,428,323
ALPS/Stadion Tactical Growth Portfolio - Class III	443,609	10.82	4,799,850	4,602,014
American Century VP Balanced Fund - Class I	29,887	7.09	211,899	223,101
American Century VP Balanced Fund - Class II	9,655,200	7.10	68,551,921	71,073,965
American Century VP Inflation Protection Fund - Class II	2,374	9.64	22,885	24,677
American Century VP Large Company Value Fund - Class I	77,510	13.38	1,037,085	1,158,625
American Century VP Large Company Value Fund - Class II	1,055,288	13.59	14,341,366	16,021,050
American Funds Asset Allocation Fund - Class 1	805,807	21.29	17,155,624	17,564,171
American Funds Asset Allocation Fund - Class 1A	322,609	21.26	6,858,675	7,516,333
American Funds Asset Allocation Fund - Class 4	6,448,443	20.99	135,352,808	142,321,203
American Funds Blue Chip Income and Growth Fund - Class 1	289,118	12.38	3,579,277	3,890,759
American Funds Blue Chip Income and Growth Fund - Class 1A	255,180	12.35	3,151,479	3,674,962
American Funds Blue Chip Income and Growth Fund - Class 4	2,614,197	12.19	31,867,065	35,757,437
American Funds Bond Fund - Class 1	609,886	10.47	6,385,502	6,654,841
American Funds Bond Fund - Class 1A	308,444	10.45	3,223,241	3,276,012
American Funds Capital Income Builder® - Class 1	109,009	9.37	1,021,415	1,062,030
American Funds Capital Income Builder® - Class 1A	279,713	9.36	2,618,116	2,817,855
American Funds Capital Income Builder® - Class 4	4,065,216	9.35	38,009,767	39,979,091
American Funds Global Balanced Fund - Class 1	44,432	11.67	518,519	502,510
American Funds Global Balanced Fund - Class 1A	168,128	11.65	1,958,694	2,160,522

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Funds Global Bond Fund - Class 1	248,785	$11.42	$2,841,120	$2,927,320
American Funds Global Bond Fund - Class 1A	34,209	11.41	390,319	400,019
American Funds Global Growth and Income Fund - Class 1	100,108	13.02	1,303,401	1,342,760
American Funds Global Growth and Income Fund - Class 1A	70,466	13.00	916,063	1,096,958
American Funds Global Growth Fund - Class 1	75,662	25.74	1,947,543	2,091,934
American Funds Global Growth Fund - Class 1A	179,409	25.69	4,609,006	5,212,446
American Funds Global Growth Fund - Class 2	9,992,893	25.50	254,818,781	243,763,021
American Funds Global Growth Fund - Class 4	1,752,461	25.39	44,494,973	48,948,639
American Funds Global Small Capitalization Fund - Class 1	57,336	21.75	1,247,054	1,320,684
American Funds Global Small Capitalization Fund - Class 1A	15,765	21.71	342,253	394,160
American Funds Global Small Capitalization Fund - Class 2	15,571,774	21.16	329,498,738	320,955,345
American Funds Global Small Capitalization Fund - Class 4	589,088	21.28	12,535,790	14,036,379
American Funds Growth Fund - Class 1	136,617	69.96	9,557,746	9,980,133
American Funds Growth Fund - Class 1A	141,026	69.77	9,839,359	11,018,961
American Funds Growth Fund - Class 2	18,234,929	69.48	1,266,962,849	1,134,781,073
American Funds Growth Fund - Class 4	1,810,181	68.64	124,250,850	130,866,170
American Funds Growth-Income Fund - Class 1	131,406	45.39	5,964,501	6,255,669
American Funds Growth-Income Fund - Class 1A	148,270	45.28	6,713,676	7,458,283
American Funds Growth-Income Fund - Class 2	36,954,885	44.90	1,659,274,322	1,495,061,068
American Funds Growth-Income Fund - Class 4	2,078,168	44.47	92,416,120	99,107,452
American Funds High-Income Bond Fund - Class 1	178,459	9.34	1,666,803	1,875,763
American Funds High-Income Bond Fund - Class 1A	67,958	9.33	634,045	692,683
American Funds International Fund - Class 1	307,497	17.66	5,430,392	5,951,197
American Funds International Fund - Class 1A	278,679	17.62	4,910,316	5,822,522
American Funds International Fund - Class 2	32,242,695	17.60	567,471,436	589,362,096
American Funds International Fund - Class 4	2,158,882	17.40	37,564,541	42,602,834
American Funds International Growth and Income Fund - Class 1	108,001	15.35	1,657,815	1,824,404
American Funds International Growth and Income Fund - Class 1A	27,992	15.33	429,114	485,322
American Funds Managed Risk Asset Allocation Fund - Class P1	130,497	12.23	1,595,978	1,676,731
American Funds Managed Risk Asset Allocation Fund - Class P2	9,769,019	12.22	119,377,408	121,571,288
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	32,673	11.28	368,546	399,811
American Funds Managed Risk Growth Fund - Class P1	37,060	12.30	455,838	473,145
American Funds Managed Risk Growth-Income Fund - Class P1	3,816	11.73	44,759	45,503
American Funds Managed Risk International Fund - Class P1	27,401	9.82	269,074	296,188
American Funds Mortgage Fund - Class 1	54,499	10.30	561,339	573,194
American Funds Mortgage Fund - Class 1A	70,903	10.28	728,888	730,245
American Funds Mortgage Fund - Class 4	518,449	10.19	5,282,991	5,441,312
American Funds New World Fund® - Class 1	185,608	20.98	3,894,062	4,064,881
American Funds New World Fund® - Class 1A	82,054	20.92	1,716,565	1,984,076
American Funds New World Fund® - Class 4	1,244,094	20.71	25,765,191	26,968,064
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	14,261	11.94	170,277	174,621
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	125,780	11.93	1,500,556	1,493,529
BlackRock Global Allocation V.I. Fund - Class I	230,258	15.19	3,497,625	3,801,357
BlackRock Global Allocation V.I. Fund - Class III	74,216,800	12.95	961,107,557	1,048,432,727
ClearBridge Variable Aggressive Growth Portfolio - Class I	12,034	23.09	277,875	340,015
ClearBridge Variable Aggressive Growth Portfolio - Class II	879,547	22.73	19,992,101	24,562,636
ClearBridge Variable Large Cap Growth Portfolio - Class I	64,971	23.85	1,549,565	1,687,468
ClearBridge Variable Large Cap Growth Portfolio - Class II	2,522,194	23.78	59,977,781	65,282,642
ClearBridge Variable Mid Cap Portfolio - Class I	28,370	17.26	489,661	558,029
ClearBridge Variable Mid Cap Portfolio - Class II	1,871,165	17.17	32,127,906	36,060,387
Columbia VP Commodity Strategy Fund - Class 1	37,688	5.21	196,356	222,379
Columbia VP Commodity Strategy Fund - Class 2	140,207	5.15	722,066	821,961
Columbia VP Emerging Markets Bond Fund - Class 1	31,433	9.01	283,212	305,277
Columbia VP Emerging Markets Bond Fund - Class 2	203,113	9.00	1,828,015	1,983,908
Columbia VP Strategic Income Fund - Class 1	192,292	4.02	773,012	791,520
Columbia VP Strategic Income Fund - Class 2	1,085,037	3.98	4,318,447	4,435,519
Delaware VIP® Diversified Income Series - Service Class	189,529,194	9.92	1,880,129,596	1,987,931,798
Delaware VIP® Diversified Income Series - Standard Class	1,136,560	9.99	11,354,237	11,622,520
Delaware VIP® Emerging Markets Series - Service Class	14,016,569	20.28	284,256,005	279,161,505
Delaware VIP® Emerging Markets Series - Standard Class	27,714	20.36	564,265	622,748
Delaware VIP® High Yield Series - Service Class	21,801,370	4.65	101,376,366	115,977,600

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Delaware VIP® High Yield Series - Standard Class	477,876	$4.67	$2,231,681	$2,452,234
Delaware VIP® International Value Equity Series - Standard Class	6,397	10.73	68,640	79,868
Delaware VIP® Limited-Term Diversified Income Series - Service Class	122,752,770	9.53	1,169,833,896	1,211,762,008
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	214,002	9.59	2,052,279	2,092,240
Delaware VIP® REIT Series - Service Class	10,665,098	11.82	126,061,457	142,761,035
Delaware VIP® REIT Series - Standard Class	252,226	11.85	2,988,880	3,319,289
Delaware VIP® Small Cap Value Series - Service Class	10,469,630	32.58	341,100,554	367,540,273
Delaware VIP® Small Cap Value Series - Standard Class	199,789	32.76	6,545,079	7,608,935
Delaware VIP® Smid Cap Core Series - Service Class	8,816,751	17.52	154,469,474	210,360,607
Delaware VIP® Smid Cap Core Series - Standard Class	316,959	18.92	5,996,855	7,273,318
Delaware VIP® U.S. Growth Series - Service Class	30,153,850	9.24	278,621,565	288,402,402
Delaware VIP® U.S. Growth Series - Standard Class	5,895	9.57	56,414	61,078
Delaware VIP® Value Series - Service Class	10,371,439	28.20	292,474,587	268,788,078
Delaware VIP® Value Series - Standard Class	237,364	28.31	6,719,779	6,824,691
DWS Alternative Asset Allocation VIP Portfolio - Class A	117,758	12.10	1,424,873	1,574,589
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,769,966	12.09	45,578,891	50,462,200
DWS Equity 500 Index VIP Portfolio - Class A	264,849	18.90	5,005,644	4,288,502
DWS Small Cap Index VIP Portfolio - Class A	178,248	14.97	2,668,369	2,511,735
Eaton Vance VT Floating-Rate Income Fund - ADV Class	430,531	8.92	3,840,378	3,982,262
Eaton Vance VT Floating-Rate Income Fund - Initial Class	2,637,775	8.92	23,528,966	24,375,555
Fidelity® VIP Contrafund® Portfolio - Initial Class	71,676	32.13	2,302,939	2,504,435
Fidelity® VIP Contrafund® Portfolio - Service Class 2	32,012,872	31.31	1,002,323,005	925,747,684
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	41,698	11.68	487,031	530,521
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	1,123,946	11.64	13,082,727	14,331,070
Fidelity® VIP Growth Portfolio - Initial Class	78,672	63.12	4,965,787	5,382,052
Fidelity® VIP Growth Portfolio - Service Class 2	3,330,443	61.91	206,187,743	195,718,843
Fidelity® VIP Mid Cap Portfolio - Initial Class	50,937	30.19	1,537,776	1,806,399
Fidelity® VIP Mid Cap Portfolio - Service Class 2	16,467,084	29.22	481,168,204	524,894,919
Fidelity® VIP Strategic Income Portfolio - Initial Class	157,001	10.75	1,687,757	1,788,859
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,673,784	10.65	17,825,803	18,906,471
First Trust Dorsey Wright Tactical Core Portfolio - Class I	770,281	10.44	8,041,736	8,623,727
First Trust Dorsey Wright Tactical Core Portfolio - Class II	2,825	10.44	29,492	33,988
First Trust Multi Income Allocation Portfolio - Class I	583,540	10.17	5,934,600	6,150,905
First Trust Multi Income Allocation Portfolio - Class II	3,945	10.17	40,119	40,942
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	10,093,312	12.82	129,396,256	136,358,472
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	4,026	12.85	51,739	55,075
Franklin Founding Funds Allocation VIP Fund - Class 1	6,040	6.37	38,474	43,366
Franklin Founding Funds Allocation VIP Fund - Class 4	1,130,635	6.46	7,303,901	8,131,231
Franklin Income VIP Fund - Class 1	13,620	15.26	207,846	214,517
Franklin Income VIP Fund - Class 2	32,036,343	14.74	472,215,688	484,581,815
Franklin Income VIP Fund - Class 4	4,693,037	15.08	70,770,994	74,971,720
Franklin Mutual Shares VIP Fund - Class 1	32,876	17.71	582,234	680,885
Franklin Mutual Shares VIP Fund - Class 2	33,955,500	17.40	590,825,704	604,318,910
Franklin Mutual Shares VIP Fund - Class 4	1,314,845	17.55	23,075,535	26,899,353
Franklin Rising Dividends VIP Fund - Class 1	23,355	25.75	601,400	630,210
Franklin Rising Dividends VIP Fund - Class 4	853,366	25.11	21,428,018	22,483,278
Franklin Small Cap Value VIP Fund - Class 1	24,672	15.14	373,533	474,832
Franklin Small Cap Value VIP Fund - Class 4	425,871	14.96	6,371,034	7,990,207
Franklin Small-Mid Cap Growth VIP Fund - Class 1	23,756	17.04	404,796	457,600
Franklin Small-Mid Cap Growth VIP Fund - Class 4	350,215	15.81	5,536,904	6,432,976
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	633,405	1.00	633,397	633,397
Goldman Sachs VIT Government Money Market Fund - Service Shares	23,299,549	1.00	23,299,541	23,299,541
Goldman Sachs VIT Large Cap Value Fund - Service Shares	16,519,549	7.67	126,704,940	160,476,964
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	252,709	8.49	2,145,495	2,385,330
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	23,637	8.51	201,149	215,375
Guggenheim VT Long Short Equity	283,888	13.19	3,744,481	4,427,273
Guggenheim VT Multi-Hedge Strategies	199,856	23.57	4,710,609	4,790,930
Hartford Capital Appreciation HLS Fund - Class IA	1,466	39.89	58,476	74,190
Hartford Capital Appreciation HLS Fund - Class IC	264,617	39.54	10,462,967	12,427,167
Invesco V.I. American Franchise Fund - Series I Shares	37,388	57.15	2,136,708	1,703,177
Invesco V.I. American Franchise Fund - Series II Shares	24,199	54.90	1,328,552	1,150,652

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	69,403	$9.47	$657,245	$785,327
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	1,263,456	9.34	11,800,680	13,961,205
Invesco V.I. Comstock Fund - Series I Shares	9,021	16.12	145,425	175,181
Invesco V.I. Comstock Fund - Series II Shares	386,645	16.06	6,209,517	7,428,801
Invesco V.I. Core Equity Fund - Series I Shares	161,782	30.94	5,005,520	4,681,143
Invesco V.I. Core Equity Fund - Series II Shares	38,172	30.66	1,170,358	1,086,514
Invesco V.I. Diversified Dividend Fund - Series I Shares	16,662	23.70	394,895	442,316
Invesco V.I. Diversified Dividend Fund - Series II Shares	727,553	23.54	17,126,592	18,340,454
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	42,136	17.80	750,022	851,529
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	6,390,562	17.29	110,492,810	119,526,655
Invesco V.I. Equity and Income Fund - Series I Shares	2,481	16.12	39,998	45,204
Invesco V.I. Equity and Income Fund - Series II Shares	835,423	16.04	13,400,189	15,074,971
Invesco V.I. International Growth Fund - Series I Shares	55,836	32.98	1,841,478	2,011,193
Invesco V.I. International Growth Fund - Series II Shares	1,620,627	32.51	52,686,573	58,096,340
Ivy VIP Asset Strategy Portfolio - Class I	930	8.29	7,711	9,023
Ivy VIP Asset Strategy Portfolio - Class II	950,345	8.29	7,880,069	8,998,219
Ivy VIP Energy Portfolio - Class I	1,161	3.88	4,498	5,985
Ivy VIP Energy Portfolio - Class II	1,337,411	3.87	5,169,628	7,791,303
Ivy VIP High Income Portfolio - Class I	237,772	3.35	795,442	834,473
Ivy VIP High Income Portfolio - Class II	5,781,960	3.34	19,286,306	20,693,122
Ivy VIP Mid Cap Growth Portfolio - Class I	188,531	11.10	2,093,521	2,342,301
Ivy VIP Mid Cap Growth Portfolio - Class II	893,112	11.07	9,887,906	9,948,765
Ivy VIP Science and Technology Portfolio - Class I	13,746	21.91	301,160	375,400
Ivy VIP Science and Technology Portfolio - Class II	1,048,863	21.84	22,904,648	26,380,194
Ivy VIP Small Cap Growth Portfolio - Class I	20,930	7.69	160,857	183,407
Ivy VIP Small Cap Growth Portfolio - Class II	671,467	7.68	5,158,482	5,863,677
Janus Henderson Balanced Portfolio - Service Shares	360,307	35.59	12,823,337	10,683,930
Janus Henderson Enterprise Portfolio - Service Shares	96,406	62.99	6,072,635	4,647,680
Janus Henderson Global Research Portfolio - Service Shares	13,575	46.15	626,502	429,768
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	178,767	10.66	1,905,654	1,912,831
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	7,439,567	10.53	78,338,637	79,138,048
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	369,421	15.41	5,692,776	5,850,442
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	5,095	10.11	51,510	53,149
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	307,754	10.08	3,102,156	3,159,612
Lincoln iShares® Global Growth Allocation Fund - Standard Class	47,003	10.43	490,434	531,223
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	90,548	10.52	952,833	981,642
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	2,393,573	11.08	26,520,788	29,142,219
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	482,441	24.97	12,046,563	13,513,355
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	881,438	14.13	12,454,713	14,798,002
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	2,383,000	14.05	33,481,150	34,656,575
LVIP American Balanced Allocation Fund - Service Class	3,816,451	11.82	45,106,638	48,233,970
LVIP American Balanced Allocation Fund - Standard Class	564,583	11.82	6,675,059	7,071,563
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	29,229,167	11.75	343,355,022	358,377,544
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,562,644	11.01	28,212,147	28,952,573
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	37,632	11.01	414,331	411,556
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	6,200,191	11.69	72,486,429	72,520,943
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	32,778	11.69	383,239	374,762
LVIP American Global Growth Fund - Service Class II	12,586,446	17.11	215,341,509	221,233,916
LVIP American Global Small Capitalization Fund - Service Class II	4,710,101	13.74	64,716,792	66,452,055
LVIP American Growth Allocation Fund - Service Class	3,070,318	12.16	37,344,273	40,107,351
LVIP American Growth Allocation Fund - Standard Class	129,278	12.17	1,573,055	1,700,886
LVIP American Growth Fund - Service Class II	33,167,881	19.31	640,504,943	611,401,265
LVIP American Growth-Income Fund - Service Class II	29,859,683	18.86	563,093,898	551,974,563
LVIP American Income Allocation Fund - Standard Class	6,891	11.01	75,886	79,251
LVIP American International Fund - Service Class II	15,639,786	12.89	201,534,276	213,456,945
LVIP American Preservation Fund - Service Class	804,794	9.70	7,806,503	7,937,674
LVIP American Preservation Fund - Standard Class	19,278	9.70	186,977	190,192
LVIP Baron Growth Opportunities Fund - Service Class	4,192,490	45.34	190,074,916	180,096,364
LVIP Baron Growth Opportunities Fund - Standard Class	16,060	46.70	749,991	817,081
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	44,500,219	18.76	834,779,599	783,661,414
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	13,638	18.79	256,242	263,443

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	82,819,940	$9.91	$820,828,427	$856,656,392
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	15,317	10.01	153,288	161,028
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	28,018,340	10.84	303,634,755	307,724,318
LVIP BlackRock Inflation Protected Bond Fund - Service Class	76,168,845	9.71	739,599,483	810,051,798
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	400,062	9.71	3,884,202	4,076,653
LVIP BlackRock Scientific Allocation Fund - Service Class	406,944	11.89	4,838,155	5,959,432
LVIP BlackRock Scientific Allocation Fund - Standard Class	1,647	11.52	18,975	24,285
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	26,781,353	11.22	300,513,557	296,184,270
LVIP Blended Core Equity Managed Volatility Fund - Service Class	23,523,722	11.85	278,638,482	259,078,755
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	5,363	11.85	63,553	57,562
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	21,217,963	32.02	679,484,047	681,464,032
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	64,197	32.69	2,098,611	1,805,864
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	38,237,215	14.56	556,772,083	487,626,892
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	5,502	15.02	82,618	63,104
LVIP Clarion Global Real Estate Fund - Service Class	10,387,670	8.37	86,913,630	88,497,657
LVIP Clarion Global Real Estate Fund - Standard Class	134,632	8.46	1,138,449	1,246,242
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	15,062,887	9.69	146,004,566	149,677,982
LVIP Delaware Bond Fund - Service Class	263,330,023	13.06	3,438,036,774	3,612,923,671
LVIP Delaware Bond Fund - Standard Class	5,099,320	13.06	66,581,823	69,069,938
LVIP Delaware Diversified Floating Rate Fund - Service Class	82,326,207	9.83	808,937,313	832,766,159
LVIP Delaware Diversified Floating Rate Fund - Standard Class	281,931	9.83	2,771,385	2,863,565
LVIP Delaware Social Awareness Fund - Service Class	1,593,665	33.23	52,957,483	59,402,512
LVIP Delaware Social Awareness Fund - Standard Class	180,810	33.40	6,039,229	6,248,766
LVIP Delaware Special Opportunities Fund - Service Class	2,474,890	31.60	78,216,409	95,655,753
LVIP Delaware Wealth Builder Fund - Service Class	1,212,599	11.00	13,334,955	16,385,046
LVIP Delaware Wealth Builder Fund - Standard Class	364,168	11.02	4,011,314	4,880,241
LVIP Dimensional International Core Equity Fund - Service Class	6,327,469	9.29	58,750,553	67,336,161
LVIP Dimensional International Core Equity Fund - Standard Class	901,383	9.29	8,374,745	9,496,804
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	48,121,729	8.89	427,609,685	477,625,298
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	157,578	8.89	1,400,556	1,513,079
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	3,803,530	28.39	107,978,412	118,936,942
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	222,540	28.53	6,349,967	7,048,954
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	4,520,874	11.28	50,995,459	54,064,934
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	658,293	11.28	7,428,181	8,024,938
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	50,947,245	13.93	709,847,964	695,935,833
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	162,946	13.94	2,271,950	2,215,434
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	60,595,723	10.27	622,196,880	637,722,432
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	1,579,482	10.27	16,218,118	16,543,110
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	30,762,883	12.10	372,077,066	361,606,282
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	8,634	12.10	104,458	100,373
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	25,360,223	32.19	816,294,843	815,379,793
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,199	32.18	38,594	42,084
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	1,235,806	9.72	12,012,038	12,529,885
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	3,280	9.72	31,887	33,989
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	28,359,806	9.63	273,190,004	285,240,278
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	1,098	9.63	10,575	10,676
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	320,322	9.50	3,043,057	3,161,052
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	76,412,472	13.09	1,000,544,904	1,014,226,261
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	16,113	13.10	211,028	223,911
LVIP Global Growth Allocation Managed Risk Fund - Service Class	562,897,086	13.47	7,582,223,742	7,263,771,009
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	538,100	13.47	7,246,599	7,529,910
LVIP Global Income Fund - Service Class	53,938,968	11.01	593,975,909	614,144,052
LVIP Global Income Fund - Standard Class	54,207	11.08	600,772	611,327
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	428,284,984	13.85	5,930,890,450	5,710,057,533
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	126,511	13.85	1,752,179	1,852,332
LVIP Goldman Sachs Income Builder Fund - Service Class	1,221,732	9.39	11,469,620	12,111,018
LVIP Goldman Sachs Income Builder Fund - Standard Class	55,467	9.39	520,776	553,342
LVIP Government Money Market Fund - Service Class	26,199,452	10.00	261,994,547	261,994,547
LVIP Government Money Market Fund - Standard Class	2,657,362	10.00	26,573,627	26,573,626

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	28,863,493	$9.76	$281,678,827	$298,725,891
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	12,083,725	10.14	122,468,548	123,133,484
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	7,335	10.14	74,342	76,109
LVIP JPMorgan High Yield Fund - Service Class	17,409,181	9.89	172,159,383	190,636,324
LVIP JPMorgan High Yield Fund - Standard Class	100,865	9.89	997,658	1,093,471
LVIP JPMorgan Retirement Income Fund - Service Class	445,269	11.37	5,061,373	5,815,895
LVIP JPMorgan Retirement Income Fund - Standard Class	73,796	11.37	839,064	1,037,504
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	34,879,551	15.29	533,203,688	515,337,424
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	15,222	15.40	234,360	240,513
LVIP Loomis Sayles Global Growth Fund - Service Class	6,780	9.36	63,478	69,540
LVIP Loomis Sayles Global Growth Fund - Standard Class	1,122	9.37	10,514	11,949
LVIP MFS International Equity Managed Volatility Fund - Service Class	37,487,792	10.38	388,973,330	394,250,809
LVIP MFS International Growth Fund - Service Class	11,738,129	16.04	188,267,845	167,061,450
LVIP MFS International Growth Fund - Standard Class	29,972	16.02	480,084	541,585
LVIP MFS Value Fund - Service Class	22,834,136	36.78	839,793,849	680,942,147
LVIP MFS Value Fund - Standard Class	43,892	36.80	1,615,138	1,831,427
LVIP Mondrian International Value Fund - Service Class	15,846,848	15.20	240,903,775	266,412,730
LVIP Mondrian International Value Fund - Standard Class	607,199	15.21	9,234,288	10,014,711
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	5,825,386	9.17	53,418,785	59,746,555
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	3,476	9.18	31,893	34,511
LVIP PIMCO Low Duration Bond Fund - Service Class	48,366,037	9.88	477,856,438	485,537,842
LVIP PIMCO Low Duration Bond Fund - Standard Class	536,526	9.88	5,301,411	5,389,677
LVIP SSGA Bond Index Fund - Service Class	82,135,444	10.89	894,044,299	913,549,089
LVIP SSGA Bond Index Fund - Standard Class	486,911	10.88	5,298,075	5,398,980
LVIP SSGA Conservative Index Allocation Fund - Service Class	5,384,665	12.16	65,455,991	65,132,205
LVIP SSGA Conservative Index Allocation Fund - Standard Class	6,688	12.16	81,308	87,740
LVIP SSGA Conservative Structured Allocation Fund - Service Class	14,042,993	10.98	154,234,191	159,756,698
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	88,800	10.98	975,295	1,056,927
LVIP SSGA Developed International 150 Fund - Service Class	18,198,301	7.45	135,650,135	150,724,132
LVIP SSGA Developed International 150 Fund - Standard Class	80,925	7.45	602,895	724,305
LVIP SSGA Emerging Markets 100 Fund - Service Class	19,462,858	8.29	161,386,020	183,788,723
LVIP SSGA Emerging Markets 100 Fund - Standard Class	384,919	8.29	3,190,593	3,666,469
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	19,992	10.07	201,382	200,074
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	67,210,944	11.03	741,202,288	768,780,608
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	64,390	11.03	709,966	758,039
LVIP SSGA International Index Fund - Service Class	31,651,971	8.31	262,932,924	263,347,880
LVIP SSGA International Index Fund - Standard Class	504,101	8.30	4,186,058	4,817,281
LVIP SSGA International Managed Volatility Fund - Service Class	38,620,841	8.56	330,671,642	335,866,585
LVIP SSGA International Managed Volatility Fund - Standard Class	16,013	8.56	136,992	135,395
LVIP SSGA Large Cap 100 Fund - Service Class	25,300,545	11.35	287,059,980	315,475,578
LVIP SSGA Large Cap 100 Fund - Standard Class	252,705	11.36	2,871,233	3,537,908
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	38,404,572	12.84	493,268,320	479,103,916
LVIP SSGA Mid-Cap Index Fund - Service Class	5,798,313	10.70	62,059,340	73,897,424
LVIP SSGA Mid-Cap Index Fund - Standard Class	262,273	10.71	2,809,465	3,312,858
LVIP SSGA Moderate Index Allocation Fund - Service Class	16,032,806	13.36	214,182,252	204,426,102
LVIP SSGA Moderate Index Allocation Fund - Standard Class	74,120	13.36	990,394	1,095,834
LVIP SSGA Moderate Structured Allocation Fund - Service Class	57,697,050	11.66	672,459,112	683,468,160
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	72,693	11.66	847,533	936,119
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	14,343,214	13.66	195,985,681	185,151,221
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	173,945	13.69	2,381,137	2,624,526
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	32,146,177	12.01	386,043,435	388,997,645
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	169,931	12.01	2,041,554	2,234,899
LVIP SSGA S&P 500 Index Fund - Service Class	59,687,401	16.89	1,008,358,946	805,429,169
LVIP SSGA S&P 500 Index Fund - Standard Class	3,037,726	16.90	51,331,495	46,431,095
LVIP SSGA Short-Term Bond Index Fund - Service Class	4,340,842	10.02	43,508,254	43,617,524
LVIP SSGA Short-Term Bond Index Fund - Standard Class	71,616	10.03	718,525	719,163
LVIP SSGA Small-Cap Index Fund - Service Class	11,285,044	26.87	303,183,994	287,577,330
LVIP SSGA Small-Cap Index Fund - Standard Class	317,738	26.88	8,540,794	9,407,821
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	11,414,619	10.96	125,149,881	148,339,300
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	276,207	10.97	3,030,815	3,824,295
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	36,196,209	11.86	429,287,031	434,143,576

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	4,416	$11.86	$52,390	$52,004
LVIP T. Rowe Price 2010 Fund - Service Class	490,742	10.43	5,119,912	5,389,471
LVIP T. Rowe Price 2020 Fund - Service Class	819,828	10.46	8,572,118	8,344,188
LVIP T. Rowe Price 2030 Fund - Service Class	392,595	10.45	4,101,442	4,011,863
LVIP T. Rowe Price 2040 Fund - Service Class	411,003	9.83	4,039,338	3,848,173
LVIP T. Rowe Price Growth Stock Fund - Service Class	7,622,072	38.91	296,536,715	250,323,203
LVIP T. Rowe Price Growth Stock Fund - Standard Class	56,210	39.81	2,237,446	2,597,733
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	8,005,082	22.39	179,193,751	174,036,771
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	127,636	23.26	2,968,693	2,562,903
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	159,355	9.50	1,514,354	1,556,702
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	99,898,118	10.25	1,023,755,913	1,014,749,422
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	3,037	10.25	31,126	29,875
LVIP Vanguard Domestic Equity ETF Fund - Service Class	12,710,917	17.54	222,911,348	203,744,352
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	138,144	17.55	2,424,288	2,447,208
LVIP Vanguard International Equity ETF Fund - Service Class	16,315,608	9.64	157,298,769	170,923,184
LVIP Vanguard International Equity ETF Fund - Standard Class	676,880	9.65	6,528,503	7,389,716
LVIP Wellington Capital Growth Fund - Service Class	7,589,565	42.39	321,736,853	255,458,123
LVIP Wellington Capital Growth Fund - Standard Class	17,665	43.56	769,423	927,721
LVIP Wellington Mid-Cap Value Fund - Service Class	3,855,647	22.86	88,120,814	85,013,263
LVIP Wellington Mid-Cap Value Fund - Standard Class	19,397	22.93	444,745	494,944
LVIP Western Asset Core Bond Fund - Service Class	12,200,793	9.41	114,846,065	118,408,949
LVIP Western Asset Core Bond Fund - Standard Class	419,148	9.42	3,946,281	4,046,216
MFS® VIT Growth Series - Initial Class	88,406	47.01	4,155,974	4,200,622
MFS® VIT Growth Series - Service Class	2,821,628	45.26	127,706,866	119,835,756
MFS® VIT Total Return Series - Initial Class	250,562	21.78	5,457,248	6,091,502
MFS® VIT Total Return Series - Service Class	3,573,049	21.38	76,391,785	83,428,875
MFS® VIT Utilities Series - Initial Class	208,314	29.38	6,120,263	6,288,180
MFS® VIT Utilities Series - Service Class	5,843,889	28.86	168,654,644	162,488,321
MFS® VIT II Core Equity Portfolio - Service Class	100,656	21.44	2,158,072	2,326,219
MFS® VIT II International Value Portfolio - Initial Class	37,020	25.02	926,248	947,384
MFS® VIT II International Value Portfolio - Service Class	1,170,636	24.60	28,797,637	28,719,152
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	41,988	6.80	285,519	333,889
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	961,502	6.76	6,499,751	7,459,189
Morgan Stanley VIF Growth Portfolio - Class II	100,264	26.95	2,702,114	2,749,580
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,251,816	15.69	19,640,995	18,545,324
Oppenheimer Global Fund/VA Service Shares	201,058	37.53	7,545,718	6,852,362
Oppenheimer International Growth Fund/VA Non-Service Shares	270,252	2.03	548,611	622,897
Oppenheimer International Growth Fund/VA Service Shares	5,884,082	2.12	12,474,254	14,322,217
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	30,508	20.36	621,141	738,724
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	552,545	20.03	11,067,466	13,139,850
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	429,949	8.01	3,443,888	3,712,963
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	14,151	8.03	113,636	122,340
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,670,406	6.09	10,172,770	15,565,087
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	3,560	6.00	21,363	25,115
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	437,095	10.35	4,523,929	4,505,083
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	4,197	10.35	43,436	42,745
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	262,299	12.01	3,150,213	3,355,186
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	3,595	12.01	43,170	44,921
Putnam VT Equity Income Fund - Class IB	47,024	23.12	1,087,189	1,129,206
Putnam VT George Putnam Balanced Fund - Class IB	2,240,957	11.33	25,390,040	25,939,315
Putnam VT Global Health Care Fund - Class IA	17,558	13.92	244,401	272,090
Putnam VT Global Health Care Fund - Class IB	1,085,925	13.44	14,594,835	16,975,076
Putnam VT Income Fund - Class IA	3,654	10.81	39,503	39,523
Putnam VT Income Fund - Class IB	624,938	10.70	6,686,832	6,821,688
Putnam VT Multi-Asset Absolute Return Fund - Class IA	133	9.61	1,277	1,399
Putnam VT Multi-Asset Absolute Return Fund - Class IB	298,552	9.47	2,827,288	3,080,914
QS Variable Conservative Growth - Class II	306,869	13.21	4,053,745	4,509,905
Rational Trend Aggregation VA Fund	100,114	10.74	1,075,228	1,152,387
SEI VP Market Growth Strategy Fund - Class II	195,970	9.97	1,953,816	2,166,981
SEI VP Market Growth Strategy Fund - Class III	245,535	9.95	2,443,078	2,543,641
SEI VP Market Plus Strategy Fund - Class III	189,266	10.32	1,953,224	2,028,658

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Templeton Foreign VIP Fund - Class 1	3,325	$13.01	$43,260	$51,615
Templeton Foreign VIP Fund - Class 4	244,456	12.96	3,168,150	3,546,800
Templeton Global Bond VIP Fund - Class 1	240,487	17.54	4,218,140	4,201,633
Templeton Global Bond VIP Fund - Class 2	17,737,027	16.83	298,514,149	304,934,736
Templeton Global Bond VIP Fund - Class 4	1,672,570	17.19	28,751,484	28,304,816
Templeton Growth VIP Fund - Class 2	1,791,261	12.21	21,871,292	24,290,147
VanEck VIP Global Hard Assets Fund - Class S Shares	153,238	16.37	2,508,513	3,298,244
VanEck VIP Global Hard Assets Fund - Initial Class Shares	17,522	17.02	298,227	417,286
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1,608,154	8.72	14,023,104	14,900,385
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	62,693	8.70	545,432	587,697

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2018, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	539,017	(402,747)	136,270
AB VPS Growth and Income Portfolio - Class B	3,700	(3,700)	—
AB VPS International Value Portfolio - Class B	—	(3)	(3)
AB VPS Large Cap Growth Portfolio - Class B	22,871	(132,045)	(109,174)
AB VPS Small/Mid Cap Value Portfolio - Class A	28,892	(5,189)	23,703
AB VPS Small/Mid Cap Value Portfolio - Class B	638,040	(601,395)	36,645
ALPS/Alerian Energy Infrastructure Portfolio - Class I	5,824	(20,526)	(14,702)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	78,151	(120,621)	(42,470)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	8,480	(2,271)	6,209
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	322,783	(111,990)	210,793
ALPS/Stadion Core ETF Portfolio - Class I	26,338	(5,841)	20,497
ALPS/Stadion Core ETF Portfolio - Class III	590,781	(129,221)	461,560
ALPS/Stadion Tactical Growth Portfolio - Class III	86,047	(76,040)	10,007
American Century VP Balanced Fund - Class I	15,375	(2,231)	13,144
American Century VP Balanced Fund - Class II	2,714,143	(804,139)	1,910,004
American Century VP Inflation Protection Fund - Class II	1,319	(1,463)	(144)
American Century VP Large Company Value Fund - Class I	96,906	(23,276)	73,630
American Century VP Large Company Value Fund - Class II	1,221,754	(68,441)	1,153,313
American Funds Asset Allocation Fund - Class 1	143,625	(192,762)	(49,137)
American Funds Asset Allocation Fund - Class 1A	330,895	(56,905)	273,990
American Funds Asset Allocation Fund - Class 4	3,452,474	(1,934,119)	1,518,355
American Funds Blue Chip Income and Growth Fund - Class 1	9,185	(37,077)	(27,892)
American Funds Blue Chip Income and Growth Fund - Class 1A	257,284	(8,463)	248,821
American Funds Blue Chip Income and Growth Fund - Class 4	663,217	(210,008)	453,209
American Funds Bond Fund - Class 1	59,972	(54,344)	5,628
American Funds Bond Fund - Class 1A	280,265	(66,045)	214,220
American Funds Capital Income Builder® - Class 1	20,564	(12,186)	8,378
American Funds Capital Income Builder® - Class 1A	248,854	(30,000)	218,854
American Funds Capital Income Builder® - Class 4	912,776	(278,059)	634,717
American Funds Global Balanced Fund - Class 1	84	(225)	(141)
American Funds Global Balanced Fund - Class 1A	182,173	(24,977)	157,196
American Funds Global Bond Fund - Class 1	39,534	(33,154)	6,380
American Funds Global Bond Fund - Class 1A	54,586	(23,267)	31,319
American Funds Global Growth and Income Fund - Class 1	4,044	(2,057)	1,987
American Funds Global Growth and Income Fund - Class 1A	75,601	(3,040)	72,561
American Funds Global Growth Fund - Class 1	11,742	(13,949)	(2,207)
American Funds Global Growth Fund - Class 1A	356,995	(97,965)	259,030
American Funds Global Growth Fund - Class 2	296,486	(1,165,719)	(869,233)
American Funds Global Growth Fund - Class 4	1,288,945	(292,364)	996,581
American Funds Global Small Capitalization Fund - Class 1	5,714	(8,055)	(2,341)
American Funds Global Small Capitalization Fund - Class 1A	25,385	(8,839)	16,546
American Funds Global Small Capitalization Fund - Class 2	516,567	(2,049,580)	(1,533,013)
American Funds Global Small Capitalization Fund - Class 4	507,093	(142,857)	364,236

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Growth Fund - Class 1	55,434	(91,777)	(36,343)
American Funds Growth Fund - Class 1A	605,913	(39,253)	566,660
American Funds Growth Fund - Class 2	206,146	(7,100,028)	(6,893,882)
American Funds Growth Fund - Class 4	2,204,625	(413,733)	1,790,892
American Funds Growth-Income Fund - Class 1	29,326	(49,412)	(20,086)
American Funds Growth-Income Fund - Class 1A	468,314	(72,227)	396,087
American Funds Growth-Income Fund - Class 2	227,898	(9,635,972)	(9,408,074)
American Funds Growth-Income Fund - Class 4	2,531,118	(332,864)	2,198,254
American Funds High-Income Bond Fund - Class 1	8,839	(10,259)	(1,420)
American Funds High-Income Bond Fund - Class 1A	58,839	(33,388)	25,451
American Funds International Fund - Class 1	39,863	(43,555)	(3,692)
American Funds International Fund - Class 1A	337,521	(21,801)	315,720
American Funds International Fund - Class 2	733,047	(2,833,146)	(2,100,099)
American Funds International Fund - Class 4	1,340,098	(293,132)	1,046,966
American Funds International Growth and Income Fund - Class 1	37,305	(27,108)	10,197
American Funds International Growth and Income Fund - Class 1A	23,004	(37,441)	(14,437)
American Funds Managed Risk Asset Allocation Fund - Class P1	74,885	(7,767)	67,118
American Funds Managed Risk Asset Allocation Fund - Class P2	1,831,124	(374,658)	1,456,466
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	26,960	(3,591)	23,369
American Funds Managed Risk Growth Fund - Class P1	54,411	(27,937)	26,474
American Funds Managed Risk Growth-Income Fund - Class P1	2,408	(726)	1,682
American Funds Managed Risk International Fund - Class P1	28,661	(3,671)	24,990
American Funds Mortgage Fund - Class 1	20,601	(6,409)	14,192
American Funds Mortgage Fund - Class 1A	73,959	(10,951)	63,008
American Funds Mortgage Fund - Class 4	127,505	(96,586)	30,919
American Funds New World Fund® - Class 1	50,989	(20,656)	30,333
American Funds New World Fund® - Class 1A	138,044	(30,726)	107,318
American Funds New World Fund® - Class 4	771,213	(208,196)	563,017
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	26,600	(28,387)	(1,787)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	140,200	(20,787)	119,413
BlackRock Global Allocation V.I. Fund - Class I	193,421	(234,139)	(40,718)
BlackRock Global Allocation V.I. Fund - Class III	1,091,448	(6,626,972)	(5,535,524)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	16,619	(17,959)	(1,340)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	35,741	(443,140)	(407,399)
ClearBridge Variable Aggressive Growth Portfolio - Class I	140	(604)	(464)
ClearBridge Variable Aggressive Growth Portfolio - Class II	139,686	(147,724)	(8,038)
ClearBridge Variable Large Cap Growth Portfolio - Class I	113,482	(6,112)	107,370
ClearBridge Variable Large Cap Growth Portfolio - Class II	4,466,376	(242,452)	4,223,924
ClearBridge Variable Mid Cap Portfolio - Class I	5,798	(3,136)	2,662
ClearBridge Variable Mid Cap Portfolio - Class II	682,328	(198,498)	483,830
Columbia VP Commodity Strategy Fund - Class 1	8,924	(2,909)	6,015
Columbia VP Commodity Strategy Fund - Class 2	39,572	(5,345)	34,227
Columbia VP Emerging Markets Bond Fund - Class 1	31,448	(24,322)	7,126
Columbia VP Emerging Markets Bond Fund - Class 2	98,997	(21,150)	77,847
Columbia VP Strategic Income Fund - Class 1	76,425	(2,653)	73,772
Columbia VP Strategic Income Fund - Class 2	249,762	(109,162)	140,600
Delaware VIP® Diversified Income Series - Service Class	6,963,247	(11,085,038)	(4,121,791)
Delaware VIP® Diversified Income Series - Standard Class	523,878	(123,513)	400,365
Delaware VIP® Emerging Markets Series - Service Class	1,709,981	(1,398,173)	311,808
Delaware VIP® Emerging Markets Series - Standard Class	23,617	(10,106)	13,511
Delaware VIP® High Yield Series - Service Class	805,050	(1,752,717)	(947,667)
Delaware VIP® High Yield Series - Standard Class	2,055	(26,667)	(24,612)
Delaware VIP® International Value Equity Series - Standard Class	17	(1,552)	(1,535)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	3,432,761	(10,555,434)	(7,122,673)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	87,353	(26,666)	60,687
Delaware VIP® REIT Series - Service Class	403,024	(1,055,090)	(652,066)
Delaware VIP® REIT Series - Standard Class	60,846	(20,407)	40,439
Delaware VIP® Small Cap Value Series - Service Class	1,587,008	(705,049)	881,959
Delaware VIP® Small Cap Value Series - Standard Class	116,515	(18,153)	98,362
Delaware VIP® Smid Cap Core Series - Service Class	425,697	(620,208)	(194,511)
Delaware VIP® Smid Cap Core Series - Standard Class	29,334	(15,996)	13,338
Delaware VIP® U.S. Growth Series - Service Class	230,181	(1,788,527)	(1,558,346)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® U.S. Growth Series - Standard Class	9,946	(5,220)	4,726
Delaware VIP® Value Series - Service Class	1,233,114	(1,457,705)	(224,591)
Delaware VIP® Value Series - Standard Class	88,825	(49,588)	39,237
DWS Alternative Asset Allocation VIP Portfolio - Class A	35,027	(4,699)	30,328
DWS Alternative Asset Allocation VIP Portfolio - Class B	373,627	(661,508)	(287,881)
DWS Equity 500 Index VIP Portfolio - Class A	15,672	(35,538)	(19,866)
DWS Small Cap Index VIP Portfolio - Class A	6,851	(23,397)	(16,546)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	223,937	(197,908)	26,029
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,507,302	(893,237)	614,065
Fidelity® VIP Contrafund® Portfolio - Initial Class	78,502	(17,427)	61,075
Fidelity® VIP Contrafund® Portfolio - Service Class 2	2,196,218	(3,074,450)	(878,232)
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	153,886	(108,447)	45,439
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	786,201	(80,890)	705,311
Fidelity® VIP Growth Portfolio - Initial Class	67,964	(52,915)	15,049
Fidelity® VIP Growth Portfolio - Service Class 2	735,302	(1,121,630)	(386,328)
Fidelity® VIP Mid Cap Portfolio - Initial Class	13,921	(19,458)	(5,537)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,655,837	(1,882,926)	(227,089)
Fidelity® VIP Strategic Income Portfolio - Initial Class	146,464	(40,190)	106,274
Fidelity® VIP Strategic Income Portfolio - Service Class 2	551,126	(270,412)	280,714
First Trust Dorsey Wright Tactical Core Portfolio - Class I	471,497	(100,751)	370,746
First Trust Dorsey Wright Tactical Core Portfolio - Class II	2,737	(14)	2,723
First Trust Multi Income Allocation Portfolio - Class I	163,689	(97,140)	66,549
First Trust Multi Income Allocation Portfolio - Class II	4,008	(4,292)	(284)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	5,062,007	(542,836)	4,519,171
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	2,837	(16,106)	(13,269)
Franklin Founding Funds Allocation VIP Fund - Class 1	3,585	(14)	3,571
Franklin Founding Funds Allocation VIP Fund - Class 4	114,716	(107,223)	7,493
Franklin Income VIP Fund - Class 1	5,022	(189)	4,833
Franklin Income VIP Fund - Class 2	531,661	(4,597,967)	(4,066,306)
Franklin Income VIP Fund - Class 4	2,410,846	(323,907)	2,086,939
Franklin Mutual Shares VIP Fund - Class 1	4,919	(22,110)	(17,191)
Franklin Mutual Shares VIP Fund - Class 2	625,446	(4,932,085)	(4,306,639)
Franklin Mutual Shares VIP Fund - Class 4	993,623	(127,904)	865,719
Franklin Rising Dividends VIP Fund - Class 1	11,157	(14,843)	(3,686)
Franklin Rising Dividends VIP Fund - Class 4	346,127	(288,993)	57,134
Franklin Small Cap Value VIP Fund - Class 1	7,087	(20,953)	(13,866)
Franklin Small Cap Value VIP Fund - Class 4	118,043	(94,402)	23,641
Franklin Small-Mid Cap Growth VIP Fund - Class 1	19,919	(5,536)	14,383
Franklin Small-Mid Cap Growth VIP Fund - Class 4	144,744	(98,110)	46,634
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	57,184	(40,136)	17,048
Goldman Sachs VIT Government Money Market Fund - Service Shares	826,426	(2,049,966)	(1,223,540)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	142,619	(761,096)	(618,477)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	53,138	(61,526)	(8,388)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	25,583	(15,212)	10,371
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	26,756	(563,099)	(536,343)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	24,061	(26,429)	(2,368)
Guggenheim VT Long Short Equity	67,219	(106,786)	(39,567)
Guggenheim VT Multi-Hedge Strategies	74,492	(45,034)	29,458
Hartford Capital Appreciation HLS Fund - Class IA	7	(2,673)	(2,666)
Hartford Capital Appreciation HLS Fund - Class IC	126,450	(153,396)	(26,946)
Invesco V.I. American Franchise Fund - Series I Shares	16,216	(53,684)	(37,468)
Invesco V.I. American Franchise Fund - Series II Shares	358	(5,722)	(5,364)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	10,119	(12,316)	(2,197)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	90,844	(189,966)	(99,122)
Invesco V.I. Comstock Fund - Series I Shares	3,536	(134)	3,402
Invesco V.I. Comstock Fund - Series II Shares	195,932	(56,674)	139,258
Invesco V.I. Core Equity Fund - Series I Shares	15,093	(54,893)	(39,800)
Invesco V.I. Core Equity Fund - Series II Shares	600	(7,807)	(7,207)
Invesco V.I. Diversified Dividend Fund - Series I Shares	38,390	(9,721)	28,669
Invesco V.I. Diversified Dividend Fund - Series II Shares	211,363	(274,177)	(62,814)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	101,873	(41,076)	60,797
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,328,812	(480,156)	3,848,656

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Equity and Income Fund - Series I Shares	—	(182)	(182)
Invesco V.I. Equity and Income Fund - Series II Shares	103,352	(158,710)	(55,358)
Invesco V.I. International Growth Fund - Series I Shares	28,322	(30,610)	(2,288)
Invesco V.I. International Growth Fund - Series II Shares	835,605	(200,323)	635,282
Ivy VIP Asset Strategy Portfolio - Class I	711	(3)	708
Ivy VIP Asset Strategy Portfolio - Class II	59,789	(123,593)	(63,804)
Ivy VIP Energy Portfolio - Class I	4,752	(6)	4,746
Ivy VIP Energy Portfolio - Class II	680,859	(500,002)	180,857
Ivy VIP High Income Portfolio - Class I	69,993	(6,522)	63,471
Ivy VIP High Income Portfolio - Class II	450,155	(348,931)	101,224
Ivy VIP Micro Cap Growth Portfolio - Class I	2,935	(12,155)	(9,220)
Ivy VIP Micro Cap Growth Portfolio - Class II	228,151	(576,287)	(348,136)
Ivy VIP Mid Cap Growth Portfolio - Class I	151,216	(14,378)	136,838
Ivy VIP Mid Cap Growth Portfolio - Class II	348,480	(170,731)	177,749
Ivy VIP Science and Technology Portfolio - Class I	12,926	(1,886)	11,040
Ivy VIP Science and Technology Portfolio - Class II	418,232	(137,724)	280,508
Ivy VIP Small Cap Growth Portfolio - Class I	13,257	(60)	13,197
Ivy VIP Small Cap Growth Portfolio - Class II	512,157	(74,614)	437,543
Janus Henderson Balanced Portfolio - Service Shares	36,467	(83,534)	(47,067)
Janus Henderson Enterprise Portfolio - Service Shares	20,539	(35,822)	(15,283)
Janus Henderson Global Research Portfolio - Service Shares	4,247	(3,847)	400
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	144,603	(36,777)	107,826
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	3,738,300	(437,245)	3,301,055
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	186,840	(162,082)	24,758
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	—	(157)	(157)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	146,297	(34,753)	111,544
Lincoln iShares® Global Growth Allocation Fund - Standard Class	27,643	(27,434)	209
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	34,083	(16,364)	17,719
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	689,585	(202,775)	486,810
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	499,845	(128,806)	371,039
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	10,790	(58,012)	(47,222)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,946,001	(965,038)	980,963
LVIP American Balanced Allocation Fund - Service Class	1,004,468	(882,074)	122,394
LVIP American Balanced Allocation Fund - Standard Class	245,402	(202,583)	42,819
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	4,937,621	(1,028,718)	3,908,903
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	603,539	(223,493)	380,046
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	14	(21,461)	(21,447)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	902,463	(492,367)	410,096
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	28	(613)	(585)
LVIP American Global Growth Fund - Service Class II	2,764,912	(321,155)	2,443,757
LVIP American Global Small Capitalization Fund - Service Class II	372,744	(431,845)	(59,101)
LVIP American Growth Allocation Fund - Service Class	750,721	(178,332)	572,389
LVIP American Growth Allocation Fund - Standard Class	36,172	(6,177)	29,995
LVIP American Growth Fund - Service Class II	5,270,075	(674,502)	4,595,573
LVIP American Growth-Income Fund - Service Class II	5,761,810	(504,343)	5,257,467
LVIP American Income Allocation Fund - Standard Class	221	(466)	(245)
LVIP American International Fund - Service Class II	3,370,412	(576,635)	2,793,777
LVIP American Preservation Fund - Service Class	216,345	(154,488)	61,857
LVIP American Preservation Fund - Standard Class	7,518	(1,781)	5,737
LVIP Baron Growth Opportunities Fund - Service Class	1,351,248	(678,713)	672,535
LVIP Baron Growth Opportunities Fund - Standard Class	12,321	(15,288)	(2,967)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,042,964	(3,137,575)	1,905,389
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	14,312	(24,543)	(10,231)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	2,966,845	(7,203,315)	(4,236,470)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	155	(1,019)	(864)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	11,486,030	(780,048)	10,705,982
LVIP BlackRock Inflation Protected Bond Fund - Service Class	4,062,042	(8,039,176)	(3,977,134)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	216,438	(32,979)	183,459
LVIP BlackRock Multi-Asset Income Fund - Service Class	213,920	(994,133)	(780,213)
LVIP BlackRock Multi-Asset Income Fund - Standard Class	13,040	(33,344)	(20,304)
LVIP BlackRock Scientific Allocation Fund - Service Class	321,772	(50,064)	271,708
LVIP BlackRock Scientific Allocation Fund - Standard Class	1,842	(157)	1,685

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	7,348,467	(643,010)	6,705,457
LVIP Blended Core Equity Managed Volatility Fund - Service Class	3,690,520	(1,423,811)	2,266,709
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	229	(1,093)	(864)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	8,011,728	(598,700)	7,413,028
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	15,811	(20,684)	(4,873)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	6,441,192	(1,984,652)	4,456,540
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	9	(52)	(43)
LVIP Clarion Global Real Estate Fund - Service Class	496,095	(1,234,519)	(738,424)
LVIP Clarion Global Real Estate Fund - Standard Class	87,201	(24,774)	62,427
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,726,991	(452,460)	3,274,531
LVIP Delaware Bond Fund - Service Class	22,304,684	(14,074,811)	8,229,873
LVIP Delaware Bond Fund - Standard Class	190,822	(607,526)	(416,704)
LVIP Delaware Diversified Floating Rate Fund - Service Class	11,007,972	(5,782,361)	5,225,611
LVIP Delaware Diversified Floating Rate Fund - Standard Class	172,507	(93,486)	79,021
LVIP Delaware Social Awareness Fund - Service Class	173,529	(292,388)	(118,859)
LVIP Delaware Social Awareness Fund - Standard Class	18,737	(51,813)	(33,076)
LVIP Delaware Special Opportunities Fund - Service Class	1,161,156	(321,261)	839,895
LVIP Delaware Wealth Builder Fund - Service Class	290,034	(215,012)	75,022
LVIP Delaware Wealth Builder Fund - Standard Class	13,888	(28,980)	(15,092)
LVIP Dimensional International Core Equity Fund - Service Class	2,921,587	(186,312)	2,735,275
LVIP Dimensional International Core Equity Fund - Standard Class	551,591	(32,585)	519,006
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	14,162,566	(566,027)	13,596,539
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	31,087	(13,035)	18,052
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,850,474	(322,931)	1,527,543
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	230,493	(29,011)	201,482
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,017,263	(299,389)	1,717,874
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	454,943	(57,911)	397,032
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	7,949,888	(1,217,804)	6,732,084
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	52,258	(38,409)	13,849
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	9,486,459	(3,391,865)	6,094,594
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	890,887	(118,959)	771,928
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	1,073,972	(3,624,148)	(2,550,176)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	365	(1,895)	(1,530)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	8,903,734	(2,501,970)	6,401,764
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	3,469	(69)	3,400
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	538,632	(56,933)	481,699
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,813	(40)	1,773
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	1,356,799	(2,501,803)	(1,145,004)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	33	(34)	(1)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	322,500	(223)	322,277
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,095,538	(8,771,903)	(7,676,365)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,274	(261)	3,013
LVIP Global Growth Allocation Managed Risk Fund - Service Class	10,618,958	(39,737,659)	(29,118,701)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	150,350	(80,954)	69,396
LVIP Global Income Fund - Service Class	1,956,801	(7,347,913)	(5,391,112)
LVIP Global Income Fund - Standard Class	4,392	(17,167)	(12,775)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	8,452,691	(31,285,805)	(22,833,114)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	96,377	(42,694)	53,683
LVIP Goldman Sachs Income Builder Fund - Service Class	437,486	(199,530)	237,956
LVIP Goldman Sachs Income Builder Fund - Standard Class	53,912	(8,343)	45,569
LVIP Government Money Market Fund - Service Class	19,538,131	(14,280,679)	5,257,452
LVIP Government Money Market Fund - Standard Class	2,702,976	(2,340,350)	362,626
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	2,037,722	(1,575,963)	461,759
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	907,351	(1,058,384)	(151,033)
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	614	(415)	199
LVIP JPMorgan High Yield Fund - Service Class	2,504,632	(2,566,566)	(61,934)
LVIP JPMorgan High Yield Fund - Standard Class	81,214	(15,047)	66,167
LVIP JPMorgan Retirement Income Fund - Service Class	391,118	(55,043)	336,075
LVIP JPMorgan Retirement Income Fund - Standard Class	10,477	(116)	10,361
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,516,724	(2,797,086)	(280,362)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	537	(1,765)	(1,228)
LVIP Loomis Sayles Global Growth Fund - Service Class	8,838	(1,822)	7,016

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Loomis Sayles Global Growth Fund - Standard Class	1,158	(5)	1,153
LVIP MFS International Equity Managed Volatility Fund - Service Class	13,098,894	(364,711)	12,734,183
LVIP MFS International Growth Fund - Service Class	2,434,469	(759,339)	1,675,130
LVIP MFS International Growth Fund - Standard Class	43,173	(2,376)	40,797
LVIP MFS Value Fund - Service Class	2,242,952	(3,497,065)	(1,254,113)
LVIP MFS Value Fund - Standard Class	138,893	(116,097)	22,796
LVIP Mondrian International Value Fund - Service Class	1,103,662	(1,485,595)	(381,933)
LVIP Mondrian International Value Fund - Standard Class	15,055	(67,506)	(52,451)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,819,878	(260,358)	1,559,520
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	1,201	(17,340)	(16,139)
LVIP PIMCO Low Duration Bond Fund - Service Class	10,736,865	(2,863,940)	7,872,925
LVIP PIMCO Low Duration Bond Fund - Standard Class	454,866	(545,938)	(91,072)
LVIP SSGA Bond Index Fund - Service Class	3,785,886	(10,450,938)	(6,665,052)
LVIP SSGA Bond Index Fund - Standard Class	802,373	(531,083)	271,290
LVIP SSGA Conservative Index Allocation Fund - Service Class	762,683	(936,037)	(173,354)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	7,851	(26)	7,825
LVIP SSGA Conservative Structured Allocation Fund - Service Class	458,101	(2,201,063)	(1,742,962)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	75,395	(43,009)	32,386
LVIP SSGA Developed International 150 Fund - Service Class	1,064,946	(1,056,088)	8,858
LVIP SSGA Developed International 150 Fund - Standard Class	18,932	(7,000)	11,932
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,351,915	(1,376,389)	(24,474)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	185,966	(10,980)	174,986
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	19,991	—	19,991
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,859,282	(5,941,323)	(4,082,041)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	6,770	(4,030)	2,740
LVIP SSGA International Index Fund - Service Class	2,782,823	(1,578,616)	1,204,207
LVIP SSGA International Index Fund - Standard Class	239,621	(47,056)	192,565
LVIP SSGA International Managed Volatility Fund - Service Class	2,641,854	(2,152,557)	489,297
LVIP SSGA International Managed Volatility Fund - Standard Class	1,060	(845)	215
LVIP SSGA Large Cap 100 Fund - Service Class	807,234	(1,592,221)	(784,987)
LVIP SSGA Large Cap 100 Fund - Standard Class	44,571	(18,468)	26,103
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	12,123,153	(519,331)	11,603,822
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(2,732)	(2,732)
LVIP SSGA Mid-Cap Index Fund - Service Class	3,366,537	(295,312)	3,071,225
LVIP SSGA Mid-Cap Index Fund - Standard Class	181,314	(28,273)	153,041
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,691,866	(1,399,101)	292,765
LVIP SSGA Moderate Index Allocation Fund - Standard Class	104,593	(14,245)	90,348
LVIP SSGA Moderate Structured Allocation Fund - Service Class	990,420	(5,582,021)	(4,591,601)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	155,180	(91,919)	63,261
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	3,204,879	(1,128,129)	2,076,750
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	196,944	(685)	196,259
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,206,830	(3,271,256)	(2,064,426)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	71,266	(81,114)	(9,848)
LVIP SSGA S&P 500 Index Fund - Service Class	4,617,548	(4,859,940)	(242,392)
LVIP SSGA S&P 500 Index Fund - Standard Class	1,375,765	(622,438)	753,327
LVIP SSGA Short-Term Bond Index Fund - Service Class	4,861,627	(524,132)	4,337,495
LVIP SSGA Short-Term Bond Index Fund - Standard Class	72,468	(1,474)	70,994
LVIP SSGA Small-Cap Index Fund - Service Class	3,285,840	(853,296)	2,432,544
LVIP SSGA Small-Cap Index Fund - Standard Class	308,451	(65,399)	243,052
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	842,824	(570,626)	272,198
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	103,648	(98,146)	5,502
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	9,897,578	(547,613)	9,349,965
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	1,074	(3,879)	(2,805)
LVIP T. Rowe Price 2010 Fund - Service Class	34,737	(63,470)	(28,733)
LVIP T. Rowe Price 2020 Fund - Service Class	54,982	(127,155)	(72,173)
LVIP T. Rowe Price 2030 Fund - Service Class	32,578	(80,531)	(47,953)
LVIP T. Rowe Price 2040 Fund - Service Class	35,513	(50,754)	(15,241)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,654,158	(1,442,985)	211,173
LVIP T. Rowe Price Growth Stock Fund - Standard Class	113,046	(48,686)	64,360
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,370,545	(335,268)	1,035,277
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	23,392	(90,198)	(66,806)
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	167,252	(4)	167,248

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	18,000,149	(1,438,762)	16,561,387
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	43	(257)	(214)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,596,650	(1,183,500)	2,413,150
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	108,110	(8,596)	99,514
LVIP Vanguard International Equity ETF Fund - Service Class	5,035,313	(537,844)	4,497,469
LVIP Vanguard International Equity ETF Fund - Standard Class	533,667	(56,210)	477,457
LVIP Wellington Capital Growth Fund - Service Class	1,289,760	(1,757,207)	(467,447)
LVIP Wellington Capital Growth Fund - Standard Class	63,876	(9,636)	54,240
LVIP Wellington Mid-Cap Value Fund - Service Class	832,452	(413,221)	419,231
LVIP Wellington Mid-Cap Value Fund - Standard Class	16,105	(985)	15,120
LVIP Western Asset Core Bond Fund - Service Class	8,306,607	(406,975)	7,899,632
LVIP Western Asset Core Bond Fund - Standard Class	342,750	(11,567)	331,183
MFS® VIT Growth Series - Initial Class	65,161	(25,989)	39,172
MFS® VIT Growth Series - Service Class	1,190,571	(342,073)	848,498
MFS® VIT Total Return Series - Initial Class	40,656	(56,952)	(16,296)
MFS® VIT Total Return Series - Service Class	1,204,204	(363,810)	840,394
MFS® VIT Utilities Series - Initial Class	6,467	(29,826)	(23,359)
MFS® VIT Utilities Series - Service Class	194,516	(1,064,300)	(869,784)
MFS® VIT II Core Equity Portfolio - Service Class	3,358	(10,917)	(7,559)
MFS® VIT II International Value Portfolio - Initial Class	42,786	(43,416)	(630)
MFS® VIT II International Value Portfolio - Service Class	443,649	(318,699)	124,950
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	2,640	(933)	1,707
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	104,178	(84,016)	20,162
Morgan Stanley VIF Growth Portfolio - Class II	20,108	(15,856)	4,252
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	21,994	(141,503)	(119,509)
Oppenheimer Global Fund/VA Service Shares	27,400	(34,405)	(7,005)
Oppenheimer International Growth Fund/VA Non-Service Shares	9,130	(73,549)	(64,419)
Oppenheimer International Growth Fund/VA Service Shares	395,194	(213,990)	181,204
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	10,594	(3,190)	7,404
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	303,918	(147,931)	155,987
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	92,754	(35,722)	57,032
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	4,549	(3,804)	745
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	449,582	(509,145)	(59,563)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	5,095	(6,357)	(1,262)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	102,265	(41,105)	61,160
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	228	(43)	185
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	30,243	(53,059)	(22,816)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	5,492	(4,348)	1,144
Putnam VT Equity Income Fund - Class IB	7,623	(8,361)	(738)
Putnam VT George Putnam Balanced Fund - Class IA	30	(20,136)	(20,106)
Putnam VT George Putnam Balanced Fund - Class IB	1,376,160	(297,500)	1,078,660
Putnam VT Global Health Care Fund - Class IA	15,992	(6,666)	9,326
Putnam VT Global Health Care Fund - Class IB	361,981	(324,831)	37,150
Putnam VT Income Fund - Class IA	3,809	—	3,809
Putnam VT Income Fund - Class IB	183,925	(123,380)	60,545
Putnam VT Multi-Asset Absolute Return Fund - Class IB	49,257	(32,301)	16,956
QS Variable Conservative Growth - Class II	323,480	(11,192)	312,288
Rational Trend Aggregation VA Fund	2,787	(12,042)	(9,255)
SEI VP Market Growth Strategy Fund - Class II	196,668	(8,255)	188,413
SEI VP Market Growth Strategy Fund - Class III	47,034	(38,825)	8,209
SEI VP Market Plus Strategy Fund - Class III	15,595	(3,455)	12,140
Templeton Foreign VIP Fund - Class 1	4,700	(2,896)	1,804
Templeton Foreign VIP Fund - Class 4	93,292	(27,863)	65,429
Templeton Global Bond VIP Fund - Class 1	226,976	(57,409)	169,567
Templeton Global Bond VIP Fund - Class 2	360,895	(2,497,714)	(2,136,819)
Templeton Global Bond VIP Fund - Class 4	558,624	(330,593)	228,031
Templeton Growth VIP Fund - Class 2	153,335	(354,909)	(201,574)
VanEck VIP Global Hard Assets Fund - Class S Shares	165,468	(175,625)	(10,157)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	9,225	(5,205)	4,020
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	252,675	(148,855)	103,820
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	4,250	(63,531)	(59,281)
Virtus Rampart Equity Trend Series - Class A Shares	27,836	(169,111)	(141,275)
Virtus Rampart Equity Trend Series - Class I Shares	—	(5)	(5)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

The change in units outstanding for the year ended December 31, 2017, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	299,224	(384,346)	(85,122)
AB VPS Growth and Income Portfolio - Class B	431	(431)	—
AB VPS International Value Portfolio - Class B	211	(409)	(198)
AB VPS Large Cap Growth Portfolio - Class B	29,657	(148,699)	(119,042)
AB VPS Small/Mid Cap Value Portfolio - Class A	6,449	(4,154)	2,295
AB VPS Small/Mid Cap Value Portfolio - Class B	647,353	(590,131)	57,222
ALPS/Alerian Energy Infrastructure Portfolio - Class I	32,879	(5,354)	27,525
ALPS/Alerian Energy Infrastructure Portfolio - Class III	279,504	(256,759)	22,745
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	10,068	(8,394)	1,674
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	303,243	(91,541)	211,702
ALPS/Stadion Core ETF Portfolio - Class I	—	(234)	(234)
ALPS/Stadion Core ETF Portfolio - Class III	563,927	(86,054)	477,873
ALPS/Stadion Tactical Growth Portfolio - Class III	130,017	(80,659)	49,358
American Century VP Balanced Fund - Class I	8,420	(2,129)	6,291
American Century VP Balanced Fund - Class II	3,010,896	(444,805)	2,566,091
American Century VP Inflation Protection Fund - Class II	3,949	(4,099)	(150)
American Century VP Large Company Value Fund - Class I	35,339	(2,155)	33,184
American Century VP Large Company Value Fund - Class II	385,294	(26,501)	358,793
American Funds Asset Allocation Fund - Class 1	335,992	(105,158)	230,834
American Funds Asset Allocation Fund - Class 1A	380,555	(22,255)	358,300
American Funds Asset Allocation Fund - Class 4	2,685,595	(729,839)	1,955,756
American Funds Blue Chip Income and Growth Fund - Class 1	71,362	(41,217)	30,145
American Funds Blue Chip Income and Growth Fund - Class 1A	55,330	(1,369)	53,961
American Funds Blue Chip Income and Growth Fund - Class 4	910,441	(393,670)	516,771
American Funds Bond Fund - Class 1	238,587	(13,288)	225,299
American Funds Bond Fund - Class 1A	129,694	(26,477)	103,217
American Funds Capital Income Builder® - Class 1	7,820	(10,408)	(2,588)
American Funds Capital Income Builder® - Class 1A	74,688	(33,807)	40,881
American Funds Capital Income Builder® - Class 4	953,592	(466,454)	487,138
American Funds Global Balanced Fund - Class 1	51	(7,142)	(7,091)
American Funds Global Balanced Fund - Class 1A	20,229	(8)	20,221
American Funds Global Bond Fund - Class 1	58,123	(14,517)	43,606
American Funds Global Bond Fund - Class 1A	6,016	(10)	6,006
American Funds Global Growth and Income Fund - Class 1	12,654	(35,833)	(23,179)
American Funds Global Growth and Income Fund - Class 1A	9,883	(252)	9,631
American Funds Global Growth Fund - Class 1	16,004	(36,380)	(20,376)
American Funds Global Growth Fund - Class 1A	144,915	(10,206)	134,709
American Funds Global Growth Fund - Class 2	329,027	(1,959,763)	(1,630,736)
American Funds Global Growth Fund - Class 4	1,310,971	(122,270)	1,188,701
American Funds Global Small Capitalization Fund - Class 1	6,900	(5,008)	1,892
American Funds Global Small Capitalization Fund - Class 1A	14,818	(21)	14,797
American Funds Global Small Capitalization Fund - Class 2	163,860	(2,968,432)	(2,804,572)
American Funds Global Small Capitalization Fund - Class 4	374,391	(60,589)	313,802
American Funds Growth Fund - Class 1	67,929	(67,773)	156
American Funds Growth Fund - Class 1A	232,138	(7,442)	224,696
American Funds Growth Fund - Class 2	425,505	(8,527,266)	(8,101,761)
American Funds Growth Fund - Class 4	2,899,548	(220,677)	2,678,871
American Funds Growth-Income Fund - Class 1	63,952	(20,805)	43,147
American Funds Growth-Income Fund - Class 1A	183,001	(1,924)	181,077
American Funds Growth-Income Fund - Class 2	193,405	(11,503,272)	(11,309,867)
American Funds Growth-Income Fund - Class 4	2,226,771	(180,099)	2,046,672
American Funds High-Income Bond Fund - Class 1	35,948	(10,386)	25,562
American Funds High-Income Bond Fund - Class 1A	37,572	(601)	36,971
American Funds International Fund - Class 1	118,328	(34,809)	83,519
American Funds International Fund - Class 1A	135,324	(9,324)	126,000
American Funds International Fund - Class 2	328,270	(5,811,880)	(5,483,610)
American Funds International Fund - Class 4	1,226,567	(232,743)	993,824
American Funds International Growth and Income Fund - Class 1	24,289	(25,136)	(847)
American Funds International Growth and Income Fund - Class 1A	54,159	(71)	54,088

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Managed Risk Asset Allocation Fund - Class P1	57,211	(83,685)	(26,474)
American Funds Managed Risk Asset Allocation Fund - Class P2	2,337,058	(334,194)	2,002,864
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	4,647	(10,681)	(6,034)
American Funds Managed Risk Growth Fund - Class P1	6,760	(9,671)	(2,911)
American Funds Managed Risk Growth-Income Fund - Class P1	5,718	(5,902)	(184)
American Funds Managed Risk International Fund - Class P1	13,013	(16,386)	(3,373)
American Funds Mortgage Fund - Class 1	4,546	(654)	3,892
American Funds Mortgage Fund - Class 1A	9,824	(511)	9,313
American Funds Mortgage Fund - Class 4	266,484	(219,742)	46,742
American Funds New World Fund® - Class 1	73,207	(46,022)	27,185
American Funds New World Fund® - Class 1A	52,481	(1,052)	51,429
American Funds New World Fund® - Class 4	708,823	(231,626)	477,197
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	1,311	(6,754)	(5,443)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	99,315	(70,134)	29,181
BlackRock Global Allocation V.I. Fund - Class I	76,581	(13,415)	63,166
BlackRock Global Allocation V.I. Fund - Class III	1,081,015	(7,540,631)	(6,459,616)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	426	(17)	409
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	104,811	(36,264)	68,547
ClearBridge Variable Aggressive Growth Portfolio - Class I	9,989	(2,961)	7,028
ClearBridge Variable Aggressive Growth Portfolio - Class II	279,916	(245,919)	33,997
ClearBridge Variable Large Cap Growth Portfolio - Class I	29,581	(61)	29,520
ClearBridge Variable Large Cap Growth Portfolio - Class II	1,268,702	(38,620)	1,230,082
ClearBridge Variable Mid Cap Portfolio - Class I	17,513	(2,349)	15,164
ClearBridge Variable Mid Cap Portfolio - Class II	797,386	(219,794)	577,592
Columbia VP Commodity Strategy Fund - Class 1	15,807	(197)	15,610
Columbia VP Commodity Strategy Fund - Class 2	48,470	(1,614)	46,856
Columbia VP Emerging Markets Bond Fund - Class 1	35,044	(11,377)	23,667
Columbia VP Emerging Markets Bond Fund - Class 2	117,263	(8,537)	108,726
Columbia VP Strategic Income Fund - Class 1	4,167	(4,167)	—
Columbia VP Strategic Income Fund - Class 2	296,573	(16,200)	280,373
Delaware VIP® Diversified Income Series - Service Class	13,940,901	(1,218,034)	12,722,867
Delaware VIP® Diversified Income Series - Standard Class	231,150	(60,666)	170,484
Delaware VIP® Emerging Markets Series - Service Class	908,648	(2,462,531)	(1,553,883)
Delaware VIP® Emerging Markets Series - Standard Class	28,060	(14,131)	13,929
Delaware VIP® High Yield Series - Service Class	281,468	(1,154,211)	(872,743)
Delaware VIP® High Yield Series - Standard Class	122,505	(255,001)	(132,496)
Delaware VIP® International Value Equity Series - Standard Class	19	(1,264)	(1,245)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,480,693	(6,134,091)	(1,653,398)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	41,142	(9,679)	31,463
Delaware VIP® REIT Series - Service Class	430,366	(973,493)	(543,127)
Delaware VIP® REIT Series - Standard Class	23,195	(17,042)	6,153
Delaware VIP® Small Cap Value Series - Service Class	1,396,071	(1,191,710)	204,361
Delaware VIP® Small Cap Value Series - Standard Class	15,493	(24,795)	(9,302)
Delaware VIP® Smid Cap Core Series - Service Class	343,876	(872,036)	(528,160)
Delaware VIP® Smid Cap Core Series - Standard Class	7,928	(34,515)	(26,587)
Delaware VIP® U.S. Growth Series - Service Class	56,794	(2,662,627)	(2,605,833)
Delaware VIP® U.S. Growth Series - Standard Class	8,419	(8,419)	—
Delaware VIP® Value Series - Service Class	632,095	(1,960,252)	(1,328,157)
Delaware VIP® Value Series - Standard Class	74,316	(70,991)	3,325
DWS Alternative Asset Allocation VIP Portfolio - Class A	31,442	(13,764)	17,678
DWS Alternative Asset Allocation VIP Portfolio - Class B	398,183	(500,510)	(102,327)
DWS Equity 500 Index VIP Portfolio - Class A	9,928	(73,197)	(63,269)
DWS Small Cap Index VIP Portfolio - Class A	10,698	(23,299)	(12,601)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	124,891	(9,138)	115,753
Eaton Vance VT Floating-Rate Income Fund - Initial Class	980,990	(452,180)	528,810
Fidelity® VIP Contrafund® Portfolio - Initial Class	22,889	(11,890)	10,999
Fidelity® VIP Contrafund® Portfolio - Service Class	8,145	(8,145)	—
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,017,351	(3,532,500)	(2,515,149)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	598,890	(63,516)	535,374
Fidelity® VIP Growth Portfolio - Initial Class	38,465	(42,579)	(4,114)
Fidelity® VIP Growth Portfolio - Service Class 2	1,497,928	(1,198,310)	299,618
Fidelity® VIP Mid Cap Portfolio - Initial Class	61,807	(21,307)	40,500

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,269,161	(2,463,606)	(1,194,445)
Fidelity® VIP Overseas Portfolio - Service Class 2	654	(654)	—
Fidelity® VIP Strategic Income Portfolio - Initial Class	20,641	(9,894)	10,747
Fidelity® VIP Strategic Income Portfolio - Service Class 2	893,631	(218,782)	674,849
First Trust Dorsey Wright Tactical Core Portfolio - Class I	261,713	(37,596)	224,117
First Trust Multi Income Allocation Portfolio - Class I	117,348	(92,737)	24,611
First Trust Multi Income Allocation Portfolio - Class II	—	(259)	(259)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	6,024,777	(271,712)	5,753,065
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	15,650	(22)	15,628
Franklin Founding Funds Allocation VIP Fund - Class 4	167,629	(58,932)	108,697
Franklin Income VIP Fund - Class 1	5,516	(1,296)	4,220
Franklin Income VIP Fund - Class 2	1,106,354	(4,070,990)	(2,964,636)
Franklin Income VIP Fund - Class 4	2,469,694	(271,576)	2,198,118
Franklin Mutual Shares VIP Fund - Class 1	16,911	(2,496)	14,415
Franklin Mutual Shares VIP Fund - Class 2	776,200	(4,190,484)	(3,414,284)
Franklin Mutual Shares VIP Fund - Class 4	993,067	(61,767)	931,300
Franklin Rising Dividends VIP Fund - Class 1	6,865	(12,614)	(5,749)
Franklin Rising Dividends VIP Fund - Class 4	425,632	(168,606)	257,026
Franklin Small Cap Value VIP Fund - Class 1	18,506	(3,492)	15,014
Franklin Small Cap Value VIP Fund - Class 4	203,365	(148,962)	54,403
Franklin Small-Mid Cap Growth VIP Fund - Class 1	7,647	(7,979)	(332)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	186,203	(60,936)	125,267
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	134,078	(233,322)	(99,244)
Goldman Sachs VIT Government Money Market Fund - Service Shares	840,372	(2,118,094)	(1,277,722)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	88,830	(588,246)	(499,416)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	25,082	(50,066)	(24,984)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	5,185	(585)	4,600
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	133,253	(133,627)	(374)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	—	(149)	(149)
Guggenheim VT Long Short Equity	144,184	(62,228)	81,956
Guggenheim VT Multi-Hedge Strategies	121,324	(76,831)	44,493
Hartford Capital Appreciation HLS Fund - Class IA	2,421	(2,416)	5
Hartford Capital Appreciation HLS Fund - Class IC	219,854	(99,615)	120,239
Invesco V.I. American Franchise Fund - Series I Shares	6,169	(36,197)	(30,028)
Invesco V.I. American Franchise Fund - Series II Shares	611	(5,107)	(4,496)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	51,614	(1,758)	49,856
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	326,956	(195,222)	131,734
Invesco V.I. Comstock Fund - Series I Shares	4,578	(6,622)	(2,044)
Invesco V.I. Comstock Fund - Series II Shares	125,539	(35,218)	90,321
Invesco V.I. Core Equity Fund - Series I Shares	1,033	(65,678)	(64,645)
Invesco V.I. Core Equity Fund - Series II Shares	2,475	(18,339)	(15,864)
Invesco V.I. Diversified Dividend Fund - Series I Shares	9,668	(3,353)	6,315
Invesco V.I. Diversified Dividend Fund - Series II Shares	422,323	(231,258)	191,065
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	14,021	(11,480)	2,541
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,957,291	(327,441)	4,629,850
Invesco V.I. Equity and Income Fund - Series I Shares	4,049	(1,711)	2,338
Invesco V.I. Equity and Income Fund - Series II Shares	666,415	(70,048)	596,367
Invesco V.I. International Growth Fund - Series I Shares	21,237	(19,927)	1,310
Invesco V.I. International Growth Fund - Series II Shares	695,839	(226,105)	469,734
Ivy VIP Asset Strategy Portfolio - Class II	78,265	(179,452)	(101,187)
Ivy VIP Energy Portfolio - Class II	535,292	(499,714)	35,578
Ivy VIP High Income Portfolio - Class I	10,018	(461)	9,557
Ivy VIP High Income Portfolio - Class II	776,331	(269,620)	506,711
Ivy VIP Micro Cap Growth Portfolio - Class I	9,227	(7)	9,220
Ivy VIP Micro Cap Growth Portfolio - Class II	173,162	(113,878)	59,284
Ivy VIP Mid Cap Growth Portfolio - Class I	31,605	(652)	30,953
Ivy VIP Mid Cap Growth Portfolio - Class II	200,652	(34,875)	165,777
Ivy VIP Science and Technology Portfolio - Class I	13,550	(2,104)	11,446
Ivy VIP Science and Technology Portfolio - Class II	587,856	(107,537)	480,319
Janus Henderson Balanced Portfolio - Service Shares	36,144	(91,248)	(55,104)
Janus Henderson Enterprise Portfolio - Service Shares	9,395	(32,822)	(23,427)
Janus Henderson Global Research Portfolio - Service Shares	748	(10,236)	(9,488)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	88,289	(5,841)	82,448
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	4,834,134	(65,097)	4,769,037
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	230,582	(79,834)	150,748
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	5,042	(26)	5,016
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	92,162	(19,969)	72,193
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	4,769	(17,911)	(13,142)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	169,993	(1,000,607)	(830,614)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	54,807	(8,829)	45,978
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	72,077	(823)	71,254
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	844,897	(205,222)	639,675
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	205,845	(75,615)	130,230
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	20,695	(67,382)	(46,687)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,231,951	(623,603)	608,348
LVIP American Balanced Allocation Fund - Service Class	1,858,023	(285,918)	1,572,105
LVIP American Balanced Allocation Fund - Standard Class	124,041	(63,310)	60,731
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	6,410,483	(1,263,928)	5,146,555
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	472,310	(349,717)	122,593
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	7	(634)	(627)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	959,312	(972,567)	(13,255)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	25	(25,813)	(25,788)
LVIP American Global Growth Fund - Service Class II	2,066,261	(292,922)	1,773,339
LVIP American Global Small Capitalization Fund - Service Class II	281,136	(462,501)	(181,365)
LVIP American Growth Allocation Fund - Service Class	1,004,045	(177,553)	826,492
LVIP American Growth Allocation Fund - Standard Class	43,355	(108,807)	(65,452)
LVIP American Growth Fund - Service Class II	4,464,301	(289,977)	4,174,324
LVIP American Growth-Income Fund - Service Class II	4,284,239	(199,187)	4,085,052
LVIP American Income Allocation Fund - Standard Class	1,940	(348)	1,592
LVIP American International Fund - Service Class II	1,801,738	(670,361)	1,131,377
LVIP American Preservation Fund - Service Class	227,138	(224,077)	3,061
LVIP American Preservation Fund - Standard Class	1,671	(687)	984
LVIP Baron Growth Opportunities Fund - Service Class	877,662	(955,485)	(77,823)
LVIP Baron Growth Opportunities Fund - Standard Class	7,324	(5,807)	1,517
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,381,000	(2,541,030)	2,839,970
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	7,349	(892)	6,457
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	3,274,701	(9,220,937)	(5,946,236)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	125	(371)	(246)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	10,782,300	(113,594)	10,668,706
LVIP BlackRock Inflation Protected Bond Fund - Service Class	7,019,526	(3,231,482)	3,788,044
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	114,493	(5,376)	109,117
LVIP BlackRock Multi-Asset Income Fund - Service Class	243,759	(106,820)	136,939
LVIP BlackRock Multi-Asset Income Fund - Standard Class	1,354	(6,551)	(5,197)
LVIP BlackRock Scientific Allocation Fund - Service Class	157,156	(25,888)	131,268
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	10,010,148	(921,026)	9,089,122
LVIP Blended Core Equity Managed Volatility Fund - Service Class	2,221,476	(1,478,463)	743,013
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	—	(534)	(534)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	3,299,339	(1,502,801)	1,796,538
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	7,092	(26,130)	(19,038)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	1,433,837	(4,271,113)	(2,837,276)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	3,745	(4,407)	(662)
LVIP Clarion Global Real Estate Fund - Service Class	740,287	(1,130,757)	(390,470)
LVIP Clarion Global Real Estate Fund - Standard Class	26,118	(714)	25,404
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	2,702,185	(329,580)	2,372,605
LVIP Delaware Bond Fund - Service Class	22,471,288	(3,158,050)	19,313,238
LVIP Delaware Bond Fund - Standard Class	243,362	(746,768)	(503,406)
LVIP Delaware Diversified Floating Rate Fund - Service Class	9,590,830	(3,032,807)	6,558,023
LVIP Delaware Diversified Floating Rate Fund - Standard Class	129,199	(70,415)	58,784
LVIP Delaware Social Awareness Fund - Service Class	133,305	(437,006)	(303,701)
LVIP Delaware Social Awareness Fund - Standard Class	6,295	(48,176)	(41,881)
LVIP Delaware Special Opportunities Fund - Service Class	925,674	(372,481)	553,193
LVIP Delaware Wealth Builder Fund - Service Class	221,560	(281,445)	(59,885)
LVIP Delaware Wealth Builder Fund - Standard Class	13,103	(23,918)	(10,815)
LVIP Dimensional International Core Equity Fund - Service Class	2,611,149	(125,089)	2,486,060

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Dimensional International Core Equity Fund - Standard Class	168,381	(34,353)	134,028
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	5,220,544	(1,470,695)	3,749,849
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	9,606	(27,563)	(17,957)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,840,402	(462,809)	1,377,593
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	233,659	(77,839)	155,820
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,116,896	(576,144)	1,540,752
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	176,550	(37,712)	138,838
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	6,983,933	(1,410,899)	5,573,034
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	22,660	(128,982)	(106,322)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	10,239,588	(1,290,013)	8,949,575
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	447,043	(162,358)	284,685
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	616,099	(4,370,053)	(3,753,954)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	—	(7,908)	(7,908)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	3,550,583	(5,632,897)	(2,082,314)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	555,131	(90,581)	464,550
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,204	—	1,204
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	3,920,761	(1,366,101)	2,554,660
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	13	—	13
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	706,737	(11,516,141)	(10,809,404)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	45	(186)	(141)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	7,925,774	(50,954,269)	(43,028,495)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	226,049	(10,263)	215,786
LVIP Global Income Fund - Service Class	5,083,322	(1,584,180)	3,499,142
LVIP Global Income Fund - Standard Class	12,157	(4,518)	7,639
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,086,582	(42,635,929)	(36,549,347)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	25,442	(2,595)	22,847
LVIP Goldman Sachs Income Builder Fund - Service Class	590,031	(86,381)	503,650
LVIP Goldman Sachs Income Builder Fund - Standard Class	2,138	(822)	1,316
LVIP Government Money Market Fund - Service Class	13,212,925	(14,104,681)	(891,756)
LVIP Government Money Market Fund - Standard Class	1,638,838	(1,976,959)	(338,121)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	4,098,008	(1,085,888)	3,012,120
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	668,333	(1,265,381)	(597,048)
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	52	(543)	(491)
LVIP JPMorgan High Yield Fund - Service Class	2,099,726	(2,008,978)	90,748
LVIP JPMorgan High Yield Fund - Standard Class	20,689	(5,596)	15,093
LVIP JPMorgan Retirement Income Fund - Service Class	132,248	(3,776)	128,472
LVIP JPMorgan Retirement Income Fund - Standard Class	70,369	(22)	70,347
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	3,633,109	(1,979,897)	1,653,212
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	11,058	(7,443)	3,615
LVIP MFS International Equity Managed Volatility Fund - Service Class	5,004,170	(1,429,446)	3,574,724
LVIP MFS International Growth Fund - Service Class	1,272,180	(1,730,071)	(457,891)
LVIP MFS International Growth Fund - Standard Class	7,034	(9,605)	(2,571)
LVIP MFS Value Fund - Service Class	1,789,050	(3,444,826)	(1,655,776)
LVIP MFS Value Fund - Standard Class	127,004	(5,206)	121,798
LVIP Mondrian International Value Fund - Service Class	507,582	(3,163,640)	(2,656,058)
LVIP Mondrian International Value Fund - Standard Class	11,305	(85,302)	(73,997)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,199,612	(311,323)	888,289
LVIP PIMCO Low Duration Bond Fund - Service Class	8,415,176	(3,579,086)	4,836,090
LVIP PIMCO Low Duration Bond Fund - Standard Class	247,923	(61,079)	186,844
LVIP SSGA Bond Index Fund - Service Class	5,141,187	(4,529,205)	611,982
LVIP SSGA Bond Index Fund - Standard Class	149,981	(7,061)	142,920
LVIP SSGA Conservative Index Allocation Fund - Service Class	562,973	(768,277)	(205,304)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	672,996	(1,552,254)	(879,258)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	8,465	(4,895)	3,570
LVIP SSGA Developed International 150 Fund - Service Class	1,314,894	(1,523,014)	(208,120)
LVIP SSGA Developed International 150 Fund - Standard Class	15,191	(7,772)	7,419
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,327,403	(2,013,574)	(686,171)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	84,832	(26,667)	58,165
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,466,902	(6,504,597)	(5,037,695)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	11,506	(1,490)	10,016
LVIP SSGA International Index Fund - Service Class	1,759,445	(3,551,564)	(1,792,119)
LVIP SSGA International Index Fund - Standard Class	163,076	(57,326)	105,750

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA International Managed Volatility Fund - Service Class	1,585,572	(4,681,002)	(3,095,430)
LVIP SSGA International Managed Volatility Fund - Standard Class	2,759	(4,729)	(1,970)
LVIP SSGA Large Cap 100 Fund - Service Class	1,173,772	(1,437,764)	(263,992)
LVIP SSGA Large Cap 100 Fund - Standard Class	47,849	(18,302)	29,547
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	5,308,927	(1,083,478)	4,225,449
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(124)	(124)
LVIP SSGA Mid-Cap Index Fund - Service Class	2,802,139	(117,200)	2,684,939
LVIP SSGA Mid-Cap Index Fund - Standard Class	108,876	(10,068)	98,808
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,545,273	(1,442,783)	102,490
LVIP SSGA Moderate Index Allocation Fund - Standard Class	16,512	(13,978)	2,534
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,609,416	(4,705,443)	(3,096,027)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	2,703	(4,288)	(1,585)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,182,155	(1,043,618)	138,537
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	23,838	(13)	23,825
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,983,961	(2,608,654)	(624,693)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	139,934	(2,056)	137,878
LVIP SSGA S&P 500 Index Fund - Service Class	4,269,125	(3,430,436)	838,689
LVIP SSGA S&P 500 Index Fund - Standard Class	422,872	(292,054)	130,818
LVIP SSGA Small-Cap Index Fund - Service Class	1,807,683	(1,579,800)	227,883
LVIP SSGA Small-Cap Index Fund - Standard Class	214,000	(17,931)	196,069
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	876,923	(664,053)	212,870
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	106,634	(15,905)	90,729
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	6,305,703	(930,188)	5,375,515
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	369	(4,770)	(4,401)
LVIP T. Rowe Price 2010 Fund - Service Class	103,790	(85,723)	18,067
LVIP T. Rowe Price 2020 Fund - Service Class	6,287	(102,875)	(96,588)
LVIP T. Rowe Price 2030 Fund - Service Class	31,661	(68,316)	(36,655)
LVIP T. Rowe Price 2040 Fund - Service Class	121,241	(98,981)	22,260
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,413,706	(1,623,624)	(209,918)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	50,744	(10,916)	39,828
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,092,262	(281,955)	810,307
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	75,550	(23,456)	52,094
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	23,495,981	(1,630,656)	21,865,325
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	—	(269)	(269)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,081,239	(916,086)	2,165,153
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	46,694	(5,151)	41,543
LVIP Vanguard International Equity ETF Fund - Service Class	3,469,065	(562,518)	2,906,547
LVIP Vanguard International Equity ETF Fund - Standard Class	76,066	(26,724)	49,342
LVIP Wellington Capital Growth Fund - Service Class	187,676	(2,646,565)	(2,458,889)
LVIP Wellington Capital Growth Fund - Standard Class	13,115	(8,972)	4,143
LVIP Wellington Mid-Cap Value Fund - Service Class	861,341	(650,988)	210,353
LVIP Wellington Mid-Cap Value Fund - Standard Class	7,242	(2,827)	4,415
LVIP Western Asset Core Bond Fund - Service Class	3,838,501	(63,512)	3,774,989
LVIP Western Asset Core Bond Fund - Standard Class	61,058	(151)	60,907
MFS® VIT Growth Series - Initial Class	51,330	(56,919)	(5,589)
MFS® VIT Growth Series - Service Class	639,363	(447,034)	192,329
MFS® VIT Total Return Series - Initial Class	16,946	(81,162)	(64,216)
MFS® VIT Total Return Series - Service Class	2,389,005	(289,361)	2,099,644
MFS® VIT Utilities Series - Initial Class	9,109	(34,736)	(25,627)
MFS® VIT Utilities Series - Service Class	216,223	(1,110,657)	(894,434)
MFS® VIT II Core Equity Portfolio - Service Class	1,695	(9,574)	(7,879)
MFS® VIT II International Value Portfolio - Initial Class	60,478	(9,156)	51,322
MFS® VIT II International Value Portfolio - Service Class	903,616	(222,017)	681,599
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	22,697	(3,530)	19,167
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	198,159	(166,014)	32,145
Morgan Stanley VIF Growth Portfolio - Class II	19,862	(14,230)	5,632
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	24,269	(177,055)	(152,786)
Oppenheimer Global Fund/VA Service Shares	14,928	(64,171)	(49,243)
Oppenheimer International Growth Fund/VA Non-Service Shares	68,472	(3,482)	64,990
Oppenheimer International Growth Fund/VA Service Shares	477,595	(199,729)	277,866
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	9,254	(4,688)	4,566
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	211,934	(94,599)	117,335

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	157,970	(28,947)	129,023
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	633	(176)	457
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	559,751	(622,085)	(62,334)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	340	(9)	331
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	84,035	(59,641)	24,394
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	573	—	573
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	131,530	(95,669)	35,861
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	6,970	(6,428)	542
Putnam VT Equity Income Fund - Class IB	65,099	(9,402)	55,697
Putnam VT George Putnam Balanced Fund - Class IA	20,143	(37)	20,106
Putnam VT George Putnam Balanced Fund - Class IB	1,332,020	(107,165)	1,224,855
Putnam VT Global Health Care Fund - Class IA	17,183	(6,648)	10,535
Putnam VT Global Health Care Fund - Class IB	585,733	(220,096)	365,637
Putnam VT Growth & Income Fund - Class IB	1,754	(67,087)	(65,333)
Putnam VT Income Fund - Class IB	230,381	(38,260)	192,121
Putnam VT Multi-Asset Absolute Return Fund - Class IA	129	—	129
Putnam VT Multi-Asset Absolute Return Fund - Class IB	93,826	(34,996)	58,830
QS Variable Conservative Growth - Class II	92,339	(1,573)	90,766
Rational Trend Aggregation VA Fund	8,552	(14,013)	(5,461)
SEI VP Market Growth Strategy Fund - Class III	175,063	(115,617)	59,446
SEI VP Market Plus Strategy Fund - Class III	5,832	(8,792)	(2,960)
Templeton Foreign VIP Fund - Class 1	608	(63)	545
Templeton Foreign VIP Fund - Class 4	85,355	(70,815)	14,540
Templeton Global Bond VIP Fund - Class 1	107,042	(30,935)	76,107
Templeton Global Bond VIP Fund - Class 2	608,596	(1,852,994)	(1,244,398)
Templeton Global Bond VIP Fund - Class 4	979,018	(128,487)	850,531
Templeton Growth VIP Fund - Class 2	125,272	(352,115)	(226,843)
VanEck VIP Global Hard Assets Fund - Class S Shares	292,887	(193,731)	99,156
VanEck VIP Global Hard Assets Fund - Initial Class Shares	20,443	(12,734)	7,709
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	325,874	(86,929)	238,945
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	132,284	(21,908)	110,376
Virtus Rampart Equity Trend Series - Class A Shares	11,753	(8,545)	3,208
Virtus Rampart Equity Trend Series - Class I Shares	5	—	5

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of The Lincoln National Life Insurance Company and

Contract Owners of Lincoln Life Variable Annuity Account N

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln Life Variable Annuity Account N ("Variable Account"), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 1998.
Philadelphia, Pennsylvania
April 16, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Growth and Income Portfolio - Class B	Available fund with no money invested at December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS International Value Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Alerian Energy Infrastructure Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Stadion Core ETF Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Stadion Core ETF Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Stadion Tactical Growth Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Century VP Balanced Fund - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from March 28, 2017 (commencement of operations) through December 31, 2017
American Century VP Balanced Fund - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Century VP Inflation Protection Fund - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Century VP Large Company Value Fund - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 27, 2017 (commencement of operations) through December 31, 2017
American Century VP Large Company Value Fund - Class II	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 7, 2017 (commencement of operations) through December 31, 2017
American Funds Asset Allocation Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Asset Allocation Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 13, 2017 (commencement of operations) through December 31, 2017
American Funds Asset Allocation Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Blue Chip Income and Growth Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Bond Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from March 20, 2017 (commencement of operations) through December 31, 2017
American Funds Capital Income Builder® - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Capital Income Builder® - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Capital Income Builder® - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Balanced Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Balanced Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 25, 2017 (commencement of operations) through December 31, 2017
American Funds Global Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Bond Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 27, 2017 (commencement of operations) through December 31, 2017
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth and Income Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 28, 2017 (commencement of operations) through December 31, 2017
American Funds Global Growth Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Global Growth Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Small Capitalization Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Growth Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 24, 2017 (commencement of operations) through December 31, 2017
American Funds Growth-Income Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds High-Income Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds High-Income Bond Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 10, 2017 (commencement of operations) through December 31, 2017
American Funds International Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 21, 2017 (commencement of operations) through December 31, 2017
American Funds International Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Growth and Income Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds International Growth and Income Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from March 30, 2017 (commencement of operations) through December 31, 2017
American Funds Managed Risk Asset Allocation Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Growth Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Growth-Income Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk International Fund - Class P1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Mortgage Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Mortgage Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 10, 2017 (commencement of operations) through December 31, 2017
American Funds Mortgage Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds New World Fund® - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds New World Fund® - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 10, 2017 (commencement of operations) through December 31, 2017
American Funds New World Fund® - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 30, 2017 (commencement of operations) through December 31, 2017
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
ClearBridge Variable Aggressive Growth Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Large Cap Growth Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 6, 2017 (commencement of operations) through December 31, 2017
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 25, 2017 (commencement of operations) through December 31, 2017
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Columbia VP Commodity Strategy Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 16, 2017 (commencement of operations) through December 31, 2017
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 6, 2017 (commencement of operations) through December 31, 2017
Columbia VP Emerging Markets Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 6, 2017 (commencement of operations) through December 31, 2017
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 12, 2017 (commencement of operations) through December 31, 2017
Columbia VP Strategic Income Fund - Class 1	As of December 31, 2018	For the period from April 9, 2018 (commencement of operations) through December 31, 2018	For the period from April 9, 2018 (commencement of operations) through December 31, 2018
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 11, 2017 (commencement of operations) through December 31, 2017
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® High Yield Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Delaware VIP® International Value Equity Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® REIT Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® REIT Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® U.S. Growth Series - Standard Class	As of December 31, 2018	For the period from October 9, 2018 (commencement of operations) through December 31, 2018	For the period from October 9, 2018 (commencement of operations) through December 31, 2018
Delaware VIP® Value Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Value Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Eaton Vance VT Floating-Rate Income Fund - ADV Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Contrafund® Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	As of December 31, 2018	For the period from May 17, 2018 (commencement of operations) through December 31, 2018	For the period from May 17, 2018 (commencement of operations) through December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 17, 2017 (commencement of operations) through December 31, 2017
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Mid Cap Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Strategic Income Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust Dorsey Wright Tactical Core Portfolio - Class II	As of December 31, 2018	For the period from May 21, 2018 (commencement of operations) through December 31, 2018	For the period from May 21, 2018 (commencement of operations) through December 31, 2018
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust Multi Income Allocation Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Founding Funds Allocation VIP Fund - Class 1	As of December 31, 2018	For the period from August 3, 2018 (commencement of operations) through December 31, 2018	For the period from August 3, 2018 (commencement of operations) through December 31, 2018
Franklin Founding Funds Allocation VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Rising Dividends VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small Cap Value VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Guggenheim VT Long Short Equity	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Hartford Capital Appreciation HLS Fund - Class IA	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Comstock Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Core Equity Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Diversified Dividend Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equity and Income Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Asset Strategy Portfolio - Class I	As of December 31, 2018	For the period from August 6, 2018 (commencement of operations) through December 31, 2018	For the period from August 6, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Asset Strategy Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Energy Portfolio - Class I	As of December 31, 2018	For the period from September 14, 2018 (commencement of operations) through December 31, 2018	For the period from September 14, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Energy Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP High Income Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 21, 2017 (commencement of operations) through December 31, 2017
Ivy VIP High Income Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Micro Cap Growth Portfolio - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from August 22, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Micro Cap Growth Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Mid Cap Growth Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 24, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Mid Cap Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Ivy VIP Science and Technology Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from September 11, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Science and Technology Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Small Cap Growth Portfolio - Class I	As of December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018
Ivy VIP Small Cap Growth Portfolio - Class II	As of December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 4, 2017 (commencement of operations) through December 31, 2017
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 9, 2017 (commencement of operations) through December 31, 2017
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 10, 2017 (commencement of operations) through December 31, 2017
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 30, 2017 (commencement of operations) through December 31, 2017
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 18, 2017 (commencement of operations) through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Income Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American International Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Preservation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Preservation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Multi-Asset Income Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Multi-Asset Income Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Scientific Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 30, 2017 (commencement of operations) through December 31, 2017
LVIP BlackRock Scientific Allocation Fund - Standard Class	As of December 31, 2018	For the period from January 22, 2018 (commencement of operations) through December 31, 2018	For the period from January 22, 2018 (commencement of operations) through December 31, 2018
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Core Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Clarion Global Real Estate Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Clarion Global Real Estate Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Special Opportunities Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the period from April 9, 2018 (commencement of operations) through December 31, 2018	For the period from April 9, 2018 (commencement of operations) through December 31, 2018
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from December 19, 2017 (commencement of operations) through December 31, 2017
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the period from November 21, 2018 (commencement of operations) through December 31, 2018	For the period from November 21, 2018 (commencement of operations) through December 31, 2018
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Income Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Income Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Goldman Sachs Income Builder Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Goldman Sachs Income Builder Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Government Money Market Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Government Money Market Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 7, 2017 (commencement of operations) through December 31, 2017
LVIP JPMorgan Retirement Income Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 6, 2017 (commencement of operations) through December 31, 2017
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Loomis Sayles Global Growth Fund - Service Class	As of December 31, 2018	For the period from June 4, 2018 (commencement of operations) through December 31, 2018	For the period from June 4, 2018 (commencement of operations) through December 31, 2018
LVIP Loomis Sayles Global Growth Fund - Standard Class	As of December 31, 2018	For the period from August 8, 2018 (commencement of operations) through December 31, 2018	For the period from August 8, 2018 (commencement of operations) through December 31, 2018
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS International Growth Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS Value Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS Value Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Conservative Index Allocation Fund - Standard Class	As of December 31, 2018	For the period from September 4, 2018 (commencement of operations) through December 31, 2018	For the period from September 4, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	As of December 31, 2018	For the period from November 29, 2018 (commencement of operations) through December 31, 2018	For the period from November 29, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA International Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 10, 2017 (commencement of operations) through December 31, 2017
LVIP SSGA Mid-Cap Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 31, 2017 (commencement of operations) through December 31, 2017
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from November 10, 2017 (commencement of operations) through December 31, 2017
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 6, 2017 (commencement of operations) through December 31, 2017
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2018	For the period from May 21, 2018 (commencement of operations) through December 31, 2018	For the period from May 21, 2018 (commencement of operations) through December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Short-Term Bond Index Fund - Standard Class	As of December 31, 2018	For the period from June 25, 2018 (commencement of operations) through December 31, 2018	For the period from June 25, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2010 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2040 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	As of December 31, 2018	For the period from November 20, 2018 (commencement of operations) through December 31, 2018	For the period from November 20, 2018 (commencement of operations) through December 31, 2018
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 26, 2017 (commencement of operations) through December 31, 2017
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Wellington Mid-Cap Value Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 22, 2017 (commencement of operations) through December 31, 2017
LVIP Western Asset Core Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 5, 2017 (commencement of operations) through December 31, 2017
MFS® VIT Growth Series - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Growth Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Total Return Series - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Total Return Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Utilities Series - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Utilities Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT II International Value Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT II International Value Portfolio - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer Global Fund/VA Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer International Growth Fund/VA Non-Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer International Growth Fund/VA Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Dynamic Bond Portfolio - Institutional Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Equity Income Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 12, 2017 (commencement of operations) through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IA	Available fund with no money invested at December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 17, 2017 (commencement of operations) through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 12, 2017 (commencement of operations) through December 31, 2017
Putnam VT Global Health Care Fund - Class IA	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Growth & Income Fund - Class IB	N/A - the fund merged into Putnam VT Equity Income Fund - Class IB during 2017	N/A - the fund merged into Putnam VT Equity Income Fund - Class IB during 2017	For the year ended December 31, 2017
Putnam VT Income Fund - Class IA	As of December 31, 2018	For the period from June 7, 2018 (commencement of operations) through December 31, 2018	For the period from June 7, 2018 (commencement of operations) through December 31, 2018
Putnam VT Income Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Multi-Asset Absolute Return Fund - Class IA	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 24, 2017 (commencement of operations) through December 31, 2017
Putnam VT Multi-Asset Absolute Return Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
QS Variable Conservative Growth - Class II	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 26, 2017 (commencement of operations) through December 31, 2017
Rational Trend Aggregation VA Fund	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SEI VP Market Growth Strategy Fund - Class II	As of December 31, 2018	For the period from April 13, 2018 (commencement of operations) through December 31, 2018	For the period from April 13, 2018 (commencement of operations) through December 31, 2018
SEI VP Market Growth Strategy Fund - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SEI VP Market Plus Strategy Fund - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Foreign VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Foreign VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Growth VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VanEck VIP Global Hard Assets Fund - Initial Class Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Rampart Equity Trend Series - Class A Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Rampart Equity Trend Series - Class I Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from April 4, 2017 (commencement of operations) through December 31, 2017

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2018
Statement of Operations - Year ended December 31, 2018
Statements of Changes in Net Assets - Years ended December 31, 2018 and 2017
Notes to Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2018 and 2017
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Cash Flows - Years ended December 31, 2018, 2017 and 2016
Notes to Consolidated Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) Not Applicable
(3)(a) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) Annuity Contract (30070-A 8/03) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-138190) filed on October 26, 2006.
(b) Guarantee of Principal Death Benefit Rider (ICC16-32148) incorporated herein by reference to Pre-Effective Amendment No. 2 (File No. 333-212680) filed on December 28, 2016.
(c) Highest Anniversary Death Benefit Rider (AR-593) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-212680) filed on July 26, 2016.
(d) Allocation Amendment (AR503) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.
(e) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(f) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(g) Guaranteed Income Benefit Rider (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(h) Variable Annuity Living Benefit Rider (LINC 2.0) (AR-566) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-212680) filed on July 26, 2016.
(i) Variable Annuity Living Benefit Rider (Market Select Adv) (AR591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(j) Guaranteed Income Later Rider (4LATER Select Advantage) (AR-547 (3-12)) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(k) Variable Annuity Living Benefits Rider (AR-600) (Lincoln Max 6 SelectSM Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-135039) filed on April 7, 2017.
(l) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 10, 2018.
(m) Guaranteed Income Later Rider (4LATER Select Adv) (AR-547 03/18) incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 10, 2018.
(n) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(o) Guaranteed Income Later Rider (4LATER Select Adv) (AR-547 03/18) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(5) InvestmentSolutions RIA Application incorporated herein by reference to Pre-Effective Amendment No. 2 (File No. 333-214143) filed on December 28, 2016.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post- Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
(ii) Amendment No. 4 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 5 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(iv) Amendment No. 6 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(ii) Amendment No. 3 to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.

(iii) Amendment No. 4 to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015; amendments incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(iii) American Century Variable Portfolio, Inc. incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(iiiv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(v) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011; amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vii) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(viii) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(ix) First Trust Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xi) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xii) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xiii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xiv) MFS Variable Insurance Trust I, II, and III incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015; amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(xv) Northern Lights Variable Trust to be filed by amendment.
(xvi) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iiiv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(x) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(c) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(9) Opinion and Consent of Scott C. Durocher, Senior Counsel, The Lincoln National Life Insurance Company, as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 2 (File No. 333-214143) filed on December 28, 2016.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(11) Not applicable
(12) Not applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-222786) filed on May 14, 2018.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer, and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Randal J. Freitag*	Executive Vice President, Chief Financial Officer, and Director
Wilford H. Fuller*	Executive Vice President and Director
Dennis R. Glass*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christine Janofsky*	Senior Vice President, Chief Accounting Officer, and Controller
Leon E. Roday*	Executive Vice President, General Counsel and Director
Keith J. Ryan**	Vice President and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.

Item 27. Number of Contractowners
As of February 28, 2019 there were 376,598 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Senior Vice President and Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 18th day of April, 2019.

Lincoln Life Variable Annuity Account N (Registrant) Lincoln InvestmentSolutionsSM RIA
By:	/s/ Delson R. Campbell Delson R. Campbell Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Michelle L. Grindle Michelle L. Grindle (Signature-Officer of Depositor) Assistant Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in their capacities indicated on April 18, 2019.
Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President and Director (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ Leon E. Roday Leon E. Roday	Executive Vice President, General Counsel and Director
*/s/ Wilford H. Fuller Wilford H. Fuller	Executive Vice President and Director
*/s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
*By: /s/ Delson R. Campbell Delson R. Campbell	Pursuant to a Power of Attorney
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